UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-09689

                            Wells Fargo Master Trust
               (Exact name of registrant as specified in charter)


             525 Market Street, 12th Floor, San Francisco, CA 94105
              (Address of principal executive offices) (Zip code)


                                C. David Messman
                        Wells Fargo Funds Management, LLC
             525 Market Street, 12th Floor, San Francisco, CA 94105
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-643-9691


                   Date of fiscal year end: February 29, 2008

                   Date of reporting period: November 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS
===============================


WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMON STOCKS: 104.27%
ADMINISTRATION OF ENVIRONMENTAL QUALITY & HOUSING PROGRAMS: 0.01%
       4,900  KURITA WATER INDUSTRIES LIMITED                                                                      $       143,761
                                                                                                                   ---------------
AEROSPACE, DEFENSE: 0.13%
      30,869  BE AEROSPACE INCORPORATED+                                                                                 1,450,843
      23,987  ROLLS ROYCE GROUP PLC                                                                                        260,632
     793,496  ROLLS ROYCE GROUP PLC B SHARES+                                                                                1,643

                                                                                                                         1,713,118
                                                                                                                   ---------------
AGRICULTURAL PRODUCTION CROPS: 0.00%
      54,500  SINAR MAS AGRO RESOURCES AND TECHNOLOGY TBK PT                                                                34,899
                                                                                                                   ---------------
AGRICULTURAL SERVICES: 0.17%
       2,252  ABB GRAIN LIMITED                                                                                             16,686
      31,900  ASIATIC DEVELOPMENT BHD                                                                                       70,162
      14,500  ASTRA AGRO LESTARI TBK PT                                                                                     39,384
      43,101  AWB LIMITED                                                                                                  104,297
      32,400  CHAODA MODERN AGRICULTURE LIMITED                                                                             30,461
       1,228  CRESUD SACIFYA<<                                                                                              22,718
      62,000  GOLDEN AGRI-RESOURCES LIMITED                                                                                 78,785
     182,400  IOI CORPORATION BHD                                                                                          365,938
      48,700  KUALA LUMPUR KEPONG BHD                                                                                      228,700
      14,000  OLAM INTERNATIONAL LIMITED                                                                                    29,779
       3,600  UNITED PLANTATIONS BHD                                                                                        13,589
      27,870  VCA ANTECH INCORPORATED+                                                                                   1,143,506
       1,800  YARA INTERNATIONAL ASA                                                                                        68,469

                                                                                                                         2,212,474
                                                                                                                   ---------------
AIRPORT DEVELOPMENT, MAINTENANCE: 0.02%
      19,577  AUCKLAND INTERNATIONAL AIRPORT LIMITED                                                                        42,380
      19,046  EMPRESA BRASILEIRA DE AERONAUTICA SA                                                                         208,234

                                                                                                                           250,614
                                                                                                                   ---------------
AMUSEMENT & RECREATION SERVICES: 0.38%
      10,731  ARISTOCRAT LEISURE LIMITED                                                                                   104,058
      44,700  BEC WORLD PCL                                                                                                 33,676
     113,400  BERJAYA SPORTS TOTO BHD                                                                                      167,850
      60,000  CHINA TRAVEL INTERNATIONAL INVESTMENT HONG KONG LIMITED                                                       39,841
       1,141  CLUB MEDITERRANEE+                                                                                            71,777
         714  FLIGHT CENTRE LIMITED                                                                                         18,444
          11  FUJI TELEVISION NETWORK INCORPORATED                                                                          17,918
         917  GESTEVISION TELECINCO SA                                                                                      24,778
       1,200  H.I.S COMPANY LIMITED                                                                                         23,111
           1  HARRAH'S ENTERTAINMENT INCORPORATED<<                                                                             61
       4,270  INFORMA PLC                                                                                                   38,934
      11,925  INTERNATIONAL GAME TECHNOLOGY                                                                                520,646
       9,655  INTERNATIONAL SPEEDWAY CORPORATION CLASS A                                                                   411,400
       6,984  INTRALOT SA-INTEGRATED LOTTERY SYSTEMS & SERVICES                                                            129,350
       5,120  KANGWON LAND INCORPORATED                                                                                    128,952
          74  KUONI REISEN HOLDING                                                                                          39,138
      10,076  LADBROKERS PLC                                                                                                63,804
      10,000  LI NING COMPAY LIMITED                                                                                        33,843
         800  LIFE TIME FITNESS INCORPORATED                                                                                43,456
      10,671  LIFE TIME FITNESS INCORPORATED+<<                                                                            579,649
       2,636  LOTTOMATICA SPA                                                                                               89,698
      48,700  MAGNUM CORPORATION BHD                                                                                        47,477
      72,300  MEDIA PRIMA BHD                                                                                               51,789
       7,100  NAMCO BANDAI HOLDINGS INCORPORATED                                                                           116,677

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
AMUSEMENT & RECREATION SERVICES (continued)
       4,627  OPAP SA                                                                                              $       179,787
       1,400  ORIENTAL LAND COMPANY LIMITED                                                                                 84,921
      17,971  PARTYGAMING PLC+                                                                                              10,715
      19,960  PINNACLE ENTERTAINMENT INCORPORATED+<<                                                                       547,902
     131,215  RESORTS WORLD BHD                                                                                            148,199
       2,880  RESORTTRUST INCORPORATED                                                                                      60,262
          12  ROUND ONE CORPORATION                                                                                         28,943
       3,500  SEGA SAMMY HOLDINGS INCORPORATED                                                                              44,476
      28,744  SIX FLAGS INCORPORATED+<<                                                                                     67,261
         609  SOGECABLE SA+                                                                                                 21,543
      12,767  TABCORP HOLDINGS LIMITED                                                                                     172,172
      47,996  TATTERSALL'S LIMITED                                                                                         169,550
      11,000  TOKYO DOME CORPORATION                                                                                        59,398
      12,000  TOKYOTOKEIBA COMPANY LIMITED                                                                                  29,807
       5,056  WARNER MUSIC GROUP CORPORATION                                                                                38,173
      40,176  WESTWOOD ONE INCORPORATED+                                                                                    76,736
       3,265  WILLIAM HILL PLC                                                                                              34,738
      14,635  WMS INDUSTRIES INCORPORATED+                                                                                 488,809

                                                                                                                         5,059,719
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.81%
      11,744  ABERCROMBIE & FITCH COMPANY CLASS A                                                                          963,478
       2,749  ADIDAS-SALOMON AG                                                                                            182,865
      25,894  AEROPOSTALE INCORPORATED+<<                                                                                  661,592
       3,300  AOKI HOLDINGS INCORPORATED                                                                                    62,962
       3,400  AOYAMA TRADING COMPANY LIMITED                                                                                86,442
         766  BEIERSDORF AG                                                                                                 61,645
      96,000  BELLE INTERNATIONAL HOLDINGS LIMITED                                                                         126,258
       1,126  BULGARI SPA                                                                                                   16,621
      15,666  CATO CORPORATION<<                                                                                           235,930
         461  CHARLES VOEGELE HOLDING AG                                                                                    39,891
      65,631  CHARMING SHOPPES INCORPORATED+<<                                                                             362,939
       2,000  CHIYODA COMPANY LIMITED                                                                                       33,803
      17,619  CHRISTOPHER & BANKS CORPORATION<<                                                                            284,018
      19,500  CITIZEN HOLDINGS COMPANY LIMITED                                                                             208,136
     157,785  COMPAL ELECTRONIC INCORPORATED                                                                               182,180
       2,449  DEBENHAMS PLC                                                                                                  4,380
      23,200  DRESS BARN INCORPORATED+                                                                                     328,048
       2,000  FAST RETAILING COMPANY LIMITED                                                                               131,395
     256,000  GIORDANO INTERNATIONAL LIMITED                                                                               121,326
       9,000  HANKYU DEPARTMENT STORES                                                                                      74,922
      24,513  HOT TOPIC INCORPORATED+<<                                                                                    154,677
       3,330  INDUSTRIA DE DISENO TEXTIL SA                                                                                231,987
       6,600  ISETAN COMPANY LIMITED                                                                                        95,928
      14,185  J.CREW GROUP INCORPORATED+<<                                                                                 681,589
      22,104  JUST GROUP LIMITED                                                                                           103,267
       9,991  KOHL'S CORPORATION+                                                                                          492,356
       3,237  L'OREAL SA                                                                                                   449,548
         465  LOTTE SHOPPING COMPANY LIMITED                                                                               189,049
      12,300  MARUI COMPANY LIMITED                                                                                        125,640
      10,000  MITSUKOSHI LIMITED                                                                                            48,598
       2,177  NEXT PLC                                                                                                      77,878
       2,400  NISHIMATSUYA CHAIN COMPANY LIMITED                                                                            33,652
       8,068  NORDSTROM INCORPORATED                                                                                       270,601
       1,603  ORIFLAME COSMETICS SA                                                                                         97,460
      35,204  PACIFIC SUNWEAR OF CALIFORNIA+<<                                                                             576,642
       1,036  PINAULT-PRINTEMPTS-REDOUTE SA                                                                                174,341
         730  POINT INCORPORATED                                                                                            38,367
         122  PUMA AG RUDOLF DASSLER SPORT                                                                                  49,052
     121,380  QUANTA COMPUTER INCORPORATED                                                                                 182,473
       2,386  REITMAN'S CANADA LIMITED CLASS A                                                                              39,013
       1,000  RIGHT ON COMPANY LIMITED                                                                                      11,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                             VALUE
APPAREL & ACCESSORY STORES (continued)
      23,623  ROSS STORES INCORPORATED                                                                             $       623,175
         900  SHIMANURA COMPANY LIMITED                                                                                     91,851
      10,000  SHISEIDO COMPANY LIMITED                                                                                     238,942
       7,427  SIGNET GROUP PLC                                                                                               9,543
         533  SWATCH GROUP AG                                                                                               29,131
         437  SWATCH GROUP AG CLASS B                                                                                      122,316
       9,000  TAKASHIMAYA COMPANY LIMITED                                                                                  110,966
      12,464  TALBOTS INCORPORATED                                                                                         193,317
      18,357  TRUWORTHS INTERNATIONAL LIMITED                                                                               77,151
      10,555  UNDER ARMOUR INCORPORATED+<<                                                                                 524,372
       1,200  UNI-CHARM CORPORATION                                                                                         77,541
       1,900  UNITED ARROWS LIMITED                                                                                         20,656
      14,704  URBAN OUTFITTERS INCORPORATED+                                                                               385,245
      10,000  YUE YUEN INDUSTRIAL HOLDINGS LIMITED                                                                          31,852

                                                                                                                        10,828,914
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.35%
       7,091  BILLABONG INTERNATIONAL LIMITED                                                                               93,874
       4,229  BURBERRY GROUP PLC                                                                                            49,993
       7,521  GUESS? INCORPORATED                                                                                          352,961
       5,000  GUNZE LIMITED                                                                                                 20,879
      10,500  GYMBOREE CORPORATION+                                                                                        350,280
       6,051  HENNES & MAURITZ AB CLASS B                                                                                  377,835
         768  HERMES INTERNATIONAL                                                                                          99,086
      17,800  JONES APPAREL GROUP INCORPORATED                                                                             331,792
      11,747  KELLWOOD COMPANY                                                                                             176,088
      17,300  LIZ CLAIBORNE INCORPORATED                                                                                   434,057
          43  LPP SA+                                                                                                       41,816
         330  NOBEL BIOCARE HOLDING AG                                                                                      93,824
       3,000  ONWARD KASHIYAMA COMPANY LIMITED                                                                              32,480
      18,474  PHILLIPS-VAN HEUSEN CORPORATION                                                                              783,667
       8,124  POLO RALPH LAUREN CORPORATION<<                                                                              560,394
       5,000  PORTS DESIGN LIMITED                                                                                          16,889
     103,006  POU CHEN CORPORATION                                                                                          92,751
      66,173  QUIKSILVER INCORPORATED+<<                                                                                   701,434
       3,000  SANYO SHOKAI LIMITED                                                                                          23,516
       2,000  TOKYO STYLE COMPANY LIMITED                                                                                   21,185
       3,000  WACOAL CORPORATION                                                                                            38,555
      34,000  YGM TRADING LIMITED                                                                                           22,664

                                                                                                                         4,716,020
                                                                                                                   ---------------
APPLICATIONS SOFTWARE: 0.02%
      14,300  WIPRO LIMITED<<                                                                                              207,350
                                                                                                                   ---------------
AUTO PARTS & EQUIPMENT: 0.01%
       4,240  HYUNDAI AUTONET COMPANY LIMITED                                                                               28,078
      96,200  SOMBOON ADVANCE TECHNOLOGY PCL                                                                                41,496
     310,300  YARNAPUND PCL                                                                                                 31,353

                                                                                                                           100,927
                                                                                                                   ---------------
AUTO PARTS - ORIGINAL EQUIPMENT: 0.00%
       1,200  TOKAI RIKA COMPANY LIMITED                                                                                    36,071
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.63%
      84,214  TOYOTA MOTOR CORPORATION                                                                                   4,729,293
         700  AUTOBACS SEVEN COMPANY LIMITED                                                                                15,056
      25,359  AUTONATION INCORPORATED+<<                                                                                   418,424
       6,100  AUTOZONE INCORPORATED+                                                                                       680,943
       4,230  BAYERISCHE MOTOREN WERKE AG                                                                                  258,051

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS (continued)
       4,000  BRIDGESTONE CORPORATION                                                                              $        76,137
         800  CANADIAN TIRE CORPORATED LIMITED CLASS A                                                                      56,723
      29,182  CARMAX INCORPORATED+<<                                                                                       667,392
          24  D'IETEREN SA                                                                                                   9,277
      13,000  HOTAI MOTOR COMPANY LIMITED                                                                                   33,727
      70,900  NISSAN MOTOR COMPANY LIMITED                                                                                 807,168
      14,414  O'REILLY AUTOMOTIVE INCORPORATED+<<                                                                          473,644
       2,212  PEUGEOT SA                                                                                                   171,834
         610  USS COMPANY LIMITED                                                                                           39,307

                                                                                                                         8,436,976
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.03%
      10,263  RYDER SYSTEM INCORPORATED                                                                                    445,004
                                                                                                                   ---------------
BIOPHARMACEUTICALS: 0.03%
      15,505  THERAVANCE INCORPORATED+<<                                                                                   373,515
                                                                                                                   ---------------
BUILDING: 0.00%
       1,216  BOVIS HOMES GROUP PLC                                                                                         15,812
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.65%
       3,391  AMEC PLC                                                                                                      53,507
       4,687  BALFOUR BEATTY PLC                                                                                            47,024
       3,720  BARRATT DEVELOPMENTS PLC                                                                                      35,578
      10,900  BEAZER HOMES USA INCORPORATED+<<                                                                              92,541
         491  BELLWAY PLC                                                                                                    9,792
       1,204  BERKELEY GROUP HOLDINGS PLC                                                                                   34,902
         371  BILFINGER BERGER AG                                                                                           30,134
       2,798  CARILLION PLC                                                                                                 21,284
     184,900  CH KARNCHANG PCL                                                                                              44,521
      48,779  CHINA COMMUNICATIONS CONSTRUCTION COMPANY LIMITED                                                            141,276
       3,000  COMSYS HOLDINGS CORPORATION                                                                                   24,569
      19,094  CSR LIMITED                                                                                                   51,263
       1,149  DAELIM INDUSTRIAL COMPANY LIMITED                                                                            202,071
       3,557  DAEWOO ENGINEERING & CONSTRUCTION COMPANY LIMITED                                                            100,398
      17,000  DAIWA HOUSE INDUSTRY COMPANY LIMITED                                                                         225,208
      59,800  DIALOG GROUP BHD                                                                                              27,905
      46,675  DR HORTON INCORPORATED<<                                                                                     558,700
         531  EIFFAGE SA                                                                                                    59,233
       4,075  ENKA INSAAT VE SANAYI AS                                                                                      65,765
     147,600  GAMUDA BHD                                                                                                   192,150
      12,747  GLOBE TRADE CENTRE SA+                                                                                       240,271
       1,562  GS ENGINEERING & CONSTRUCTION CORPORATION                                                                    273,857
         500  HANJIN HEAVY INDUSTRIES & CONSTRUCTION COMPANY LIMITED                                                        22,775
      22,500  HASEKO CORPORATION                                                                                            44,548
         486  HOCHTIEF AG                                                                                                   64,125
       2,628  HOLCIM LIMITED                                                                                               282,628
       2,730  HYUNDAI DEVELOPMENT COMPANY                                                                                  244,208
       2,352  HYUNDAI ENGINEERING & CONSTRUCTION COMPANY LIMITED+                                                          197,883
      33,000  IJM CORPORATION BHD                                                                                           81,409
      13,306  IMPREGILO SPA                                                                                                 87,792
      82,400  ITALIAN-THAI DEVELOPMENT PCL                                                                                  19,841
       8,000  JGC CORPORATION                                                                                              147,595
         771  JM AB                                                                                                         15,867
      23,000  KAJIMA CORPORATION                                                                                            75,345
      13,351  KB HOME<<                                                                                                    278,902
       6,000  KINDEN CORPORATION                                                                                            48,760
       1,090  KONINKLIJKE BAM GROEP NV                                                                                      26,088
         772  KUMHO INDUSTRIAL COMPANY LIMITED                                                                              56,068
     151,700  LAND & HOUSES PCL                                                                                             33,166
       3,761  LEIGHTON HOLDINGS LIMITED                                                                                    201,783

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS (continued)
      22,088  LENNAR CORPORATION CLASS A<<                                                                         $       349,874
         826  LENNAR CORPORATION CLASS B                                                                                    12,093
      63,341  NEW WORLD DEVELOPMENT LIMITED                                                                                241,211
       7,000  NISHIMATSU CONSTRUCTION COMPANY LIMITED                                                                       19,718
      18,000  OBAYASHI CORPORATION                                                                                          90,879
       9,000  OKUMURA CORPORATION                                                                                           41,066
         922  PBG SA+                                                                                                      126,138
       2,783  PERSIMMON PLC                                                                                                 45,716
      34,372  PYI CORPORATION LIMITED                                                                                       14,833
       7,432  RYLAND GROUP INCORPORATED<<                                                                                  170,936
      12,000  SEKISUI CHEMICAL COMPANY LIMITED                                                                              81,861
      16,000  SEKISUI HOUSE LIMITED                                                                                        203,897
      26,000  SEMBCORP INDUSTRIES LIMITED                                                                                  100,552
      18,000  SHIMIZU CORPORATION                                                                                           77,433
      26,000  SINGAPORE TECHNOLOGIES ENGINEERING LIMITED                                                                    67,873
     291,300  SINO THAI ENGINEERING & CONSTRUCTION PCL                                                                      43,462
      15,063  SUEZ SA                                                                                                    1,002,217
      27,000  TAISEI CORPORATION                                                                                            79,701
      11,176  TAYLOR WOODROW PLC                                                                                            47,217
      11,000  TODA CORPORATION                                                                                              58,507
      22,524  TOLL BROTHERS INCORPORATED+<<                                                                                465,571
       8,065  UNITED CONSTRUCTION GROUP LIMITED                                                                            154,347
      51,000  UNITED FIBER SYSTEM LIMITED                                                                                    7,220
      32,529  URBI DESARROLLOS URBANOS SA DE CV+                                                                           110,344
       4,564  VINCI SA                                                                                                     363,691
       8,220  WCI COMMUNITIES INCORPORATED+<<                                                                               27,619
      11,000  YANLORD LAND GROUP LIMITED                                                                                    28,412
       1,144  YIT OYJ                                                                                                       26,778
      27,700  YTL CORPORATION BHD                                                                                           65,453
      10,000  ZELAN BHD                                                                                                     17,387
         369  ZPH STALPRODUKT SA                                                                                           126,393

                                                                                                                         8,729,131
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.45%
      33,000  ASAHI GLASS COMPANY LIMITED                                                                                  457,364
       4,000  CENTRAL GLASS COMPANY LIMITED                                                                                 14,723
       8,300  DAIKIN INDUSTRIES LIMITED                                                                                    425,028
       4,800  DCM JAPAN HOLDINGS COMPANY LIMITED                                                                            35,768
      19,070  FASTENAL COMPANY<<                                                                                           755,935
      19,318  FLETCHER BUILDING LIMITED                                                                                    174,492
         500  FLSMIDTH & COMPANY A/S                                                                                        50,612
      21,000  FUJI ELECTRIC HOLDINGS COMPANY LIMITED                                                                        77,298
         420  GEBERIT AG                                                                                                    57,778
       1,859  GRAFTON GROUP PLC                                                                                             16,318
      41,630  HOME DEPOT INCORPORATED                                                                                    1,188,953
         600  KCI KONECRANES OYJ                                                                                            22,954
       2,000  KEIYO COMPANY LIMITED                                                                                         12,042
      27,398  KINGFISHER PLC                                                                                                85,788
       1,140  KINGSPAN GROUP PLC                                                                                            24,049
       2,600  KOMERI COMPANY LIMITED                                                                                        74,643
      54,094  LOWE'S COMPANIES INCORPORATED                                                                              1,320,435
       8,000  MATSUSHITA ELECTRIC WORKS LIMITED                                                                             83,229
      13,000  NIPPON SHEET GLASS COMPANY LIMITED                                                                            70,783
       1,435  REECE AUSTRALIA LIMITED                                                                                       35,447
       3,600  RINNAI CORPORATION                                                                                           123,116
       1,161  RONA INCORPORATED+                                                                                            20,342
      12,577  SANDVIK AB                                                                                                   227,825
       5,000  SANWA SHUTTER CORPORATION                                                                                     24,974
         522  SCHINDLER HOLDING AG                                                                                          32,448
       2,920  SCHNEIDER ELECTRIC SA                                                                                        407,446
      89,000  TECHTRONIC INDUSTRIES COMPANY                                                                                 74,415
         484  WIENER STAEDTISCHE ALLGEMEINE VERSICHERUNG AG                                                                 36,097

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS (continued)
         748  WIENERBERGER AG                                                                                      $        42,283
                                                                                                                         5,972,585
                                                                                                                   ---------------

BUSINESS SERVICES: 6.63%
      71,026  3COM CORPORATION+                                                                                            306,122
      12,828  ACI WORLDWIDE INCORPORATED+<<                                                                                292,863
      38,600  ACTIVISION INCORPORATED+                                                                                     854,990
       1,181  ADECCO SA                                                                                                     65,799
       8,337  ADMINISTAFF INCORPORATED                                                                                     272,453
      20,644  ADOBE SYSTEMS INCORPORATED+                                                                                  869,938
       6,093  ADVENT SOFTWARE INCORPORATED+<<                                                                              309,281
       8,857  AEGIS GROUP PLC                                                                                               20,258
      11,723  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+                                                           491,897
      22,265  AKAMAI TECHNOLOGIES INCORPORATED+<<                                                                          847,406
      10,619  ALLIANCE DATA SYSTEMS CORPORATION+<<                                                                         825,096
      25,959  ANSYS INCORPORATED+<<                                                                                      1,008,767
      10,044  ARBITRON INCORPORATED<<                                                                                      400,253
      40,371  ARIBA INCORPORATED+                                                                                          479,204
       4,878  ASX LIMITED                                                                                                  242,972
         655  ATOS ORIGIN SA+                                                                                               37,141
      31,234  AUTODESK INCORPORATED+                                                                                     1,470,809
      19,329  AUTOMATIC DATA PROCESSING INCORPORATED                                                                       870,965
       1,660  AUTONOMY CORPORATION PLC+                                                                                     27,251
      51,330  AVIS BUDGET GROUP INCORPORATED+                                                                              771,490
       1,203  BAIDU.COM INCORPORATED ADR+<<                                                                                459,498
       2,762  BANCA CR FIRENZE                                                                                              26,648
      69,140  BEA SYSTEMS INCORPORATED+                                                                                  1,094,486
       5,622  BIFFA PLC                                                                                                     37,334
      27,200  BMC SOFTWARE INCORPORATED+                                                                                   899,776
         675  BOLSAS Y MARCADOS ESPANOLES                                                                                   48,259
      30,067  BORLAND SOFTWARE CORPORATION+<<                                                                               97,116
      38,530  BRAMBLES LIMITED                                                                                             420,583
      15,400  CA INCORPORATED                                                                                              377,146
      10,208  CACI INTERNATIONAL INCORPORATED CLASS A+<<                                                                   463,341
       8,085  CAPITA GROUP PLC                                                                                             123,336
       7,967  CERNER CORPORATION+<<                                                                                        476,028
       3,000  CGI GROUP INCORPORATED+                                                                                       34,112
      37,784  CHECK POINT SOFTWARE TECHNOLOGIES+<<                                                                         862,231
       9,140  CHECKFREE CORPORATION+<<                                                                                     435,064
     158,000  CHINA UNICOM LIMITED                                                                                         366,897
       9,362  CHOICEPOINT INCORPORATED+<<                                                                                  354,352
      25,796  CIBER INCORPORATED+                                                                                          175,929
      24,700  CITRIX SYSTEMS INCORPORATED+<<                                                                               913,406
      70,300  CNET NETWORKS INCORPORATED+                                                                                  532,874
      38,946  COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION CLASS A+                                                        1,211,221
       1,000  COGNOS INCORPORATED+                                                                                          57,153
      30,866  COMPUTER SCIENCES CORPORATION+                                                                             1,630,342
      14,761  COMPUTERSHARE LIMITED                                                                                        132,317
      51,883  COMPUWARE CORPORATION+<<                                                                                     428,554
      22,577  CONVERGYS CORPORATION+                                                                                       368,231
      20,932  CSG SYSTEMS INTERNATIONAL INCORPORATED+<<                                                                    346,843
       1,400  CSK HOLDINGS CORPORATION                                                                                      45,862
       1,000  DAISEKI COMPANY LIMITED                                                                                       33,209
       1,850  DAVIS SERVICE GROUP PLC                                                                                       20,101
       2,629  DCC PLC                                                                                                       65,353
       1,565  DE LA RUE                                                                                                     28,057
      27,009  DELUXE CORPORATION                                                                                           853,214
          17  DENA COMPANY LIMITED                                                                                         118,877
          49  DENTSU INCORPORATED                                                                                          125,240
      13,405  DIGITAL RIVER INCORPORATED+<<                                                                                518,371
         743  DISCOUNT INVESTMENT CORPORATION                                                                               24,237
       6,845  DST SYSTEMS INCORPORATED+                                                                                    580,114

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
      62,628  EARTHLINK INCORPORATED+                                                                              $       425,244
      42,608  EBAY INCORPORATED+                                                                                         1,428,646
      10,732  ELECTRONIC ARTS INCORPORATED+                                                                                603,031
      28,684  ELECTRONICS FOR IMAGING INCORPORATED+<<                                                                      658,011
      10,305  EXPERIAN GROUP LIMITED                                                                                        90,042
      28,110  F5 NETWORKS INCORPORATED+                                                                                    742,666
       5,593  FACTSET RESEARCH SYSTEMS INCORPORATED                                                                        350,569
      26,174  FIDELITY NATIONAL INFORMATION SERVICES INCORPORATED                                                        1,131,240
      22,314  FISERV INCORPORATED+<<                                                                                     1,145,378
      17,614  FOCUS MEDIA HOLDING LIMITED+<<                                                                               994,134
       5,195  FORRESTER RESEARCH INCORPORATED+                                                                             136,005
      21,000  GALLANT VENTURE LIMITED+                                                                                      16,678
       1,693  GARDA WORLD SECURITY CORPORATION CLASS A+                                                                     24,482
       2,863  GEMALTO NV+                                                                                                   87,783
      10,963  GLOBAL PAYMENTS INCORPORATED                                                                                 473,821
       8,420  GOOGLE INCORPORATED CLASS A+                                                                               5,835,060
       1,520  GREATEK ELECTRONIC INCORPORATED                                                                                2,082
      50,000  GUANGDONG INVESTMENT LIMITED                                                                                  28,962
      44,702  HENRY JACK AND ASSOCIATES INCORPORATED                                                                     1,196,226
      22,701  HLTH CORPORATION+                                                                                            317,587
      30,500  HONG KONG EXCHANGES & CLEARING LIMITED                                                                       926,053
      26,845  INFORMATICA CORPORATION+<<                                                                                   460,392
      11,377  INFOSPACE INCORPORATED+                                                                                      202,624
      32,436  INFOSYS TECHNOLOGIES LIMITED ADR                                                                           1,367,177
      78,883  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                                               748,600
      19,125  INTERWOVEN INCORPORATED+                                                                                     234,855
      41,742  INTUIT INCORPORATED+                                                                                       1,223,875
      24,677  IRON MOUNTAIN INCORPORATED+                                                                                  900,217
         718  JC DECAUX SA                                                                                                  27,804
      17,784  JUNIPER NETWORKS INCORPORATED+<<                                                                             528,540
         560  JYSKE BANK+                                                                                                   44,436
          12  KABU.COM SECURITIES COMPANY LIMITED                                                                           17,711
           8  KENEDIX INCORPORATED                                                                                          15,047
      35,138  KEPPEL CORPORATION LIMITED                                                                                   325,172
         898  KONE OYJ                                                                                                      67,552
       2,000  KYOWA EXEO CORPORATION                                                                                        15,173
       9,067  LAMAR ADVERTISING COMPANY+<<                                                                                 471,575
       1,470  LG DACOM CORPORATION                                                                                          39,417
      15,304  LOGICACMG PLC                                                                                                 39,015
         452  MACDONALD DETTWILER & ASSOCIATES LIMITED+                                                                     20,160
      22,697  MAN GROUP PLC                                                                                                259,446
      11,500  MANPOWER INCORPORATED                                                                                        702,650
      47,000  MARUBENI CORPORATION                                                                                         357,422
       8,847  MASTERCARD INCORPORATED CLASS A<<                                                                          1,775,151
       3,363  MICHAEL PAGE INTERNATIONAL PLC                                                                                22,592
     305,171  MICROSOFT CORPORATION                                                                                     10,253,746
      44,200  MITSUBISHI CORPORATION                                                                                     1,264,960
         136  MONEX BEANS HOLDINGS INCORPORATED                                                                             97,182
      16,144  MONSTER WORLDWIDE INCORPORATED+                                                                              545,183
      51,460  MPS GROUP INCORPORATED+                                                                                      571,206
      13,181  NAVTEQ CORPORATION+                                                                                          987,125
      24,085  NCR CORPORATION+                                                                                             576,595
       6,800  NETEASE.COM INCORPORATED ADR+<<                                                                              137,836
      16,543  NETFLIX INCORPORATED+<<                                                                                      382,143
      59,608  NOVELL INCORPORATED+                                                                                         418,448
      32,741  NWS HOLDINGS LIMITED                                                                                         113,539
       1,778  OMX AB                                                                                                        74,153
     144,015  ORACLE CORPORATION+                                                                                        2,906,223
      59,850  PARAMETRIC TECHNOLOGY CORPORATION+<<                                                                         999,495
      44,011  PEROT SYSTEMS CORPORATION CLASS A+                                                                           578,745
         863  PERPETUAL TRUSTEES AUSTRALIA LIMITED                                                                          51,812
         499  PROKOM SOFTWARE SA                                                                                            26,700
      24,488  PSION PLC                                                                                                     48,709

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
BUSINESS SERVICES (continued)
      50,900  REALNETWORKS INCORPORATED+                                                                           $       314,053
      24,529  RED HAT INCORPORATED+<<                                                                                      491,071
      35,924  RENT-A-CENTER INCORPORATED+<<                                                                                508,684
       1,169  REUTERS GROUP PLC<<                                                                                           87,558
         500  RITCHIE BROS AUCTIONEERS INCORPORATED                                                                         37,032
      22,140  ROBERT HALF INTERNATIONAL INCORPORATED                                                                       596,894
      29,614  S1 CORPORATION+                                                                                              219,736
      13,213  SALESFORCE.COM INCORPORATED+<<                                                                               749,573
      10,996  SAP AG                                                                                                       562,066
      17,788  SATYAM COMPUTER SERVICES LIMITED                                                                             465,334
       3,200  SECURITAS AB                                                                                                  43,819
       4,457  SEEK LIMITED                                                                                                  31,096
          57  SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA                                                               70,813
      30,000  SINGAPORE EXCHANGE LIMITED                                                                                   292,127
         216  SOFTWARE AG                                                                                                   17,604
       1,700  SOHGO SECURITY SERVICES COMPANY LIMITED                                                                       28,059
      33,624  SONICWALL INCORPORATED+<<                                                                                    340,275
      22,254  SOTHEBY'S HOLDINGS INCORPORATED                                                                              833,412
      30,538  SPHERION CORPORATION+                                                                                        237,586
       1,100  SQUARE ENIX COMPANY LIMITED                                                                                   34,847
      14,446  SRA INTERNATIONAL INCORPORATED CLASS A+                                                                      394,954
       4,000  SUMITOMO WAREHOUSE COMPANY LIMITED                                                                            23,075
      21,500  SWIRE PACIFIC LIMITED                                                                                        289,393
      48,384  SYBASE INCORPORATED+<<                                                                                     1,240,566
      30,768  SYMANTEC CORPORATION+<<                                                                                      547,670
      24,420  SYNOPSYS INCORPORATED+                                                                                       600,976
      24,800  TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<                                                                371,504
       4,846  TAYLOR NELSON SOFRES PLC                                                                                      20,051
         559  TELEPERFORMANCE                                                                                               21,442
      13,774  TELETECH HOLDINGS INCORPORATED+                                                                              285,260
      13,676  THE BRINK'S COMPANY                                                                                          874,990
      22,348  THQ INCORPORATED+<<                                                                                          546,409
     100,256  TIBCO SOFTWARE INCORPORATED+<<                                                                               785,004
         600  TOKYU LIVABLE INCORPORATED                                                                                     8,408
       8,908  TOMKINS PLC                                                                                                   35,896
         492  TOMTOM NV+                                                                                                    46,641
       6,300  TOYOTA TSUSHO CORPORATION                                                                                    182,001
       1,055  TRAVIS PERKINS PLC                                                                                            28,848
      56,702  UNISYS CORPORATION+                                                                                          281,242
      33,472  UNITED ONLINE INCORPORATED                                                                                   503,419
      33,383  VALUECLICK INCORPORATED+                                                                                     789,174
      10,881  VIAD CORPORATION<<                                                                                           337,420
      13,423  VIGNETTE CORPORATION+                                                                                        206,446
      13,846  WEBSENSE INCORPORATED+                                                                                       226,244
      36,000  WHARF HOLDINGS LIMITED                                                                                       212,228
      41,215  WIND RIVER SYSTEMS INCORPORATED+<<                                                                           420,805
      13,471  WPP GROUP PLC                                                                                                170,049
       1,055  WS ATKINS PLC                                                                                                 26,245
      46,450  YAHOO! INCORPORATED+<<                                                                                     1,245,325
         435  YAHOO! JAPAN CORPORATION                                                                                     208,662

                                                                                                                        88,656,756
                                                                                                                   ---------------
CASINO & GAMING: 0.15%
       4,500  MGM MIRAGE+                                                                                                  389,250
      10,061  PENN NATIONAL GAMING INCORPORATED+                                                                           599,133
       8,168  WYNN RESORTS LIMITED+                                                                                      1,036,846

                                                                                                                         2,025,229
                                                                                                                   ---------------

CHEMICALS & ALLIED PRODUCTS: 7.31%
      38,394  ABBOTT LABORATORIES                                                                                        2,208,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
       1,095  ACTELION LIMITED+                                                                                    $        48,487
      10,727  ADAMS RESPIRATORY THERAPEUTICS INCORPORATED+<<                                                               463,663
       2,300  ADEKA CORPORATION                                                                                             24,280
       1,300  AGRIUM INCORPORATED                                                                                           74,624
       3,177  AIR LIQUIDE SA                                                                                               461,061
       4,840  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                        479,354
       3,000  AIR WATER INCORPORATED                                                                                        31,940
       3,581  AKZO NOBEL NV                                                                                                274,515
       9,923  ALBEMARLE CORPORATION<<                                                                                      438,001
      14,600  ALBERTO-CULVER CO                                                                                            373,176
      12,386  ALEXION PHARMACEUTICALS INCORPORATED+<<                                                                      900,710
      33,167  ALKERMES INCORPORATED+<<                                                                                     472,961
         160  AMOREPACIFIC CORPORATION+                                                                                    132,356
       3,400  ARISAWA MANUFACTURING COMPANY LIMITED                                                                         37,575
      45,300  AROMATICS THAILAND PCL                                                                                        84,986
      71,300  AROMATICS THAILAND PCL THB                                                                                   135,870
      36,000  ASAHI KASEI CORPORATION                                                                                      258,543
      13,800  ASTELLAS PHARMA INCORPORATED                                                                                 613,527
      19,028  ASTRAZENECA PLC                                                                                              903,673
      14,465  BARR PHARMACEUTICALS INCORPORATED+<<                                                                         776,771
       6,318  BASF AG                                                                                                      875,859
      20,600  BATU KAWAN BHD                                                                                                61,840
      10,507  BIOGEN IDEC INCORPORATED+                                                                                    778,779
      31,682  BIOMARIN PHARMACEUTICAL INCORPORATED+<<                                                                      871,255
       1,400  BIOVAIL CORPORATION                                                                                           21,295
      48,825  BRISTOL-MYERS SQUIBB COMPANY                                                                               1,446,685
      10,374  CABOT CORPORATION                                                                                            357,073
      13,516  CAMBREX CORPORATION                                                                                          104,614
       3,906  CARDIOME PHARMA CORPORATION+                                                                                  39,414
      26,138  CELANESE CORPORATION CLASS A                                                                               1,037,156
      43,784  CHEMTURA CORPORATION                                                                                         328,380
      36,000  CHINA AGRI-INDUSTRIES HOLDINGS LIMITED+                                                                       24,321
      16,000  CHINA PHARMACEUTICAL GROUP LIMITED+                                                                            6,329
         566  CHRISTIAN DIOR SA                                                                                             74,001
       8,200  CHUGAI PHARMACEUTICAL COMPANY LIMITED                                                                        142,872
      21,962  CHURCH & DWIGHT COMPANY INCORPORATED                                                                       1,232,507
         697  CIBA SPECIALTY CHEMICALS AG                                                                                   31,541
         645  CIECH SA                                                                                                      30,329
         997  CLARIANT AG                                                                                                    8,803
       4,700  CLOROX COMPANY                                                                                               304,936
      18,899  COLGATE-PALMOLIVE COMPANY                                                                                  1,513,432
      15,403  CSL LIMITED                                                                                                  474,342
      18,814  CUBIST PHARMACEUTICALS INCORPORATED+<<                                                                       399,609
      13,955  CYTEC INDUSTRIES INCORPORATED                                                                                856,000
       8,000  DAICEL CHEMICAL INDUSTRIES LIMITED                                                                            47,230
      19,500  DAIICHI SANKYO COMPANY LIMITED                                                                               608,964
      15,000  DAINIPPON INK & CHEMICALS INCORPORATED                                                                        75,057
       6,000  DAINIPPON SUMITOMO PHARMA COMPANY LIMITED                                                                     48,706
         492  DC CHEMICAL COMPANY LIMITED                                                                                  149,018
      10,000  DENKI KAGAKU KOGYO KABUSHIKI KAISHA                                                                           51,748
      23,844  DOW CHEMICAL COMPANY<<                                                                                     1,000,017
      14,767  EASTMAN CHEMICAL COMPANY<<                                                                                   948,189
      23,838  ECOLAB INCORPORATED                                                                                        1,141,840
      22,891  EI DU PONT DE NEMOURS & COMPANY                                                                            1,056,420
       7,700  EISAI COMPANY LIMITED                                                                                        339,558
       6,382  ELAN CORPORATION PLC+                                                                                        147,984
      23,900  ELI LILLY & COMPANY                                                                                        1,265,505
      25,760  ETERNAL CHEMICAL COMPANY LIMITED                                                                              27,547
      22,065  FERRO CORPORATION<<                                                                                          467,557
      24,170  FMC CORPORATION                                                                                            1,322,582
      10,729  FOREST LABORATORIES INCORPORATED+                                                                            413,603
     166,000  FORMOSA CHEMICALS & FIBRE CORPORATION                                                                        421,921

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     188,000  FORMOSA PLASTICS CORPORATION                                                                         $       510,471
      17,003  GENENTECH INCORPORATED+                                                                                    1,296,479
       9,153  GENZYME CORPORATION+                                                                                         685,834
      18,934  GEORGIA GULF CORPORATION<<                                                                                   140,869
      33,902  GILEAD SCIENCES INCORPORATED+                                                                              1,577,799
          65  GIVAUDAN SA                                                                                                   62,386
      72,987  GLAXOSMITHKLINE PLC                                                                                        1,932,715
         672  H LUNDBECK AS                                                                                                 19,312
       2,230  HANWHA CHEM CORPORATION                                                                                       53,017
      32,316  HB FULLER COMPANY                                                                                            817,272
       1,110  HENKEL KGAA                                                                                                   56,202
       2,407  HENKEL KGAA PREFERRED                                                                                        132,965
       3,500  HISAMITSU PHARMACEUTICAL COMPANY INCORPORATED                                                                105,521
       2,200  HITACHI CHEMICAL COMPANY LIMITED                                                                              51,874
         569  HONAM PETROCHEMICAL CORPORATION                                                                               74,434
      14,767  HUNTSMAN CORPORATION<<                                                                                       374,491
      20,862  IDEXX LABORATORIES INCORPORATED+<<                                                                         1,262,151
      22,989  IMMUCOR INCORPORATED+                                                                                        762,545
      12,393  IMPERIAL CHEMICAL INDUSTRIES PLC                                                                             169,690
         363  INCITEC PIVOT LIMITED                                                                                         29,151
       8,535  INTERMUNE INCORPORATED+<<                                                                                    138,608
      13,915  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                                              697,698
      21,800  INVERNESS MEDICAL INNOVATIONS INCORPORATED+<<                                                              1,279,224
       6,310  INVITROGEN CORPORATION+<<                                                                                    612,133
     363,121  IRPC PCL                                                                                                      65,442
      18,601  ISRAEL CHEMICALS LIMITED                                                                                     196,107
       2,210  JOHNSON MATTHEY PLC                                                                                           78,422
       5,100  JSR CORPORATION                                                                                              122,778
         373  K+S AG                                                                                                        76,002
     368,000  KALBE FARMA TBK PT                                                                                            47,915
       7,000  KANEKA CORPORATION                                                                                            57,706
       6,000  KANSAI PAINT COMPANY LIMITED                                                                                  44,440
      14,000  KAO CORPORATION                                                                                              423,345
         267  KCC CORPORATION                                                                                              155,072
      40,777  KING PHARMACEUTICALS INCORPORATED+<<                                                                         431,828
      36,500  KINGBOARD CHEMICALS HOLDINGS LIMITED                                                                         199,471
       1,000  KISSEI PHARMACEUTICAL COMPANY LIMITED                                                                         20,339
         700  KOBAYASHI PHARMACEUTICAL COMPANY LIMITED                                                                      25,010
       2,224  KONINKLIJKE DSM NV                                                                                           110,655
      16,000  KYOWA HAKKO KOGYO COMPANY LIMITED                                                                            180,714
         854  LANXESS                                                                                                       39,780
         431  LG HOUSEHOLD & HEALTH CARE LIMITED CLASS H                                                                    91,473
       1,100  LINTEC CORPORATION                                                                                            17,512
       6,000  LION CORPORATION                                                                                              28,511
         477  LONZA GROUP AG                                                                                                55,679
      11,677  LUBRIZOL CORPORATION                                                                                         748,963
      10,071  MAKHTESHIM-AGAN INDUSTRIES LIMITED                                                                            85,151
      41,511  MEDAREX INCORPORATED+<<                                                                                      527,190
      15,973  MEDICINES COMPANY+                                                                                           282,403
      18,660  MEDICIS PHARMACEUTICAL CORPORATION CLASS A<<                                                                 501,954
      54,213  MERCK & COMPANY INCORPORATED                                                                               3,218,084
         619  MERCK KGAA                                                                                                    80,351
       1,000  METHANEX CORPORORATION                                                                                        29,701
      26,588  MGI PHARMA INCORPORATED+<<                                                                                   920,211
      53,962  MILLENNIUM PHARMACEUTICALS INCORPORATED+                                                                     795,400
       5,989  MINERALS TECHNOLOGIES INCORPORATED                                                                           400,664
       1,900  MIRACA HOLDINGS INCORPORATED                                                                                  46,168
      51,500  MITSUBISHI CHEMICAL HOLDINGS CORPORATION                                                                     410,647
      14,000  MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED                                                                 144,391
      19,000  MITSUI CHEMICALS INCORPORATED                                                                                138,163
      19,708  MONSANTO COMPANY                                                                                           1,958,384
         300  MURAMOTO ELECTRON THAILAND PCL                                                                                 1,737
      42,429  MYLAN LABORATORIES INCORPORATED+<<                                                                           610,129

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
     255,000  NAN YA PLASTICS CORPORATION                                                                          $       662,358
      20,264  NBTY INCORPORATED+                                                                                           605,286
      10,216  NEUROCRINE BIOSCIENCES INCORPORATED+                                                                         133,012
       1,000  NIHON PARKERIZING COMPANY LIMITED                                                                             14,265
       4,000  NIPPON KAYAKU COMPANY LIMITED                                                                                 32,471
       5,000  NIPPON PAINT COMPANY LIMITED                                                                                  26,819
       4,000  NIPPON SHOKUBAI COMPANY LIMITED                                                                               38,591
       4,000  NISSAN CHEMICAL INDUSTRIES LIMITED                                                                            54,682
       4,700  NITTO DENKO CORPORATION                                                                                      242,794
         800  NOVA CHEMICALS CORPORATION                                                                                    25,897
      31,765  NOVARTIS AG                                                                                                1,804,845
       2,645  NOVO NORDISK AS CLASS B                                                                                      335,707
       2,637  NUFARM LIMITED                                                                                                39,218
      32,926  OLIN CORPORATION                                                                                             689,470
       1,612  OMEGA PHARMA SA                                                                                              113,315
       4,300  ONO PHARMACEUTICAL COMPANY LIMITED                                                                           219,421
      18,309  ONYX PHARMACEUTICALS INCORPORATED+                                                                           998,573
       7,146  OSI PHARMACEUTICALS INCORPORATED+<<                                                                          333,218
       1,082  PAR PHARMACEUTICAL COMPANIES INCORPORATED+                                                                    20,818
       8,531  PAREXEL INTERNATIONAL CORPORATION+<<                                                                         377,497
      16,309  PDL BIOPHARMA INCORPORATED+                                                                                  288,832
      40,952  PERRIGO COMPANY                                                                                            1,265,417
       2,943  PETKIM PETROKIMYA HOLDING                                                                                     23,251
     172,448  PFIZER INCORPORATED                                                                                        4,097,364
       7,442  PHARMERICA CORPORATION+<<                                                                                    109,621
       4,228  PPG INDUSTRIES INCORPORATED                                                                                  290,210
      11,702  PRAXAIR INCORPORATED                                                                                         999,117
     114,220  PROCTER & GAMBLE COMPANY                                                                                   8,452,280
     750,000  PT TEMPO SCAN PACIFIC TBK                                                                                     60,832
      59,400  PTT CHEMICAL PCL                                                                                             210,592
       8,004  RECKITT BENCKISER GROUP                                                                                      475,567
       6,569  RECORDATI SPA                                                                                                 62,226
       2,099  RHODIA SA                                                                                                     74,170
         525  RICHTER GEDEON PLC                                                                                           116,897
          44  RIETER HOLDING AG                                                                                             21,873
      29,653  ROHM & HAAS COMPANY                                                                                        1,612,234
       2,000  ROHTO PHARMACEUTICAL COMPANY LIMITED                                                                          23,903
      64,378  RPM INTERNATIONAL INCORPORATED                                                                             1,226,401
       4,421  SANOFI-AVENTIS SA                                                                                            420,466
      17,805  SANOFI-AVENTIS SA ADR                                                                                        845,025
       3,200  SANTEN PHARMACEUTICAL COMPANY LIMITED                                                                         78,189
      54,493  SCHERING-PLOUGH CORPORATION                                                                                1,705,631
      23,232  SENSIENT TECHNOLOGIES CORPORATION                                                                            642,829
      13,718  SEPRACOR INCORPORATED+<<                                                                                     363,939
         664  SGL CARBON AG+                                                                                                37,360
      11,500  SHIN-ETSU CHEMICAL COMPANY LIMITED                                                                           679,971
      10,000  SHIONOGI & COMPANY LIMITED                                                                                   191,693
       7,486  SHIRE PLC                                                                                                    178,993
         333  SHISEIDO COMPANY LIMITED                                                                                       7,970
      24,000  SHOWA DENKO KK                                                                                                82,509
      42,051  SIGMA PHARMACEUTICALS LIMITED                                                                                 60,720
      15,244  SIGMA-ALDRICH CORPORATION                                                                                    802,597
      12,000  SINOCHEM HONG KONG HOLDING LIMITED                                                                             9,617
      10,151  SMITH & NEPHEW PLC                                                                                           121,357
       4,995  SOCIEDAD QUIMICA Y MINERA DE CHILE SA CLASS B                                                                 87,866
         569  SOLVAY SA                                                                                                     84,316
         589  STADA ARZNEIMITTEL AG                                                                                         36,518
       4,000  SUMITOMO BAKELITE COMPANY LIMITED                                                                             25,667
      44,000  SUMITOMO CHEMICAL COMPANY LIMITED                                                                            373,811
         868  SYMRISE AG+                                                                                                   25,194
       1,283  SYNGENTA AG                                                                                                  315,496
      35,000  TAIWAN FERTILIZER COMPANY LIMITED                                                                             80,063
      12,000  TAIYO NIPPON SANSO CORPORATION                                                                               117,932

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
      23,200  TAKEDA PHARMACEUTICAL COMPANY LIMITED                                                                $     1,482,428
       7,000  TANABE SEIYAKU COMPANY LIMITED                                                                                67,282
      37,500  TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR                                                                 1,673,625
     611,100  THAI PETROCHEM                                                                                               110,133
      72,700  TITAN CHEMICALS CORPORATION                                                                                   28,955
       6,000  TOAGOSEI COMPANY LIMITED                                                                                      19,763
       4,000  TOKAI CARBON COMPANY LIMITED                                                                                  42,910
       5,000  TOKUYAMA CORPORATION                                                                                          51,973
       1,000  TOKYO OHKA KOKYO                                                                                              22,454
      22,000  TOSOH CORPORATION                                                                                            107,312
       3,609  TRANSPORTADORA DE GAS DEL SUR SA<<                                                                            19,489
       1,000  TSUMURA & COMPANY                                                                                             21,059
      13,969  TURK SISE VE CAM FABRIKALARI AS                                                                               27,147
      30,000  UBE INDUSTRIES LIMITED JAPAN                                                                                 108,806
       2,614  UCB SA                                                                                                       124,208
     161,000  UNILEVER INDONESIA TBK PT                                                                                    114,264
       6,473  UNITED THERAPEUTICS CORPORATION+<<                                                                           647,818
      33,376  USEC INCORPORATED+<<                                                                                         274,017
      50,091  VALSPAR CORPORATION<<                                                                                      1,129,051
      16,664  VERTEX PHARMACEUTICALS INCORPORATED+                                                                         423,099
         167  WACKER CHEMIE AG                                                                                              46,483
      33,091  WYETH                                                                                                      1,624,768
       5,000  ZEON CORPORATION                                                                                              33,029
       6,069  ZEP INCORPORATED+<<                                                                                           79,686

                                                                                                                        97,794,195
                                                                                                                   ---------------
COAL MINING: 0.58%
      21,919  ALPHA NATURAL RESOURCES INCORPORATED+                                                                        615,924
      19,398  ARCH COAL INCORPORATED                                                                                       734,408
      29,924  BHP BILLITON PLC                                                                                             988,649
     357,500  BUMI RESOURCES TBK PT                                                                                        215,568
       7,416  CENTENNIAL COAL COMPANY LIMITED                                                                               30,782
      52,962  CHINA COAL ENERGY COMPANY                                                                                    167,676
     119,000  CHINA SHENHUA ENERGY COMPANY LIMITED                                                                         705,354
      24,794  CONSOL ENERGY INCORPORATED<<                                                                               1,469,788
         621  CUDECO LIMITED+                                                                                                2,079
         783  FORDING CANADIAN COAL TRUST                                                                                   26,647
         674  FOUNDATION COAL HOLDINGS INCORPORATED                                                                         30,627
       3,755  KUMBA IRON ORE LIMITED                                                                                       148,986
       6,099  MINERAL DEPOSIT LIMITED+                                                                                       7,056
       8,175  PATRIOT COAL CORPORATION+<<                                                                                  276,397
       9,155  PEABODY ENERGY CORPORATION<<                                                                                 509,384
      12,510  PENN VIRGINIA CORPORATION                                                                                    520,666
      75,000  PT ASTRA INTERNATIONAL INCORPORATED                                                                          200,107
      17,866  SASOL LIMITED                                                                                                903,172
      72,000  YANZHOU COAL MINING COMPANY LIMITED                                                                          148,144

                                                                                                                         7,701,414
                                                                                                                   ---------------
COMMERCIAL SERVICES: 0.00%
       2,100  PARK24 COMPANY LIMITED                                                                                        19,315
                                                                                                                   ---------------
COMMUNICATIONS: 5.34%
      53,900  ADVANCED INFO SERVICE PCL THB                                                                                147,300
       2,110  AGORA SA                                                                                                      48,667
      26,523  ALCATEL SA                                                                                                   216,514
       2,211  ALVARION LIMITED+                                                                                             21,671
     624,898  AMERICA MOVIL SA DE CV                                                                                     1,920,383
      11,397  AMERICA MOVIL SA DE CV CLASS A                                                                                34,554
      14,384  AMERICAN TOWER CORPORATION CLASS A+<<                                                                        655,047
      10,749  ANIXTER INTERNATIONAL INCORPORATED+<<                                                                        693,311

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMUNICATIONS (continued)
       5,483  APN NEWS & MEDIA LIMITED                                                                             $        24,212
         800  ASATSU-DK INCORPORATED                                                                                        23,399
      87,800  ASTRO ALL ASIA NETWORKS PLC                                                                                   80,898
     151,779  AT&T INCORPORATED                                                                                          5,799,476
      10,600  BCE INCORPORATED                                                                                             416,707
       2,181  BELGACOM SA                                                                                                  113,653
         729  BELL ALIANT REGIONAL COMMUNICATIONS INCOME FUND                                                               21,193
      35,372  BEZEQ ISRAELI TELECOMMUNICATION CORPORATION LIMITED                                                           64,061
      25,700  BRIGHTPOINT INCORPORATED+                                                                                    426,877
      14,502  BRITISH SKY BROADCASTING PLC                                                                                 186,344
     105,034  BT GROUP PLC                                                                                                 619,213
      33,446  CABLE & WIRELESS PLC                                                                                         129,548
      31,129  CABLEVISION SYSTEMS CORPORATION+<<                                                                           841,417
     132,000  CARSO GLOBAL TELECOM SA DE CV+                                                                               623,241
      18,314  CENTURYTEL INCORPORATED                                                                                      780,726
     528,834  CHAMPION TECHNOLOGY HOLDINGS LIMITED                                                                         105,958
     129,774  CHARTER COMMUNICATIONS INCORPORATED+<<                                                                       171,302
     116,000  CHINA MOBILE LIMITED                                                                                       2,091,768
      56,000  CHINA NETCOM GROUP CORPORATION HONG KONG LIMITED                                                             179,092
     522,000  CHINA TELECOM CORPORATION LIMITED                                                                            415,672
     195,800  CHUNGHWA TELECOM COMPANY LIMITED                                                                             390,847
      23,072  CIA DE TELECOMUNICACIONES DE CHILE SA CLASS A                                                                 46,048
     122,890  CINCINNATI BELL INCORPORATED+<<                                                                              584,956
         350  CITIC 1616 HOLDINGS LIMITED                                                                                      105
      10,300  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                                                    369,770
      69,709  COMCAST CORPORATION CLASS A+<<                                                                             1,431,823
      36,200  COMCAST CORPORATION SPECIAL CLASS A+                                                                         731,602
      10,500  COMPAL COMMUNICATIONS INCORPORATED                                                                            23,466
         448  CORUS ENTERTAINMENT INCORPORATED CLASS B                                                                      22,200
       1,120  COSMOTE MOBILE COMMUNICATIONS SA                                                                              42,994
      38,296  CROWN CASTLE INTERNATIONAL CORPORATION+                                                                    1,606,517
       5,183  CTC MEDIA INCORPORATED+                                                                                      124,703
         480  CYBERTAN TECHNOLOGY INCORPORATED                                                                                 961
      44,880  D-LINK CORPORATION                                                                                            81,380
       3,066  DAILY MAIL & GENERAL TRUST CLASS A NV                                                                         35,047
      38,254  DEUTSCHE TELEKOM AG                                                                                          845,052
      35,600  DIGI.COM BHD                                                                                                 272,462
      25,005  DIRECTV GROUP INCORPORATED+                                                                                  621,874
      27,854  ECHOSTAR COMMUNICATIONS CORPORATION+<<                                                                     1,200,507
       1,150  EGYPTIAN CO FOR MOBILE SERVICES                                                                               43,951
       1,500  ELISA OYJ                                                                                                     46,851
      27,112  EMBARQ CORPORATION                                                                                         1,381,356
       9,059  EMPRESA NACIONAL DE TELECOMUNICACIONES SA                                                                    138,763
       1,800  ENIRO AB                                                                                                      19,578
      15,824  ENTERCOM COMMUNICATIONS CORPORATION                                                                          257,773
      10,222  EQUINIX INCORPORATED+<<                                                                                    1,064,212
       1,001  EUTELSAT COMMUNICATIONS+                                                                                      26,682
      62,608  EXTREME NETWORKS+                                                                                            227,893
      31,168  FAIRFAX MEDIA LIMITED                                                                                        130,473
     116,000  FAR EASTONE TELECOMMUNICATIONS COMPANY LIMITED                                                               151,014
      13,099  FRANCE TELECOM SA                                                                                            497,285
      11,057  FRANCE TELECOM SA ADR                                                                                        419,613
         970  GLOBE TELECOM INCORPORATED                                                                                    34,469
      91,402  GRUPO TELEVISA SA                                                                                            441,864
       3,890  HELLENIC TELECOMMUNICATIONS ORGANIZATION SA                                                                  140,679
      27,700  IDT CORPORATION                                                                                              224,647
       4,997  INDEPENDENT NEWS & MEDIA PLC                                                                                  15,790
       4,974  INMARSAT PLC                                                                                                  48,574
      32,210  ITV PLC                                                                                                       56,685
      16,718  J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                                                                     406,582
          46  JUPITER TELECOMMUNICATIONS COMPANY LIMITED+                                                                   37,052
          94  KDDI CORPORATION                                                                                             664,933
      19,114  KINGSTON ( HULL ) COMMUNICATIONS PLC                                                                          21,908

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMUNICATIONS (continued)
       5,139  KT CORPORATION                                                                                       $       272,250
       3,740  KT FREETEL COMPANY LIMITED                                                                                   129,925
       1,265  LAGARDERE SCA                                                                                                101,507
       6,274  LEAP WIRELESS INTERNATIONAL INCORPORATED+                                                                    217,771
      25,965  LIBERTY GLOBAL INCORPORATED+                                                                                 993,161
      25,000  LIBERTY GLOBAL INCORPORATED SERIES A+                                                                      1,015,500
      22,970  LIBERTY MEDIA HOLDING CORPORATION INTERACTIVE SERIES A+                                                      462,846
      20,535  LIVE NATION INCORPORATED+<<                                                                                  275,580
      15,982  MAGYAR TELEKOM PLC                                                                                            83,487
         708  MANITOBA TELECOM SERVICES INCORPORATED                                                                        31,585
       7,806  MEDIASET SPA                                                                                                  76,227
       7,900  METROPCS COMMUNICATIONS INCORPORATED+<<                                                                      135,090
      68,400  MOBILONE LIMITED                                                                                              94,948
         580  MOBISTAR SA                                                                                                   50,987
      56,099  MTN GROUP LIMITED                                                                                          1,134,346
         642  NEUF CEGETEL                                                                                                  33,483
       9,580  NEUSTAR INCORPORATED CLASS A+<<                                                                              304,357
       1,831  NICE SYSTEMS LIMITED+                                                                                         60,683
      23,374  NII HOLDINGS INCORPORATED+                                                                                 1,289,310
         127  NIPPON TELEGRAPH & TELEPHONE CORPORATION                                                                     577,195
       5,940  NORTEL NETWORKS CORPORATION+                                                                                 100,391
         161  NTT DOCOMO INCORPORATED                                                                                      253,566
      30,114  NTT DOCOMO INCORPORATED ADR                                                                                  479,114
      17,653  ORASCOM TELECOM HOLDING SAE                                                                                  268,128
       2,320  PARTNER COMMUNICATIONS                                                                                        47,484
     110,000  PCCW LIMITED                                                                                                  66,402
       2,830  PHILIPPINE LONG DISTANCE TELEPHONE COMPANY                                                                   205,096
      11,676  PORTUGAL TELECOM SGPS SA                                                                                     159,028
         786  PROSIEBENSAT.1 MEDIA AG                                                                                       20,916
      88,000  PT INDONESIAN SATELLITE CORPORATION TBK                                                                       77,951
       1,120  PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E MULTIMEDIA SGPS SA                                               15,538
       1,314  PUBLICIS GROUPE                                                                                               47,770
      56,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                                           371,280
      28,191  RADIO ONE INCORPORATED CLASS D+                                                                               57,510
         211  RAKUTEN INCORPORATED                                                                                         107,859
      13,000  RCN CORPORATION+<<                                                                                           188,760
       9,103  REED ELSEVIER NV                                                                                             167,531
      45,167  RELIANCE COMMUNICATIONS LIMITED<<++                                                                          769,406
      47,085  RELIANCE INDUSTRIES LIMITED++                                                                              6,886,181
      18,307  RENTOKIL INITIAL PLC                                                                                          56,758
       9,844  REUTERS GROUP PLC                                                                                            120,621
       6,200  ROGERS COMMUNICATIONS INCORPORATED                                                                           257,685
      25,252  ROYAL KPN NV                                                                                                 463,997
         543  RTL GROUP                                                                                                     55,011
     379,400  SAMART CORPORATION PCL                                                                                        87,991
       9,706  SAVVIS INCORPORATED+<<                                                                                       310,980
      32,332  SBA COMMUNICATIONS CORPORATION+<<                                                                          1,210,510
      51,873  SEAT PAGINE GIALLE SPA                                                                                        24,588
       3,414  SES FDR                                                                                                       85,656
       5,200  SHAW COMMUNICATIONS INCORPORATED CLASS B                                                                     127,770
     188,600  SHIN SATELLITE PCL+                                                                                           56,278
      27,187  SINCLAIR BROADCAST GROUP INCORPORATED                                                                        281,385
     151,100  SINGAPORE TELECOMMUNICATIONS LIMITED                                                                         404,881
       1,506  SK TELECOM COMPANY LIMITED                                                                                   404,641
       1,239  SOCIETE TELEVISION FRANCAISE 1                                                                                34,258
      68,841  SPRINT NEXTEL CORPORATION                                                                                  1,068,412
      13,000  STARHUB LIMITED                                                                                               26,934
         283  SWISSCOM AG                                                                                                  107,448
     169,000  TAIWAN MOBILE COMPANY LIMITED                                                                                228,393
         147  TDC AS                                                                                                         7,757
       4,654  TELE NORTE LESTE PARTICIPACOES SA                                                                            153,688
       5,189  TELE2 AB                                                                                                     118,560
       2,951  TELECOM ARGENTINA SA ADR+                                                                                     78,939

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
COMMUNICATIONS (continued)
      43,267  TELECOM CORPORATION OF NEW ZEALAND LIMITED                                                           $       142,473
      12,733  TELECOM EGYPT                                                                                                 45,089
      97,374  TELECOM ITALIA RNC SPA                                                                                       243,168
     144,012  TELECOM ITALIA SPA                                                                                           457,708
     172,900  TELECOM MALAYSIA BHD                                                                                         555,007
       3,803  TELECOMUNICACOES DE SAO PAULO SA                                                                             100,766
     194,890  TELEFONAKTIEBOLAGET LM ERICSSON CLASS B                                                                      475,792
      39,044  TELEFONICA DEL PERU SAA+                                                                                      34,529
      53,820  TELEFONICA SA                                                                                              1,803,842
     256,436  TELEFONOS DE MEXICO SA DE CV                                                                                 478,195
       3,587  TELEKOM AUSTRIA AG                                                                                           104,952
      27,616  TELEKOMUNIKACJA POLSKA SA                                                                                    248,515
       2,078  TELEMAR NORTE LESTE SA                                                                                        76,735
      10,200  TELENOR ASA                                                                                                  236,750
       6,500  TELEPHONE & DATA SYSTEMS INCORPORATED                                                                        404,625
       6,429  TELEPHONE AND DATA SYSTEMS INCORPORATED SHS                                                                  363,560
      21,651  TELIASONERA AB                                                                                               206,686
       9,578  TELKOM SOUTH AFRICA LIMITED                                                                                  204,790
     102,013  TELSTRA CORPORATION LIMITED                                                                                  420,733
       1,714  TELUS CORPORATION                                                                                             80,253
       1,500  TELUS CORPORATION (NON-VOTING)                                                                                69,468
      21,000  TENCENT HOLDINGS LIMITED                                                                                     156,975
      18,188  TIME WARNER TELECOM INCORPORATED+<<                                                                          407,957
       2,200  TOKYO BROADCASTING SYSTEM INCORPORATED                                                                        51,082
       3,627  TOTAL ACCESS COMMUNICATION PCL+                                                                                3,858
       2,973  TRINITY MIRROR PLC                                                                                            20,690
     262,500  TRUE CORPORATION PCL+                                                                                         50,410
     270,800  TT&T PCL+                                                                                                      8,161
      18,793  TURKCELL ILETISIM HIZMETLERI AS                                                                              203,253
       2,757  UNITED BUSINESS MEDIA PLC                                                                                     36,195
       1,385  UNITED INTERNET AG                                                                                            32,500
       2,282  UNITED STATES CELLULAR CORPORATION+                                                                          187,124
      72,124  VERIZON COMMUNICATIONS INCORPORATED                                                                        3,116,478
         341  VIACOM INCORPORATED+                                                                                          14,322
      14,944  VIVENDI SA                                                                                                   686,259
      23,800  VIVO PARTICIPACOES SA                                                                                        141,257
     282,145  VODAFONE GROUP PLC                                                                                         1,056,884
      39,982  VODAFONE GROUP PLC ADR                                                                                     1,489,330
       4,000  VTECH HOLDINGS LIMITED                                                                                        35,500
      84,690  WINDSTREAM CORPORATION<<                                                                                   1,096,736
      38,795  XM SATELLITE RADIO HOLDINGS INCORPORATED+<<                                                                  605,202
       7,468  YELL GROUP PLC                                                                                                63,948
       8,000  ZINWELL CORPORATION                                                                                           31,244
      18,360  ZYXEL COMMUNICATIONS CORPORATION                                                                              26,463

                                                                                                                        71,461,899
                                                                                                                   ---------------
COMPUTER TECHNOLOGIES: 0.03%
      13,040  METAVANTE TECHNOLOGIES INCORPORATED+                                                                         297,051
         521  UBISOFT ENTERTAINMENT                                                                                         45,358

                                                                                                                           342,409
                                                                                                                   ---------------
COMPUTERS & OFFICE EQUIPMENT: 0.02%
      14,673  AGILYSYS INCORPORATED                                                                                        203,808
     243,600  CALCOMP ELECTRONICS PCL THB                                                                                   50,019

                                                                                                                           253,827
                                                                                                                   ---------------
COMPUTERS - MEMORY DEVICES: 0.00%
     762,700  MAGNECOMP PRECISION TECHNOLOGY PCL THB+                                                                       59,939
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
CONSTRUCTION SPECIAL TRADE CONTRACTORS: 0.13%
         597  BOSKALIS WESTMINSTER                                                                                 $        35,861
       8,084  CHEMED CORPORATION                                                                                           437,749
      21,270  EMCOR GROUP INCORPORATED+<<                                                                                  566,633
      12,418  INSITUFORM TECHNOLGY INCORPORATED+<<                                                                         161,310
         171  KOBENHAVNS LUFTHAVNE                                                                                          80,005
       2,776  ORASCOM CONSTRUCTION INDUSTRIES                                                                              251,941
      55,923  STEINHOFF INTERNATIONAL HOLDINGS LIMITED                                                                     156,798

                                                                                                                         1,690,297
                                                                                                                   ---------------
CONSUMER SERVICES: 0.03%
         670  HAKUHODO DY HOLDINGS INCORPORATED                                                                             38,952
       3,156  LVMH MOET HENNESSY LOUIS VUITTON SA                                                                          382,940

                                                                                                                           421,892
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 9.42%
      14,000  77 BANK LIMITED                                                                                               94,371
      13,802  ABSA GROUP LIMITED                                                                                           258,597
      21,356  AFRICAN BANK INVESTMENTS LIMITED                                                                             109,620
      40,111  AKBANK TAS                                                                                                   291,470
       4,200  ALLIANCE & LEICESTER PLC                                                                                      63,035
      12,528  ALLIED IRISH BANKS PLC                                                                                       280,416
       6,430  ALPHA BANK AE                                                                                                218,613
      10,172  AMCORE FINANCIAL INCORPORATED                                                                                239,042
     136,400  AMINVESTMENT GROUP BHD                                                                                       150,001
      77,600  AMMB HOLDINGS BHD                                                                                             92,719
       9,314  ANCHOR BANCORP WISCONSIN INCORPORATED<<                                                                      236,762
       9,636  ANGLO IRISH BANK CORPORATION PLC                                                                             167,754
      14,000  AOZORA BANK LIMITED                                                                                           45,232
      20,151  ASSOCIATED BANC-CORP                                                                                         548,309
      14,990  ASTORIA FINANCIAL CORPORATION                                                                                375,350
       3,744  ASYA KATILIM BANKASI AS+                                                                                      31,002
      50,794  AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED                                                              1,263,222
       4,818  BANCA CARIGE SPA                                                                                              24,035
      13,781  BANCA MONTE DEI PASCHI DI SIENA SPA                                                                           77,116
       1,746  BANCA PICCOLO CREDITO VALTELLINESE SCARL                                                                      23,512
       4,187  BANCA POPOLARE DI MILANO SCARL                                                                                60,672
      38,332  BANCO BILBAO VIZCAYA ARGENTARIA SA                                                                           953,884
       9,665  BANCO BILBAO VIZCAYA ARGENTARIA SA ADR                                                                       240,079
       3,925  BANCO BPI SA                                                                                                  31,237
      10,336  BANCO BRADESCO SA                                                                                            319,415
      36,884  BANCO COMERCIAL PORTUGUES SA                                                                                 161,339
     217,179  BANCO DE CHILE                                                                                                17,818
      49,235  BANCO DE CREDITO DEL PERU                                                                                    172,521
       4,433  BANCO DE CREDITO E INVERSIONES                                                                               134,055
      33,466  BANCO DE ORO+                                                                                                 43,813
         605  BANCO DE VALENCIA SA                                                                                          35,076
      10,668  BANCO DO BRASIL SA                                                                                           189,235
       2,482  BANCO ESPIRITO SANTO SA                                                                                       57,661
       1,141  BANCO GUIPUZCOANO SA                                                                                          22,050
       7,946  BANCO ITAU HOLDING FINANCEIRA SA                                                                             195,026
       2,243  BANCO MACRO SA                                                                                                56,277
         405  BANCO PASTOR SA                                                                                                6,695
       7,278  BANCO POPOLARE SPA+                                                                                          163,650
       8,109  BANCO POPULAR ESPANOL SA                                                                                     143,543
       9,388  BANCO SABADELL SA                                                                                            109,187
      49,344  BANCO SANTANDER CENTRAL HISPANO SA                                                                         1,056,830
      30,427  BANCO SANTANDER CENTRAL HISPANO SA ADR                                                                       651,746
   4,041,047  BANCO SANTANDER CHILE SA                                                                                     186,098
      40,555  BANCORPSOUTH INCORPORATED                                                                                    991,975
      43,100  BANGKOK BANK PCL                                                                                             146,436

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
      18,000  BANGKOK BANK PCL (NON VOTING DEPOSITARY RECEIPT)                                                     $        61,157
     258,000  BANK CENTRAL ASIA TBK PT                                                                                     195,496
       3,440  BANK HANDLOWY W WARSZAWIE SA                                                                                 145,021
      36,841  BANK LEUMI LE-ISRAEL                                                                                         169,688
     234,500  BANK MANDIRI PERSERO TBK PT                                                                                   88,845
      31,624  BANK MILLENNIUM SA                                                                                           165,110
     112,043  BANK OF AMERICA CORPORATION                                                                                5,168,544
     261,000  BANK OF AYUDHYA PCL                                                                                          212,054
   1,201,000  BANK OF CHINA LIMITED                                                                                        624,721
      45,147  BANK OF EAST ASIA LIMITED                                                                                    274,560
      12,948  BANK OF IRELAND                                                                                              206,471
       8,000  BANK OF KYOTO LIMITED                                                                                        101,876
       6,000  BANK OF MONTREAL                                                                                             380,659
      28,785  BANK OF NEW YORK MELLON CORPORATION                                                                        1,380,529
      12,800  BANK OF NOVA SCOTIA                                                                                          676,514
       2,264  BANK OF QUEENSLAND LIMITED                                                                                    36,410
      41,000  BANK OF THE PHILIPPINE ISLANDS                                                                                59,906
      41,000  BANK OF YOKOHAMA LIMITED                                                                                     317,698
       2,956  BANK PEKAO SA                                                                                                294,887
         313  BANK PRZEMYSLOWO HANDLOWY PBK                                                                                119,265
     185,500  BANK RAKYAT INDONESIA                                                                                        154,418
         809  BANK ZACHODNI WBK SA                                                                                          77,065
       2,580  BANKINTER SA                                                                                                  54,238
      87,613  BARCLAYS PLC                                                                                               1,014,106
      13,690  BB&T CORPORATION                                                                                             493,935
       5,903  BBVA BANCO FRANCES SA                                                                                         50,057
       3,706  BCO DE SABADE                                                                                                 43,102
       2,502  BENDIGO BANK LIMITED+                                                                                         37,115
       2,733  BENDIGO BANK LIMITED                                                                                          41,780
      15,636  BNP PARIBAS ADR                                                                                              885,345
       3,326  BNP PARIBAS SA                                                                                               375,394
     102,500  BOC HONG KONG HOLDINGS LIMITED                                                                               267,902
       4,100  BOK FINANCIAL CORPORATION                                                                                    224,434
         876  BRE BANK SA                                                                                                  175,772
     147,000  BUMIPUTRA COMMERCE HOLDINGS BHD                                                                              467,499
       4,200  CANADIAN IMPERIAL BANK OF COMMERCE                                                                           373,189
      21,374  CATHAY GENERAL BANCORP<<                                                                                     619,419
     168,000  CHANG HWA COMMERCIAL BANK                                                                                     99,200
      23,000  CHIBA BANK LIMITED                                                                                           196,436
       7,202  CHINA BANKING CORPORATION                                                                                    112,809
     134,000  CHINA CITIC BANK+                                                                                             90,527
     414,060  CHINA DEVELOPMENT FINANCIAL HOLDING CORPORATION                                                              164,279
      16,000  CHINA EVERBRIGHT LIMITED                                                                                      52,402
     100,200  CHINA MERCHANTS BANK COMPANY LIMITED                                                                         463,296
      24,451  CHITTENDEN CORPORATION                                                                                       856,519
     123,679  CITIGROUP INCORPORATED                                                                                     4,118,511
      38,769  CITIZENS REPUBLIC BANCORP INCORPORATED<<                                                                     551,295
       7,008  CITY NATIONAL CORPORATION                                                                                    451,455
      25,787  COLONIAL BANCGROUP INCORPORATED                                                                              410,529
       3,998  COMERICA INCORPORATED                                                                                        183,028
      34,211  COMMERCE BANCORP INCORPORATED                                                                              1,362,282
      11,747  COMMERCE BANCSHARES INCORPORATED                                                                             532,512
       6,405  COMMERCIAL INTERNATIONAL BANK                                                                                 91,371
       7,155  COMMERZBANK AG                                                                                               283,667
      35,923  COMMONWEALTH BANK OF AUSTRALIA                                                                             1,892,420
      73,000  COSMOS BANK TAIWAN+                                                                                            4,820
       9,813  CREDIT AGRICOLE SA                                                                                           344,830
       5,404  CREDITO EMILIANO SPA                                                                                          71,587
      10,200  CULLEN FROST BANKERS INCORPORATED                                                                            536,622
       5,070  DAEGU BANK                                                                                                    79,808
       2,800  DAH SING FINANCIAL HOLDINGS LIMITED                                                                           24,994
       6,140  DANSKE BANK                                                                                                  246,315
      32,000  DBS GROUP HOLDINGS LIMITED                                                                                   444,199

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       6,484  DEUTSCHE BANK AG                                                                                     $       851,728
         827  DEUTSCHE POSTBANK AG                                                                                          72,519
       6,135  DEXIA                                                                                                        167,208
      14,852  DIME COMMUNITY BANCSHARES                                                                                    201,542
      10,000  DNB NOR ASA                                                                                                  156,661
      10,601  DOWNEY FINANCIAL CORPORATION<<                                                                               441,108
     108,000  E.SUN FINANCIAL HOLDING COMPANY LIMITED                                                                       57,411
       5,304  EFG EUROBANK ERGASIAS SA                                                                                     186,693
      10,508  EGYPTIAN FINANCIAL GROUP-HERMES HOLDING                                                                      111,345
      16,500  EON CAPITAL BHD                                                                                               33,593
       2,891  ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG                                                               209,989
      48,000  FAR EASTERN INTERNATIONAL BANK                                                                                16,515
      11,229  FIFTH THIRD BANCORP<<                                                                                        335,859
      39,493  FIRST BANCORP (PUERTO RICO)<<                                                                                258,284
      21,146  FIRST HORIZON NATIONAL CORPORATION<<                                                                         466,904
      26,568  FIRST MIDWEST BANCORP INCORPORATED                                                                           868,774
      52,699  FIRST NIAGARA FINANCIAL GROUP INCORPORATED                                                                   655,049
       7,914  FIRSTFED FINANCIAL CORPORATION+<<                                                                            277,148
      38,171  FIRSTMERIT CORPORATION                                                                                       786,704
     194,455  FIRSTRAND LIMITED                                                                                            614,369
      30,774  FNB CORPORATION PA                                                                                           477,305
      28,793  FORTIS                                                                                                       770,846
       9,582  FORTIS+                                                                                                          140
      22,500  FRONTIER FINANCIAL CORPORATION<<                                                                             431,100
     197,000  FUBON FINANCIAL HOLDING COMPANY LIMITED                                                                      172,502
      22,000  FUKUOKA FINANCIAL GROUP INCORPORATED                                                                         141,565
      91,019  FULTON FINANCIAL CORPORATION                                                                               1,138,648
      34,673  GETIN HOLDING SA+                                                                                            203,095
      79,679  GRUPO SECURITY SA                                                                                             33,072
      15,000  GUNMA BANK LIMITED                                                                                           109,481
       7,954  HANA FINANCIAL GROUP INCORPORATED                                                                            374,321
      19,500  HANG SENG BANK LIMITED                                                                                       371,419
      18,953  HBOS PLC                                                                                                     310,948
      26,961  HBOS PLC ADR                                                                                                 442,373
       4,883  HDFC BANK LIMITED ADR                                                                                        656,715
      40,000  HOKUHOKU FINANCIAL GROUP INCORPORATED                                                                        129,235
          48  HOME CAPITAL GROUP INCORPORATED                                                                                1,908
      66,300  HONG LEONG BANK BHD                                                                                          123,161
      68,900  HONG LOENG FINANCIAL GROUP BHD                                                                               120,823
     151,337  HSBC HOLDINGS PLC                                                                                          2,582,436
     170,000  HUA NAN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   114,082
      86,909  HUDSON CITY BANCORP INCORPORATED                                                                           1,322,755
      64,396  HUNTINGTON BANCSHARES INCORPORATED                                                                         1,010,373
       2,890  HYPO REAL ESTATE HOLDING AG                                                                                  153,189
      20,927  ICICI BANK LIMITED                                                                                         1,266,293
   1,413,103  INDUSTRIAL & COMMERCIAL BANK OF CHINA CLASS H                                                              1,118,003
       5,970  INDUSTRIAL BANK OF KOREA                                                                                     104,021
      37,327  INDYMAC BANCORP INCORPORATED<<                                                                               356,473
         152  ING BANK SLASKI SA                                                                                            51,756
       9,592  INTERNATIONAL BANCSHARES CORPORATION                                                                         211,408
      97,202  INTESA SANPAOLO                                                                                              774,999
      31,448  INTESA SANPAOLO RNC                                                                                          236,935
      18,129  ISRAEL DISCOUNT BANK LIMITED+                                                                                 46,411
       4,532  JARDINE STRATEGIC HOLDINGS LIMITED                                                                            72,512
      23,000  JOYO BANK LIMITED                                                                                            137,650
      84,177  JPMORGAN CHASE & COMPANY                                                                                   3,840,155
       2,774  JULIUS BAER HOLDING AG                                                                                       234,402
      74,100  KASIKORNBANK PCL THB                                                                                         188,274
       2,125  KBC GROEP NV                                                                                                 295,333
       9,050  KEYCORP                                                                                                      238,377
     129,200  KIATNAKIN FINANCE                                                                                            105,925
      14,000  KIYO HOLDINGS                                                                                                 23,435
       6,200  KOREA EXCHANGE BANK+                                                                                          96,922

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       1,740  KOREA INVESTMENT HOLDINGS COMPANY LIMITED                                                            $       136,948
     566,100  KRUNG THAI BANK PCL                                                                                          168,923
      72,517  LLOYDS TSB GROUP PLC                                                                                         737,992
       2,014  M&T BANK CORPORATION<<                                                                                       183,193
       7,549  MACQUARIE GROUP LIMITED                                                                                      535,352
     176,900  MALAYAN BANKING BHD                                                                                          599,394
     134,800  MALAYSIAN PLANTATIONS BHD                                                                                    119,395
      43,671  MARSHALL & ILSLEY CORPORATION                                                                              1,374,326
       5,812  MEDIOBANCA SPA                                                                                               130,856
     313,000  MEGA FINANCIAL HOLDING COMPANY LIMITED                                                                       193,066
     278,720  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                2,731,639
      28,000  MITSUI TRUST HOLDINGS INCORPORATED                                                                           236,872
         330  MIZUHO FINANCIAL GROUP INCORPORATED                                                                        1,767,088
      27,000  MIZUHO TRUST & BANKING COMPANY LIMITED                                                                        49,327
      44,431  NATIONAL AUSTRALIA BANK LIMITED                                                                            1,502,863
       1,600  NATIONAL BANK OF CANADA                                                                                       86,372
       1,070  NATIONAL BANK OF GREECE SA                                                                                    71,850
      23,412  NATIONAL BANK OF GREECE SA                                                                                   314,891
      14,673  NATIONAL CITY CORPORATION                                                                                    289,938
       3,626  NATIXIS                                                                                                       73,310
      10,227  NEDBANK GROUP LIMITED                                                                                        203,037
      49,910  NEW YORK COMMUNITY BANCORP INCORPORATED                                                                      928,825
      53,024  NEWALLIANCE BANCSHARES INCORPORATED<<                                                                        684,010
       1,100  NIS GROUP COMPANY LIMITED                                                                                      3,326
      12,000  NISHI-NIPPON CITY BANK LIMITED                                                                                33,371
      25,290  NORDEA BANK AB                                                                                               424,274
       4,039  NORTHERN ROCK PLC+                                                                                             9,799
       1,400  OKO BANK                                                                                                      27,650
      33,897  OLD NATIONAL BANCORP                                                                                         541,674
       6,000  ORIENT CORPORATION                                                                                            11,016
      66,000  OVERSEA-CHINESE BANKING CORPORATION LIMITED                                                                  387,431
      23,503  PACIFIC CAPITAL BANCORP                                                                                      482,987
       4,003  PARK NATIONAL CORPORATION<<                                                                                  302,507
       8,500  PFF BANCORP INCORPORATED<<                                                                                    79,900
      33,100  PHATRA SECURITIES PCL                                                                                         32,271
       4,276  PIRAEUS BANK SA                                                                                              165,147
      18,223  PKO BANK POLSKI SA                                                                                           370,081
       8,391  PNC FINANCIAL SERVICES GROUP                                                                                 614,305
      43,256  POPULAR INCORPORATED<<                                                                                       415,690
      16,460  PROVIDENT BANKSHARES CORPORATION                                                                             385,987
      30,941  PROVIDENT FINANCIAL SERVICES INCORPORATED                                                                    459,783
     218,000  PT BANK DANAMON INDONESIA TBK                                                                                193,106
     127,500  PUBLIC BANK BHD                                                                                              394,115
       6,120  PUSAN BANK                                                                                                    95,672
         432  RAIFFEISEN INTERNATIONAL BANK HOLDINGS                                                                        70,246
      16,640  REGIONS FINANCIAL CORPORATION                                                                                439,795
         146  RESONA HOLDINGS INCORPORATED                                                                                 282,500
      73,600  RHB CAPITAL BHD                                                                                              126,878
      48,041  RMB HOLDINGS LIMITED                                                                                         240,029
      16,400  ROYAL BANK OF CANADA                                                                                         869,243
     122,316  ROYAL BANK OF SCOTLAND GROUP PLC                                                                           1,154,255
           6  SAPPORO HOLDINGS                                                                                              62,098
       2,860  SBERBANK                                                                                                   1,214,070
   1,689,320  SCOTIABANK PERU SA                                                                                            77,798
      10,000  SENSHU BANK LIMITED                                                                                           21,689
       5,000  SHIGA BANK                                                                                                    36,494
     168,772  SHIN KONG FINANCIAL HOLDING COMPANY LIMITED                                                                  133,659
      44,000  SHINSEI BANK LIMITED                                                                                         156,811
      20,000  SHIZUOKA BANK LIMITED                                                                                        236,332
     107,800  SIAM CITY BANK PCL                                                                                            47,455
      82,300  SIAM COMMERCIAL BANK PCL                                                                                     209,109
     296,000  SINOPAC FINANCIAL HOLDINGS COMPANY LIMITED                                                                   122,026
       5,950  SKANDINAVISKA ENSKILDA BANKEN AB CLASS A                                                                     166,210

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       1,713  SNS REAAL                                                                                            $        38,092
     490,509  SOCIEDAD MATRIZ BANCO DE CHILE CLASS B                                                                        56,957
       2,097  SOCIETE GENERALE                                                                                             323,899
      19,202  SOCIETE GENERALE ADR                                                                                         595,168
      38,725  SOUTH FINANCIAL GROUP INCORPORATED                                                                           693,952
      55,634  SOVEREIGN BANCORP INCORPORATED                                                                               654,816
      15,114  ST. GEORGE BANK LIMITED                                                                                      482,261
      44,620  STANDARD BANK GROUP LIMITED                                                                                  688,479
      18,074  STANDARD CHARTERED PLC                                                                                       711,218
       5,232  STATE BANK OF INDIA LIMITED++                                                                                630,456
      37,520  STERLING BANCSHARES INCORPORATED (TEXAS)                                                                     462,997
      26,076  STERLING FINANCIAL CORPORATION<<                                                                             467,543
         214  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED                                                               1,831,459
      48,000  SUMITOMO TRUST & BANKING COMPANY LIMITED                                                                     396,994
      26,133  SUNCORP-METWAY LIMITED                                                                                       431,122
       8,790  SUNTRUST BANKS INCORPORATED                                                                                  616,267
       6,000  SURUGA BANK LIMITED                                                                                           76,245
      45,032  SUSQUEHANNA BANCSHARES INCORPORATED<<                                                                        895,686
      11,596  SVB FINANCIAL GROUP+<<                                                                                       596,962
       6,500  SVENSKA HANDELSBANKEN                                                                                        206,496
       4,900  SWEDBANK AB                                                                                                  157,967
         670  SYDBANK AG                                                                                                    28,160
      49,317  SYNOVUS FINANCIAL CORPORATION                                                                              1,227,500
     258,000  TAISHIN FINANCIAL HOLDINGS COMPANY LIMITED                                                                   110,359
      78,000  TAIWAN BUSINESS BANK+                                                                                         24,153
      20,428  TCF FINANCIAL CORPORATION                                                                                    396,507
      15,516  THANACHART CAPITAL PCL                                                                                         6,601
         200  THE AICHI BANK LIMITED                                                                                        17,693
       5,000  THE AWA BANK LIMITED                                                                                          29,834
         600  THE BANK OF IKEDA LIMITED                                                                                     24,299
         400  THE BANK OF IWATE LIMITED                                                                                     25,379
       4,000  THE BANK OF NAGOYA LIMITED                                                                                    25,451
       5,000  THE CHUGOKU BANK LIMITED                                                                                      76,857
       7,000  THE DAISHI BANK LIMITED                                                                                       28,853
      11,000  THE HACHIJUNI BANK LIMITED                                                                                    86,820
       5,000  THE HIGO BANK LIMITED                                                                                         33,659
      13,000  THE HIROSHIMA BANK LIMITED                                                                                    76,281
       6,000  THE HOKKOKU BANK LIMITED                                                                                      30,725
       5,000  THE HYAKUGO BANK LIMITED                                                                                      29,384
      14,000  THE HYAKUJUSHI BANK LIMITED                                                                                   74,715
      10,000  THE IYO BANK LIMITED                                                                                         107,006
       8,000  THE JUROKU BANK LIMITED                                                                                       49,174
       4,000  THE KAGOSHIMA BANK LIMITED                                                                                    28,655
       5,000  THE KEIYO BANK LIMITED                                                                                        30,869
         600  THE MUSASHINO BANK LIMITED                                                                                    29,105
       5,000  THE NANTO BANK LIMITED                                                                                        28,709
       6,000  THE OGAKI KYORITSU BANK LIMITED                                                                               35,315
       3,000  THE SAN-IN GODO BANK LIMITED                                                                                  27,377
     132,800  TISCO BANK PCL                                                                                               105,934
   1,795,573  TMB BANK PCL+                                                                                                 76,921
         800  TOKYO TOMIN BANK LIMITED                                                                                      28,511
       9,281  TORONTO-DOMINION BANK                                                                                        696,110
      37,961  TRUSTCO BANK CORPORATION NEW YORK SHARES<<                                                                   403,525
      25,490  TRUSTMARK CORPORATION                                                                                        648,975
      38,996  TURKIYE GARANTI BANKASI AS                                                                                   344,325
      33,784  TURKIYE IS BANKASI                                                                                           218,376
      23,212  TURKIYE VAKIFLAR BANKASI TAO                                                                                  75,314
      55,254  UCBH HOLDINGS INCORPORATED<<                                                                                 888,484
      30,914  UMPQUA HOLDINGS CORPORATION<<                                                                                498,952
      42,354  UNIBANCO - UNIAO DE BANCOS BRASILEIROS SA                                                                    270,043
     171,801  UNICREDITO ITALIANO SPA                                                                                    1,464,039
      10,000  UNION BANK HONG KONG                                                                                          23,427
       9,026  UNIONBANCAL CORPORATION                                                                                      487,314

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
DEPOSITORY INSTITUTIONS (continued)
       9,138  UNIONE DI BANCHE SCPA                                                                                $       260,418
      21,609  UNITED BANKSHARES INCORPORATED                                                                               671,608
       4,444  UNITED MIZRAHI BANK LIMITED                                                                                   33,655
      34,000  UNITED OVERSEAS BANK LIMITED                                                                                 464,917
      42,863  US BANCORP                                                                                                 1,418,337
         165  VALIANT HOLDING AG                                                                                            25,743
      20,429  VALLEY NATIONAL BANCORP                                                                                      400,408
      56,765  W HOLDING COMPANY INCORPORATED<<                                                                              66,415
      49,634  WACHOVIA CORPORATION                                                                                       2,134,262
      45,454  WASHINGTON FEDERAL INCORPORATED                                                                            1,066,805
      21,892  WASHINGTON MUTUAL INCORPORATED                                                                               426,894
      28,604  WEBSTER FINANCIAL CORPORATION                                                                                963,669
      79,865  WELLS FARGO & COMPANY#                                                                                     2,590,022
      26,624  WESTERN UNION COMPANY                                                                                        601,702
      50,955  WESTPAC BANKING CORPORATION                                                                                1,274,876
      35,989  WHITNEY HOLDING CORPORATION                                                                                  986,099
      11,152  WILMINGTON TRUST CORPORATION                                                                                 398,349
       7,000  WING HANG BANK LIMITED                                                                                        87,118
       2,400  WING LUNG BANK LIMITED                                                                                        25,400
       4,000  YAMAGATA BANK LIMITED                                                                                         23,147
       8,000  YAMAGUCHI FINANCIAL GROUP                                                                                    106,988

                                                                                                                       125,974,383
                                                                                                                   ---------------
DIVERSIFIED OPERATIONS: 0.06%
       7,785  BOUSTEAD HOLDINGS BHD                                                                                         14,230
       1,812  CHARTER PLC+                                                                                                  32,150
     278,043  CHINA RARE EARTH HOLDINGS LIMITED                                                                             71,422
      57,000  HUTCHISON WHAMPOA LIMITED                                                                                    674,985
       6,000  MELCO INTERNATIONAL DEVELOPMENT LIMITED                                                                        9,586

                                                                                                                           802,373
                                                                                                                   ---------------
DURABLE GOODS - CONSUMER: 0.00%
      18,061  GOODMAN FIELDER LIMITED                                                                                       31,183
                                                                                                                   ---------------
E-COMMERCE/SERVICES: 0.07%
      10,827  AMAZON.COM INCORPORATED+                                                                                     980,493
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.55%
         836  AUTOGRILL SPA                                                                                                 14,627
      17,304  BOB EVANS FARMS INCORPORATED                                                                                 533,655
      17,900  BRINKER INTERNATIONAL INCORPORATED                                                                           412,237
       3,345  C&C GROUP PLC                                                                                                 17,959
       7,566  CBRL GROUP INCORPORATED<<                                                                                    253,158
      22,749  CHEESECAKE FACTORY INCORPORATED+<<                                                                           529,824
       5,624  ENTERPRISE INNS PLC                                                                                           61,512
      16,692  FU JI FOOD & CATERING SERVICES HOLDINGS LIMITED                                                               41,934
       2,697  HEINEKEN NV                                                                                                  177,078
       5,224  IHOP CORPORATION<<                                                                                           265,066
       1,400  ITO EN LIMITED                                                                                                33,074
      20,618  JACK IN THE BOX INCORPORATED+                                                                                617,509
      21,759  KRISPY KREME DOUGHNUTS INCORPORATED+<<                                                                        58,097
       2,914  MARSTON'S PLC                                                                                                 20,130
      30,114  MCDONALD'S CORPORATION                                                                                     1,760,766
       4,377  MITCHELLS & BUTLERS PLC                                                                                       51,923
       8,871  PF CHANG'S CHINA BISTRO INCORPORATED+<<                                                                      227,009
       4,791  PUNCH TAVERNS PLC                                                                                             80,868
      25,113  RUBY TUESDAY INCORPORATED                                                                                    329,231
      11,134  SABMILLER PLC                                                                                                316,806
       2,000  SAIZERIYA COMPANY LIMITED                                                                                     31,859
      12,000  SAPPORO HOLDINGS LIMITED                                                                                      97,629

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
EATING & DRINKING PLACES (continued)
       4,000  TAKARA HOLDINGS INCORPORATED                                                                         $        24,731
       1,950  TIM HORTONS INCORPORATION                                                                                     74,981
      25,386  TRIARC COMPANIES INCORPORATED CLASS B                                                                        213,496
      14,900  WENDY'S INTERNATIONAL INCORPORATED                                                                           417,647
       1,986  WHITBREAD PLC                                                                                                 58,832
      18,272  YUM! BRANDS INCORPORATED                                                                                     678,805

                                                                                                                         7,400,443
                                                                                                                   ---------------
EDUCATIONAL SERVICES: 0.36%
      19,152  APOLLO GROUP INCORPORATED CLASS A+<<                                                                       1,465,511
       2,600  BENESSE CORPORATION                                                                                          107,402
      45,291  CORINTHIAN COLLEGES INCORPORATED+<<                                                                          790,781
      13,666  ITT EDUCATIONAL SERVICES INCORPORATED                                                                      1,546,171
       4,839  STRAYER EDUCATION INCORPORATED                                                                               875,182

                                                                                                                         4,785,047
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 5.68%
      10,301  AEM SPA                                                                                                       43,250
      23,291  AES CORPORATION+<<                                                                                           508,908
      12,558  AGL ENERGY LIMITED                                                                                           142,292
      41,336  AGL RESOURCES INCORPORATED                                                                                 1,532,739
      22,352  ALLEGHENY ENERGY INCORPORATED                                                                              1,357,884
      12,656  ALLETE INCORPORATED                                                                                          518,390
      48,146  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                                                      549,346
     552,035  ALMENDRAL SA                                                                                                  59,464
      36,706  AMEREN CORPORATION                                                                                         1,976,618
       9,098  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                                                 433,702
      22,178  AQUA AMERICA INCORPORATED<<                                                                                  491,021
     187,934  AQUILA INCORPORATED+<<                                                                                       744,219
     395,800  ASIAN INSULATORS PCL                                                                                          76,593
         447  ATCO LIMITED                                                                                                  27,090
      46,956  ATMOS ENERGY CORPORATION                                                                                   1,229,778
     262,116  AU OPTRONICS CORPORATION                                                                                     507,788
      26,886  AVISTA CORPORATION                                                                                           574,823
      14,895  BABCOCK & BROWN POWER                                                                                         39,332
      19,014  BLACK HILLS CORPORATION                                                                                      792,123
       2,000  BRADESPAR SA                                                                                                  58,571
      13,772  BRITISH ENERGY GROUP PLC                                                                                     148,083
      47,710  CENTERPOINT ENERGY INCORPORATED                                                                              851,624
      45,363  CENTRICA PLC                                                                                                 339,476
       7,207  CEZ AS                                                                                                       532,347
      32,000  CHINA RESOURCES POWER HOLDINGS COMPANY                                                                       109,736
      20,600  CHUBU ELECTRIC POWER COMPANY INCORPORATED                                                                    569,158
      10,592  CIA GENERAL DE ELECTRICIDAD SA                                                                                85,833
      56,855  CITIZENS COMMUNICATIONS COMPANY                                                                              737,978
      31,426  CLECO CORPORATION                                                                                            878,042
      42,000  CLP HOLDINGS LIMITED                                                                                         284,551
      38,169  CMS ENERGY CORPORATION<<                                                                                     665,286
     807,230  COLBUN SA                                                                                                    175,502
         810  COMPANIA CERVECERIAS UNIDAS SA ADR                                                                            40,907
       6,215  CONSOLIDATED EDISON INCORPORATED<<                                                                           301,117
       5,037  CONTACT ENERGY LIMITED                                                                                        33,403
      13,758  COVANTA HOLDING CORPORATION+<<                                                                               371,328
       2,254  CPFL ENERGIA SA                                                                                               44,258
      15,343  CROSSTEX ENERGY INCORPORATED<<                                                                               550,814
      14,486  DOMINION RESOURCES INCORPORATED                                                                              684,174
      19,013  DPL INCORPORATED<<                                                                                           575,714
       3,512  DRAX GROUP PLC                                                                                                49,285
      30,274  DTE ENERGY COMPANY                                                                                         1,484,940
      31,208  DUKE ENERGY CORPORATION                                                                                      617,606

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
       1,600  DUSKIN COMPANY LIMITED                                                                               $        26,754
      68,435  DYNEGY INCORPORATED CLASS A+                                                                                 520,790
       8,466  E.ON AG                                                                                                    1,725,518
       6,868  EDISON INTERNATIONAL                                                                                         384,471
      19,099  EDISON SPA                                                                                                    62,588
     125,172  EL PASO CORPORATION                                                                                        2,012,766
      23,506  EL PASO ELECTRIC COMPANY+                                                                                    604,339
       4,800  ELECTRIC POWER DEVELOPMENT COMPANY                                                                           173,226
       3,037  ELECTRICITE DE FRANCE                                                                                        369,212
      48,600  ELECTRICITY GENERATING PCL                                                                                   166,559
       1,198  EMERA INCORPORATED                                                                                            25,698
     123,328  EMPRESA NACIONAL DE ELECTRICIDAD SA (CHILE)                                                                  165,973
       1,783  ENAGAS                                                                                                        53,682
       4,500  ENBRIDGE INCORPORATED                                                                                        167,003
       1,351  ENDESA SA                                                                                                     74,275
      36,560  ENEL SPA                                                                                                     438,046
       3,431  ENEL SPA ADR                                                                                                 204,968
      26,914  ENERGY EAST CORPORATION<<                                                                                    743,903
       5,140  ENERGY SAVINGS INCOME FUND                                                                                    77,104
     483,361  ENERSIS SA (CHILE)                                                                                           166,327
       4,939  ENTERGY CORPORATION                                                                                          590,408
      13,734  ENVESTRA LIMITED                                                                                              11,887
      16,663  EXELON CORPORATION                                                                                         1,350,869
      80,100  FIRST PHILIPPINE HOLDINGS CORPORATION                                                                        119,846
       7,584  FIRSTENERGY CORPORATION                                                                                      519,959
       1,102  FORTIS INCORPORATED                                                                                           29,811
       5,768  FORTUM OYJ                                                                                                   247,917
       9,213  FPL GROUP INCORPORATED                                                                                       642,699
       1,473  GAMESA CORPORATION TECNOLOGICA SA                                                                             66,846
       1,401  GAS NATURAL SDG SA                                                                                            86,226
      15,229  GREAT PLAINS ENERGY INCORPORATED                                                                             451,997
       2,790  GRUPO ELEKTRA SA DE CV                                                                                        67,528
      43,323  HAWAIIAN ELECTRIC INDUSTRIES INCORPORATED<<                                                                1,002,927
       5,474  HERA SPA                                                                                                      23,304
       6,000  HOKURIKU ELECTRIC POWER COMPANY                                                                              139,585
      42,105  HONG KONG ELECTRIC HOLDINGS LIMITED                                                                          219,828
     204,000  HUANENG POWER INTERNATIONAL INCORPORATED                                                                     216,683
      61,928  IBERDROLA SA                                                                                               1,021,035
      23,127  IDACORP INCORPORATED<<                                                                                       813,145
      13,399  INTEGRYS ENERGY GROUP INCORPORATED                                                                           683,483
      17,871  INTERNATIONAL POWER PLC                                                                                      171,582
      23,700  KANSAI ELECTRIC POWER COMPANY INCORPORATED                                                                   607,884
       2,782  KELDA GROUP PLC                                                                                               61,657
       9,625  KOREA ELECTRIC POWER CORPORATION                                                                             403,327
       1,080  KOREA GAS CORPORATION                                                                                         85,002
      12,800  KYUSHU ELECTRIC POWER COMPANY INCORPORATED                                                                   346,740
       1,643  LINDE AG                                                                                                     214,932
      28,298  MDU RESOURCES GROUP INCORPORATED                                                                             772,252
      11,911  NATIONAL FUEL GAS COMPANY                                                                                    567,559
       7,737  NICOR INCORPORATED<<                                                                                         326,037
      46,283  NISOURCE INCORPORATED                                                                                        856,698
         513  NORDEX AG+                                                                                                    25,179
      25,893  NORTHEAST UTILITIES                                                                                          817,701
      13,361  NORTHWEST NATURAL GAS COMPANY                                                                                640,927
      18,500  NORTHWESTERN CORPORATION<<                                                                                   515,225
      32,467  NRG ENERGY INCORPORATED+<<                                                                                 1,376,276
      16,817  NSTAR<<                                                                                                      588,595
      15,400  OGE ENERGY CORPORATION                                                                                       548,240
      16,463  ONEOK INCORPORATED<<                                                                                         765,530
      61,000  OSAKA GAS COMPANY LIMITED                                                                                    242,101
       3,548  PENNON GROUP PLC                                                                                              49,237
      33,888  PEPCO HOLDINGS INCORPORATED                                                                                  952,253
      55,500  PERUSAHAAN GAS NEGARA PT                                                                                     100,101

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
      76,900  PETRONAS GAS BHD                                                                                     $       251,419
       8,065  PG&E CORPORATION                                                                                             373,168
      37,649  PIEDMONT NATURAL GAS COMPANY INCORPORATED<<                                                                  980,380
      16,668  PINNACLE WEST CAPITAL CORPORATION                                                                            714,390
      34,754  PNM RESOURCES INCORPORATED                                                                                   770,844
     187,000  PNOC ENERGY DEVELOPMENT CORPORATION                                                                           30,165
       9,066  PPL CORPORATION                                                                                              462,003
       6,529  PROGRESS ENERGY INCORPORATED<<                                                                               318,746
       1,150  PUBLIC POWER CORPORATION SA                                                                                   56,327
       5,951  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED                                                                 569,749
      20,083  PUGET ENERGY INCORPORATED                                                                                    563,730
         528  Q-CELLS AG+                                                                                                   74,401
      23,370  QUESTAR CORPORATION<<                                                                                      1,249,127
     114,600  RATCHABURI ELECTRICITY GENERATING HOLDING PCL                                                                159,131
       1,092  RED ELECTRICA DE ESPANA                                                                                       67,384
      60,227  RELIANT ENERGY INCORPORATED+<<                                                                             1,568,311
       2,142  RENEWABLE ENERGY CORPORATION AS+                                                                             105,034
      29,291  REPUBLIC SERVICES INCORPORATED                                                                               971,582
       5,986  RWE AG                                                                                                       817,750
      18,684  SCANA CORPORATION                                                                                            796,125
      10,685  SCOTTISH & SOUTHERN ENERGY PLC                                                                               349,284
       5,909  SEMPRA ENERGY                                                                                                370,022
       2,352  SEVERN TRENT PLC                                                                                              75,773
       5,700  SHIKOKU ELECTRIC POWER COMPANY INCORPORATED                                                                  161,076
      38,847  SIERRA PACIFIC RESOURCES                                                                                     668,168
         633  SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA CLASS A                                                             25,540
      18,638  SOUTHERN COMPANY                                                                                             701,162
      21,144  SOUTHWEST GAS CORPORATION                                                                                    611,484
      14,432  SPECTRA ENERGY CORPORATION                                                                                   355,604
      11,873  STERICYCLE INCORPORATED+<<                                                                                   698,726
      35,152  TECO ENERGY INCORPORATED<<                                                                                   608,833
      72,200  TENAGA NASIONAL BHD                                                                                          198,499
      12,888  TERNA SPA                                                                                                     50,436
       6,900  THE CHUGOKU ELECTRIC POWER COMPANY INCORPORATED                                                              149,656
         400  THE OKINAWA ELECTRIC POWER COMPANY INCORPORATED                                                               21,599
      14,400  TOHOKU ELECTRIC POWER COMPANY INCORPORATED                                                                   331,116
      37,600  TOKYO ELECTRIC POWER COMPANY INCORPORATED                                                                  1,025,316
      68,000  TOKYO GAS COMPANY LIMITED                                                                                    337,812
       7,429  TRACTEBEL ENERGIA SA                                                                                          92,205
       2,000  TRANSALTA CORPORATION                                                                                         63,183
       2,658  TRANSPACIFIC INDUSTRIES GROUP LIMITED                                                                         25,822
       3,817  TRUSTPOWER LIMITED                                                                                            25,516
      55,683  UGI CORPORATION                                                                                            1,472,259
       1,447  UNION FENOSA SA                                                                                              100,129
      17,839  UNISOURCE ENERGY CORPORATION<<                                                                               551,760
      11,893  UNITED UTILITIES PLC                                                                                         183,383
      39,935  VECTREN CORPORATION                                                                                        1,172,492
       5,157  VEOLIA ENVIRONNEMENT                                                                                         476,582
         747  VERBUND - OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG                                                       50,488
      22,873  WASTE CONNECTIONS INCORPORATED+                                                                              728,048
      11,953  WASTE MANAGEMENT INCORPORATED                                                                                410,227
      25,785  WGL HOLDINGS INCORPORATED<<                                                                                  851,936
      20,507  WISCONSIN ENERGY CORPORATION                                                                                 981,055
       2,000  WOONGJIN COWAY COMPANY LIMITED                                                                                66,113
      74,538  XCEL ENERGY INCORPORATED                                                                                   1,722,573
      20,000  XINAO GAS HOLDINGS LIMITED                                                                                    37,092

                                                                                                                        75,950,048
                                                                                                                   ---------------
ELECTRICAL PRODUCTS: 0.00%
       9,450  INVENTEC APPLIANCES CORPORATION                                                                               19,479
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 7.82%
      98,455  ACER INCORPORATED                                                                                    $       207,518
      11,403  ACTEL CORPORATION+                                                                                           124,977
      14,485  ACUITY BRANDS INCORPORATED                                                                                   572,013
      54,625  ADAPTEC INCORPORATED+                                                                                        182,994
      74,180  ADVANCED MICRO DEVICES INCORPORATED+<<                                                                       723,997
     174,485  ADVANCED SEMICONDUCTOR ENGINEERING INCORPORATED                                                              178,747
       3,700  ADVANTEST CORPORATION                                                                                        104,891
       1,171  AIXTRON AG+                                                                                                   14,630
      42,534  ALCO HOLDINGS LIMITED                                                                                         20,049
       7,800  ALPINE ELECTRONICS INCORPORATED                                                                              132,112
       8,900  ALPS ELECTRIC COMPANY LIMITED                                                                                111,495
      46,816  ALTERA CORPORATION                                                                                           879,204
      14,393  AMETEK INCORPORATED                                                                                          633,292
      53,714  AMKOR TECHNOLOGY INCORPORATED+<<                                                                             442,603
      24,106  AMPHENOL CORPORATION CLASS A                                                                               1,044,995
      11,721  ANALOG DEVICES INCORPORATED                                                                                  360,772
      27,123  ANDREW CORPORATION+                                                                                          397,623
       9,000  ANRITSU CORPORATION                                                                                           39,284
       3,169  ARCELIK A.S.                                                                                                  21,957
      35,433  ARM HOLDINGS PLC                                                                                              96,523
       5,050  ASIA OPTICAL COMPANY INCORPORATED                                                                             13,775
       4,000  ASM PACIFIC TECHNOLOGY                                                                                        28,307
     134,367  ASUSTEK COMPUTER INCORPORATED                                                                                420,651
      10,486  ATMI INCORPORATED+                                                                                           315,524
          14  AXELL CORPORATION                                                                                             38,933
          82  BANG & OLUFSEN AS                                                                                              8,107
     235,000  BANK OF COMMUNICATIONS LIMITED                                                                               372,453
          99  BARCO NV                                                                                                       7,640
      36,339  BENCHMARK ELECTRONICS INCORPORATED+                                                                          652,285
      16,346  BROADCOM CORPORATION CLASS A+                                                                                437,092
      14,000  BROTHER INDUSTRIES LIMITED                                                                                   196,427
      21,358  C-COR INCORPORATED+                                                                                          262,276
       2,400  CANON ELECTRONICS INCORPORATED                                                                                55,618
      33,400  CANON INCORPORATED                                                                                         1,746,425
           7  CANON INCORPORATED ADR                                                                                           368
       7,738  CELESTICA INCORPORATED+                                                                                       45,422
       8,213  CERADYNE INCORPORATED+<<                                                                                     406,051
          82  CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+                                                                   584
      20,026  CHECKPOINT SYSTEMS INCORPORATED+<<                                                                           475,818
      16,800  CHENG UEI PRECISION INDUSTRY COMPANY LIMITED                                                                  41,086
     172,280  CHI MEI OPTOELECTRONICS CORPORATION                                                                          231,223
       1,900  CHIYODA INTEGRE COMPANY LIMITED                                                                               31,138
     269,000  CHUNGHWA PICTURE TUBES LIMITED+                                                                              101,306
       1,278  CIA ENERGETICA DE MINAS GERAIS                                                                                27,083
      28,581  CIENA CORPORATION+<<                                                                                       1,256,992
     222,849  CISCO SYSTEMS INCORPORATED+                                                                                6,244,229
         300  CMK CORPORATION                                                                                                2,211
     249,135  CONEXANT SYSTEMS INCORPORATED+<<                                                                             276,540
      28,400  COOPER INDUSTRIES LIMITED CLASS A                                                                          1,426,248
       2,000  CORONA CORPORATION                                                                                            27,719
      19,700  CTS CORPORATION                                                                                              208,229
      10,690  CYMER INCORPORATED+<<                                                                                        439,038
      16,000  DAIDO STEEL COMPANY LIMITED                                                                                  117,356
       5,000  DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED                                                                28,079
       6,000  DAISHINKU CORPORATION                                                                                         34,559
      22,600  DELTA ELECTRONICS (THAILAND) PCL                                                                              14,556
       6,449  DIONEX CORPORATION+                                                                                          544,747
      15,600  DSP GROUP INCORPORATED+                                                                                      211,068
       1,900  EIZO NANAO CORPORATION                                                                                        51,213
      19,642  ELECTROCOMPONENTS PLC                                                                                         89,548
       2,135  ELECTROLUX AB CLASS B                                                                                         36,001
      43,000  ELITEGROUP COMPUTER SYSTEMS                                                                                   21,325
      28,087  ENERGIAS DE PORTUGAL SA                                                                                      189,424

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       7,699  ENERGIZER HOLDINGS INCORPORATED+                                                                     $       874,837
       3,900  ENPLAS CORPORATION                                                                                            47,067
      19,931  EPISTAR CORPORATION                                                                                           82,475
       8,239  EVERLIGHT ELECTRONICS COMPANY LIMITED                                                                         31,413
         796  EVERTZ TECHNOLOGIES LIMITED                                                                                   30,250
       5,500  FANUC LIMITED                                                                                                571,705
      10,198  FARADAY TECHNOLOGY CORPORATION                                                                                26,648
       4,600  FIRST SOLAR INCORPORATED+<<                                                                                1,090,890
      37,124  FLEXTRONICS INTERNATIONAL LIMITED+                                                                           444,006
       2,400  FOSTER ELECTRIC COMPANY LIMITED                                                                               69,550
       1,000  FUNAI ELECTRIC COMPANY LIMITED                                                                                42,299
       5,600  FUTABA CORPORATION CHIBA                                                                                     116,420
     256,007  GENERAL ELECTRIC COMPANY                                                                                   9,802,508
       3,175  GENLYTE GROUP INCORPORATED+                                                                                  299,244
      24,359  GENTEX CORPORATION                                                                                           482,795
       1,963  GN STORE NORD                                                                                                 15,211
      54,744  GRAFTECH INTERNATIONAL LIMITED+<<                                                                            879,736
      25,000  GS YUASA CORPORATION                                                                                          53,098
       4,300  HAMAMATSU PHOTONICS                                                                                          150,538
     194,800  HANA MICROELECTRONICS PCL                                                                                    124,313
     107,640  HANNSTAR DISPLAY CORPORATION+                                                                                 48,378
       8,815  HARMAN INTERNATIONAL INDUSTRIES INCORPORATED                                                                 648,784
      48,693  HARMONIC INCORPORATED+                                                                                       504,946
      18,567  HARRIS CORPORATION                                                                                         1,165,451
         900  HIOKI EE CORPORATION                                                                                          16,726
         800  HIROSE ELECTRIC COMPANY LIMITED                                                                               89,709
       5,900  HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED                                                                 129,825
       3,600  HORIBA LIMITED                                                                                               144,823
       6,700  HOSIDEN CORPORATION                                                                                          112,214
      13,283  HUTCHINSON TECHNOLOGY INCORPORATED+<<                                                                        349,476
      12,327  HYNIX SEMICONDUCTOR INCORPORATED+                                                                            346,599
       4,200  IBIDEN COMPANY LIMITED                                                                                       329,982
      17,554  IMATION CORPORATION                                                                                          352,309
         510  INDESIT COMPANY SPA                                                                                            8,588
       8,113  INFINEON TECHNOLOGIES AG                                                                                      96,058
      90,466  INNOLUX DISPLAY CORPORATION                                                                                  340,699
      95,400  INOTERA MEMORIES INCORPORATED                                                                                 81,319
     212,834  INTEL CORPORATION                                                                                          5,550,711
      16,129  INTERDIGITAL INCORPORATED+                                                                                   290,322
      10,001  INTERNATIONAL RECTIFIER CORPORATION+                                                                         325,233
      22,588  INTERSIL CORPORATION CLASS A                                                                                 563,345
         900  JABIL CIRCUIT INCORPORATED                                                                                    15,255
      29,169  JDS UNIPHASE CORPORATION+<<                                                                                  392,615
       7,000  JUKI CORPORATION                                                                                              58,210
      45,434  KEMET CORPORATION+                                                                                           281,691
      19,000  KENWOOD CORPORATION                                                                                           23,939
       5,831  KESA ELECTRICALS PLC                                                                                          28,292
       1,100  KEYENCE CORPORATION                                                                                          255,015
      16,500  KINSUS INTERCONNECT TECHNOLOGY CORPORATION                                                                    58,815
       7,238  KLA-TENCOR CORPORATION                                                                                       348,003
       3,700  KOA CORPORATION                                                                                               31,601
      13,934  KONINKLIJKE PHILIPS ELECTRONICS NV                                                                           584,227
       3,147  KONTRON AG                                                                                                    67,677
       2,324  KUDELSKI SA                                                                                                   40,117
       5,200  KYOCERA CORPORATION                                                                                          465,644
      16,895  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                                                   1,869,432
       7,493  LAIRD GROUP PLC                                                                                               90,273
      62,241  LATTICE SEMICONDUCTOR CORPORATION+<<                                                                         209,130
       1,026  LEGRAND SA                                                                                                    35,934
       3,475  LG ELECTRONICS INCORPORATED                                                                                  361,402
      12,397  LINCOLN ELECTRIC HOLDINGS INCORPORATED                                                                       864,939
       7,182  LINEAR TECHNOLOGY CORPORATION                                                                                218,764
       7,751  LITTELFUSE INCORPORATED+                                                                                     258,496

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
       1,340  LS CABLE LIMITED                                                                                     $       152,744
         800  MABUCHI MOTOR COMPANY LIMITED                                                                                 51,910
      70,212  MACRONIX INTERNATIONAL                                                                                        35,474
       5,701  MAKITA CORPORATION                                                                                           252,945
       8,700  MALAYSIAN PACIFIC INDUSTRIES                                                                                  22,238
       3,800  MARUBUN CORPORATION                                                                                           31,121
      17,230  MARVELL TECHNOLOGY GROUP LIMITED+<<                                                                          257,416
      37,450  MEDIATEK INCORPORATED                                                                                        487,540
         187  MELEXIS NV                                                                                                     2,957
       7,878  MEMC ELECTRONIC MATERIALS INCORPORATED+<<                                                                    611,175
      20,221  METHODE ELECTRONICS INCORPORATED                                                                             243,663
      31,300  MICREL INCORPORATED                                                                                          279,196
       2,032  MICRO-STAR INTERNATIONAL COMPANY LIMITED                                                                       1,789
       1,369  MICRONAS SEMICONDUCTOR HOLDING+                                                                               12,934
      23,102  MICROSEMI CORPORATION+                                                                                       528,574
       3,300  MIMASU SEMICONDUCTOR INDUSTRY COMPANY LIMITED                                                                 70,238
      14,000  MINEBEA COMPANY LIMITED                                                                                       86,811
       2,000  MITSUMI ELECTRIC COMPANY LIMITED                                                                              77,757
      13,223  MOLEX INCORPORATED CLASS A                                                                                   354,112
      12,706  MOOG INCORPORATED CLASS A+<<                                                                                 572,786
      26,780  MOSEL VITELIC INCORPORATED                                                                                    22,661
      84,328  MOTOROLA INCORPORATED                                                                                      1,346,718
      68,712  MRV COMMUNICATIONS INCORPORATED+<<                                                                           153,915
       6,300  MURATA MANUFACTURING COMPANY LIMITED                                                                         366,836
       5,132  NAN YA PRINTED CIRCUIT BOARD CORPORATION                                                                      34,440
      86,516  NANYA TECHNOLOGY CORPORATION                                                                                  46,393
      33,953  NATIONAL GRID PLC                                                                                            573,446
      35,686  NATIONAL SEMICONDUCTOR CORPORATION                                                                           815,782
      59,000  NEC CORPORATION                                                                                              275,579
         800  NEC ELECTRONICS CORPORATION+                                                                                  22,319
       8,000  NEC TOKIN CORPORATION+                                                                                        32,615
      13,635  NETWORK APPLIANCE INCORPORATED+                                                                              336,921
         255  NEXANS SA                                                                                                     34,134
      11,000  NGK INSULATORS LIMITED                                                                                       337,578
       1,700  NICHICON CORPORATION                                                                                          18,038
       7,000  NIDEC COPAL ELECTRONICS CORPORATION                                                                           40,634
         300  NIHON DEMPA KOGYO COMPANY LIMITED                                                                             13,824
       3,100  NINTENDO COMPANY LIMITED                                                                                   1,883,184
      11,000  NIPPON CARBON COMPANY LIMITED                                                                                 56,527
       3,000  NIPPON CHEMI-CON CORPORATION                                                                                  18,656
       8,000  NISSIN ELECTRIC COMPANY LIMITED                                                                               48,742
      50,613  NOKIA OYJ                                                                                                  2,019,189
      21,420  NOVATEK MICROELECTRONICS CORPORATION LIMITED                                                                  84,983
      15,500  NOVELLUS SYSTEMS INCORPORATED+<<                                                                             403,155
          30  NTT DATA CORPORATION                                                                                         136,345
      73,745  NVIDIA CORPORATION+                                                                                        2,325,917
         271  OC OERLIKON CORPORATION AG+                                                                                  124,188
      34,000  OKI ELECTRIC INDUSTRY COMPANY LIMITED                                                                         57,526
       1,000  OLYMPUS CORPORATION                                                                                           40,859
       6,704  OMRON CORPORATION                                                                                            172,555
      37,545  ON SEMICONDUCTOR CORPORATION+<<                                                                              345,039
       1,000  ONEX CORPORATION                                                                                              36,282
      27,820  OPENWAVE SYSTEMS INCORPORATED+<<                                                                              76,505
       2,730  OPTEX COMPANY LIMITED                                                                                         42,603
      10,398  PAN-INTERNATIONAL INDUSTRIAL                                                                                  24,495
       6,523  PARK ELECTROCHEMICAL CORPORATION                                                                             192,102
         107  PHOENIX MECANO AG                                                                                             49,600
      22,109  PHOENIX PRECISION TECHNOLOGY CORPORATION                                                                      24,294
      21,003  PHOTRONICS INCORPORATED+                                                                                     216,121
      24,280  PLANTRONICS INCORPORATED                                                                                     651,918
     111,748  PMC-SIERRA INCORPORATED+                                                                                     784,471
      11,472  POLYCOM INCORPORATED+                                                                                        278,425
      41,651  POWER-ONE INCORPORATED+                                                                                      194,510

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      21,850  POWERTECH TECHNOLOGY INCORPORATED                                                                    $        75,177
      18,366  PREMIER FARNELL PLC                                                                                           53,712
      25,600  QLOGIC CORPORATION+<<                                                                                        346,112
      61,497  QUALCOMM INCORPORATED                                                                                      2,507,848
      16,664  RAMBUS INCORPORATED+<<                                                                                       323,115
      17,850  REALTEK SEMICONDUCTOR CORPORATION                                                                             65,011
      10,686  REGAL-BELOIT CORPORATION<<                                                                                   503,097
       6,104  RESEARCH IN MOTION LIMITED+                                                                                  694,853
       7,040  REUNERT LIMITED                                                                                               79,297
     138,988  RF MICRO DEVICES INCORPORATED+<<                                                                             803,351
       3,450  RICHTEK TECHNOLOGY CORPORATION                                                                                32,616
      21,565  RICOH COMPANY LIMITED                                                                                        405,623
      22,611  ROCKWELL COLLINS INCORPORATED<<                                                                            1,630,705
       3,000  ROHM COMPANY LIMITED                                                                                         274,310
         700  RYOSAN COMPANY LIMITED                                                                                        18,080
       2,600  SAFRAN SA                                                                                                     50,551
       2,380  SAMSUNG ELECTRO-MECHANICS COMPANY LIMITED                                                                    125,052
       4,610  SAMSUNG ELECTRONICS COMPANY LIMITED                                                                        2,827,607
       1,516  SAMSUNG SDI COMPANY LIMITED                                                                                  104,177
       2,400  SAMSUNG TECHWIN COMPANY LIMITED                                                                              119,850
       7,000  SANKEN ELECTRIC COMPANY LIMITED                                                                               37,169
      93,664  SANMINA-SCI CORPORATION+                                                                                     165,785
       9,000  SANSHIN ELECTRONICS COMPANY LIMITED                                                                          119,309
       6,000  SANYO DENKI COMPANY LIMITED                                                                                   29,969
       5,833  SANYO ELECTRIC COMPANY LIMITED<<                                                                              56,003
       6,500  SECOM COMPANY LIMITED                                                                                        360,347
       5,800  SEIKO EPSON CORPORATION                                                                                      128,408
     344,000  SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION+                                                        32,253
      33,358  SEMTECH CORPORATION+<<                                                                                       509,043
      29,000  SHARP CORPORATION                                                                                            475,003
       9,000  SHINDENGEN ELECTRIC MANUFACTURING COMPANY LIMITED                                                             27,053
       2,200  SHINKAWA LIMITED                                                                                              33,025
       3,100  SHINKO ELECTRIC INDUSTRIES                                                                                    67,237
      49,000  SILICON INTEGRATED SYSTEMS CORPORATION                                                                        19,669
      18,285  SILICON LABORATORIES INCORPORATED+                                                                           679,105
      50,410  SILICON STORAGE TECHNOLOGY INCORPORATED+                                                                     143,164
      83,953  SKYWORKS SOLUTIONS INCORPORATED+<<                                                                           762,293
       3,647  SMITHS GROUP PLC                                                                                              80,078
      11,000  SMK CORPORATION                                                                                               92,067
      27,694  SONY CORPORATION                                                                                           1,497,916
       1,237  SPECTRIS PLC                                                                                                  19,506
       2,000  STAR MICRONICS COMPANY LIMITED                                                                                52,378
      13,769  STMICROELECTRONICS NV                                                                                        210,297
       1,500  SUMIDA ELECTRIC CORPORATION                                                                                   21,869
      11,564  SUNPLUS TECHNOLOGY COMPANY LIMITED                                                                            17,743
       4,900  SUNPOWER CORPORATION+<<                                                                                      609,756
         829  TAIHAN ELECTRIC WIRE COMPANY LIMITED                                                                          55,708
       7,000  TAIYO YUDEN COMPANY LIMITED                                                                                  117,932
      16,000  TAMURA CORPORATION                                                                                            88,989
       1,100  TANBERG ASA                                                                                                   24,689
     160,000  TATUNG COMPANY LIMITED+                                                                                       80,838
     618,000  TCL MULTIMEDIA TECHNOLOGY HOLDINGS LIMITED+                                                                   37,306
      45,000  TECO ELECTRIC AND MACHINERY COMPANY LIMITED                                                                   23,782
      23,000  TEIKOKY TSUSHIN KOGYO COMPANY                                                                                 86,730
      31,700  TEKELEC+                                                                                                     389,910
         989  TELE ATLAS NV+                                                                                                40,411
      13,082  TELEFLEX INCORPORATED                                                                                        789,237
       3,703  TELEFONICA O2 CZECH REPUBLIC A.S.                                                                            111,742
      65,964  TELLABS INCORPORATED+                                                                                        459,109
      15,633  TESSERA TECHNOLOGIES INCORPORATED+<<                                                                         603,746
      52,510  TEXAS INSTRUMENTS INCORPORATED                                                                             1,657,741
       7,332  THOMAS & BETTS CORPORATION+                                                                                  398,568
      10,000  TOA CORPORATION                                                                                               82,077

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (continued)
      14,000  TOKO INCORPORATED+                                                                                   $        28,601
       4,700  TOKYO ELECTRON LIMITED                                                                                       288,053
      29,000  TOKYO ROPE MANUFACTURING                                                                                      55,330
         800  TOKYO SEIMITSU COMPANY LIMITED                                                                                20,231
      23,000  TOSHIBA TEC CORPORATION                                                                                      153,589
         300  TOYO TANSO COMPANY LIMITED                                                                                    28,565
      15,148  TRANSCEND INFORMATION INCORPORATED                                                                            47,893
      14,592  TRIDENT MICROSYSTEMS INCORPORATED+<<                                                                          91,638
      17,100  TRIPOD TECHNOLOGY CORPORATION                                                                                 63,074
      70,176  TRIQUINT SEMICONDUCTOR INCORPORATED+                                                                         416,144
       4,000  TRULY INTERNATIONAL                                                                                           10,172
         800  ULVAC INCORPORATED                                                                                            37,007
      25,506  VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+<<                                                  1,058,754
       5,000  VENTURE CORPORATION LIMITED                                                                                   43,508
      53,000  VIA TECHNOLOGIES INCORPORATED+                                                                                33,267
       8,000  VICTOR COMPANY OF JAPAN LIMITED                                                                               16,343
      29,182  VISHAY INTERTECHNOLOGY INCORPORATED+                                                                         364,483
           8  WACOM COMPANY LIMITED                                                                                         18,647
     134,000  WALSIN LIHWA CORPORATION                                                                                      58,149
      48,560  WESTAR ENERGY INCORPORATED                                                                                 1,258,190
      13,900  WHIRLPOOL CORPORATION                                                                                      1,125,344
      75,000  WINDBOND ELECTRONICS CORPORATION                                                                              21,411
      37,000  WINTEK CORPORATION                                                                                            49,086
      52,900  XILINX INCORPORATED                                                                                        1,158,510
      40,000  YA HSIN INDUSTRIAL COMPANY LIMITED(A)                                                                          7,389
      57,000  YAGEO CORPORATION                                                                                             21,290
       5,000  YAMAICHI ELECTRONICS COMPANY LIMITED                                                                          19,934
       5,000  YASKAWA ELECTRIC CORPORATION                                                                                  65,473
       9,700  YOKOGAWA ELECTRIC CORPORATION                                                                                107,899
       3,200  YOKOWO COMPANY LIMITED                                                                                        20,159

                                                                                                                       104,630,962
                                                                                                                   ---------------
ELECTRONICS: 0.00%
       4,008  CARPHONE WAREHOUSE PLC                                                                                        30,159
                                                                                                                   ---------------
ENERGY: 0.01%
         444  SECHILIENNE SA                                                                                                35,725
         840  SOLARWORLD AG                                                                                                 50,642

                                                                                                                            86,367
                                                                                                                   ---------------
ENGINEERING CONSTRUCTION: 0.01%
       1,642  AKER KVAERNER ASA                                                                                             46,845
      16,000  ANHUI CONCH CEMENT COMPANY LIMITED                                                                           137,684
      10,000  PEACE MARK HOLDINGS LIMITED                                                                                   14,796

                                                                                                                           199,325
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.39%

      21,237  ACCENTURE LIMITED CLASS A                                                                                    733,951
       1,973  ACERGY SA                                                                                                     42,149
      17,605  AMYLIN PHARMACEUTICALS INCORPORATED+<<                                                                       672,335
      39,746  APPLERA CORPORATION+<<                                                                                       600,960
      13,076  AVENG LIMITED                                                                                                111,449
     102,862  BEARINGPOINT INCORPORATED+<<                                                                                 375,446
      46,000  BEIJING CAPITAL INTERNATIONAL AIRPORT COMPANY LIMITED CLASS H                                                 78,341
       3,726  BOUYGUES SA                                                                                                  333,707
      13,815  CELGENE CORPORATION+                                                                                         850,313
       9,032  CEPHALON INCORPORATED+<<                                                                                     676,677
       3,000  CHIYODA CORPORATION                                                                                           38,825
       7,342  CORE LABORATORIES NV+<<                                                                                      860,850

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES (continued)
       4,526  CORPORATE EXECUTIVE BOARD COMPANY                                                                    $       303,649
      19,510  CV THERAPEUTICS INCORPORATED+<<                                                                              170,127
       6,198  DOWNER EDI LIMITED                                                                                            27,040
      11,930  FLUOR CORPORATION                                                                                          1,755,738
         318  FRAPORT AG                                                                                                    24,540
      17,489  GEN-PROBE INCORPORATED+                                                                                    1,169,839
      32,900  HEWITT ASSOCIATES INCORPORATED+<<                                                                          1,233,750
       1,600  HONG KONG AIRCRAFT ENGINEERG                                                                                  49,648
         843  IMTECH NV                                                                                                     20,275
      16,264  JACOBS ENGINEERING GROUP INCORPORATED+<<                                                                   1,362,435
       1,900  JAPAN AIRPORT TERMINAL COMPANY LIMITED                                                                        36,849
      50,200  MALAYSIA AIRPORTS HOLDINGS BHD                                                                                48,342
       1,985  MONADELPHOUS GROUP LIMITED                                                                                    25,612
       8,510  MOODY'S CORPORATION<<                                                                                        320,487
      13,648  MYRIAD GENETICS INCORPORATED+<<                                                                              657,834
      12,688  NAVIGANT CONSULTING INCORPORATED+<<                                                                          164,690
      11,894  PAYCHEX INCORPORATED                                                                                         463,866
      14,148  PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED<<                                                            599,026
     244,400  POWER LINE ENGINEERING PCL                                                                                    36,464
       5,621  QUEST DIAGNOSTICS INCORPORATED<<                                                                             309,492
      21,692  REGENERON PHARMACEUTICAL INCORPORATED+                                                                       472,452
      15,972  RESOURCES GLOBAL PROFESSIONALS+<<                                                                            329,343
      59,608  SAIC INCORPORATED+<<                                                                                       1,188,584
       1,360  SAMSUNG ENGINEERING COMPANY LIMITED                                                                          156,500
       1,500  SNC-LAVALIN GROUP INCORPORATED                                                                                71,449
     391,200  SOLARTRON PCL                                                                                                 30,975
      29,103  TETRA TECH INCORPORATED+<<                                                                                   603,014
       2,796  TRANSFIELD SERVICES LIMITED                                                                                   37,928
      20,000  TRANSMILE GROUP BHD                                                                                           17,952
      16,200  URS CORPORATION+<<                                                                                           931,338
      14,139  WATSON WYATT & COMPANY HOLDINGS                                                                              651,101

                                                                                                                        18,645,342
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.50%
       5,622  ACERINOX SA                                                                                                  151,581
      11,248  ALLIANT TECHSYSTEMS INCORPORATED+<<                                                                        1,314,104
      21,479  APTARGROUP INCORPORATED<<                                                                                    906,629
      10,182  ARCELOR SA                                                                                                   751,789
       3,200  ASSA ABLOY AB CLASS B                                                                                         66,605
      19,927  COMMERCIAL METALS COMPANY                                                                                    615,944
      46,763  ECM LIBRA BHD(A)                                                                                                   0
       3,800  FORTUNE BRANDS INCORPORATED                                                                                  291,270
         200  FP CORPORATION                                                                                                 6,876
         400  FUJI SEAL INTERNATIONAL INCORPORATED                                                                           8,352
         156  HOGANAS AB                                                                                                     3,625
       2,000  HULAMIN LIMITED                                                                                                6,319
      89,000  KOBE STEEL LIMITED                                                                                           290,753
      26,936  NAMPAK LIMITED                                                                                                87,121
       6,950  NCI BUILDING SYSTEMS INCORPORATED+<<                                                                         238,594
      41,000  NISSHIN STEEL COMPANY LIMITED                                                                                152,023
      14,000  NTN CORPORATION                                                                                              122,342
      19,395  SNAP-ON INCORPORATED                                                                                         948,028
       4,651  SSAB SVENSKT STAL AB CLASS A                                                                                 127,740
         750  SSAB SVENSKT STAL AB CLASS B                                                                                  18,721
     125,000  SUMITOMO METAL INDUSTRIES LIMITED                                                                            548,981
       1,174  VOESTALPINE AG                                                                                                85,892

                                                                                                                         6,743,289
                                                                                                                   ---------------
FINANCE & FINANCIAL SERVICES: 0.16%
     636,000  ASIA PLUS SECURITIES PCL                                                                                      73,657

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FINANCE & FINANCIAL SERVICES (continued)
       8,160  AUSTRALIAN WEALTH MANAGEMENT LIMITED                                                                 $        19,458
       9,954  CHALLENGER FINANCIAL SERVICES GROUP LIMITED                                                                   48,701
     806,000  CHINA CONSTRUCTION BANK                                                                                      774,328
      31,162  JANUS CAPITAL GROUP INCORPORATED<<                                                                         1,046,108
     848,000  KGI SECURITIES COMPANY LIMITED                                                                                71,653
       8,500  NIKKO CORDIAL CORPORATION                                                                                    126,221
          47  SBI E*TRADE SECURITIES COMPANY LIMITED                                                                        47,374

                                                                                                                         2,207,500
                                                                                                                   ---------------
FINANCIAL: 0.01%
       2,455  LONDON STOCK EXCHANGE GROUP PLC                                                                               89,842
                                                                                                                   ---------------
FINANCIAL SERVICES: 0.27%
     186,000  AYALA LAND INCORPORATED                                                                                       66,312
      37,416  BANK HAPOALIM LIMITED                                                                                        186,104
     277,000  CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED                                                                200,911
       4,125  GRUPO FINANCIERO GALICIA SA ADR+                                                                              30,113
      28,313  ING GROEP NV                                                                                               1,098,887
         551  KOMERCNI BANKA AS                                                                                            123,942
      12,640  KOOKMIN BANK                                                                                                 911,139
      12,895  SHINHAN FINANCIAL GROUP COMPANY LIMITED                                                                      701,357
       8,090  WOORI FINANCE HOLDINGS COMPANY LIMITED                                                                       155,450
         480  ZURICH FINANCIAL SERVICES AG                                                                                 139,544

                                                                                                                         3,613,759
                                                                                                                   ---------------
FISHING, HUNTING & TRAPPING: 0.00%
      25,200  MARINE HARVEST+                                                                                               15,764
       4,900  NIPPON SUISAN KAISHA LIMITED                                                                                  26,327

                                                                                                                            42,091
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 2.44%
      18,000  AJINOMOTO COMPANY INCORPORATED                                                                               196,985
      31,963  ALICORP SA                                                                                                    30,933
      18,436  ANHEUSER-BUSCH COMPANIES INCORPORATED                                                                        971,946
      13,500  ASAHI BREWERIES LIMITED                                                                                      234,122
       5,000  ASIA PACIFIC BREWERIES LIMITED                                                                                46,961
       3,633  ASSOCIATED BRITISH FOODS PLC                                                                                  66,251
      14,058  BIDVEST GROUP LIMITED                                                                                        247,879
         439  BIM BIRLESIK MAGAZALAR AS                                                                                     36,166
      27,685  CADBURY SCHWEPPES PLC                                                                                        354,600
         300  CARLSBERG AS                                                                                                  38,194
      29,000  CHINA MENGNIU DAIRY COMPANY                                                                                  104,104
      17,000  CHINA YURUN FOOD GROUP LIMITED                                                                                27,904
       4,944  CIA CERVECERIAS UNIDAS SA                                                                                     35,764
       1,700  CIA DE BEBIDAS DAS AMERICAS                                                                                  122,804
         332  CJ CHEILJEDANG CORP+                                                                                         101,491
         565  CJ CORPORATION                                                                                                47,352
      23,007  COCA-COLA AMATIL LIMITED                                                                                     203,186
      52,933  COCA-COLA COMPANY                                                                                          3,287,139
       1,665  COCA-COLA HELLENIC BOTTLING COMPANY SA                                                                        70,639
       1,500  COCA-COLA WEST JAPAN COMPANY LIMITED                                                                          34,086
      26,068  COMPASS GROUP PLC                                                                                            170,830
      11,614  CONAGRA FOODS INCORPORATED                                                                                   290,582
      33,713  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                                                 793,941
         500  DANISCO AS                                                                                                    36,880
      32,583  DEL MONTE FOODS COMPANY                                                                                      286,730
      33,511  DIAGEO PLC                                                                                                   753,033
       7,326  EMBOTELLADORA ANDINA SA                                                                                       21,720
       2,000  EZAKI GLICO COMPANY LIMITED                                                                                   20,789

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
      56,580  FOSTER'S GROUP LIMITED                                                                               $       314,802
       7,633  GENERAL MILLS INCORPORATED                                                                                   459,125
       1,518  GREENE KING PLC                                                                                               25,560
       6,170  GROUPE DANONE                                                                                                543,931
      24,800  GRUPO BIMBO SAB DE CV                                                                                        138,694
      29,700  GRUPO MODELO SA DE CV                                                                                        131,135
       7,800  H.J. HEINZ COMPANY                                                                                           368,940
      24,199  HANSEN NATURAL CORPORATION+                                                                                1,050,479
       1,067  HEINEKEN HOLDING NV                                                                                           59,738
      61,660  HERCULES INCORPORATED                                                                                      1,196,821
       5,889  HERSHEY COMPANY                                                                                              235,030
         473  HITE BREWERY COMPANY LIMITED                                                                                  68,551
      12,530  HORMEL FOODS CORPORATION                                                                                     498,068
       1,800  HOUSE FOODS CORPORATION                                                                                       31,864
       1,031  IAWS GROUP PLC                                                                                                22,323
         360  IAWS GROUP PLC                                                                                                 8,279
       2,834  INBEV NA                                                                                                     248,221
     582,500  INDOFOOD SUKSES MAKMUR TBK PT                                                                                156,970
      16,470  J SAINSBURY PLC                                                                                              148,988
     521,200  JG SUMMIT HOLDINGS                                                                                           119,410
       9,599  JM SMUCKER COMPANY                                                                                           471,599
       1,800  KAGOME COMPANY LIMITED                                                                                        27,636
       1,361  KERRY GROUP PLC                                                                                               39,563
       4,000  KIKKOMAN CORPORATION                                                                                          54,826
      25,000  KIRIN BREWERY COMPANY LIMITED                                                                                393,511
      39,146  KRAFT FOODS INCORPORATED CLASS A<<                                                                         1,352,494
           2  LINDT & SPRUENGLI AG                                                                                          67,291
           9  LINDT & SPRUENGLI AG                                                                                          29,879
       5,266  LION NATHAN LIMITED                                                                                           42,926
          24  LOTTE CHILSUNG BEVERAGE COMPANY LIMITED                                                                       26,888
          38  LOTTE CONFECTIONERY COMPANY LIMITED                                                                           58,826
         836  MARTSON PLC                                                                                                    5,775
      18,374  MCCORMICK & COMPANY INCORPORATED                                                                             702,071
       7,000  MEIJI DAIRIES CORPORATION                                                                                     35,279
       7,000  MEIJI SEIKA KAISHA LIMITED                                                                                    30,806
       5,060  NESTLE SA                                                                                                  2,426,012
           6  NESTLE SA ADR                                                                                                    721
       6,000  NICHIREI CORPORATION                                                                                          25,001
       5,000  NIPPON MEAT PACKERS INCORPORATED                                                                              49,003
       5,000  NISSHIN SEIFUN GROUP INCORPORATED                                                                             49,363
       3,200  NISSIN FOOD PRODUCTS COMPANY LIMITED                                                                         114,044
      24,790  NORTHERN FOODS PLC                                                                                            48,545
       3,883  NORTHUMBRIAN WATER GROUP PLC                                                                                  28,001
         326  NUTRECO HOLDING NV                                                                                            19,864
         179  ORION CORPORATION                                                                                             53,439
      15,686  PARMALAT SPA                                                                                                  60,468
      24,627  PEPSI BOTTLING GROUP INCORPORATED                                                                          1,050,834
      11,065  PEPSIAMERICAS INCORPORATED                                                                                   374,550
      59,223  PEPSICO INCORPORATED                                                                                       4,570,831
       1,122  PERNOD-RICARD                                                                                                248,342
      32,700  PPB GROUP BHD                                                                                                 97,191
       2,800  QP CORPORATION                                                                                                28,626
       8,714  RALCORP HOLDINGS INCORPORATED+                                                                               534,952
      38,100  SAN MIGUEL CORPORATION                                                                                        44,981
         695  SAPUTO INCORPORATED                                                                                           40,375
      18,500  SARA LEE CORPORATION                                                                                         311,355
      11,116  SCOTTISH & NEWCASTLE PLC                                                                                     170,602
      22,076  SMITHFIELD FOODS INCORPORATED+                                                                               663,384
       1,011  SODEXHO ALLIANCE SA                                                                                           63,909
       4,940  TATE & LYLE PLC                                                                                               45,703
     205,000  THAI BEVERAGE PUBLIC COMPANY LIMITED                                                                          35,394
       7,423  TIGER BRANDS LIMITED                                                                                         197,438
      88,000  TINGYI (CAYMAN ISLANDS) HOLDING CORPORATION                                                                  125,683

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FOOD & KINDRED PRODUCTS (continued)
       1,910  TONGAAT-HULETT                                                                                       $        26,384
       2,000  TOYO SUISAN KAISHA LIMITED                                                                                    37,529
      47,915  TYSON FOODS INCORPORATED CLASS A                                                                             714,413
       1,900  UNICHARM PETCARE CORPORATION                                                                                  88,917
      22,009  UNILEVER NV                                                                                                  777,584
      15,957  UNILEVER PLC                                                                                                 585,265
      18,387  VINA CONCHA Y TORO SA                                                                                         40,016
      25,364  WILLIAM MORRISON SUPERMARKETS PLC                                                                            160,872
      88,930  WILMAR INTERNATIONAL LIMITED                                                                                 267,773
       8,000  WM. WRIGLEY JR. COMPANY                                                                                      512,000
       4,800  YAKULT HONSHA COMPANY LIMITED                                                                                117,500
       3,000  YAMAZAKI BAKING COMPANY LIMITED                                                                               30,482

                                                                                                                        32,636,656
                                                                                                                   ---------------
FOOD STORES: 0.54%
       1,581  ALIMENTATION COUCHE TARD INCORPORATED CLASS B                                                                 28,633
     277,000  C.P. SEVEN ELEVEN PCL                                                                                         78,155
       4,000  CAFE DE CORAL HOLDINGS LIMITED                                                                                 8,682
       6,622  CARREFOUR SA                                                                                                 512,574
         557  CASINO GUICHARD PERRACHON SA                                                                                  53,064
         129  COLRUYT SA                                                                                                    28,540
         976  DELHAIZE GROUP                                                                                                84,956
     107,244  DISTRIBUCION Y SERVICIO D&S SA                                                                                59,562
         500  GEORGE WESTON LIMITED                                                                                         27,421
      15,100  JOLLIBEE FOODS CORPORATION                                                                                    17,474
       2,100  KAPPA CREATE COMPANY LIMITED                                                                                  42,335
       3,000  KENTUCKY FRIED CHICKEN (JAPAN) LIMITED                                                                        52,459
         700  KESKO OYJ                                                                                                     40,963
      16,732  KONINKLIJKE AHOLD NV                                                                                         237,685
       1,000  LOBLAW COMPANIES LIMITED                                                                                      33,402
         392  LUMINAR GROUP HOLDINGS PLC                                                                                     4,223
       6,800  MCDONALD'S HOLDINGS COMPANY (JAPAN) LIMITED                                                                  115,052
       2,930  METRO AG                                                                                                     264,859
       3,292  MIGROS TURK TAS                                                                                               58,128
       4,400  MINISTOP COMPANY LIMITED                                                                                      79,395
       5,500  NISSIN HEALTHCARE FOOD SERVICE COMPANY LIMITED                                                                59,893
      10,394  PANERA BREAD COMPANY+<<                                                                                      416,488
       2,000  PLENUS COMPANY LIMITED                                                                                        30,383
      24,000  PRESIDENT CHAIN STORE CORPORATION                                                                             65,092
     158,086  RIPLEY CORPORATION SA                                                                                        199,970
      11,216  SAFEWAY INCORPORATED                                                                                         390,317
      23,780  SEVEN & I HOLDINGS COMPANY LIMITED                                                                           593,885
      15,870  SHOPRITE HOLDINGS LIMTIED                                                                                     94,450
      25,870  STARBUCKS CORPORATION+                                                                                       605,099
     101,044  TESCO PLC                                                                                                    995,067
      18,763  WHOLE FOODS MARKET INCORPORATED<<                                                                            806,997
      33,549  WOOLWORTHS LIMITED                                                                                         1,002,935
       2,300  YAOKO COMPANY LIMITED                                                                                         68,101
          37  YOSHINOYA D&C COMPANY LIMITED                                                                                 62,269

                                                                                                                         7,218,508
                                                                                                                   ---------------
FOOTWEAR: 0.08%
       4,000  ASICS CORPORATION                                                                                             57,454
      25,429  CROCS INCORPORATED+<<                                                                                        992,494

                                                                                                                         1,049,948
                                                                                                                   ---------------
FORESTRY: 0.03%
       8,611  GUNNS LIMITED                                                                                                 28,822
       3,000  SUMITOMO FORESTING                                                                                            21,734

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
FORESTRY (continued)
       5,524  WEYERHAEUSER COMPANY                                                                                 $       404,246

                                                                                                                           454,802
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.37%
       3,110  CERSANIT-KRASNYSTAW SA                                                                                        47,905
      15,337  ETHAN ALLEN INTERIORS INCORPORATED<<                                                                         438,025
      26,267  FURNITURE BRANDS INTERNATIONAL INCORPORATED<<                                                                266,085
       8,435  HERMAN MILLER INCORPORATED                                                                                   231,541
      10,000  HILLENBRAND INDUSTRIES INCORPORATED<<                                                                        538,400
      44,413  HOUSEWARES INTERNATIONAL LIMITED                                                                              86,291
       1,000  ITOKI CORPORATION                                                                                              7,137
       6,625  KINETIC CONCEPTS INCORPORATED+<<                                                                             388,490
      22,728  LA-Z-BOY INCORPORATED<<                                                                                      124,095
      29,451  LEGGETT & PLATT INCORPORATED                                                                                 606,102
       9,578  MASCO CORPORATION<<                                                                                          214,547
      49,619  NEWELL RUBBERMAID INCORPORATED                                                                             1,328,797
       5,775  NOBIA AB                                                                                                      53,774
       1,000  OKAMURA CORPORATION                                                                                            8,928
       4,500  SANGETSU COMPANY LIMITED                                                                                      97,602
      13,453  SELECT COMFORT CORPORATION+<<                                                                                143,140
      21,500  STEELCASE INCORPORATED<<                                                                                     325,295
       2,100  TOKYO STEEL MANUFACTURING COMPANY LIMITED                                                                     26,780

                                                                                                                         4,932,934
                                                                                                                   ---------------
GAS DISTRIBUTION: 0.01%
       2,118  GAZ DE FRANCE                                                                                                118,550
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 1.10%
      29,252  99 CENTS ONLY STORES+<<                                                                                      235,771
         747  ARCANDOR AG                                                                                                   22,556
       2,300  ASKUL CORPORATION                                                                                             54,439
       3,000  BELLUNA COMPANY LIMITED                                                                                       24,380
      33,600  BIG C SUPERCENTER PCL                                                                                         43,430
      14,809  BIG LOTS INCORPORATED+<<                                                                                     276,484
      10,985  BJ'S WHOLESALE CLUB INCORPORATED+<<                                                                          411,388
      26,656  CASEY'S GENERAL STORES INCORPORATED<<                                                                        773,024
       2,100  CAWACHI LIMITED                                                                                               56,131
      50,844  CENCOSUD SA                                                                                                  191,739
       2,900  CIRCLE K SUNKUS COMPANY LIMITED                                                                               42,385
       6,218  COMPAGNIE FINANCIERE RICHEMONT AG                                                                            426,594
       8,453  DAVID JONES LIMITED                                                                                           37,326
       1,100  DON QUIJOTE COMPANY LIMITED                                                                                   23,363
      23,706  DSG INTERNATIONAL PLC                                                                                         54,879
      23,401  FAMILY DOLLAR STORES INCORPORATED<<                                                                          551,094
       3,600  FAMILYMART COMPANY LIMITED                                                                                   106,592
      32,000  FAR EASTERN DEPARTMENT STORES COMPANY LIMITED                                                                 38,088
      26,685  FOOT LOCKER INCORPORATED<<                                                                                   348,239
      18,117  FRED'S INCORPORATED                                                                                          188,779
      42,895  HARVEY NORMAN HOLDINGS LIMITED                                                                               270,861
       3,701  HELLENIC DUTY FREE SHOPS SA                                                                                   67,680
       7,703  HOME RETAIL GROUP                                                                                             54,954
         679  HYUNDAI DEPARTMENT STORE COMPANY LIMITED                                                                      82,926
      24,000  INTIME DEPARTMENT STORE GROUP COMPANY LIMITED+                                                                20,683
       5,000  IZUMIYA COMPANY LIMITED                                                                                       27,269
       3,400  LAWSON INCORPORATED                                                                                          123,926
      11,000  LIFESTYLE INTERNATIONAL HOLDINGS LIMITED                                                                      28,539
       9,957  MACY'S INCORPORATED                                                                                          295,225
      22,393  MARKS & SPENCER GROUP PLC                                                                                    268,633
       1,800  MATSUYA COMPANY LIMITED                                                                                       36,044
      85,355  ORGANIZACION SORIANA SAB DE CV CLASS B                                                                       234,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
GENERAL MERCHANDISE STORES (continued)
      10,882  PACIFIC BRANDS LIMITED                                                                               $        29,985
       1,800  PARCO COMPANY LIMITED                                                                                         23,765
      14,348  PICK'N PAY STORES LIMITED                                                                                     77,380
      22,000  ROBINSON & COMPANY LIMITED                                                                                    65,635
      72,681  SACI FALABELLA                                                                                               394,470
      66,600  SAKS INCORPORATED+<<                                                                                       1,371,960
       2,000  SEARS HOLDINGS CORPORATION+<<                                                                                211,026
         540  SHINSEGAE COMPANY LIMITED                                                                                    426,185
      12,000  SIAM MAKRO PLC                                                                                                34,212
       8,731  SONAE SGPS SA                                                                                                 26,185
      10,421  STEIN MART INCORPORATED                                                                                       56,482
       2,200  SUGI PHARMACY COMPANY LIMITED                                                                                 65,338
       2,400  SUNDRUG COMPANY LIMITED                                                                                       58,966
      28,331  TARGET CORPORATION                                                                                         1,701,560
      15,100  TJX COMPANIES INCORPORATED                                                                                   443,034
      63,328  WAL-MART STORES INCORPORATED                                                                               3,033,411
     332,129  WALMART DE MEXICO SA DE CV SERIES V                                                                        1,190,884
      56,000  WUMART STORES INCORPORATED                                                                                    53,584

                                                                                                                        14,682,243
                                                                                                                   ---------------
HEALTH SERVICES: 1.14%
      22,253  APRIA HEALTHCARE GROUP INCORPORATED+<<                                                                       482,223
      82,500  BANGKOK DUSIT MEDICAL SERVICE PCL THB                                                                         82,872
      27,400  BANGKOK DUSIT MEDICAL SERVICES PCL                                                                            27,523
      57,733  BIOTON SA+                                                                                                    21,764
       6,414  BROOKDALE SENIOR LIVING INCORPORATED<<                                                                       212,303
      47,000  CHINA SHINEWAY PHARMACEUTICAL GROUP LIMITED                                                                   33,804
     702,000  CK LIFE SCIENCES INTERNATIONAL HOLDINGS INCORPORATED+                                                         54,097
       8,594  COVANCE INCORPORATED+<<                                                                                      750,514
      14,245  DAVITA INCORPORATED+<<                                                                                       882,620
      19,503  EDWARDS LIFESCIENCES CORPORATION+<<                                                                          964,423
      24,100  ENZON PHARMACEUTICALS INCORPORATED+<<                                                                        227,986
       2,521  FRESENIUS MEDICAL CARE AG & COMPANY                                                                          140,959
       1,596  GRIFOLS SA                                                                                                    36,914
      38,953  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A                                                           265,270
      16,024  HEALTHSCOPE LIMITED                                                                                           77,126
      26,307  HEALTHSOUTH REHABILITATION CORPORATION+<<                                                                    521,668
      11,262  HEALTHWAYS INCORPORATED+<<                                                                                   657,363
      45,747  HUMAN GENOME SCIENCES INCORPORATED+<<                                                                        476,226
      15,871  LABORATORY CORPORATION OF AMERICA HOLDINGS+<<                                                              1,153,346
      13,023  MAGELLAN HEALTH SERVICES INCORPORATED+<<                                                                     591,895
       9,298  MANOR CARE INCORPORATED+<<                                                                                   600,837
       1,200  MDS INCORPORATED+                                                                                             24,217
      16,927  NAUTILUS INCORPORATED<<                                                                                       97,330
      28,309  NEKTAR THERAPEUTICS+<<                                                                                       188,821
      69,244  NETWORK HEALTHCARE HOLDINGS LIMITED                                                                          118,035
         450  NOVOZYMES A/S CLASS B                                                                                         49,170
      18,224  ODYSSEY HEALTHCARE INCORPORATED+                                                                             182,240
      13,000  PARKWAY HOLDINGS LIMITED                                                                                      34,116
      16,215  PEDIATRIX MEDICAL GROUP INCORPORATED+                                                                      1,048,462
       2,286  PRIMARY HEALTH CARE LIMITED                                                                                   25,034
      17,443  PSYCHIATRIC SOLUTIONS INCORPORATED+<<                                                                        637,193
       1,506  QIAGEN NV+                                                                                                    31,814
       2,412  RAMSAY HEALTH CARE LIMITED                                                                                    23,368
         866  RHOEN KLINIKUM AG                                                                                             27,201
       9,039  ROCHE HOLDING AG                                                                                           1,719,928
      16,994  SIERRA HEALTH SERVICES INCORPORATED+<<                                                                       709,500
       6,055  SONIC HEALTHCARE LIMITED                                                                                      89,463
       2,071  SOUTHERN CROSS HEALTHCARE LIMITED                                                                             24,546
      13,563  SUNRISE SENIOR LIVING INCORPORATED+<<                                                                        425,743
      34,540  SYMBION HEALTH LIMITED                                                                                       123,541
           2  TAKARA BIO INCORPORATED+                                                                                       5,760

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HEALTH SERVICES (continued)
      82,634  TENET HEALTHCARE CORPORATION+                                                                        $       455,313
       6,316  UNIVERSAL HEALTH SERVICES CLASS B                                                                            321,800
         660  VALLOUREC SA                                                                                                 186,631
      17,306  WATSON PHARMACEUTICALS INCORPORATED+<<                                                                       507,239

                                                                                                                        15,318,198
                                                                                                                   ---------------
HEAVY CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION CONTRACTS: 0.45%
         244  ACCIONA SA                                                                                                    82,815
       2,678  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA                                                                   172,265
       2,240  AUTOSTRADA TORINO-MILANO SPA                                                                                  52,301
       5,000  CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED                                                                   19,233
       6,555  CIA DE CONCESSOES RODOVIARIAS                                                                                114,448
       3,950  DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY LIMITED                                                     194,037
         461  FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA                                                                      38,948
       9,500  FOSTER WHEELER LIMITED+                                                                                    1,415,500
      11,308  GRANITE CONSTRUCTION INCORPORATED                                                                            463,854
         591  GRUPO FERROVIAL SA                                                                                            50,623
       1,350  HANJIN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED+                                                    112,995
      16,500  HITACHI ZOSEN CORPORATION+                                                                                    24,502
      11,000  HOPEWELL HIGHWAY INFRASTRUCTURE LIMITED                                                                        9,438
       1,847  HYUNDAI HEAVY INDUSTRIES COMPANY LIMITED                                                                     942,398
      30,393  MCDERMOTT INTERNATIONAL INCORPORATED+                                                                      1,589,554
       1,000  NAMURA SHIPBUILDING COMPANY LIMITED                                                                           15,119
     136,500  PLUS EXPRESSWAYS BHD                                                                                         134,695
       7,140  SAMSUNG HEAVY INDUSTRIES COMPANY LIMITED                                                                     326,712
       4,000  SASEBO HEAVY INDUSTRIES COMPANY LIMITED                                                                       23,435
       7,789  SKANSKA AB                                                                                                   151,454
      14,631  TECHNICAL OLYMPIC SA                                                                                          17,552
       1,336  VINCI SA                                                                                                     106,462
       1,908  VT GROUP PLC                                                                                                  25,282

                                                                                                                         6,083,622
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 4.04%
       4,262  3I GROUP PLC                                                                                                  95,334
      29,030  ABB LIMITED                                                                                                  850,484
         227  ACKERMANS & VAN HAAREN NV                                                                                     23,113
       3,850  AFFILIATED MANAGERS GROUP INCORPORATED+<<                                                                    478,363
         445  AFRICA ISRAEL INVESTMENTS LIMITED                                                                             43,896
       2,560  ALCON INCORPORATED                                                                                           356,198
       9,817  ALEXANDRIA REAL ESTATE EQUITIES INCORPORATED<<                                                               964,324
       6,000  ALLIED GROUP LIMITED                                                                                          35,526
      13,421  AMB PROPERTY CORPORATION                                                                                     820,828
       7,355  ANADOLU EFES BIRACILIK VE MALT SANAYII AS                                                                     78,308
     204,593  ANNALY CAPITAL MANAGEMENT INCORPORATED<<                                                                   3,521,046
      16,201  ANTARCHILE SA                                                                                                355,433
       1,110  ARC ENERGY TRUST                                                                                              21,113
      12,424  ASPEN INSURANCE HOLDINGS LIMITED                                                                             357,811
      14,585  ASPEN PHARMACARE HOLDINGS LIMITED                                                                             77,158
      10,754  AVALONBAY COMMUNITIES INCORPORATED                                                                         1,069,378
       4,828  AYALA CORPORATION CLASS A                                                                                     63,207
      98,518  BABCOCK & BROWN INFRASTRUCTURE GROUP                                                                         139,210
       9,616  BARLOWORLD LIMITED                                                                                           161,105
       6,000  BEIJING ENTERPRISES HOLDINGS LIMITED                                                                          30,093
      32,969  BIOMED REALTY TRUST INCORPORATED<<                                                                           744,440
       4,189  BOSTON PROPERTIES INCORPORATED<<                                                                             412,281
       7,800  BRADESPAR SA                                                                                                 228,426
      15,566  BRE PROPERTIES INCORPORATED                                                                                  693,465
       7,650  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                                                     276,179
       7,109  CAMDEN PROPERTY TRUST                                                                                        374,004
      29,000  CITIC INTERNATIONAL FINANCIAL HOLDINGS LIMITED                                                                18,698

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
       1,302  CLOSE BROTHERS GROUP PLC                                                                             $        24,118
      24,442  COLONIAL PROPERTIES TRUST<<                                                                                  598,585
      27,324  CONNECTEAST GROUP                                                                                             40,661
      15,182  CORPORATE OFFICE PROPERTIES TRUST<<                                                                          548,374
         348  CORPORATION FINANCIERA ALBA                                                                                   26,066
      20,734  COUSINS PROPERTIES INCORPORATED                                                                              492,847
      36,000  DAIWA SECURITIES GROUP INCORPORATED                                                                          360,923
      89,617  DCT INDUSTRIAL TRUST INCORPORATED<<                                                                          904,236
         181  DELEK GROUP LIMITED                                                                                           43,030
      50,211  DIAMONDROCK HOSPITALITY<<                                                                                    869,655
      18,669  DIGITAL REALITY TRUST INCORPORATED<<                                                                         712,409
      19,241  DOGAN SIRKETLER GRUBU HOLDINGS                                                                                37,230
       7,806  DOGAN YAYIN HOLDING+                                                                                          33,638
      22,992  DUKE REALTY CORPORATION                                                                                      604,460
      30,069  EMECO HOLDINGS LIMITED                                                                                        30,672
      19,482  EMPRESAS COPEC SA                                                                                            345,127
       6,941  EQUITY LIFESTYLE PROPERTIES INCORPORATED                                                                     321,993
       7,100  EQUITY RESIDENTIAL<<                                                                                         264,191
       8,374  ESSEX PROPERTY TRUST INCORPORATED<<                                                                          868,719
         345  EURAZEO                                                                                                       49,033
      22,076  EXTERRAN HOLDINGS INCORPORATED+                                                                            1,766,963
      31,106  FELCOR LODGING TRUST INCORPORATED                                                                            544,666
      72,600  FIRST GEN CORPORATION                                                                                         95,895
      32,604  FRANKLIN STREET PROPERTIES CORPORATION<<                                                                     539,596
       1,608  GEA GROUP AG                                                                                                  58,246
     111,500  GENTING BHD                                                                                                  261,807
         145  GIMV NV                                                                                                       10,583
      42,860  GOME ELECTRICAL APPLIANCES HOLDINGS LIMITED                                                                   88,408
       1,000  GREAT EASTERN HOLDINGS LIMITED                                                                                11,740
     106,771  GRUPO CARSO SA DE CV                                                                                         374,910
       2,050  GS HOLDINGS CORPORATION                                                                                      138,425
      86,000  GUANGZHOU INVESTMENT COMPANY LIMITED                                                                          28,056
      16,713  HACI OMER SABANCI HOLDING AS                                                                                  93,203
      36,426  HCP INCORPORATED<<                                                                                         1,218,450
       7,256  HENDERSON GROUP PLC                                                                                           21,444
       5,600  HKR INTERNATIONAL LIMITED                                                                                      5,459
      11,142  HOME PROPERTIES INCORPORATED<<                                                                               503,507
      15,800  HOSPITALITY PROPERTIES TRUST<<                                                                               577,332
      13,400  HOST HOTELS & RESORTS INCORPORATED<<                                                                         257,146
     110,240  HRPT PROPERTIES TRUST<<                                                                                      912,787
       5,189  ICAP PLC                                                                                                      73,557
       3,561  IG GROUP HOLDINGS PLC                                                                                         29,943
      20,681  IMPAC MORTGAGE HOLDINGS INCORPORATED<<                                                                        13,441
       8,852  IMPERIAL HOLDING LIMITED                                                                                     133,853
     109,484  IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA SA DE CV+                                             144,640
       2,000  INDUSTRIVARDEN AB CLASS A                                                                                     37,559
       1,200  INDUSTRIVARDEN AB CLASS C                                                                                     20,939
      11,580  INFRATIL LIMITED                                                                                              24,715
       4,745  INVERCAP SA                                                                                                   46,329
       9,452  INVESCO PLC                                                                                                  121,939
       3,807  INVESTEC PLC                                                                                                  40,739
      68,879  INVESTIMENTOS ITAU SA                                                                                        499,485
       5,321  INVESTOR AB                                                                                                  124,907
       4,600  INVESTOR AB A SHARES                                                                                         105,822
      21,534  ISTAR FINANCIAL INCORPORATED<<                                                                               630,300
       2,492  ISTITUTO FINANZIARIO INDUSTRIALE SPA+                                                                         88,517
      30,000  ITAUSA INVESTIMENTOS ITAU SA                                                                                 292,687
      18,800  J FRONT RETAILING COMPANY LIMITED                                                                            170,717
         600  JAFCO COMPANY LIMITED                                                                                         22,409
       6,868  JARDINE MATHESON HOLDINGS LIMITED                                                                            190,930
      10,840  KILROY REALTY CORPORATION<<                                                                                  605,848
      38,987  KIMCO REALTY CORPORATION                                                                                   1,539,597
       1,586  KKR FINANCIAL CORPORATION<<                                                                                   24,155

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
      33,600  KNM GROUP BHD                                                                                        $        65,412
      13,172  KOC HOLDING AS                                                                                                66,778
      13,376  LASALLE HOTEL PROPERTIES                                                                                     497,587
       5,816  LG CORPORATION                                                                                               495,006
      15,631  LIBERTY PROPERTY TRUST<<                                                                                     489,407
      26,000  LION DIVERSIFIED HOLDINGS BHD                                                                                 14,915
       9,700  MACERICH COMPANY<<                                                                                           753,205
      11,609  MACK-CALI REALTY CORPORATION                                                                                 414,325
      20,271  MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP                                                                 95,777
      76,775  MACQUARIE INFRASTRUCTURE GROUP                                                                               218,328
       3,300  MATSUMOTOKIYOSHI HOLDINGS COMPANY LIMITED                                                                     65,486
      20,400  METROPOLITAN BANK & TRUST COMPANY                                                                             25,753
       7,762  MID-AMERICA APARTMENT COMMUNITIES INCORPORATED<<                                                             374,827
         440  MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED                                                                    4,308
      54,600  MMC CORPORATION BHD                                                                                          140,374
     222,700  MULPHA INTERNATIONAL BHD+                                                                                     97,963
      42,700  MULTI-PURPOSE HOLDINGS BHD                                                                                    26,017
      13,385  MURRAY & ROBERTS HOLDINGS LIMITED                                                                            190,104
      35,652  NATIONAL RETAIL PROPERTIES INCORPORATED<<                                                                    873,117
       1,128  NATIONALE A PORTEFEUILLE                                                                                      83,831
      48,317  NATIONWIDE HEALTH PROPERTIES INCORPORATED<<                                                                1,511,356
      26,958  NEWCASTLE INVESTMENT CORPORATION<<                                                                           350,724
         294  PARGESA HOLDING SA                                                                                            33,020
      36,691  PETROBRAS ENERGIA PARTICIPACIONES SA                                                                         410,939
      31,026  PLUM CREEK TIMBER COMPANY                                                                                  1,438,676
      16,000  PRIVEE INVESTMENT HOLDINGS COMPANY LIMITED                                                                     4,176
       4,766  PUBLIC STORAGE INCORPORATED CLASS D<<                                                                        368,602
      31,466  RAIT FINANCIAL TRUST<<                                                                                       272,181
       1,000  RATOS AB B SHARES                                                                                             28,639
      53,567  REALTY INCORPORATEDOME CORPORATION                                                                         1,526,660
      13,558  REDWOOD TRUST INCORPORATED<<                                                                                 413,926
       9,381  REGENCY CENTERS CORPORATION                                                                                  623,274
      15,908  REMGRO LIMITED                                                                                               481,284
       5,542  RHJ INTERNATIONAL+                                                                                           101,346
         290  SBI HOLDINGS INCORPORATED                                                                                     86,257
       1,267  SCHRODERS PLC                                                                                                 34,879
       9,000  SHANGHAI INDUSTRIAL HOLDINGS LIMITED                                                                          43,578
     249,837  SIME DARBY BHD+                                                                                              816,825
       7,798  SIMON PROPERTY GROUP INCORPORATED<<                                                                          767,713
       8,035  SL GREEN REALTY CORPORATION<<                                                                                834,837
       4,996  SM INVESTMENTS CORPORATION                                                                                    38,248
         163  SOFINA SA                                                                                                     20,317
      20,000  SOFTBANK CORPORATION                                                                                         458,084
         155  SOLVAC SA                                                                                                     27,472
      37,404  STRATEGIC HOTEL & RESORTS INCORPORATED                                                                       684,867
         535  STX CORPORATION                                                                                               56,628
      16,799  SUN HUNG KAI PROPERTIES LIMITED<<                                                                            347,830
       4,109  SUN INTERNATIONAL LIMITED                                                                                     85,748
      30,121  SUNSTONE HOTEL INVESTORS INCORPORATED<<                                                                      698,807
      72,500  SWIRE PACIFIC LIMITED B SHARES                                                                               181,205
       3,970  TAKEFUJI CORPORATION                                                                                         101,648
      17,976  TAUBMAN CENTERS INCORPORATED                                                                                 962,255
          98  THE ISRAEL CORPORATION LIMITED                                                                                98,486
      21,467  THORNBURG MORTGAGE INCORPORATED<<                                                                            228,838
      22,841  UDR INCORPORATED                                                                                             503,187
      34,600  UEM WORLD BHD                                                                                                 38,667
      23,672  VENTAS INCORPORATED                                                                                        1,032,099
      39,549  VIRGIN MEDIA INCORPORATED                                                                                    751,431
         200  VORNADO REALTY TRUST                                                                                          18,000
       3,091  WASHINGTON H SOUL PATTINSON & COMPANY LIMITED                                                                 25,114
      83,640  WATERLAND FINANCIAL HOLDINGS                                                                                  25,796
      13,577  WEINGARTEN REALTY INVESTORS                                                                                  484,020
         297  WENDEL INVESTISSEMENT                                                                                         46,548

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
     104,420  YTL POWER INTERNATIONAL BHD                                                                          $        81,314

                                                                                                                        54,095,060
                                                                                                                   ---------------
HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES: 0.32%
      10,242  BED BATH & BEYOND INCORPORATED+<<                                                                            322,111
      13,550  BEST BUY COMPANY INCORPORATED<<                                                                              691,728
       8,000  BEST DENKI COMPANY LIMITED                                                                                    62,350
      29,721  CIRCUIT CITY STORES INCORPORATED<<                                                                           192,295
       2,714  JB HI-FI LIMITED                                                                                              38,949
       8,526  JD GROUP LIMITED                                                                                              67,657
       1,600  K'S HOLDINGS CORPORATION                                                                                      45,502
       2,200  KOKUYO COMPANY LIMITED                                                                                        19,641
      60,310  MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED                                                             1,213,093
       1,400  NAFCO COMPANY LIMITED                                                                                         27,467
       1,700  NITORI COMPANY LIMITED                                                                                        83,076
      41,777  PIER 1 IMPORTS INCORPORATED+<<                                                                               172,121
       6,700  PIONEER CORPORATION                                                                                           63,132
      23,408  RADIOSHACK CORPORATION<<                                                                                     433,048
       1,900  SHIMANO INCORPORATED                                                                                          71,475
       8,586  THOMSON                                                                                                      133,522
       6,000  TOTO LIMITED                                                                                                  47,788
      16,655  TUESDAY MORNING CORPORATION<<                                                                                123,913
       1,800  XEBIO COMPANY LIMITED                                                                                         57,994
       2,610  YAMADA DENKI COMPANY LIMITED                                                                                 300,896
       6,100  YAMAHA CORPORATION                                                                                           147,401

                                                                                                                         4,315,159
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.34%
       7,505  BOYD GAMING CORPORATION                                                                                      290,594
     629,100  CENTRAL PLAZA HOTEL PCL                                                                                      102,225
       5,169  CHOICE HOTELS INTERNATIONAL INCORPORATED                                                                     179,106
       2,000  FORMOSA INTERNATIONAL HOTELS CORPORATION                                                                      19,404
      13,670  GAYLORD ENTERTAINMENT COMPANY+<<                                                                             574,960
      10,545  HONGKONG & SHANGHAI HOTELS LIMITED                                                                            18,203
         450  IMPERIAL HOTEL LIMITED                                                                                        21,221
       2,867  INTERCONTINENTAL HOTELS GROUP PLC                                                                             55,020
      29,000  KLCC PROPERTY HOLDINGS BHD                                                                                    30,685
       3,953  LAS VEGAS SANDS CORPORATION+<<                                                                               448,270
      11,109  MARRIOTT INTERNATIONAL INCORPORATED CLASS A                                                                  416,588
     304,200  MINOR INTERNATIONAL PCL                                                                                      150,089
       2,794  ORASCOM HOTELS & DEVELOPMENT+                                                                                 39,025
       1,136  ORBIS SA                                                                                                      27,744
      13,929  ORIENT EXPRESS HOTELS LIMITED CLASS A<<                                                                      862,344
      72,000  SHANGRI-LA ASIA LIMITED                                                                                      206,680
     122,533  SINO HOTELS HOLDINGS LIMITED                                                                                  73,967
       8,832  SKY CITY ENTERTAINMENT GROUP LIMITED                                                                          32,247
       7,101  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                                             381,182
       5,316  TUI TRAVEL PLC+                                                                                               30,028
       9,951  VAIL RESORTS INCORPORATED+<<                                                                                 552,380

                                                                                                                         4,511,962
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 5.46%
      16,500  3M COMPANY                                                                                                 1,373,790
     835,000  A-MAX HOLDINGS LIMITED+                                                                                       15,229
      18,306  ACTUANT CORPORATION CLASS A<<                                                                                579,751
      19,951  ADVANTECH COMPANY LIMITED                                                                                     47,370
       1,352  ALSTOM RGPT                                                                                                  302,956
      12,000  AMADA COMPANY LIMITED                                                                                        109,076
         383  ANDRITZ AG                                                                                                    23,645

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      31,588  APPLE INCORPORATED+                                                                                  $     5,755,965
      50,181  APPLIED MATERIALS INCORPORATED                                                                               944,908
       5,712  ASTEC INDUSTRIES INCORPORATED+                                                                               214,543
      19,519  ASYST TECHNOLOGIES INCORPORATED+                                                                              67,145
       6,596  ATLAS COPCO AB CLASS A                                                                                        97,031
       4,242  ATLAS COPCO AB CLASS B                                                                                        58,087
      55,465  AXCELIS TECHNOLOGIES INCORPORATED+<<                                                                         262,904
      11,233  BAKER HUGHES INCORPORATED                                                                                    901,673
      35,400  BENQ CORPORATION                                                                                              36,758
       9,415  BLACK BOX CORPORATION                                                                                        346,472
      25,240  BRIGGS & STRATTON CORPORATION                                                                                575,472
      67,550  BROCADE COMMUNICATIONS SYSTEMS INCORPORATED+                                                                 492,440
      33,409  BROOKS AUTOMATION INCORPORATED+                                                                              448,683
         700  BUCYRUS INTERNATIONAL INCORPORATED                                                                            61,397
      11,496  BUCYRUS INTERNATIONAL INCORPORATED CLASS A<<                                                               1,008,314
         983  BUSINESS OBJECTS SA+                                                                                          59,767
      14,719  CAMERON INTERNATIONAL CORPORATION+                                                                         1,372,252
       3,700  CANON FINETECH INCORPORATED                                                                                   56,009
       1,499  CAP GEMINI SA                                                                                                 87,236
       1,000  CAPCOM COMPANY LIMITED                                                                                        26,999
      20,839  CARLISLE COMPANIES INCORPORATED                                                                              829,601
       6,200  CASIO COMPUTER COMPANY LIMITED                                                                                78,731
      23,400  CATCHER TECHNOLOGY COMPANY LIMITED                                                                           143,974
     138,000  CHEN HSONG HOLDINGS                                                                                           85,785
      17,600  CHICONY ELECTRONICS COMPANY LIMITED                                                                           32,405
       2,400  CKD CORPORATION                                                                                               18,273
       1,477  CRANE GROUP LIMITED                                                                                           21,718
      12,681  CUMMINS INCORPORATED                                                                                       1,482,409
       8,000  DAIHEN CORPORATION                                                                                            44,854
       1,169  DASSAULT SYSTEMES SA                                                                                          68,596
       5,653  DEERE & COMPANY                                                                                              971,185
      73,688  DELL INCORPORATED+                                                                                         1,808,304
      72,650  DELTA ELECTRONICS INCORPORATED                                                                               249,958
         700  DISCO CORPORATION                                                                                             41,138
      23,419  DONALDSON COMPANY INCORPORATED                                                                             1,095,541
       1,804  DOOSAN HEAVY INDUSTRIES AND CONSTRUCTION COMPANY LIMITED                                                     274,179
       3,870  DOOSAN INFRACORE COMPANY LIMITED                                                                             136,961
         551  DRESSER RAND GROUP INCORPORATED+                                                                              19,616
      26,000  EATON CORPORATION                                                                                          2,322,060
      16,000  EBARA CORPORATION+                                                                                            57,598
      76,420  EMC CORPORATION                                                                                            1,472,613
      43,793  EMULEX CORPORATION+                                                                                          733,533
      59,100  ENTEGRIS INCORPORATED+<<                                                                                     511,806
       7,692  FLOWSERVE CORPORATION                                                                                        723,740
      17,543  FMC TECHNOLOGIES INCORPORATED+<<                                                                             975,040
      90,000  FONG'S INDUSTRIES COMPANY LIMITED                                                                             54,907
      27,600  FOXCONN TECHNOLOGY COMPANY LIMITED                                                                           269,481
      13,000  FUJI HEAVY INDUSTRIES LIMITED                                                                                 64,348
       1,600  FUJI MACHINE MANUFACTURING COMPANY LIMITED                                                                    38,591
      59,000  FUJITSU LIMITED                                                                                              412,573
      19,888  GAMESTOP CORPORATION CLASS A+                                                                              1,142,566
      17,473  GARDNER DENVER INCORPORATED+                                                                                 578,531
      17,297  GRANT PRIDECO INCORPORATED+<<                                                                                831,986
      95,815  HEWLETT-PACKARD COMPANY                                                                                    4,901,895
       3,200  HEXAGON AB                                                                                                    72,614
      20,900  HIGH TECH COMPUTER CORPORATION                                                                               388,045
       3,200  HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED                                                               114,332
       5,000  HITACHI KOKI COMPANY LIMITED                                                                                  81,447
      94,000  HITACHI LIMITED                                                                                              658,165
     198,000  HON HAI PRECISION INDUSTRY COMPANY LIMITED                                                                 1,264,274
       4,000  HOSOKAWA MICRON CORPORATION                                                                                   33,299
      26,947  IDEX CORPORATION<<                                                                                           962,008
       1,249  INDRA SISTEMAS SA                                                                                             34,078

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
       7,272  INGERSOLL-RAND COMPANY LIMITED CLASS A                                                               $       375,526
      14,755  INTERMEC INCORPORATED+<<                                                                                     316,790
      33,946  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                                3,570,440
     100,800  INVENTEC COMPANY LIMITED                                                                                      56,240
         700  ITOCHU TECHNO-SCIENCE CORPORATION                                                                             24,947
      22,500  JOHNSON ELECTRIC HOLDINGS LIMITED                                                                             10,114
      14,804  JOY GLOBAL INCORPORATED                                                                                      858,632
       8,747  KAYDON CORPORATION                                                                                           442,686
      12,904  KENNAMETAL INCORPORATED<<                                                                                  1,007,157
       5,000  KITZ CORPORATION                                                                                              30,419
      25,900  KOMATSU LIMITED                                                                                              780,858
       2,200  KONAMI CORPORATION                                                                                            65,140
      28,865  KUBOTA CORPORATION                                                                                           213,016
      29,598  KULICKE & SOFFA INDUSTRIES INCORPORATED+<<                                                                   209,554
      16,848  LAM RESEARCH CORPORATION+<<                                                                                  772,481
      13,079  LARSEN & TOUBRO LIMITED                                                                                    1,356,946
      74,000  LENOVO GROUP LIMITED                                                                                          65,675
       5,490  LG PHILLIPS LCD COMPANY LIMITED+                                                                             308,725
     160,390  LITE-ON TECHNOLOGY CORPORATION                                                                               277,408
       3,810  LOGITECH INTERNATIONAL SA+                                                                                   129,585
       2,000  MAKINO MILLING MACHINE COMPANY LIMITED                                                                        14,885
       1,767  MAN AG                                                                                                       284,354
      16,996  MANITOWOC COMPANY INCORPORATED                                                                               745,275
       1,000  MARUYAMA MANUFACTURING COMPANY INCORPORATED                                                                    2,646
         800  MEITEC CORPORATION                                                                                            26,711
       2,000  MELCO HOLDINGS INCORPORATED                                                                                   34,721
       2,085  METSO OYJ                                                                                                    113,134
      13,550  MICROS SYSTEMS INCORPORATED+<<                                                                               977,497
       1,500  MISUMI GROUP INCORPORATED                                                                                     26,027
       4,996  MISYS PLC                                                                                                     20,645
      23,743  MITAC INTERNATIONAL CORPORATION                                                                               26,420
      57,000  MITSUBISHI ELECTRIC CORPORATION                                                                              651,487
       6,300  MITSUI HIGH-TEC INCORPORATED                                                                                  67,074
       3,000  MIURA COMPANY LIMITED                                                                                         72,222
      16,126  MODINE MANUFACTURING COMPANY                                                                                 327,035
       3,400  MORI SEIKI COMPANY LIMITED                                                                                    71,448
       4,000  NABTESCO CORPORATION                                                                                          62,098
       5,000  NACHI-FUJIKOSHI CORPORATION                                                                                   21,014
      12,904  NATIONAL OILWELL VARCO INCORPORATED+                                                                         879,408
         601  NCSOFT CORPORATION+                                                                                           32,198
         149  NEC CORPORATION                                                                                                  697
         897  NEOPOST SA                                                                                                    95,795
         900  NETUREN COMPANY LIMITED                                                                                       11,178
       4,700  NOMURA RESEARCH INSTITUTE LIMITED                                                                            166,233
      10,215  NORDSON CORPORATION                                                                                          539,352
         150  OBIC COMPANY LIMITED                                                                                          28,498
       7,000  OKAYA & COMPANY LIMITED                                                                                       85,740
         600  ORACLE CORPORATION JAPAN                                                                                      26,999
       3,095  ORMAT INDUSTRIES                                                                                              49,874
         400  OTSUKA CORPORATION                                                                                            35,603
         402  OUTOTEC OYJ                                                                                                   25,465
      20,586  PALL CORPORATION                                                                                             787,415
      51,469  PALM INCORPORATED+<<                                                                                         358,739
      23,400  PARKER HANNIFIN CORPORATION                                                                                1,858,662
      16,744  PENTAIR INCORPORATED                                                                                         567,956
       5,200  PITNEY BOWES INCORPORATED                                                                                    200,200
         588  PRAKTIKER BAU- UND HEIMWERKERMAERKTE AG                                                                       17,935
     101,722  QUANTUM CORPORATION+<<                                                                                       322,459
       3,700  RISO KAGAKU CORPORATION                                                                                       63,301
      52,000  RITEK CORPORATION+                                                                                            12,733
       8,000  RYOBI LIMITED                                                                                                 53,710
      13,109  SAGE GROUP PLC                                                                                                58,147
       8,538  SANDISK CORPORATION+<<                                                                                       319,663

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
      15,000  SANYO ELECTRIC COMPANY LIMITED+                                                                      $        28,754
       8,959  SCIENTIFIC GAMES CORPORATION CLASS A+<<                                                                      290,182
         668  SHAW INDUSTRIES LIMITED CLASS A                                                                               22,533
       2,500  SHIMA SEIKI MANUFACTURING LIMITED                                                                            122,621
       3,360  SIMS GROUP LIMITED                                                                                            80,564
       4,176  SKF AB                                                                                                        73,685
       1,700  SMC CORPORATION                                                                                              196,139
      27,011  SMITH INTERNATIONAL INCORPORATED                                                                           1,694,130
       5,000  STANLEY ELECTRIC COMPANY LIMITED                                                                             122,396
      14,030  STANLEY WORKS                                                                                                731,665
          75  SULZER AG                                                                                                    113,108
      14,000  SUMITOMO HEAVY INDUSTRIES LIMITED                                                                            150,439
       2,000  TADANO LIMITED                                                                                                23,057
       3,400  TDK CORPORATION                                                                                              240,814
      24,085  TERADATA CORPORATION+                                                                                        625,247
      13,968  TEREX CORPORATION+                                                                                           900,238
       3,300  THK COMPANY LIMITED                                                                                           60,140
         760  TIETOENATOR OYJ                                                                                               16,311
      13,086  TIMKEN COMPANY                                                                                               417,313
      12,000  TORI HOLDINGS COMPANY LIMITED                                                                                  1,944
      13,265  TORO COMPANY<<                                                                                               738,197
      85,000  TOSHIBA CORPORATION                                                                                          690,006
       3,500  TREND MICRO INCORPORATED                                                                                     140,800
      11,000  TSUBAKIMOTO CHAIN COMPANY                                                                                     69,892
      16,976  VARIAN MEDICAL SYSTEMS INCORPORATED+                                                                         848,121
       8,551  VERIFONE HOLDINGS INCORPORATED+<<                                                                            410,705
       7,540  WATSCO INCORPORATED<<                                                                                        273,325
       2,076  WEIR GROUP PLC                                                                                                33,398
      38,755  WESTERN DIGITAL CORPORATION+                                                                               1,070,801
         317  WINCOR NIXDORF AG                                                                                             27,278
      48,755  WISTRON CORPORATION                                                                                           84,327
       1,113  ZARDOYA-OTIS SA                                                                                               35,464
       8,638  ZEBRA TECHNOLOGIES CORPORATION+                                                                              333,168

                                                                                                                        73,110,384
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.55%
       6,012  AON CORPORATION                                                                                              300,420
      16,244  ARTHUR J. GALLAGHER & COMPANY<<                                                                              426,892
         530  BALOISE HOLDING AG                                                                                            51,149
     343,000  CATHAY FINANCIAL HOLDING COMPANY LIMITED                                                                     769,735
         402  CNP ASSURANCES                                                                                                49,977
         438  HAREL INSURANCE INVESTMENTS & FINANCES LIMITED                                                                25,489
      12,230  HILB ROGAL & HOBBS COMPANY                                                                                   522,833
      22,459  HUMANA INCORPORATED+                                                                                       1,730,017
      13,709  MARSH & MCLENNAN COMPANIES INCORPORATED<<                                                                    344,370
       3,200  MATSUI SECURITIES COMPANY LIMITED                                                                             26,293
      12,079  NATIONAL FINANCIAL PARTNERS CORPORATION<<                                                                    548,387
      29,469  STANDARD LIFE PLC                                                                                            159,038
      10,000  TOKYO TATEMONO COMPANY LIMITED                                                                               117,176
      64,153  UNUM GROUP                                                                                                 1,593,561
      17,781  WILLIS GROUP HOLDINGS LIMITED                                                                                710,173

                                                                                                                         7,375,510
                                                                                                                   ---------------
INSURANCE CARRIERS: 4.48%
       8,068  ACE LIMITED                                                                                                  482,708
       1,991  ADMIRAL GROUP PLC                                                                                             42,612
      19,019  AEGON NV                                                                                                     339,729
      18,794  AETNA INCORPORATED                                                                                         1,050,209
      10,000  AIOI INSURANCE COMPANY LIMITED                                                                                55,348
       4,510  AKSIGORTA AS                                                                                                  28,009

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
       4,966  ALLEANZA ASSICURAZIONI SPA                                                                           $        65,494
         631  ALLEGHANY CORPORATION+                                                                                       258,079
       5,764  ALLIANZ AG                                                                                                 1,188,975
           5  ALLIANZ AG ADR                                                                                                   103
       5,147  ALLIED WORLD ASSURANCE HOLDINGS                                                                              238,203
      14,727  ALLSTATE CORPORATION                                                                                         752,844
      17,049  AMBAC FINANCIAL GROUP INCORPORATED<<                                                                         464,244
      11,546  AMERICAN FINANCIAL GROUP INCORPORATED<<                                                                      337,374
      56,109  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                                  3,261,616
       2,793  AMERICAN NATIONAL INSURANCE COMPANY                                                                          333,903
      17,455  AMERIGROUP CORPORATION+                                                                                      599,928
       5,473  AMLIN PLC                                                                                                     34,741
      53,244  AMP LIMITED                                                                                                  476,808
       8,152  ARCH CAPITAL GROUP LIMITED+<<                                                                                568,847
      15,177  ASSICURAZIONI GENERALI SPA                                                                                   696,070
      17,696  ASSURANT INCORPORATED                                                                                      1,157,849
       7,527  ASSURED GUARANTY LIMITED                                                                                     169,884
      31,814  AVIVA PLC                                                                                                    446,076
      21,373  AXA ASIA PACIFIC HOLDINGS LIMITED                                                                            150,816
      23,091  AXA SA                                                                                                       943,503
      24,927  AXIS CAPITAL HOLDINGS LIMITED                                                                                950,716
       3,585  BRIT INSURANCE HOLDINGS PLC                                                                                   18,905
       2,598  CATLIN GROUP LIMITED                                                                                          22,420
      12,000  CHINA INSURANCE INTERNATIONAL HOLDINGS COMPANY LIMITED+                                                       32,212
     263,000  CHINA LIFE INSURANCE COMPANY LIMITED CLASS H                                                               1,432,221
       9,836  CHUBB CORPORATION                                                                                            536,554
       7,280  CIGNA CORPORATION                                                                                            390,281
      28,634  CINCINNATI FINANCIAL CORPORATION<<                                                                         1,144,787
      30,457  COMMERCE GROUP INCORPORATED                                                                                1,094,929
      32,178  CONSECO INCORPORATED+                                                                                        413,166
      18,724  DISCOVERY HOLDINGS LIMITED                                                                                    76,738
         540  DONGBU INSURANCE COMPANY LIMITED                                                                              27,377
       9,464  ENDURANCE SPECIALTY HOLDINGS LIMITED                                                                         382,251
       7,984  ERIE INDEMNITY COMPANY                                                                                       413,092
         155  EULER HERMES SA                                                                                               19,476
      11,217  EVEREST REINSURANCE GROUP LIMITED                                                                          1,177,000
         200  FAIRFAX FINANCIAL HOLDINGS LIMITED                                                                            58,001
      37,461  FIDELITY NATIONAL TITLE GROUP INCORPORATED                                                                   585,141
      14,265  FIRST AMERICAN CORPORATION                                                                                   487,578
       1,309  FONDIARIA-SAI SPA                                                                                             39,258
      39,449  FREMONT GENERAL CORPORATION+<<                                                                                99,017
      29,869  FRIENDS PROVIDENT PLC                                                                                         96,227
       6,000  FUJI FIRE & MARINE INSURANCE COMPANY LIMITED                                                                  19,169
      10,178  GENWORTH FINANCIAL INCORPORATED                                                                              267,071
       3,500  GREAT-WEST LIFECO INCORPORATED                                                                               124,326
         653  HANNOVER RUECKVERSICHERUNG AG                                                                                 31,000
       7,482  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                                                               713,184
      18,925  HCC INSURANCE HOLDINGS INCORPORATED                                                                          581,755
      15,099  HEALTH NET INCORPORATED+                                                                                     733,509
      21,558  HORACE MANN EDUCATORS CORPORATION                                                                            421,674
         795  INDUSTRIAL ALLIANCE INSURANCE AND FINANCIAL SERVICES INCORPORATED                                             34,067
      46,276  INSURANCE AUSTRALIA GROUP LIMITED                                                                            182,274
      10,982  IPC HOLDINGS LIMITED                                                                                         324,628
       3,330  KOREA REINSURANCE COMPANY                                                                                     47,538
      84,788  LEGAL & GENERAL GROUP PLC                                                                                    226,090
       5,960  LIBERTY GROUP LIMITED                                                                                         77,949
         902  LIBERTY HOLDINGS LIMITED                                                                                      30,313
       6,960  LINCOLN NATIONAL CORPORATION                                                                                 428,505
      11,382  LOEWS CORPORATION                                                                                            543,946
      19,800  MANULIFE FINANCIAL CORPORATION                                                                               821,741
       6,201  MAPFRE SA                                                                                                     28,304
       1,319  MARKEL CORPORATION+                                                                                          635,956
      21,105  MBIA INCORPORATED<<                                                                                          770,544

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
       2,596  MEDIOLANUM SPA                                                                                       $        18,790
       4,766  MERCURY GENERAL CORPORATION<<                                                                                247,308
       1,194  MERITZ FIRE MARINE INSURANCE                                                                                  14,906
      11,220  METLIFE INCORPORATED                                                                                         735,920
      13,339  MGIC INVESTMENT CORPORATION<<                                                                                313,733
      10,534  MILANO ASSICURAZIONI SPA                                                                                      77,400
      23,000  MILLEA HOLDINGS INCORPORATED                                                                                 805,202
      40,000  MITSUI SUMITOMO INSURANCE COMPANY LIMITED                                                                    433,785
      16,548  MONTPELIER RE HOLDINGS LIMITED                                                                               286,611
       2,847  MUENCHENER RUECKVERSICHERUNGS-GESELLSCHAFT AG                                                                518,628
         226  MUTUAL & FEDERAL INSURANCE COMPANY LIMITED                                                                       894
      27,363  NATIONWIDE FINANCIAL SERVICES                                                                              1,224,768
      23,000  NIPPONKOA INSURANCE COMPANY LIMITED                                                                          219,412
       5,000  NISSAY DOWA GENERAL INSURANCE COMPANY LIMITED                                                                 25,604
      73,651  OLD MUTUAL PLC                                                                                               255,295
      39,385  OLD REPUBLIC INTERNATIONAL CORPORATION                                                                       591,169
       9,562  PARTNERRE LIMITED                                                                                            789,534
      19,965  PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+                                                               850,110
      54,332  PHOENIX COMPANIES INCORPORATED                                                                               653,071
     120,000  PICC PROPERTY & CASUALTY COMPANY LIMITED                                                                     185,257
      50,000  PING AN INSURANCE GROUP COMPANY OF CHINA LIMITED                                                             551,956
      31,404  PLATINUM UNDERWRITERS HOLDINGS LIMITED                                                                     1,140,593
      15,877  PMI GROUP INCORPORATED<<                                                                                     210,053
       4,300  POWER CORPORATION OF CANADA                                                                                  174,030
       3,100  POWER FINANCIAL CORPORATION                                                                                  128,780
       6,707  PRINCIPAL FINANCIAL GROUP INCORPORATED                                                                       439,241
      10,279  PROASSURANCE CORPORATION+<<                                                                                  563,700
      11,869  PROTECTIVE LIFE CORPORATION                                                                                  491,139
      11,462  PRUDENTIAL FINANCIAL INCORPORATED                                                                          1,079,033
      29,948  PRUDENTIAL PLC                                                                                               418,065
      24,414  QBE INSURANCE GROUP LIMITED                                                                                  699,015
      14,813  RADIAN GROUP INCORPORATED<<                                                                                  167,979
       4,930  REINSURANCE GROUP OF AMERICA INCORPORATED                                                                    266,762
      11,321  RENAISSANCERE HOLDINGS LIMITED                                                                               669,184
       6,570  RESOLUTION PLC                                                                                                95,632
       6,745  RLI CORPORATION                                                                                              402,204
      43,952  ROYAL & SUN ALLIANCE INSURANCE GROUP PLC                                                                     134,187
      18,109  SAFECO CORPORATION                                                                                         1,045,070
       1,588  SAMSUNG FIRE & MARINE INSURANCE COMPANY LIMITED                                                              394,780
      90,499  SANLAM LIMITED                                                                                               310,928
           1  SANTAM LIMITED+                                                                                                    9
       1,686  SCOR REGROUPE                                                                                                 43,806
      26,759  SELECTIVE INSURANCE GROUP INCORPORATED                                                                       631,245
         515  SOCIETA CATTOLICA DI ASSICURAZIONI SCRL                                                                       28,118
      28,000  SOMPO JAPAN INSURANCE INCORPORATED                                                                           270,135
           1  STANCORP FINANCIAL GROUP INCORPORATED                                                                             29
       5,200  STOREBRAND ASA                                                                                                58,122
       7,600  SUN LIFE FINANCIAL INCORPORATED                                                                              400,388
         455  SWISS LIFE HOLDING                                                                                           127,756
       4,591  SWISS REINSURANCE                                                                                            340,307
       7,000  T&D HOLDINGS INCORPORATED                                                                                    403,816
      16,227  THE TRAVELERS COMPANIES INCORPORATED                                                                         861,816
         200  TOPDANMARK AS+                                                                                                29,935
      16,244  TORCHMARK CORPORATION                                                                                      1,001,930
       7,013  UNIPOL SPA                                                                                                    27,188
      48,702  UNITEDHEALTH GROUP INCORPORATED                                                                            2,678,610
       8,220  UNITRIN INCORPORATED                                                                                         380,257
      28,770  W.R. BERKLEY CORPORATION                                                                                     879,787
       4,971  WELLCARE HEALTH PLANS INCORPORATED+<<                                                                        193,422
      14,900  WELLPOINT INCORPORATED+                                                                                    1,254,729
       1,078  WHITE MOUNTAIN INSURANCE GROUP LIMITED                                                                       555,170
       3,644  XL CAPITAL LIMITED CLASS A                                                                                   213,283
      30,412  YAPI VE KREDI BANKASI AS                                                                                     113,065

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
INSURANCE CARRIERS (continued)
      18,841  ZENITH NATIONAL INSURANCE CORPORATION<<                                                              $       791,887
      12,540  ZURICH FINANCIAL SERVICES AG                                                                                 365,688

                                                                                                                        59,965,088
                                                                                                                   ---------------
INTERNET SOFTWARE: 0.00%
         732  FREENET AG                                                                                                    17,166
                                                                                                                   ---------------
INVESTMENTS & MISCELLANEOUS FINANCIAL SERVICES: 0.02%
     750,000  ABOITIZ EQUITY VENTURES INCORPORATED                                                                         119,229
       1,138  GROUPE BRUXELLES LAMBERT SA                                                                                  144,741
         606  TULLETT PREBON PLC                                                                                             5,912

                                                                                                                           269,882
                                                                                                                   ---------------
JUSTICE, PUBLIC ORDER & SAFETY: 0.09%
      40,900  CORRECTIONS CORPORATION OF AMERICA+<<                                                                      1,247,859
                                                                                                                   ---------------
LEATHER & LEATHER PRODUCTS: 0.06%
       1,109  BROWN SHOE COMPANY INCORPORATED                                                                               18,820
      13,586  COACH INCORPORATED+                                                                                          504,584
       7,800  GENESCO INCORPORATED+<<                                                                                      241,800

                                                                                                                           765,204
                                                                                                                   ---------------
LEGAL SERVICES: 0.12%
      14,291  FTI CONSULTING INCORPORATED+<<                                                                               814,587
       3,192  PRE-PAID LEGAL SERVICES INCORPORATED+                                                                        159,632
      13,296  RAYONIER INCORPORATED                                                                                        616,668

                                                                                                                         1,590,887
                                                                                                                   ---------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.01%
          16  AP MOLLER-MAERSK AS                                                                                          190,519
                                                                                                                   ---------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE: 0.03%
       2,487  BABCOCK INTERNATIONAL GROUP                                                                                   30,167
      17,995  LOUISIANA-PACIFIC CORPORATION                                                                                276,763
       1,466  SINO-FOREST CORPORATION+                                                                                      32,254
     120,930  TERRANOVA SA                                                                                                  23,902

                                                                                                                           363,086
                                                                                                                   ---------------
MACHINERY: 0.03%
       3,500  DAIFUKU COMPANY LIMITED                                                                                       48,855
           1  HUSQVARNA AB                                                                                                       8
       9,139  HUSQVARNA AB B SHARES                                                                                         97,970
       9,000  JAPAN STEEL WORKS                                                                                            131,134
       4,000  OKUMA CORPORATION                                                                                             45,790
       3,400  OSG CORPORATION                                                                                               37,790
         359  RHEINMETALL BERLIN                                                                                            29,648
       2,589  SEVAN MARINE ASA                                                                                              34,889

                                                                                                                           426,084
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 3.23%
       2,200  A&D COMPANY LIMITED                                                                                           21,581
       7,247  ADVANCED MEDICAL OPTICS INCORPORATED+<<                                                                      182,769
       8,596  AFFYMETRIX INCORPORATED+<<                                                                                   179,227
       2,819  AGFA-GEVAERT NV                                                                                               31,178
      13,863  AGILENT TECHNOLOGIES INCORPORATED+                                                                           524,437

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
         900  ALFA LAVAL AB                                                                                        $        58,029
      10,504  ALLERGAN INCORPORATED                                                                                        704,188
         708  ALTANA AG                                                                                                     17,608
      22,251  AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+<<                                                            304,171
      32,546  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                                               1,111,771
       9,217  ARTHROCARE CORPORATION+<<                                                                                    498,916
       9,810  BAYER AG                                                                                                     808,566
       8,454  BECKMAN COULTER INCORPORATED                                                                                 597,951
       8,082  BECTON DICKINSON & COMPANY                                                                                   668,624
         123  BEKAERT SA                                                                                                    17,014
       6,118  BIO-RAD LABORATORIES INCORPORATED+                                                                           617,367
      47,953  BOSTON SCIENTIFIC CORPORATION+                                                                               605,646
       2,298  COCHLEAR LIMITED                                                                                             153,043
      10,683  COHERENT INCORPORATED+                                                                                       307,350
       1,123  COLOPLAST AS CLASS B                                                                                         104,641
         157  COMPAGNIE GENERALE DE GEOPHYSIQUE - VERITAS                                                                   47,099
       2,700  COSEL COMPANY LIMITED                                                                                         36,983
      14,194  CR BARD INCORPORATED                                                                                       1,199,819
       8,397  DANAHER CORPORATION                                                                                          729,028
      19,142  DENTSPLY INTERNATIONAL INCORPORATED                                                                          818,895
      13,703  DRS TECHNOLOGIES INCORPORATED                                                                                811,355
      50,902  EASTMAN KODAK COMPANY<<                                                                                    1,195,179
      12,210  ENERGY CONVERSION DEVICES INCORPORATED+<<                                                                    315,873
       7,997  ESCO TECHNOLOGIES INCORPORATED+<<                                                                            295,729
       3,600  ESPEC CORPORATION                                                                                             24,494
       2,817  ESSILOR INTERNATIONAL SA CIE GENERALE D'OPTIQUE                                                              176,508
       9,212  ESTERLINE TECHNOLOGIES CORPORATION+<<                                                                        481,051
      10,735  FISHER & PAYKEL HEALTHCARE CORPORATION                                                                        25,776
      22,212  FLIR SYSTEMS INCORPORATED+<<                                                                               1,526,631
      14,777  FORMFACTOR INCORPORATED+                                                                                     560,639
         801  FRESENIUS AG                                                                                                  66,278
      13,700  FUJIFILM HOLDINGS CORPORATION                                                                                604,149
      10,000  FUJIKURA LIMITED                                                                                              49,318
      15,000  FURUKAWA ELECTRIC COMPANY LIMITED                                                                             64,393
      17,270  GARMIN LIMITED<<                                                                                           1,853,935
       2,000  GETINGE AB                                                                                                    50,392
       8,828  HAEMONETICS CORPORATION+<<                                                                                   512,112
      20,000  HITACHI CABLE LIMITED                                                                                        128,695
      38,422  HOLOGIC INCORPORATED+<<                                                                                    2,550,837
      12,200  HOYA CORPORATION                                                                                             423,813
       5,104  INTUITIVE SURGICAL INCORPORATED+                                                                           1,672,479
      10,010  ITRON INCORPORATED+<<                                                                                        776,276
      15,000  KONICA MINOLTA HOLDINGS INCORPORATED                                                                         283,490
       4,080  LARGAN PRECISION COMPANY LIMITED                                                                              52,420
       1,393  LUXOTTICA GROUP SPA                                                                                           46,464
      41,623  MEDTRONIC INCORPORATED                                                                                     2,116,530
      11,267  MENTOR CORPORATION<<                                                                                         423,527
       5,061  METTLER-TOLEDO INTERNATIONAL INCORPORATED+<<                                                                 588,898
       6,891  MILLIPORE CORPORATION+<<                                                                                     564,235
       7,600  MINE SAFETY APPLIANCES COMPANY                                                                               372,476
       3,000  MOCHIDA PHARMACEUTICAL COMPANY LIMITED                                                                        30,158
      19,487  NATIONAL INSTRUMENTS CORPORATION                                                                             650,281
       9,900  NEWPORT CORPORATION+<<                                                                                       131,274
       1,500  NIHON KOHDEN CORPORATION                                                                                      35,706
      11,000  NIKON CORPORATION                                                                                            341,538
       1,000  NIPRO CORPORATION                                                                                             19,259
       5,932  OLYMPUS CORPORATION ADR                                                                                      242,788
      20,332  ORBOTECH LIMITED+                                                                                            312,503
         951  ORION OYJ                                                                                                     22,469
       5,000  OSAKI ELECTRIC COMPANY LIMITED                                                                                25,649
      69,000  OSIM INTERNATIONAL LIMITED                                                                                    32,165
       3,500  PARIS MIKI INCORPORATED                                                                                       46,146
         459  PHONAK HOLDING AG                                                                                             49,039

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (continued)
      10,367  RESMED INCORPORATED+<<                                                                               $       474,809
       9,309  RESPIRONICS INCORPORATED+                                                                                    458,561
       5,151  ROCKWELL AUTOMATION INCORPORATED                                                                             349,701
      11,971  ROPER INDUSTRIES INCORPORATED<<                                                                              759,560
       6,000  SHIMADZU CORPORAION                                                                                           59,398
       2,276  SILEX SYSTEMS LIMITED+                                                                                        14,372
      12,506  ST. JUDE MEDICAL INCORPORATED+                                                                               497,114
      34,002  STERIS CORPORATION                                                                                           950,696
          84  STRAUMANN HOLDING AG                                                                                          23,734
      11,008  STRYKER CORPORATION<<                                                                                        799,511
      21,200  SUMITOMO ELECTRIC INDUSTRIES LIMITED                                                                         326,257
       2,100  SUZUKEN COMPANY LIMITED                                                                                       69,172
         533  SYNTHES INCORPORATED                                                                                          66,593
       8,000  TAISHO PHARMACEUTICAL COMPANY LIMITED                                                                        156,595
      12,511  TECHNE CORPORATION+                                                                                          815,092
      10,886  TELEDYNE TECHNOLOGIES INCORPORATED+<<                                                                        590,239
      30,008  TERADYNE INCORPORATED+                                                                                       326,787
       5,800  TERUMO CORPORATION                                                                                           293,354
       1,200  TGS NOPEC GEOPHYSICAL COMPANY ASA+                                                                            16,485
       1,200  TOA MEDICAL ELECTRONICS COMPANY                                                                               52,378
       1,400  TOPCON CORPORATION                                                                                            17,375
      40,349  TRIMBLE NAVIGATION LIMITED+                                                                                1,495,737
       3,300  USHIO INCORPORATED                                                                                            71,129
      10,214  VARIAN INCORPORATED+                                                                                         715,491
      10,804  VENTANA MEDICAL SYSTEMS INCORPORATED+                                                                        959,611
       2,191  VESTAS WIND SYSTEMS AS                                                                                       208,026
      13,465  WATERS CORPORATION+                                                                                        1,050,809
         196  WILLIAM DEMANT HOLDING+                                                                                       17,687
       4,100  YAMATAKE CORPORATION                                                                                         115,493
       8,355  ZIMMER HOLDINGS INCORPORATED+                                                                                540,819

                                                                                                                        43,191,413
                                                                                                                   ---------------
MEDIA: 0.00%
         560  MODERN TIMES GROUP MTG B SHARES                                                                               36,633
                                                                                                                   ---------------
MEDICAL EQUIPMENT & SUPPLIES: 0.03%
      16,333  INVACARE CORPORATION                                                                                         424,658
                                                                                                                   ---------------
MEDICAL MANAGEMENT SERVICES: 0.10%
     281,100  BANGKOK CHAIN HOSPITAL PCL                                                                                    66,854
      21,157  COVENTRY HEALTH CARE INCORPORATED+                                                                         1,224,567

                                                                                                                         1,291,421
                                                                                                                   ---------------
MEDICAL PRODUCTS: 0.19%
      23,600  BAXTER INTERNATIONAL INCORPORATED                                                                          1,412,932
      17,896  ILLUMINA INCORPORATED+<<                                                                                   1,034,210
         269  ROCHE HOLDINGS AG - BEARER SHARES                                                                             56,292

                                                                                                                         2,503,434
                                                                                                                   ---------------
METAL MINING: 1.22%
       2,931  ACCOR SA                                                                                                     248,056
       3,611  AFRICAN RAINBOW MINERALS LIMITED                                                                              79,463
       1,522  AGNICO EAGLE MINES LIMITED                                                                                    73,044
      27,592  ALUMINA LIMITED                                                                                              157,660
     482,500  ANEKA TAMBANG TBK PT                                                                                         240,735
      17,295  ANGLO AMERICAN PLC                                                                                         1,168,398
       2,263  ANGLO PLATINUM LIMITED                                                                                       322,906
       8,268  ANGLOGOLD ASHANTI LIMITED                                                                                    410,666
      16,281  AURIZON MINES LIMITED+                                                                                        57,638

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
       5,200  BANPU PCL                                                                                            $        69,441
       3,268  BANRO CORPORATION+                                                                                            39,545
      11,100  BARRICK GOLD CORPORATION                                                                                     447,574
       3,000  BOLIDEN AB                                                                                                    42,371
       4,500  CAMECO CORPORATION                                                                                           186,624
       3,406  CIA DE MINAS BUENAVENTURA SA                                                                                 190,387
      22,218  CIA MINERA MILPO SA                                                                                           55,980
      46,246  CIA VALE DO RIO DOCE                                                                                       1,617,462
      13,843  CLEVELAND CLIFFS INCORPORATED                                                                              1,248,639
         629  COMPASS RESOURCES NL+                                                                                          1,750
       2,814  CUMERIO NV SA                                                                                                115,269
       1,265  DENISON MINES CORPORATION+                                                                                    11,626
         699  ELDORADO GOLD CORPORATION+                                                                                     4,047
       6,051  EQUINOX MINERALS LIMITED+                                                                                     26,323
         643  FIRST QUANTUM MINERALS LIMITED                                                                                61,088
         842  FNX MINING COMPANY INCORPORATED+                                                                              28,175
       3,428  FORTESCUE METALS GROUP LIMITED+                                                                              171,353
       6,162  GABRIEL RESOURCES LIMITED+                                                                                     8,319
      19,164  GOLD FIELDS LIMITED                                                                                          324,117
       8,336  GOLDCORP INCORPORATED                                                                                        269,350
      98,145  GRUPO MEXICO SAB DE CV                                                                                       687,442
       1,859  GUYANA GOLDFIELDS INCORPORATED+                                                                               15,245
      15,239  HARMONY GOLD MINING COMPANY LIMITED+                                                                         163,475
       1,248  HUDBAY MINERALS INCORPORATED+                                                                                 26,833
       2,426  IAMGOLD CORPORATION                                                                                           20,671
      21,891  IMPALA PLATINUM HOLDINGS LIMITED                                                                             761,955
       1,432  INDEPENDENCE GROUP NL                                                                                         10,332
         422  INMET MINING CORPORATION                                                                                      39,248
      25,000  INTERNATIONAL NICKEL INDONESIA TBK                                                                           251,467
       2,425  IVANHOE MINES LIMITED+                                                                                        27,016
       2,522  JUBILEE MINES NL                                                                                              51,273
      12,681  KAGARA ZINC LIMITED                                                                                           71,339
       2,001  KAZAKHMYS PLC                                                                                                 55,332
       4,187  KGHM POLSKA MIEDZ SA                                                                                         191,788
       6,469  KINROSS GOLD CORPORATION+                                                                                    111,402
         587  KOREA ZINC COMPANY LIMITED                                                                                    85,710
         845  LONMIN PLC                                                                                                    56,443
       2,594  LUNDIN MINING CORPORATION+                                                                                    25,397
       2,870  MINARA RESOURCES LIMITED                                                                                      15,842
       4,880  MINEFINDERS CORPORATION+                                                                                      56,855
      22,000  MITSUI MINING & SMELTING COMPANY LIMITED                                                                      93,651
       6,736  MURCHISON METALS LIMITED+                                                                                     23,855
      12,785  NEWCREST MINING LIMITED                                                                                      381,187
      15,364  NEWMONT MINING CORPORATION                                                                                   763,437
         608  NEWMONT MINING CORPORATION OF CANADA LIMITED                                                                  30,274
      17,000  NIPPON DENKO COMPANY LIMITED                                                                                 124,997
      11,000  NIPPON LIGHT METAL COMPANY LIMITED                                                                            19,403
       4,935  NORTHAM PLATINUM LIMITED                                                                                      32,264
     306,000  OCEAN GRAND HOLDINGS LIMITED                                                                                  39,695
       3,400  ONOKEN COMPANY LIMITED                                                                                        40,697
       4,018  OUTOKUMPU OYJ                                                                                                129,437
       5,000  PACIFIC METALS COMPANY LIMITED                                                                                50,668
         837  PAN AMERICAN SILVER CORPORATION+                                                                              26,501
      46,179  PAN AUSTRALIAN RESOURCES LIMITED                                                                              40,987
      12,593  QUEST CAPITAL CORPORATION                                                                                     30,980
       9,080  RIO TINTO LIMITED                                                                                          1,164,279
      12,822  RIO TINTO PLC                                                                                              1,486,761
       1,717  SHERRITT INTERNATIONAL CORPORATION                                                                            24,022
         680  SILVER STANDARD RESOURCES INCORPORATED+                                                                       24,481
       3,920  SOCIEDAD MINERA EL BROCAL SA                                                                                  44,609
       1,920  SOUTHERN COPPER CORPORATION<<                                                                                212,448
      24,415  STILLWATER MINING COMPANY+<<                                                                                 236,826
      42,782  SUNDANCE RESOURCES LIMITED AUSTRALIA+                                                                         18,703

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
METAL MINING (continued)
       3,496  SXR URANIUM ONE INCORPORATED+                                                                        $        32,445
       4,875  TECK COMINCO INCORPORATED LIMITED                                                                            186,739
       1,162  THOMPSON CREEK METALS CO INCORPORATED+                                                                        23,206
         600  TOHO TITANIUM COMPANY LIMITED                                                                                 19,871
      54,500  TYCOONS WORLDWIDE GROUPS THAILAND PCL                                                                          9,741
       1,332  VEDANTA RESOURCES PLC                                                                                         63,095
      15,212  VOLCAN CIA MINERA SAA                                                                                         46,705
         213  WESTERN AREAS NL+                                                                                              1,100
      24,703  YAMANA GOLD INCORPORATED<<                                                                                   317,686
       5,335  YAMANA GOLD INCORPORATED                                                                                      67,598
      12,386  ZINIFEX LIMITED                                                                                              157,955

                                                                                                                        16,369,374
                                                                                                                   ---------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS: 0.54%
         588  ABER DIAMOND CORPORATION                                                                                      21,757
       3,866  ANTOFAGASTA PLC                                                                                               60,684
      93,428  BHP BILLITON LIMITED                                                                                       3,546,320
      34,911  BOART LONGYEAR GROUP+                                                                                         74,304
       2,547  BRADKEN LIMITED                                                                                               30,367
      43,000  CHINA MOLYBDENUM COMPANY LIMITED+                                                                             96,096
       6,000  DOWA MINING COMPANY LIMITED                                                                                   41,849
      22,086  ILUKA RESOURCES LIMITED                                                                                       84,263
      67,212  LIHIR GOLD LIMITED+                                                                                          232,091
      14,182  MINSUR SA                                                                                                     41,648
      30,000  MITSUBISHI MATERIALS CORPORATION                                                                             150,115
      40,000  MONGOLIA ENERGY COMPANY LIMITED+                                                                              65,759
      18,676  MOUNT GIBSON IRON LIMITED+                                                                                    42,884
      36,540  OXIANA LIMITED                                                                                               126,822
      13,646  PALADIN RESOURCES LIMITED+                                                                                    81,950
       3,500  POTASH CORPORATION OF SASKATCHEWAN                                                                           415,821
         758  RANDGOLD RESOURCES LIMITED                                                                                    26,695
      15,000  SUMITOMO METAL MINING COMPANY LIMITED                                                                        307,789
         262  UMICORE                                                                                                       61,308
      12,945  VULCAN MATERIALS COMPANY<<                                                                                 1,149,524
       8,179  XSTRATA PLC                                                                                                  574,918

                                                                                                                         7,232,964
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.98%
         881  AALBERTS INDUSTRIES NV                                                                                        18,469
       6,434  AFRICAN OXYGEN LIMITED                                                                                        32,392
      17,637  BLUESCOPE STEEL LIMITED                                                                                      153,425
      15,605  BLYTH INCORPORATED                                                                                           306,950
       3,573  BUNZL PLC                                                                                                     52,596
      33,080  CALLAWAY GOLF COMPANY<<                                                                                      564,345
       1,154  CAMPBELL BROTHERS LIMITED                                                                                     34,244
       2,080  CHEIL INDUSTRIES INCORPORATED                                                                                117,870
      25,200  CHINA AEROSPACE INTERNATIONAL HOLDINGS LIMITED+                                                                4,434
       1,915  COOKSON GROUP PLC                                                                                             29,331
         718  DOOSAN CORPORATION+                                                                                          176,548
      40,000  FIRST PACIFIC COMPANY LIMITED                                                                                 30,260
      18,484  FKI PLC                                                                                                       29,356
      32,000  FOSUN INTERNATIONAL+                                                                                          39,209
      47,000  FOXCONN INTERNATIONAL HOLDINGS LIMITED+                                                                      116,867
      15,535  FUTURIS CORPORATION LIMITED                                                                                   29,086
      27,000  GALAXY ENTERTAINMENT GROUP LIMITED+                                                                           26,147
       4,300  GLORY LIMITED                                                                                                115,709
       5,232  GRASIM INDUSTRIES LIMITED++                                                                                  519,538
       6,598  GWA INTERNATIONAL LIMITED                                                                                     22,084
      24,120  HASBRO INCORPORATED                                                                                          669,812
      42,000  HENGAN INTERNATIONAL GROUP COMPANY LIMITED                                                                   182,328

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
         700  HITACHI MAXELL LIMITED                                                                               $         8,839
     237,835  IDT INTERNATIONAL LIMITED+                                                                                    12,066
       3,409  IMI PLC                                                                                                       31,679
      14,623  INDUSTRIAS PENOLES SA DE CV                                                                                  349,906
       8,033  INVENSYS PLC                                                                                                  41,123
      30,000  ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED                                                          68,308
      14,455  JAKKS PACIFIC INCORPORATED+                                                                                  364,844
       2,900  JAPAN CASH MACHINE COMPANY LIMITED                                                                            22,576
      72,163  JOHNSON & JOHNSON                                                                                          4,888,322
       6,600  JS GROUP CORPORATION                                                                                         105,669
      38,000  KAWASAKI HEAVY INDUSTRIES LIMITED                                                                            124,484
         332  KOOR INDUSTRIES LIMITED                                                                                       25,238
       2,100  KOSE CORPORATION                                                                                              53,769
      70,095  MATTEL INCORPORATED                                                                                        1,400,498
      95,000  MITSUBISHI HEAVY INDUSTRIES LIMITED                                                                          457,409
      10,000  NIPPON ELECTRIC GLASS COMPANY LIMITED                                                                        166,584
         231  NKT HOLDING AS                                                                                                22,136
      53,000  NOBLE GROUP LIMITED                                                                                           81,257
       8,982  ORICA LIMITED                                                                                                221,791
      60,000  SINGAMAS CONTAINER HOLDING                                                                                    28,359
         823  TRELLEBORG AB CLASS B                                                                                         18,321
      12,277  TYCO INTERNATIONAL LIMITED                                                                                   492,676
      21,420  UNIMICRON TECHNOLOGY CORPORATION                                                                              41,297
       1,139  WARTSILA OYJ CLASS B                                                                                          87,148
      14,165  WESFARMERS LIMITED                                                                                           543,311
       3,568  WESFARMERS LIMITED+                                                                                          136,798

                                                                                                                        13,065,408
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 1.13%
      22,800  AEON COMPANY LIMITED                                                                                         347,597
       3,800  ARCS COMPANY LIMITED                                                                                          49,793
      60,508  BLOCKBUSTER INCORPORATED+<<                                                                                  216,014
      29,925  BORDERS GROUP INCORPORATED<<                                                                                 374,362
      24,000  CHINA RESOURCES ENTERPRISE LIMITED                                                                           100,489
      33,000  CITIC PACIFIC LIMITED                                                                                        186,066
       6,042  COLDWATER CREEK INCORPORATED+<<                                                                               49,847
       9,434  COMERCIAL SIGLO XXI SA                                                                                        71,226
      16,027  COSTCO WHOLESALE CORPORATION                                                                               1,080,220
       4,900  CREDIT SAISON COMPANY LIMITED                                                                                139,792
       3,800  CULTURE CONVENIENCE CLUB COMPANY LIMITED                                                                      24,726
      54,376  CVS CORPORATION                                                                                            2,179,934
      28,086  DICK'S SPORTING GOODS INCORPORATED+<<                                                                        877,968
      36,000  DICKSON CONCEPTS INTERNATIONAL LIMITED                                                                        28,436
      33,062  DILLARD'S INCORPORATED<<                                                                                     674,134
       7,910  EXPRESS SCRIPTS INCORPORATED+                                                                                535,903
       1,347  FAES FARMA SA                                                                                                 23,778
       8,378  FOSCHINI LIMITED                                                                                              59,465
         500  FUJI COMPANY LIMITED                                                                                           8,181
          22  GEO COMPANY LIMITED                                                                                           39,995
       4,400  HEIWADO COMPANY LIMITED                                                                                       79,395
         900  HIKARI TSUSHIN INCORPORATED                                                                                   27,458
       4,200  IZUMI COMPANY LIMITED                                                                                         68,680
       1,094  JEAN COUTU GROUP INCORPORATED CLASS A                                                                         12,811
      10,000  KASUMI COMPANY LIMITED                                                                                        54,898
       4,000  LIFE CORPORATION                                                                                              54,106
      10,862  LONGS DRUG STORES CORPORATION                                                                                574,817
       9,114  MASSMART HOLDINGS LIMITED                                                                                     97,770
     136,000  METRO HOLDINGS LIMITED                                                                                       101,436
      15,814  MSC INDUSTRIAL DIRECT COMPANY<<                                                                              683,481
      10,988  NATURA COSMETICOS SA                                                                                         114,311
      10,038  NUTRI SYSTEM INCORPORATED+<<                                                                                 252,456
       4,000  OKUWA COMPANY LIMITED                                                                                         55,474

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MISCELLANEOUS RETAIL (continued)
       2,240  ORIX CORPORATION                                                                                     $       455,398
      11,053  ORKLA ASA                                                                                                    199,759
      17,135  PETSMART INCORPORATED                                                                                        488,005
      11,417  PRICELINE.COM INCORPORATED+<<                                                                              1,299,255
      91,964  RITE AID CORPORATION+<<                                                                                      342,106
         800  RYOHIN KEIKAKU COMPANY LIMITED                                                                                49,390
     152,000  SA SA INTERNATIONAL HOLDINGS LIMITED                                                                          59,543
       3,600  SHIMACHU COMPANY LIMITED                                                                                     106,592
       2,900  SHOPPERS DRUG MART CORPORATION                                                                               159,102
       2,930  SK NETWORKS COMPANY LIMITED+                                                                                  78,566
      24,902  STAPLES INCORPORATED                                                                                         590,177
       8,000  UNY COMPANY LIMITED                                                                                           70,630
      12,447  VALUEVISION MEDIA INCORPORATED+<<                                                                             81,901
      36,881  WALGREEN COMPANY                                                                                           1,349,476
      37,659  WOOLWORTHS HOLDINGS LIMITED                                                                                   85,722
      24,462  ZALE CORPORATION+<<                                                                                          437,625

                                                                                                                        15,098,266
                                                                                                                   ---------------
MISCELLANEOUS SERVICES: 0.07%
       7,992  DUN & BRADSTREET CORPORATION                                                                                 713,126
      13,042  IFIL INVESTMENTS SPA                                                                                         134,703
      47,471  INVERSIONES AGUAS METROPOLITANAS SA                                                                           53,481

                                                                                                                           901,310
                                                                                                                   ---------------
MOTION PICTURES: 0.52%
         549  ASTRAL MEDIA INCORPORATED                                                                                     23,888
      13,858  AVID TECHNOLOGY INCORPORATED+<<                                                                              367,653
       2,000  ESUN HOLDINGS LIMITED+                                                                                         1,349
       2,900  NEWS CORPORATION                                                                                              62,872
      68,165  NEWS CORPORATION CLASS A<<                                                                                 1,436,237
      13,388  NEWS CORPORATION CLASS B                                                                                     290,252
       5,000  TELEVISION BROADCASTS LIMITED                                                                                 30,600
     136,789  TIME WARNER INCORPORATED                                                                                   2,360,978
       2,900  TOHO COMPANY LIMITED TOKYO                                                                                    64,856
       6,370  TVN SA PLN                                                                                                    64,553
      66,800  WALT DISNEY COMPANY<<                                                                                      2,214,420

                                                                                                                         6,917,658
                                                                                                                   ---------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.24%
      11,500  ARKANSAS BEST CORPORATION<<                                                                                  262,200
      26,281  CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY LIMITED                                                       170,460
      22,000  COSCO PACIFIC LIMITED                                                                                         61,033
       2,080  DSV A/S                                                                                                       48,556
       2,389  FORD OTOMOTIV SANAYI AS                                                                                       25,031
       9,098  FORWARD AIR CORPORATION                                                                                      294,502
       5,000  FUKUYAMA TRANSPORTING COMPANY LIMITED                                                                         21,059
      18,558  LANDSTAR SYSTEM INCORPORATED<<                                                                               738,237
       3,000  MITSUBISHI LOGISTICS CORPORATION                                                                              36,233
      21,000  NIPPON EXPRESS COMPANY LIMITED                                                                               106,592
       2,000  NIPPON KONPO UNYU SOKO COMPANY LIMITED                                                                        26,099
      10,128  OLD DOMINION FREIGHT LINE+<<                                                                                 228,184
       6,000  SAIA INCORPORATED+                                                                                            78,240
       5,000  SANKYU INCORPORATED                                                                                           30,464
       3,000  SEINO HOLDINGS COMPANY LIMITED                                                                                21,896
      33,000  SYNNEX TECHNOLOGY INTERNATIONAL CORPORATION                                                                   86,842
      26,575  WERNER ENTERPRISES INCORPORATED<<                                                                            466,391
      29,054  YRC WORLDWIDE INCORPORATED+                                                                                  514,546

                                                                                                                         3,216,565
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
MULTI MEDIA: 0.00%
       1,120  SANOMAWSOY OYJ                                                                                       $        31,902
                                                                                                                   ---------------
MULTI-INDUSTRY COMPANIES: 0.01%
      32,000  FRASER & NEAVE LIMITED                                                                                       128,177
                                                                                                                   ---------------
MUTUAL FUNDS: 0.00%
         260  BB BIOTECH AG                                                                                                 21,063
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.66%
       1,870  ACOM COMPANY LIMITED                                                                                          46,028
       1,700  AEON CREDIT SERVICE COMPANY LIMITED                                                                           28,136
       1,650  AIFUL CORPORATION                                                                                             32,149
      38,980  AMERICAN EXPRESS COMPANY                                                                                   2,299,040
      21,403  AMERICREDIT CORPORATION+<<                                                                                   245,492
         462  BANCA ITALEASE SPA                                                                                             6,782
       6,567  BRADFORD & BINGLEY PLC                                                                                        40,605
       9,761  CAPITAL ONE FINANCIAL CORPORATION<<                                                                          520,359
      23,586  CAPITAL SOURCE INCORPORATED<<                                                                                395,301
       4,014  CATTLES PLC                                                                                                   24,902
      32,479  CIT GROUP INCORPORATED<<                                                                                     863,941
       4,333  COMPUCREDIT CORPORATION+<<                                                                                    56,156
      12,488  COUNTRYWIDE FINANCIAL CORPORATION<<                                                                          135,120
      13,396  CREDIT SUISSE GROUP                                                                                          806,090
      23,907  FANNIE MAE                                                                                                   918,507
      51,215  FINANSBANK AS TURKEY                                                                                         229,353
     215,220  FIRST FINANCIAL HOLDING COMPANY LIMITED                                                                      162,439
      10,299  FIRST MARBLEHEAD CORPORATION<<                                                                               309,073
     110,100  FOMENTO ECONOMICO MEXICANO SAB DE CV                                                                         355,308
      15,522  FREDDIE MAC                                                                                                  544,357
       4,600  HITACHI CAPITAL CORPORATION                                                                                   63,712
       2,700  IBJ LEASING COMPANY LIMITED                                                                                   46,533
       1,108  INTERNATIONAL PERSONAL FINANCE PLC+                                                                            4,863
       2,992  IRISH LIFE & PERMANENT PLC                                                                                    59,354
       1,580  MITSUBISHI UFJ SECURITIES COMPANY LIMITED                                                                     55,456
         263  ORIX CORPORATION ADR                                                                                          26,705
       1,750  PROMISE COMPANY LIMITED                                                                                       49,138
         554  PROVIDENT FINANCIAL PLC                                                                                        9,966
       1,690  REDECARD SA                                                                                                   30,770
       6,721  SAMPO OYJ                                                                                                    196,846
         447  SAMSUNG CARD COMPANY LIMITED+                                                                                 27,417
           7  SHINKIN CENTRAL BANK                                                                                          31,436
     107,060  TAIWAN COOPERATIVE BANK                                                                                       79,477
       5,000  TOKAI TOKYO SECURITIES COMPANY LIMITED                                                                        24,029
       3,100  TOKYO LEASING COMPANY                                                                                         29,517
       5,000  UFJ NICOS COMPANY LIMITED                                                                                     12,015

                                                                                                                         8,766,372
                                                                                                                   ---------------
NON-FERROUS METALS: 0.00%
         400  SUMITOMO TITANIUM CORPORATION                                                                                 30,707
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.04%
      32,700  XEROX CORPORATION                                                                                            551,976
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 4.98%
         700  ADDAX PETROLEUM CORPORATION                                                                                   30,179
      11,556  ANADARKO PETROLEUM CORPORATION                                                                               654,070
       2,300  AOC HOLDINGS INCORPORATED                                                                                     37,010
       7,793  APACHE CORPORATION                                                                                           754,284
         610  ARKEMA+                                                                                                       38,623
      10,603  ARROW ENERGY NL+                                                                                              28,748
       8,880  ATWOOD OCEANICS INCORPORATED+<<                                                                              774,780

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       3,779  AUSTRALIAN WORLDWIDE EXPLORATION LIMITED+                                                            $        11,280
      24,648  BEACH PETROLEUM LIMITED                                                                                       31,237
      43,754  BG GROUP PLC                                                                                                 915,740
         424  BOURBON SA                                                                                                    28,314
     245,375  BP PLC                                                                                                     2,976,383
       1,299  BURREN ENERGY PLC                                                                                             33,356
      32,444  CABOT OIL & GAS CORPORATION<<                                                                              1,116,722
       1,298  CAIRN ENERGY PLC+                                                                                             62,685
       7,027  CANADIAN NATURAL RESOURCES LIMITED                                                                           456,216
       2,251  CANADIAN OIL SANDS TRUST                                                                                      81,580
      14,065  CHENIERE ENERGY INCORPORATED+<<                                                                              489,462
      15,600  CHESAPEAKE ENERGY CORPORATION<<                                                                              590,460
     630,000  CHINA PETROLEUM & CHEMICAL CORPORATION                                                                       948,324
         119  CIA ESPANOLA DE PETROLEOS SA                                                                                  12,369
      13,904  CIMAREX ENERGY COMPANY<<                                                                                     537,112
      50,000  CNPC (HONG KONG) LIMITED                                                                                      34,228
      14,000  COSMO OIL COMPANY LIMITED                                                                                     57,202
       1,383  DANA PETROLEUM PLC                                                                                            37,674
      22,500  DELTA PETROLEUM CORPORATION+<<                                                                               345,825
      16,291  DENBURY RESOURCES INCORPORATED+<<                                                                            868,636
      10,405  DEVON ENERGY CORPORATION<<                                                                                   861,638
       2,485  DIAMOND OFFSHORE DRILLING INCORPORATED<<                                                                     289,329
       9,673  ENCANA CORPORATION                                                                                           627,809
      27,054  ENCORE ACQUISITION COMPANY+                                                                                  880,608
       1,269  ENERGY RESOURCES OF AUSTRALIA LIMITED                                                                         22,751
         604  ENERPLUS RESOURCES                                                                                            24,705
       9,439  ENI SPA<<                                                                                                    675,455
      19,942  ENSCO INTERNATIONAL INCORPORATED                                                                           1,073,877
       1,247  ENSIGN ENERGY SERVICES INCORPORATED                                                                           18,245
       8,548  EOG RESOURCES INCORPORATED                                                                                   707,603
      42,232  EXCO RESOURCES INCORPORATED+                                                                                 590,403
       1,191  EXPRO INTERNATIONAL GROUP                                                                                     24,853
       2,281  GALP ENERGIA SGPS SA                                                                                          49,421
     123,090  GAZPROM ADR<<                                                                                              6,486,843
      29,257  GLOBAL INDUSTRIES LIMITED+<<                                                                                 648,628
      94,461  GREY WOLF INCORPORATED+<<                                                                                    479,862
       5,054  GRUPA LOTOS SA                                                                                                96,288
      32,438  HALLIBURTON COMPANY                                                                                        1,187,551
      10,514  HELIX ENERGY SOLUTIONS GROUP INCORPORATED+                                                                   426,763
      11,985  HELMERICH & PAYNE INCORPORATED                                                                               414,082
     103,808  HONG KONG & CHINA GAS COMPANY LIMITED                                                                        306,653
      61,794  HORIZON OIL LIMITED+                                                                                          19,101
       3,300  HUSKY ENERGY INCORPORATED                                                                                    130,918
         600  IDEMITSU KOSAN COMPANY LIMITED                                                                                67,390
         500  JAPAN PETROLEUM EXPLORATION COMPANY                                                                           39,194
       4,002  JOHN WOOD GROUP PLC                                                                                           33,775
      28,380  LUKOIL ADR<<                                                                                               2,454,870
         692  LUNDIN PETROLEUM AB+                                                                                           7,797
      42,742  MARINER ENERGY INCORPORATED+                                                                                 926,647
     174,000  MEDCO ENERGI INTERNASIONAL TBK PT                                                                            100,277
       1,374  MOL HUNGARIAN OIL & GAS PLC                                                                                  197,480
       1,291  NESTE OIL OYJ LIMITED                                                                                         45,253
       6,200  NEXEN INCORPORATED                                                                                           176,027
      14,594  NEXUS ENERGY LIMITED+                                                                                         21,782
         364  NIKO RESOURCES LIMITED                                                                                        33,552
      26,500  NIPPON MINING HOLDINGS INCORPORATED                                                                          194,609
      41,000  NIPPON OIL CORPORATION                                                                                       337,992
      36,404  NOBLE CORPORATION                                                                                          1,897,741
       7,858  NORSK HYDRO ASA                                                                                              108,372
      20,662  OCCIDENTAL PETROLEUM CORPORATION                                                                           1,441,588
      18,265  OCEANEERING INTERNATIONAL INCORPORATED+                                                                    1,165,490
      37,539  OIL REFINERIES LIMITED                                                                                        32,034
      27,309  OIL SEARCH LIMITED                                                                                           111,907

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
OIL & GAS EXTRACTION (continued)
       1,064  OILEXCO INCORPORATED+                                                                                $        15,918
       2,064  OMV AG                                                                                                       146,598
       1,721  OPTI CANADA INCORPORATED+                                                                                     30,635
      20,852  ORIGIN ENERGY LIMITED                                                                                        160,214
      57,066  PARKER DRILLING COMPANY+                                                                                     408,022
       1,300  PENGROWTH ENERGY TRUST                                                                                        23,544
         600  PENN WEST ENERGY TRUST                                                                                        15,925
       6,400  PETRO-CANADA                                                                                                 309,135
         788  PETROBANK ENERGY & RESOURCES LIMITED+                                                                         39,678
     704,000  PETROCHINA COMPANY LIMITED                                                                                 1,358,098
       2,631  PETROFAC LIMITED                                                                                              27,181
      42,181  PETROLEO BRASILEIRO SA                                                                                     1,990,580
       1,428  PETROLEUM GEO-SERVICES ASA+                                                                                   40,932
       1,318  PREMIER OIL PLC                                                                                               35,118
      22,416  PRIDE INTERNATIONAL INCORPORATED+<<                                                                          739,056
       1,900  PROSAFE ASA                                                                                                   32,574
      65,100  PTT EXPLORATION & PRODUCTION PCL                                                                             292,347
      31,800  PTT PCL THB                                                                                                  357,013
       6,860  QUICKSILVER RESOURCES INCORPORATED+<<                                                                        347,116
      20,038  RANGE RESOURCES CORPORATION<<                                                                                815,146
      64,100  RAYONG REFINERY PCL                                                                                           42,231
      10,412  REPSOL YPF SA                                                                                                383,548
      18,650  ROWAN COMPANIES INCORPORATED                                                                                 660,210
      25,222  ROYAL DUTCH SHELL PLC CLASS A                                                                              1,019,458
      35,503  ROYAL DUTCH SHELL PLC CLASS B                                                                              1,424,791
       3,393  SAIPEM SPA                                                                                                   136,504
      17,105  SANTOS LIMITED                                                                                               216,020
       3,882  SARAS SPA                                                                                                     22,475
      43,800  SCHLUMBERGER LIMITED                                                                                       4,093,110
       7,822  SEACOR HOLDINGS INCORPORATED+                                                                                708,439
       4,200  SHOWA SHELL SEKIYU KK                                                                                         47,778
       8,264  SNAM RETE GAS SPA                                                                                             52,470
         834  SOCO INTERNATIONAL                                                                                            39,917
      22,914  SOUTHWESTERN ENERGY COMPANY+<<                                                                             1,140,430
      21,048  ST. MARY LAND & EXPLORATION COMPANY                                                                          827,186
      13,206  STONE ENERGY CORPORATION+                                                                                    596,911
      26,960  SUPERIOR ENERGY SERVICES INCORPORATED+                                                                       940,904
       3,300  SURGUTNEFTEGAZ                                                                                               211,200
      19,030  SURGUTNEFTEGAZ ADR<<                                                                                       1,141,800
      12,500  TALISMAN ENERGY INCORPORATED                                                                                 220,636
       1,448  TECHNIP SA                                                                                                   118,056
      25,408  TETRA TECHNOLOGIES INCORPORATED+                                                                             401,700
       9,000  TONENGENERAL SEKIYU KK                                                                                        93,714
      29,026  TOTAL SA                                                                                                   2,345,265
       7,017  TRANSOCEAN INCORPORATED                                                                                      963,362
       1,149  TRICAN WELL SERVICE LIMITED                                                                                   19,591
       9,719  TULLOW OIL PLC                                                                                               134,076
      20,498  ULTRA PETROLEUM CORPORATION+                                                                               1,330,320
       4,468  UTS ENERGY CORPORATION+                                                                                       23,816
       2,097  VENTURE PRODUCTION PLC                                                                                        34,318
      10,160  W-H ENERGY SERVICES INCORPORATED+<<                                                                          513,080
      11,966  WEATHERFORD INTERNATIONAL LIMITED+                                                                           749,311
       1,617  WESTERNZAGROS RESOURCES LIMITED+                                                                               3,606
      12,506  WOODSIDE PETROLEUM LIMITED                                                                                   535,556
      13,451  XTO ENERGY INCORPORATED                                                                                      831,541

                                                                                                                        66,597,822
                                                                                                                   ---------------
OIL FIELD SERVICES: 0.00%
         591  FUGRO NV                                                                                                      48,582
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PAPER & ALLIED PRODUCTS: 0.48%
      17,075  BEMIS COMPANY INCORPORATED                                                                           $       463,245
       4,088  COMPANIA MANUFACTURERA DE PAPELES Y CARTONES SA                                                              150,277
      79,180  DOMTAR CORPORATION+                                                                                          601,768
       5,000  HOKUETSU PAPER MILLS LIMITED                                                                                  23,624
         600  HOLMEN AB CLASS B                                                                                             23,099
      10,000  INTERNATIONAL PAPER COMPANY                                                                                  337,500
      10,616  KIMBERLY-CLARK CORPORATION                                                                                   741,103
       6,000  LEE & MAN PAPER MANUFACTURING LIMITED                                                                         26,355
      32,558  MEADWESTVACO CORPORATION                                                                                   1,070,181
       2,558  MONDI PLC                                                                                                     20,416
       5,264  NEENAH PAPER INCORPORATED                                                                                    158,868
      24,000  NINE DRAGONS PAPER HOLDINGS LIMITED                                                                           59,492
          21  NIPPON PAPER GROUP INCORPORATED                                                                               61,234
         500  NORSKE SKOGINDUSTRIER ASA                                                                                      3,592
      30,000  OJI PAPER COMPANY LIMITED                                                                                    143,365
      15,616  PACKAGING CORPORATION OF AMERICA                                                                             441,777
       8,834  PAPERLINX LIMITED                                                                                             18,958
         516  POTLATCH CORPORATION                                                                                          23,690
       5,000  RENGO COMPANY LIMITED                                                                                         37,169
       8,799  SAPPI LIMITED                                                                                                120,122
         306  SOCIETE BIC SA                                                                                                22,791
      17,231  SONOCO PRODUCTS COMPANY                                                                                      523,478
       7,700  STORA ENSO OYJ                                                                                               126,841
       5,700  SVENSKA CELLULOSA AB+                                                                                        101,691
       2,300  SVENSKA CELLULOSA AB CLASS B                                                                                  41,033
      13,200  TEMPLE-INLAND INCORPORATED                                                                                   606,804
       7,162  UPM-KYMMENE OYJ                                                                                              151,193
      27,644  WAUSAU PAPER CORPORATION                                                                                     260,683

                                                                                                                         6,360,349
                                                                                                                   ---------------
PERSONAL SERVICES: 0.32%
      52,511  H & R BLOCK INCORPORATED<<                                                                                 1,033,416
      14,044  REGIS CORPORATION                                                                                            412,753
      43,000  SALLY BEAUTY HOLDINGS INCORPORATED+<<                                                                        391,730
     152,343  SERVICE CORPORATION INTERNATIONAL US                                                                       2,023,115
       4,524  WEIGHT WATCHERS INTERNATIONAL INCORPORATED                                                                   216,021
       5,595  WORLEYPARSONS LIMITED                                                                                        247,457

                                                                                                                         4,324,492
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 2.58%
      97,165  POLISH OIL AND GAS                                                                                           212,688
       9,417  ASHLAND INCORPORATED                                                                                         463,693
       2,843  CALTEX AUSTRALIA LIMITED                                                                                      55,489
      53,066  CHEVRON CORPORATION                                                                                        4,657,603
      48,000  CHINA SHIPPING DEVELOPMENT COMPANY LIMITED CLASS H                                                           130,080
     381,000  CNOOC LIMITED                                                                                                702,697
         689  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR+<<                                                              41,374
      37,924  CONOCOPHILLIPS                                                                                             3,035,437
      12,447  ENI SPA                                                                                                      443,762
     138,122  EXXON MOBIL CORPORATION                                                                                   12,314,958
      75,000  FORMOSA PETROCHEMICAL CORPORATION                                                                            212,944
      20,345  HEADWATERS INCORPORATED+<<                                                                                   244,140
       6,717  HESS CORPORATION                                                                                             478,385
      15,342  HOLLY CORPORATION                                                                                            743,320
       3,800  IMPERIAL OIL LIMITED                                                                                         182,979
          27  INPEX HOLDINGS INCORPORATED                                                                                  274,580
      17,961  MARATHON OIL CORPORATION                                                                                   1,004,006
       5,582  PETROL OFISI                                                                                                  28,771
   1,071,000  PETRON CORPORATION                                                                                           142,717
      45,300  PETRONAS DAGANGAN BHD                                                                                        115,791

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PETROLEUM REFINING & RELATED INDUSTRIES (continued)
         585  PETROPLUS HOLDINGS AG+                                                                               $        47,779
      11,648  POLSKI KONCERN NAFTOWY ORLEN SA+                                                                             247,885
      46,993  ROYAL DUTCH SHELL PLC CLASS A                                                                              1,895,395
       2,750  S-OIL CORPORATION                                                                                            255,849
       1,417  SBM OFFSHORE NV                                                                                               49,255
       2,507  SEADRILL LIMITED+                                                                                             54,461
      14,200  SHELL REFINING COMPANY FEDERATION OF MALAYA BHD                                                               46,426
       6,000  SINGAPORE PETROLEUM COMPANY LIMITED                                                                           31,492
       1,174  SK CORPORATION                                                                                               274,016
       2,874  SK ENERGY COMPANY LIMITED+                                                                                   591,242
      16,075  STATOIL ASA                                                                                                  521,639
       5,900  SUNCOR ENERGY INCORPORATED                                                                                   564,127
      21,574  SUNOCO INCORPORATED                                                                                        1,447,615
      22,041  TESORO CORPORATION                                                                                         1,083,976
      85,700  THAI OIL PCL                                                                                                 217,747
      12,000  TOHO GAS COMPANY LIMITED                                                                                      65,014
       4,557  TUPRAS TURKIYE PETROL RAFINERILERI AS                                                                        118,401
      13,651  VALERO ENERGY CORPORATION                                                                                    888,271
       8,980  WD-40 COMPANY                                                                                                356,237
       8,786  WORLD FUEL SERVICES CORPORATION                                                                              277,989

                                                                                                                        34,520,230
                                                                                                                   ---------------
PHARMACEUTICALS: 0.02%
      16,180  SAVIENT PHARMACEUTICALS INCORPORATED+<<                                                                      227,491
                                                                                                                   ---------------
PIPELINES:  0.02%
       4,828  APA GROUP                                                                                                     15,691
      64,000  CHINA GAS HOLDINGS LIMITED                                                                                    29,099
       7,100  TRANSCANADA CORPORATION                                                                                      281,955

                                                                                                                           326,745
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 1.91%
      65,000  MIDAS HOLDINGS LIMITED                                                                                        64,641
      14,000  AICHI STEEL CORPORATION                                                                                       77,487
      36,882  AK STEEL HOLDING CORPORATION+                                                                              1,643,831
      21,865  ALCOA INCORPORATED                                                                                           795,230
      13,023  ALLEGHENY TECHNOLOGIES INCORPORATED                                                                        1,272,998
     110,000  ALUMINUM CORPORATION OF CHINA LIMITED                                                                        248,088
       1,700  ASAHI PRETEC CORPORATION                                                                                      48,193
      15,081  BELDEN CDT INCORPORATED                                                                                      694,480
       8,746  CAP SA                                                                                                       259,294
      17,486  CARPENTER TECHNOLOGY CORPORATION<<                                                                         1,319,319
      18,000  CHINA ORIENTAL GROUP COMPANY LIMITED                                                                          12,484
     327,540  CHINA STEEL CORPORATION                                                                                      431,481
       2,600  CHUBU STEEL PLATE COMPANY LIMITED                                                                             22,136
      53,000  CHUNG HUNG STEEL CORPORATION                                                                                  29,242
       4,713  CIA SIDERURGICA NACIONAL SA                                                                                  358,858
      20,310  COMMSCOPE INCORPORATED+<<                                                                                    822,555
       2,370  DONGKUK STEEL MILL COMPANY LIMITED                                                                           125,556
      14,733  EREGLI DEMIR VE CELIK FABRIKALARI TAS                                                                        121,375
       1,880  EXXARO RESOURCES LIMITED                                                                                      28,729
      23,000  FENG HSIN IRON & STEEL COMPANY                                                                                34,719
      17,494  GENERAL CABLE CORPORATION+<<                                                                               1,301,204
       8,251  GERDAU SA                                                                                                    234,270
       2,000  GODO STEEL LIMITED                                                                                             5,814
      58,944  HINDALCO INDUSTRIES LIMITED GDR<<++                                                                          277,037
       4,000  HITACHI METALS LIMITED                                                                                        55,114
       8,520  HUBBELL INCORPORATED CLASS B                                                                                 468,004
       2,650  HYUNDAI STEEL COMPANY                                                                                        223,818
      17,000  JFE HOLDINGS INCORPORATED                                                                                    925,618

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRIMARY METAL INDUSTRIES (continued)
       6,050  JSC MMC NORILSK NICKEL ADR<<                                                                         $     1,760,550
      24,000  KURIMOTO LIMITED                                                                                              46,654
       1,700  MARUICHI STEEL TUBE LIMITED                                                                                   51,559
      10,607  MATTHEWS INTERNATIONAL CORPORATION                                                                           468,193
      10,000  MITSUBISHI STEEL MANUFACTURING COMPANY LIMITED                                                                41,939
       9,306  MITTAL STEEL SOUTH AFRICA LIMITED                                                                            189,060
      18,546  MUELLER INDUSTRIES INCORPORATED                                                                              560,646
      14,000  NAKAYAMA STEEL WORKS LIMITED                                                                                  30,617
   5,418,300  NAKORNTHAI STRIP MILL PCL+                                                                                    41,621
      19,000  NIPPON METAL INDUSTRY COMPANY LIMITED                                                                         60,703
     185,000  NIPPON STEEL CORPORATION                                                                                   1,107,186
       2,500  NIPPON YAKIN KOGYO COMPANY LIMITED                                                                            20,789
      15,000  NSK LIMITED                                                                                                  143,770
      25,456  ONESTEEL LIMITED                                                                                             149,277
      33,800  PARKSON HOLDINGS BHD                                                                                          87,903
      39,075  POLIMEX MOSTOSTAL SA                                                                                         151,583
       3,009  POSCO                                                                                                      1,917,476
       4,849  PRECISION CASTPARTS CORPORATION                                                                              714,452
         852  RAUTARUUKKI OYJ                                                                                               40,235
       7,665  RTI INTERNATIONAL METALS INCORPORATED+                                                                       562,918
       9,000  SANYO SPECIAL STEEL COMPANY LIMITED                                                                           62,449
      15,269  STEEL DYNAMICS INCORPORATED                                                                                  768,183
       4,500  TENARIS SA                                                                                                   105,530
       9,065  TEXAS INDUSTRIES INCORPORATED                                                                                628,930
       5,071  THYSSENKRUPP AG                                                                                              298,971
      10,964  TITANIUM METALS CORPORATION<<                                                                                325,302
       3,000  TOHO ZINC COMPANY LIMITED                                                                                     20,573
       4,000  TOPY INDUSTRIES LIMITED                                                                                       10,692
      13,675  TREDEGAR CORPORATION                                                                                         197,741
      21,000  TUNG HO STEEL ENTERPRISE CORPORATION                                                                          31,570
      21,011  UNITED STATES STEEL CORPORATION                                                                            2,052,775
       4,064  USINAS SIDERURGICAS DE MINAS GERAIS SA                                                                       219,869
      34,838  WORTHINGTON INDUSTRIES<<                                                                                     738,217
       1,200  YAMATO KOGYO COMPANY LIMITED                                                                                  51,082
       3,000  YODOGAWA STEEL WORKS LIMITED                                                                                  16,280

                                                                                                                        25,576,870
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.06%
      27,500  ACCO BRANDS CORPORATION+<<                                                                                   459,525
       2,555  AGGREKO PLC                                                                                                   26,658
      24,165  AMERICAN GREETINGS CORPORATION CLASS A<<                                                                     562,078
      14,175  BELO CORPORATION CLASS A                                                                                     234,738
      13,388  BOWNE & COMPANY INCORPORATED                                                                                 241,787
      14,745  CBS CORPORATION CLASS B                                                                                      404,455
      20,000  DAI NIPPON PRINTING COMPANY LIMITED                                                                          291,230
       7,800  DOW JONES & COMPANY INCORPORATED                                                                             466,050
       2,347  EMAP PLC                                                                                                      40,122
       6,018  GANNETT COMPANY INCORPORATED<<                                                                               221,162
      24,800  HARTE HANKS INCORPORATED                                                                                     416,640
      13,932  HAYS PLC                                                                                                      36,448
         170  HEIDELBERGER DRUCKMASCHINEN AG                                                                                 5,364
      24,452  IDEARC INCORPORATED                                                                                          462,632
       1,578  INTERTEK GROUP PLC                                                                                            29,360
      15,636  JOHN WILEY & SONS INCORPORATED                                                                               659,057
       2,905  JOHNSTON PRESS PLC                                                                                            16,006
       4,000  KOMORI CORPORATION                                                                                            94,677
      19,199  LEE ENTERPRISES INCORPORATED                                                                                 268,786
      29,202  MCCLATCHY COMPANY CLASS A<<                                                                                  394,519
      11,814  MCGRAW-HILL COMPANIES INCORPORATED                                                                           579,831
      10,558  MEDIA GENERAL INCORPORATED CLASS A                                                                           261,522
      12,285  MEREDITH CORPORATION                                                                                         676,289
      10,946  NASPERS LIMITED                                                                                              289,534

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
PRINTING, PUBLISHING & ALLIED INDUSTRIES (continued)
      23,968  NEW YORK TIMES COMPANY CLASS A                                                                       $       395,472
         900  NISSHA PRINTING COMPANY LIMITED                                                                               32,723
       1,278  PAGESJAUNES SA                                                                                                28,045
       8,772  PEARSON PLC                                                                                                  134,718
      12,441  PUBLISHING & BROADCASTING LIMITED                                                                            228,535
         644  RANDSTAD HOLDINGS NV                                                                                          30,554
      14,040  REED ELSEVIER PLC                                                                                            176,655
       9,041  RH DONNELLEY CORPORATION+                                                                                    401,601
      38,829  RR DONNELLEY & SONS COMPANY                                                                                1,423,471
         600  SCHIBSTED ASA                                                                                                 27,258
      16,491  SCHOLASTIC CORPORATION+<<                                                                                    581,143
       4,831  SERCO GROUP PLC                                                                                               47,203
       3,861  SEVEN NETWORK LIMITED                                                                                         46,033
      46,000  SINGAPORE PRESS HOLDINGS LIMITED                                                                             144,227
      33,600  STAR PUBLICATIONS LIMITED                                                                                     33,955
       1,800  THOMSON CORPORATION                                                                                           69,663
       1,000  TIS INCORPORATED                                                                                              19,709
      16,000  TOPPAN PRINTING COMPANY LIMITED                                                                              156,811
      13,475  TRIBUNE COMPANY+                                                                                             418,264
      22,974  VALASSIS COMMUNICATIONS INCORPORATED+<<                                                                      283,269
       1,728  VEDIOR NV                                                                                                     42,976
      21,581  VIACOM INCORPORATED CLASS B+<<                                                                               906,834
      13,433  VISTAPRINT LIMITED+                                                                                          596,425
         865  WASHINGTON POST COMPANY CLASS B<<                                                                            697,623
       3,258  WEST AUSTRALIAN NEWSPAPERS HOLDING LIMITED                                                                    35,247
       3,040  WOLTERS KLUWER NV                                                                                             94,418
       2,550  YELLOW PAGES INCOME FUND                                                                                      35,625

                                                                                                                        14,226,927
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.41%
      78,069  ALL AMERICA LATINA LOGISTICA                                                                                 172,016
       7,900  BURLINGTON NORTHERN SANTA FE CORPORATION                                                                     659,808
       5,700  CANADIAN NATIONAL RAILWAY COMPANY                                                                            275,894
       1,900  CANADIAN PACIFIC RAILWAY LIMITED                                                                             126,622
          59  CENTRAL JAPAN RAILWAY COMPANY                                                                                621,248
         111  EAST JAPAN RAILWAY COMPANY                                                                                   917,050
      31,000  HANKYU HANSHIN HOLDINGS INCORPORATED                                                                         143,680
      13,000  KEIHAN ELECTRIC RAILWAY COMPANY LIMITED                                                                       53,233
      10,000  KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED                                                               64,708
      17,000  KEIO CORPORATION                                                                                             106,484
       7,000  KEISEI ELECTRIC RAILWAY COMPANY LIMITED                                                                       40,760
      49,000  KINTETSU CORPORATION                                                                                         162,282
      30,085  MTR CORPORATION LIMITED                                                                                      101,430
      19,000  NAGOYA RAILROAD COMPANY LIMITED                                                                               55,573
       9,000  NANKAI ELECTRIC RAILWAY COMPANY LIMITED                                                                       25,919
       7,000  NISHI-NIPPON RAILROAD COMPANY LIMITED                                                                         25,010
       9,800  NORFOLK SOUTHERN CORPORATION                                                                                 501,858
      18,000  ODAKYU ELECTRIC RAILWAY COMPANY LIMITED                                                                      130,243
       8,000  SAGAMI RAILWAY COMPANY LIMITED                                                                                28,943
      26,000  TOBU RAILWAY COMPANY LIMITED                                                                                 125,654
       6,655  UNION PACIFIC CORPORATION                                                                                    839,462
      85,000  WAN HAI LINES LIMITED                                                                                         74,166
          58  WEST JAPAN RAILWAY COMPANY                                                                                   283,436

                                                                                                                         5,535,479
                                                                                                                   ---------------
REAL ESTATE: 1.05%
      13,866  ABACUS PROPERTY GROUP                                                                                         22,165
       1,900  AEON MALL COMPANY LIMITED                                                                                     50,101
      28,000  AGILE PROPERTY HOLDINGS LIMITED                                                                               55,382
      18,000  ALLGREEN PROPERTIES LIMITED                                                                                   20,014

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE (continued)
      12,300  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                                                    $       489,171
         200  ATRIUM COMPANY LIMITED                                                                                         4,527
       6,185  BRITISH LAND COMPANY PLC                                                                                     116,859
       2,419  BRIXTON PLC                                                                                                   15,790
       5,168  BUNNINGS WAREHOUSE PROPERTY TRUST                                                                             10,361
      16,000  CAPITACOMMERICAL TRUST                                                                                        24,862
      48,000  CAPITALAND LIMITED                                                                                           232,044
       1,600  CASTELLUM AB                                                                                                  18,341
      55,000  CATHAY REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                26,936
      27,425  CB RICHARD ELLIS GROUP INCORPORATED CLASS A+<<                                                               651,344
      24,714  CENTRO PROPERTIES GROUP                                                                                      119,826
      16,768  CENTRO RETAIL GROUP                                                                                           20,881
      47,466  CFS RETAIL PROPERTY TRUST                                                                                     99,349
       5,198  CHARTER HALL GROUP                                                                                            12,257
      41,000  CHEUNG KONG HOLDINGS LIMITED                                                                                 770,401
     104,000  CHINA OVERSEAS LAND & INVESTMENT LIMITED                                                                     234,556
      42,000  CHINA RESOURCES LAND LIMITED                                                                                 100,011
          50  CHINA VANKE COMPANY LIMITED CLASS B                                                                              142
      20,546  CHINESE ESTATES HOLDINGS LIMITED                                                                              40,058
      11,000  CITY DEVELOPMENTS LIMITED                                                                                    109,392
     114,317  COMMONWEALTH PROPERTY OFFICE FUND                                                                            160,525
     128,000  COUNTRY GARDEN HOLDINGS COMPANY LIMITED+                                                                     159,796
           5  DA OFFICE INVESTMENT CORPORATION                                                                              33,749
       2,300  DAITO TRUST CONSTRUCTION COMPANY LIMITED                                                                     110,120
     113,668  DB RREEF TRUST                                                                                               201,776
         878  DERWENT VALLEY HOLDINGS PLC                                                                                   27,149
       1,176  ECHO INVESTMENT                                                                                               35,753
       4,694  FKP PROPERTY GROUP                                                                                            30,262
         164  FONCIERE DES REGIONS                                                                                          22,685
       8,102  FOREST CITY ENTERPRISES INCORPORATED                                                                         406,234
           2  FRONTIER REAL ESTATE INVESTMENT CORPORATION                                                                   14,633
       2,050  GAZIT GLOBE LIMITED                                                                                           25,545
         133  GECINA SA                                                                                                     22,668
      73,600  GENTING INTERNATIONAL PLC+                                                                                    36,597
           4  GLOBAL ONE REAL ESTATE INVESTMENT CORPORATION                                                                 48,598
         310  GOLDCREST COMPANY LIMITED                                                                                     11,494
     273,900  GOLDEN LAND PROPERTY PCL+                                                                                     60,691
      59,394  GPT GROUP                                                                                                    227,125
      10,089  GREAT EAGLE HOLDINGS LIMITED                                                                                  38,874
       1,892  GREAT PORTLAND ESTATES PLC                                                                                    19,468
      12,000  GREENTOWN CHINA HOLDINGS LIMITED                                                                              20,899
      31,600  GUANGZHOU R&F PROPERTIES                                                                                     133,731
      14,666  GUOCOLAND LIMITED                                                                                             51,655
       2,735  HAMMERSON PLC                                                                                                 58,366
      18,000  HANG LUNG GROUP LIMITED                                                                                      102,646
      52,000  HANG LUNG PROPERTIES LIMITED                                                                                 235,758
       3,000  HEIWA REAL ESTATE COMPANY LIMITED                                                                             20,546
      18,000  HENDERSON INVESTMENTS LIMITED                                                                                 38,053
      16,000  HENDERSON LAND DEVELOPMENT COMPANY LIMITED                                                                   141,075
      32,000  HONGKONG LAND HOLDINGS LIMITED                                                                               158,720
      30,000  HOPEWELL HOLDINGS                                                                                            136,785
      10,000  HOPSON DEVELOPMENT HOLDINGS LIMITED                                                                           31,210
      12,302  HYSAN DEVELOPMENT COMPANY LIMITED                                                                             34,919
         329  ICADE                                                                                                         24,070
      56,200  IGB CORPORATION BHD                                                                                           38,419
       4,144  IMMOEAST IMMOBILIEN ANLAGEN AG+                                                                               44,862
       4,343  IMMOFINANZ IMMOBILIEN ANLAGEN AG                                                                              45,492
      26,910  ING INDUSTRIAL FUND                                                                                           63,692
      24,988  ING OFFICE FUND                                                                                               37,185
         855  IRSA INVERSIONES Y REPRESENTACIONES SA ADR<<                                                                  12,876
       1,008  IVG IMMOBILIEN AG                                                                                             40,022
           3  JAPAN EXCELLENT INCORPORATED                                                                                  25,811
           2  JAPAN LOGISTICS FUND INCORPORATED                                                                             12,600

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE (continued)
         300  JOINT CORPORATION                                                                                    $         7,344
       4,683  JONES LANG LASALLE INCORPORATED                                                                              393,700
           3  KENEDIX REALTY INVESTMENT                                                                                     20,141
       6,000  KEPPEL LAND LIMITED                                                                                           31,077
       9,599  KERRY PROPERTIES LIMITED                                                                                      86,239
         687  KLEPIERRE                                                                                                     35,528
      12,000  KOWLOON DEVELOPMENT COMPANY LIMITED                                                                           29,900
       6,256  LAND SECURITIES GROUP PLC                                                                                    193,699
       8,221  LEND LEASE CORPORATION LIMITED                                                                               139,399
       4,000  LEOPALACE21 CORPORATION                                                                                      116,636
       2,914  LIBERTY INTERNATIONAL PLC                                                                                     68,117
     125,678  MACQUAIRE OFFICE TRUST                                                                                       169,264
      31,993  MACQUARIE COUNTRYWIDE TRUST                                                                                   55,379
      22,034  MACQUARIE DDR TRUST                                                                                           20,530
      42,224  MACQUARIE GOODMAN GROUP                                                                                      230,080
     257,000  MEGAWORLD CORPORATION                                                                                         23,432
       2,590  MEINL EUROPEAN LAND LIMITED+                                                                                  37,890
      13,494  MERITAGE CORPORATION+<<                                                                                      184,463
          55  METROVACESA SA                                                                                                 6,554
      24,000  MIDLAND HOLDINGS LIMITED                                                                                      35,572
      43,947  MIRVAC GROUP                                                                                                 223,168
      39,000  MITSUBISHI ESTATE COMPANY LIMITED                                                                          1,042,434
      24,000  MITSUI FUDOSAN COMPANY LIMITED                                                                               613,419
      15,000  NEO-CHINA GROUP HOLDINGS LIMITED                                                                              14,083
         429  NEXITY                                                                                                        23,372
           5  NIPPON COMMERCIAL INVESTMENT CORPORATION                                                                      21,014
           4  NIPPON RESIDENTIAL INVESTMENT CORPORATION                                                                     18,719
         900  NOMURA REAL ESTATE HOLDING INCORPORATED                                                                       24,178
          40  NTT URBAN DEVELOPMENT CORPORATION                                                                             79,917
           4  ORIX JREIT INCORPORATED                                                                                       28,583
         134  PSP SWISS PROPERTY AG                                                                                          6,862
       1,367  QUINTAIN ESTATES & DEVELOPMENT PLC                                                                            16,821
       1,177  SACYR VALLEHERMOSO SA                                                                                         52,156
       4,114  SEGRO PLC                                                                                                     37,280
      30,000  SHENZHEN INVESTMENT LIMITED                                                                                   22,810
      17,000  SHIMAO PROPERTY HOLDING LIMITED                                                                               50,000
      36,000  SHUI ON LAND LIMITED                                                                                          44,388
      32,000  SHUN TAK HOLDINGS LIMITED                                                                                     48,498
      32,097  SINO LAND COMPANY                                                                                            113,161
     186,563  SM PRIME HOLDINGS INCORPORATED                                                                                50,157
      30,700  SP SETIA BHD                                                                                                  69,348
      48,030  STEWART ENTERPRISES INCORPORATED                                                                             393,846
      40,937  STOCKLAND                                                                                                    325,743
          40  SUMITOMO REAL ESTATE SALES COMPANY LIMITED                                                                     2,257
      13,000  SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED                                                                391,936
      19,000  SUN HUNG KAI PROPERTIES LIMITED                                                                              393,375
         600  SURUGA CORPORATION                                                                                            11,340
       2,500  TOC COMPANY LIMITED                                                                                           21,419
      10,000  TOKYU LAND CORPORATION                                                                                        93,687
       4,500  TOWA REAL ESTATE DEVELOPMENT COMPANY LIMITED                                                                   9,841
       1,087  UNIBAIL                                                                                                      246,358
      14,000  UNITED INDUSTRIAL CORPORATION LIMITED SGD                                                                     25,331
       9,000  UNITED OVERSEAS LAND LIMITED                                                                                  28,094
           3  UNITED URBAN INVESTMENT CORPORATION                                                                           20,087
       4,800  URBAN CORPORATION                                                                                             77,325
      34,359  VALAD PROPERTY GROUP                                                                                          48,551
      50,075  WESTFIELD GROUP                                                                                              903,933
      28,000  WHEELOCK AND COMPANY                                                                                          89,906
       7,000  WING TAI HOLDINGS LIMITED                                                                                     12,714
           2  ZEPHYR COMPANY LIMITED                                                                                         2,232

                                                                                                                        14,031,191
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.59%
      65,541  AMERICAN FINANCIAL REALTY TRUST                                                                      $       528,916
      18,000  ASCENDAS REIT                                                                                                 28,964
      45,863  BRANDYWINE REALTY TRUST<<                                                                                    940,192
         341  CALLOWAY REAL ESTATE INVESTMENT TRUST                                                                          8,184
      18,019  CAPITAMALL TRUST                                                                                              40,070
         645  CORIO NV                                                                                                      54,672
       7,607  FEDERAL REALTY INVESTMENT TRUST<<                                                                            632,826
      42,776  HEALTH CARE REIT INCORPORATED<<                                                                            1,916,793
      23,951  HEALTHCARE REALTY TRUST INCORPORATED<<                                                                       609,074
          18  JAPAN PRIME REALTY INVESTMENT CORPORATION                                                                     73,869
          11  JAPAN REAL ESTATE INVESTMENT CORPORATION                                                                     138,595
           7  JAPAN RETAIL FUND INVESTMENT CORPORATION                                                                      45,673
       5,000  K-REIT ASIA                                                                                                    8,529
      31,442  LEXINGTON CORPORATE PROPERTIES TRUST<<                                                                       556,209
     125,000  MACQUARIE MEAG PRIME REIT                                                                                     89,779
           2  MORI HILLS REIT INVESTMENT CORPORATION                                                                        14,633
           2  MORI TRUST SOGO REIT INCORPORATED                                                                             21,239
          15  NIPPON BUILDING FUND INCORPORATED                                                                            214,642
           5  NOMURA REAL ESTATE OFFICE FUND                                                                                51,298
      20,419  PENNSYLVANIA REIT                                                                                            705,068
       1,009  RIOCAN REIT                                                                                                   22,825
      43,959  SENIOR HOUSING PROPERTIES TRUST                                                                              971,054
      26,000  SUNTEC REIT                                                                                                   27,831
      49,148  THE LINK REIT                                                                                                106,806
           3  TOKYU REIT INCORPORATED                                                                                       26,783
           3  TOP REIT INCORPORATED                                                                                         12,393
          59  WERELDHAVE NV                                                                                                  6,505

                                                                                                                         7,853,422
                                                                                                                   ---------------
RENTAL AUTO/EQUIPMENT: 0.07%
      39,130  UNITED RENTALS INCORPORATED+                                                                                 910,555
                                                                                                                   ---------------
RETAIL DEPARTMENT STORES: 0.06%
       3,200  EDION CORPORATION                                                                                             39,743
      16,398  MEN'S WEARHOUSE INCORPORATED                                                                                 566,059
      14,500  PARKSON RETAIL GROUP LIMITED                                                                                 153,642
     188,400  ROBINSON DEPARTMENT STORE PCL                                                                                 60,671

                                                                                                                           820,115
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.31%
      11,564  A SCHULMAN INCORPORATED                                                                                      249,320
      21,964  AMCOR LIMITED                                                                                                132,873
       3,039  ANSELL LIMITED                                                                                                30,918
      21,000  BANDO CHEMICAL INDUSTRIES LIMITED                                                                             92,607
       7,323  BRIDGESTONE CORPORATION                                                                                      279,255
      38,520  CHENG SHIN RUBBER INDUSTRY COMPANY LIMITED                                                                    65,430
       1,924  COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN CLASS B                                                      228,077
       1,746  CONTINENTAL AG                                                                                               227,104
      30,866  COOPER TIRE & RUBBER COMPANY                                                                                 474,719
       4,510  HANKOOK TIRE COMPANY LIMITED                                                                                  79,806
      23,277  JARDEN CORPORATION+<<                                                                                        613,582
       7,978  NAN KANG RUBBER TIRE COMPANY LIMITED+                                                                         10,052
       5,000  TOYO TIRE & RUBBER COMPANY LIMITED                                                                            18,989
      21,000  TSRC CORPORATION                                                                                              28,185
      31,870  TUPPERWARE BRANDS CORPORATION                                                                              1,111,626
      10,192  WEST PHARMACEUTICAL SERVICES INCORPORATED<<                                                                  382,913
      15,000  YOKOHAMA RUBBER COMPANY LIMITED                                                                               92,607

                                                                                                                         4,118,063
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SCHOOLS: 0.01%
       8,806  ABC LEARNING CENTRES LIMITED                                                                         $        40,907
      20,000  RAFFLES EDUCATION CORPORATION LIMITED                                                                         44,199

                                                                                                                            85,106
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.95%
         780  AGF MANAGEMENT LIMITED                                                                                        24,790
       4,556  ALLCO FINANCE GROUP LIMITED                                                                                   27,039
       6,111  AMERIPRISE FINANCIAL INCORPORATED                                                                            358,655
       8,330  BABCOCK & BROWN LIMITED                                                                                      190,758
       2,532  BEAR STEARNS COMPANIES INCORPORATED<<                                                                        252,440
      20,100  BURSA MALAYSIA BHD                                                                                            80,053
       2,587  CABCHARGE AUSTRALIA LIMITED                                                                                   25,132
      60,900  CAPITAL SECURITIES CORPORATION                                                                                33,884
      37,490  CHARLES SCHWAB CORPORATION                                                                                   911,382
       2,010  CME GROUP INCORPORATED                                                                                     1,323,786
       4,830  DAEWOO SECURITIES COMPANY LIMITED                                                                            123,745
       2,621  DEUTSCHE BOERSE AG                                                                                           491,646
      16,257  FEDERATED INVESTORS INCORPORATED CLASS B                                                                     663,123
       5,840  FRANKLIN RESOURCES INCORPORATED                                                                              719,371
      82,408  FRIEDMAN BILLINGS RAMSEY GROUP INCORPORATED CLASS A                                                          246,400
     296,960  FUHWA FINANCIAL HOLDINGS COMPANY LIMITED                                                                     197,900
       9,143  GOLDMAN SACHS GROUP INCORPORATED                                                                           2,072,170
      92,146  GRUPO FINANCIERO BANORTE SA DE CV                                                                            399,588
     136,969  GRUPO FINANCIERO INBURSA SA DE CV                                                                            341,434
       3,000  GUOCO GROUP LIMITED                                                                                           40,265
       2,756  HYUNDAI SECURITIES COMPANY                                                                                    52,358
       1,200  IGM FINANCIAL INCORPORATED                                                                                    61,143
       9,357  INTERCONTINENTAL EXCHANGE INCORPORATED+                                                                    1,562,245
         708  INTERMEDIATE CAPITAL GROUP PLC                                                                                26,346
      12,435  INTERNATIONAL SECURITIES EXCHANGE INCORPORATED                                                               835,508
       9,235  INVESTEC LIMITED                                                                                              98,389
      14,522  INVESTMENT TECHNOLOGY GROUP INCORPORATED+                                                                    663,365
       1,900  JAPAN SECURITIES FINANCE COMPANY LIMITED                                                                      17,065
      18,081  JEFFERIES GROUP INCORPORATED<<                                                                               462,150
      86,600  KIM ENG SECURITIES THAILAND PCL                                                                               63,452
       4,103  KINNEVIK INVESTMENT AB                                                                                        99,847
      50,295  KNIGHT CAPITAL GROUP INCORPORATED+<<                                                                         671,438
      27,355  LABRANCHE & COMPANY INCORPORATED+<<                                                                          145,255
      13,277  LEHMAN BROTHERS HOLDINGS INCORPORATED<<                                                                      831,539
      38,961  MACQUARIE AIRPORTS GROUP                                                                                     149,332
      20,142  MERRILL LYNCH & COMPANY INCORPORATED                                                                       1,207,311
         902  MIRAE ASSET SECURITIES COMPANY LIMITED                                                                       153,736
      24,152  MORGAN STANLEY                                                                                             1,273,293
      13,164  NASDAQ STOCK MARKET INCORPORATED+                                                                            570,791
      19,500  NOMURA HOLDINGS INCORPORATED                                                                                 348,882
      30,500  NOMURA HOLDINGS INCORPORATED ADR                                                                             545,645
       2,103  NYMEX HOLDINGS INCORPORATED                                                                                  261,929
         137  NYSE EURONEXT                                                                                                 11,625
       6,823  NYSE EURONEXT INCORPORATED<<                                                                                 590,872
       4,000  OKASAN HOLDINGS INCORPORATED                                                                                  25,415
          12  PACIFIC MANAGEMENT CORPORATION                                                                                15,983
       6,356  PIPER JAFFRAY COMPANIES INCORPORATED+                                                                        294,410
      83,489  POLARIS SECURITIES COMPANY LIMITED+                                                                           41,017
      48,645  PRESIDENT SECURITIES CORPORATION                                                                              31,212
      16,341  RAYMOND JAMES FINANCIAL INCORPORATED<<                                                                       530,756
           4  RISA PARTNERS INCORPORATED                                                                                     9,972
       2,470  SAMSUNG SECURITIES COMPANY LIMITED                                                                           240,256
      19,174  SEI INVESTMENTS COMPANY                                                                                      594,777
      11,000  SHINKO SECURITIES COMPANY LIMITED                                                                             48,706
      33,100  SUMITOMO CORPORATION                                                                                         491,518
      13,253  SWS GROUP INCORPORATED                                                                                       179,711
      35,736  T. ROWE PRICE GROUP INCORPORATED                                                                           2,197,049

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
       9,240  TD AMERITRADE HOLDING CORPORATION+<<                                                                 $       172,696
       4,082  TONG YANG INVESTMENT BANK                                                                                     73,562
         740  TSX GROUP INCORPORATED                                                                                        39,836
      25,275  UBS AG                                                                                                     1,276,526
      14,079  WADDELL & REED FINANCIAL INCORPORATED                                                                        481,220
       5,530  WOORI INVESTMENT & SECURITIES COMPANY LIMITED                                                                144,081
       4,000  YAMANASHI CHOU BANK LIMITED                                                                                   25,055

                                                                                                                        26,140,835
                                                                                                                   ---------------
SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED: 0.04%
       5,201  ASML HOLDING NV+                                                                                             180,557
       8,070  CABOT MICROELECTRONICS CORPORATION+<<                                                                        301,818

                                                                                                                           482,375
                                                                                                                   ---------------
SEMICONDUCTORS: 0.15%
     110,130  SILICONWARE PRECISION INDUSTRIES COMPANY                                                                     201,403
     836,859  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED                                                         1,571,932
     469,193  UNITED MICROELECTRONICS CORPORATION                                                                          280,684

                                                                                                                         2,054,019
                                                                                                                   ---------------
SOCIAL SERVICES: 0.04%
       2,485  ABERTIS INFRAESTRUCTURAS SA                                                                                   83,190
       2,982  ATLANTIA SPA                                                                                                 113,295
       3,287  BRISA-AUTO ESTRADAS DE PORTUGAL SA                                                                            49,770
      12,140  G4S PLC                                                                                                       54,410
      28,426  TRANSURBAN GROUP                                                                                             180,503

                                                                                                                           481,168
                                                                                                                   ---------------
STEEL PRODUCERS, PRODUCTS: 0.01%
       1,009  SALZGITTER AG                                                                                                160,823
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.52%
       7,768  ADELAIDE BRIGHTON LIMITED                                                                                     24,697
      78,840  ASIA CEMENT CORPORATION                                                                                      114,856
      11,963  BORAL LIMITED                                                                                                 67,722
         751  BUZZI UNICEM SPA                                                                                              20,820
      11,173  CEMENTOS BIO-BIO SA                                                                                           27,626
       1,393  CEMENTOS LIMA SA                                                                                              38,468
     286,731  CEMEX SAB DE CV+                                                                                             818,856
      29,980  CHINA INTERNATIONAL MARINE CONTAINERS COMPANY LIMITED CLASS B                                                 51,982
       4,000  CHOFU SEISAKUSHO COMPANY LIMITED                                                                              65,086
       3,113  CIMPOR CIMENTOS DE PORTUGAL SA                                                                                27,780
       5,200  CLEANUP CORPORATION                                                                                           36,784
       4,897  COMPAGNIE DE SAINT-GOBAIN                                                                                    481,784
      56,876  CORNING INCORPORATED                                                                                       1,381,518
       7,241  CRH PLC                                                                                                      273,485
     101,100  DYNASTY CERAMIC PCL                                                                                           46,297
      15,928  EAGLE MATERIALS INCORPORATED<<                                                                               621,033
       1,470  GOLDSUN DEVELOPMENT & CONSTRUCTION COMPANY LIMITED                                                               729
         180  HEIDELBERGCEMENT AG                                                                                           29,414
         321  IMERYS SA                                                                                                     27,186
      40,000  INDOCEMENT TUNGGAL PRAKARSA TBK PT                                                                            32,871
      30,270  LAFARGE MALAYAN CEMENT BHD                                                                                    47,683
       1,898  LAFARGE SA                                                                                                   302,297
       3,000  NICHIAS CORPORATION                                                                                           10,044
       2,000  NIHON YAMAMURA GLASS COMPANY LIMITED                                                                           4,536
      25,371  OWENS-ILLINOIS INCORPORATED+                                                                               1,138,904
      25,992  PRETORIA PORTLAND CEMENT COMPANY LIMITED                                                                     173,029

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS (continued)
      17,662  REXAM PLC                                                                                            $       176,747
      65,000  SEMEN GRESIK PERSERO TBK PT                                                                                   41,275
      11,300  SIAM CEMENT PCL                                                                                               76,786
       1,177  SIG PLC                                                                                                       20,919
          22  SIKA AG                                                                                                       40,968
       4,510  SUEZ CEMENT COMPANY                                                                                           48,506
       9,000  SUMITOMO OSAKA CEMENT COMPANY LIMITED                                                                         17,819
      18,000  TAIHEIYO CEMENT CORPORATION                                                                                   43,576
     143,420  TAIWAN CEMENT CORPORATION                                                                                    209,160
      74,528  TAIWAN GLASS INDUSTRIAL CORPORATION                                                                           77,503
         600  TITAN CEMENT COMPANY SA                                                                                       26,790
       6,000  TOYO SEIKAN KAISHA LIMITED                                                                                   104,864
     105,500  UNITED TRACTORS TBK PT                                                                                       126,668
     331,800  VANACHAI GROUP PCL                                                                                            40,780

                                                                                                                         6,917,848
                                                                                                                   ---------------
TELECOMMUNICATIONS: 0.03%
       3,084  FIRST QUANTUM MINERALS LIMITED                                                                               292,995
      58,000  HUTCHISON TELECOMMUNICATIONS INTERNATIONAL LIMITED+                                                           81,496

                                                                                                                           374,491
                                                                                                                   ---------------
TEXTILE MILL PRODUCTS: 0.19%
      13,274  ALBANY INTERNATIONAL CORPORATION CLASS A                                                                     513,306
      86,000  CHINA GRAND FORESTRY RESOURCES GROUP LIMITED+                                                                 24,742
     141,110  FAR EASTERN TEXTILE COMPANY LIMITED                                                                          170,362
      43,000  FORMOSA TAFFETA COMPANY LIMITED                                                                               44,517
       1,102  GILDAN ACTIVEWEAR INCORPORATED+                                                                               41,867
      18,822  INTERFACE INCORPORATED                                                                                       328,256
      10,500  KURARAY COMPANY LIMITED                                                                                      128,893
      12,000  MITSUBISHI RAYON COMPANY LIMITED                                                                              64,582
       4,000  NISSHINBO INDUSTRIES INCORPORATED                                                                             53,170
      23,000  TEIJIN LIMITED                                                                                                99,357
      42,000  TORAY INDUSTRIES INCORPORATED                                                                                338,676
      15,000  TOYOBO COMPANY LIMITED                                                                                        31,724
     298,300  UNIVERSAL ROBINA CORPORATION                                                                                  97,632
      26,975  WOLVERINE WORLD WIDE INCORPORATED                                                                            668,171

                                                                                                                         2,605,255
                                                                                                                   ---------------
THEATERS & ENTERTAINMENT: 0.06%
     41,592   REGAL ENTERTAINMENT GROUP CLASS A<<                                                                          823,106
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.72%
       2,785  ALTADIS SA                                                                                                   202,168
      52,272  ALTRIA GROUP INCORPORATED                                                                                  4,054,216
       6,700  BRITISH AMERICAN TOBACCO MALAYSIA BHD                                                                         80,153
      18,474  BRITISH AMERICAN TOBACCO PLC                                                                                 716,703
       8,071  IMPERIAL TOBACCO GROUP PLC                                                                                   417,322
         134  JAPAN TOBACCO INCORPORATED                                                                                   757,341
      68,500  PT GUDANG GARAM TBK                                                                                           61,409
       3,918  REYNOLDS AMERICAN INCORPORATED<<                                                                             274,338
       3,500  SOUZA CRUZ SA                                                                                                 98,985
       3,000  SWEDISH MATCH AB                                                                                              69,249
     370,000  TELEKOMUNIKASI INDONESIA TBK PT                                                                              400,800
      14,398  UNIVERSAL CORPORATION                                                                                        772,885
      28,706  UST INCORPORATED<<                                                                                         1,662,077

                                                                                                                         9,567,646
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION BY AIR: 0.57%
         200  ACE AVIATION HOLDINGS INCORPORATED+                                                                  $         5,478
          67  AEROPLAN INCOME FUND                                                                                           1,536
         300  AEROPORTS DE PARIS                                                                                            34,233
      92,000  AIR CHINA                                                                                                    116,153
       2,750  AIR FRANCE-KLM                                                                                                98,888
      58,400  AIRASIA BHD+                                                                                                  31,938
      53,200  AIRPORTS OF THAILAND PCL                                                                                      89,590
      20,432  ALASKA AIR GROUP INCORPORATED+<<                                                                             517,543
      32,900  ALITALIA SPA+                                                                                                 39,371
      14,000  ALL NIPPON AIRWAYS COMPANY LIMITED                                                                            54,430
      42,208  AMR CORPORATION+<<                                                                                           893,965
       1,917  ARRIVA PLC                                                                                                    32,239
      46,004  BAE SYSTEMS PLC                                                                                              435,071
       6,732  BRITISH AIRWAYS PLC+                                                                                          47,231
      20,000  CATHAY PACIFIC AIRWAYS LIMITED                                                                                52,531
      54,582  CHINA AIRLINES                                                                                                23,939
      10,705  COBHAM PLC                                                                                                    45,778
      16,205  CONTINENTAL AIRLINES INCORPORATED CLASS B+                                                                   456,171
      32,400  DELTA AIR LINES INCORPORATED+                                                                                640,224
       2,309  DEUTSCHE LUFTHANSA AG                                                                                         62,323
         820  ELBIT SYSTEMS LIMITED                                                                                         46,264
       3,461  EUROPEAN AERONAUTIC DEFENCE & SPACE COMPANY                                                                  111,088
     128,000  EVA AIRWAYS CORPORATION+                                                                                      51,181
       6,800  FEDEX CORPORATION                                                                                            669,596
       2,753  FINMECCANICA SPA                                                                                              82,161
       5,427  IBERIA LINEAS AEREAS DE ESPANA SA                                                                             25,565
      20,000  JAPAN AIRLINES CORPORATION                                                                                    47,698
          63  JAZZ AIR INCOME FUND                                                                                             476
      26,778  JETBLUE AIRWAYS CORPORATION+<<                                                                               187,446
         397  KLOECKNER & COMPANY                                                                                           19,027
       1,500  KOREAN AIR LINES COMPANY LIMITED                                                                             126,364
       5,565  LAN AIRLINES SA                                                                                               81,943
      23,067  MALAYSIAN AIRLINE SYSTEM BHD+                                                                                 33,594
       6,876  MEGGITT PLC                                                                                                   43,961
      33,414  QANTAS AIRWAYS LIMITED                                                                                       172,631
      31,852  RYANAIR HOLDINGS PLC+                                                                                        232,058
      32,635  SKYWEST INCORPORATED                                                                                         858,627
      27,900  SOUTHWEST AIRLINES COMPANY                                                                                   394,785
       8,860  TAV HAVALIMANLARI HOLDING AS+                                                                                 83,098
      76,300  THAI AIRWAYS INTERNATIONAL PCL                                                                                82,843
         940  THALES SA                                                                                                     56,231
       4,845  TUI AG                                                                                                       136,019
       3,565  TURK HAVA YOLLARI ANONIM ORTAKLIGI                                                                            23,797
      14,425  US AIRWAYS GROUP INCORPORATED+<<                                                                             299,607
       1,900  WESTJET AIRLINES LIMITED                                                                                      38,173
         444  ZODIAC SA                                                                                                     29,113

                                                                                                                         7,611,978
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 2.18%
     123,000  AAPICO HITECH PCL                                                                                             37,793
      12,842  AAR CORPORATION+<<                                                                                           424,043
       5,900  AISIN SEIKI COMPANY LIMITED                                                                                  237,349
      23,120  AMERICAN AXLE & MANUFACTURING HOLDINGS                                                                       534,534
      36,917  ARVIN INDUSTRIES INCORPORATED<<                                                                              373,231
         149  BAYERISCHE MOTOREN WERKE AG                                                                                    7,555
       4,521  BBA AVIATION PLC                                                                                              20,309
      26,068  BOEING COMPANY                                                                                             2,412,333
      13,888  BOMBARDIER INCORPORATED CLASS B+                                                                              84,027
       8,000  BOSCH CORPORATION                                                                                             40,679
      15,378  BRUNSWICK CORPORATION<<                                                                                      313,557
       2,500  CAE INCORPORATED                                                                                              29,451

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
       7,000  CALSONIC KANSEI CORPORATION                                                                          $        39,437
      30,150  CHINA MOTOR COMPANY LIMITED                                                                                   23,410
          20  CHONGQING CHANGAN AUTOMOBILE COMPANY LIMITED                                                                      22
      26,506  COATES HIRE LIMITED                                                                                          152,859
       5,000  DAIHATSU MOTOR COMPANY LIMITED                                                                                49,993
      12,642  DAIMLERCHRYSLER AG                                                                                         1,286,301
      14,400  DENSO CORPORATION                                                                                            587,067
     104,000  DENWAY MOTORS LIMITED                                                                                         67,856
      94,900  DRB-HICOM BHD                                                                                                 46,540
         800  EXEDY CORPORATION                                                                                             27,431
       9,191  FIAT SPA                                                                                                     252,381
      72,600  FORD MOTOR COMPANY+<<                                                                                        545,226
       1,200  FUTABA INDUSTRIAL COMPANY LIMITED                                                                             32,507
       8,359  GENERAL DYNAMICS CORPORATION                                                                                 742,112
      11,702  GENERAL MOTORS CORPORATION<<                                                                                 349,071
      30,279  GENUINE PARTS COMPANY                                                                                      1,454,906
         115  GEORG FISCHER AG                                                                                              75,648
       7,091  GKN PLC                                                                                                       46,651
      12,400  GROUP 1 AUTOMOTIVE INCORPORATED                                                                              333,312
         899  GUD HOLDINGS LIMITED                                                                                           8,662
      11,351  HARSCO CORPORATION                                                                                           681,855
      16,000  HINO MOTORS LIMITED                                                                                           97,917
      50,800  HONDA MOTOR COMPANY LIMITED                                                                                1,719,012
          25  HONDA MOTOR COMPANY LIMITED ADR                                                                                  860
      17,077  HONEYWELL INTERNATIONAL INCORPORATED                                                                         966,900
         527  HYUNDAI MIPO DOCKYARD COMPANY LIMITED                                                                        182,789
       2,380  HYUNDAI MOBIS                                                                                                222,717
       5,117  HYUNDAI MOTOR COMPANY LIMITED                                                                                384,962
      36,000  ISUZU MOTORS LIMITED                                                                                         167,178
      24,584  ITT CORPORATION                                                                                            1,584,193
       2,000  JAPAN AVIATION ELECTRONICS INDUSTRY LIMITED                                                                   30,041
      13,886  JOHNSON CONTROLS INCORPORATED<<                                                                              536,277
       8,500  JTEKT CORPORATION                                                                                            145,957
       5,000  KAYABA INDUSTRY COMPANY LIMITED                                                                               29,699
       2,100  KEIHIN CORPORATION                                                                                            38,933
      10,340  KIA MOTORS CORPORATION                                                                                       113,935
      27,498  KING YUAN ELECTRONICS COMPANY LIMITED                                                                         14,830
       4,000  KOITO MANUFACTURING COMPANY LIMITED                                                                           53,926
      34,012  LEAR CORPORATION+<<                                                                                        1,001,313
       1,000  MAGNA INTERNATIONAL INCORPORATED CLASS A                                                                      84,904
      11,620  MAHINDRA & MAHINDRA LIMITED                                                                                  218,224
      28,000  MAZDA MOTOR CORPORATION                                                                                      150,439
      92,000  MITSUBISHI MOTORS CORPORATION+                                                                               173,874
      24,000  MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED                                                            108,860
      13,363  MONACO COACH CORPORATION                                                                                     120,668
         558  MTU AERO ENGINES HOLDINGS                                                                                     29,812
       5,000  NGK SPARK PLUG COMPANY LIMITED                                                                                88,107
       6,000  NHK SPRING COMPANY LIMITED                                                                                    60,046
       1,100  NIFCO INCORPORATED                                                                                            26,878
       1,000  NIPPON SEIKI COMPANY LIMITED                                                                                  21,509
       6,000  NISSAN SHATAI COMPANY LIMITED                                                                                 46,924
         900  NISSIN KOGYO COMPANY LIMITED                                                                                  20,857
       3,300  NOK CORPORATION                                                                                               66,674
       1,010  NOKIAN RENKAAT OYJ                                                                                            38,447
       7,968  NORTHROP GRUMMAN CORPORATION                                                                                 627,799
      23,600  ORIENTAL HOLDINGS BHD                                                                                         46,295
       9,429  OSHKOSH TRUCK CORPORATION                                                                                    453,441
      28,055  PIRELLI & COMPANY SPA                                                                                         33,389
         115  PORSCHE AG                                                                                                   252,662
      12,700  PROTON HOLDINGS BHD                                                                                           13,589
       2,462  RENAULT SA                                                                                                   358,197
       3,920  SCANIA AB CLASS B                                                                                             98,154

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION EQUIPMENT (continued)
      22,200  SEMBCORP MARINE LIMITED                                                                              $        67,459
      11,000  SHINMAYWA INDUSTRIES LIMITED                                                                                  43,657
      34,339  SPIRIT AEROSYSTEMS HOLDINGS INCORPORATED+                                                                  1,200,148
       1,469  STX SHIPBUILDING COMPANY LIMITED                                                                              97,279
       6,900  SUMITOMO RUBBER INDUSTRIES                                                                                    67,066
       9,916  SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED<<                                                             183,644
      12,900  SUZUKI MOTOR CORPORATION                                                                                     419,106
         700  TACHI-S COMPANY LIMITED                                                                                        5,349
         900  TAKATA CORPORATION                                                                                            26,648
      14,126  TATA MOTORS LIMITED<<                                                                                        263,732
       6,000  TEXTRON INCORPORATED                                                                                         414,300
      13,600  THAI STANLEY ELECTRIC PCL                                                                                     60,672
       4,538  TOFAS TURK OTOMOBIL FABRIKASI AS                                                                              22,048
       2,400  TOYODA GOSEI COMPANY LIMITED                                                                                  85,749
       5,200  TOYOTA AUTO BODY COMPANY LIMITED                                                                              85,688
       4,300  TOYOTA BOSHOKU CORPORATION                                                                                   143,185
       6,500  TOYOTA INDUSTRIES CORPORATION                                                                                271,430
      11,101  TRINITY INDUSTRIES INCORPORATED<<                                                                            280,966
         600  TS TECH COMPANY LIMITED                                                                                       30,077
      23,400  UMW HOLDINGS BHD                                                                                             104,325
      22,937  UNITED TECHNOLOGIES CORPORATION                                                                            1,714,999
       2,740  VALEO SA                                                                                                     138,293
       1,857  VOLKSWAGEN AG                                                                                                445,104
       4,900  VOLVO AB CLASS A                                                                                              83,201
      13,980  VOLVO AB CLASS B                                                                                             238,471
      16,092  WABASH NATIONAL CORPORATION<<                                                                                111,196
      15,928  WABTEC CORPORATION                                                                                           540,596
      20,000  XINYI GLASS HOLDING COMPANY LIMITED                                                                           22,862
       5,100  YAMAHA MOTOR COMPANY LIMITED                                                                                 138,613
      59,471  YANG MING MARINE TRANSPORT                                                                                    46,269
      31,461  YUE LOONG MOTOR                                                                                               31,791

                                                                                                                        29,133,219
                                                                                                                   ---------------
TRANSPORTATION SERVICES: 0.48%
      14,336  ASCIANO GROUP+                                                                                                94,070
      48,400  BANGKOK EXPRESSWAY PCL                                                                                        32,603
         394  CARGOTEC CORPORATION                                                                                          20,710
      23,484  CH ROBINSON WORLDWIDE INCORPORATED                                                                         1,210,600
       1,951  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA                                                       31,140
          98  CINTRA CONCESIONES I07+(A)                                                                                     1,557
     108,000  COMFORTDELGRO CORPORATION LIMITED                                                                            142,459
       9,995  DEUTSCHE POST AG                                                                                             339,381
      39,835  EXPEDIA INCORPORATED+<<                                                                                    1,298,621
      28,756  EXPEDITORS INTERNATIONAL WASHINGTON INCORPORATED                                                           1,349,232
       4,203  FIRSTGROUP PLC                                                                                                61,351
         462  GO-AHEAD GROUP PLC                                                                                            23,508
       6,000  KAMIGUMI COMPANY LIMITED                                                                                      46,654
         536  KUEHNE & NAGEL INTERNATIONAL AG                                                                               55,088
       1,411  NATIONAL EXPRESS GROUP PLC                                                                                    34,347
      17,870  PACER INTERNATIONAL INCORPORATED                                                                             245,891
         143  PANALPINA WELTTRANSPORT HOLDING AG                                                                            25,897
      41,000  POS MALAYSIA & SERVICES HOLDINGS BHD                                                                          32,781
       1,684  SBS TRANSIT LIMITED                                                                                            3,431
      15,200  SINGAPORE AIRLINES LIMITED                                                                                   187,901
      31,000  SINGAPORE POST LIMITED                                                                                        23,336
       3,000  SMRT CORPORATION LIMITED                                                                                       3,336
         299  SOCIETE DES AUTOROUTES PARIS-RHIN-RHONE                                                                       33,235
       5,131  STAGECOACH GROUP PLC                                                                                          26,054
       4,625  THOMAS COOK GROUP PLC+                                                                                        25,198
       6,027  TNT NV                                                                                                       246,794
      30,000  TOKYU CORPORATION                                                                                            208,973
      14,504  TOLL HOLDINGS LIMITED                                                                                        175,614

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
TRANSPORTATION SERVICES (continued)
       3,600  TRANSPORT INTERNATIONAL HOLDINGS LIMITED                                                             $        16,345
      11,522  UTI WORLDWIDE INCORPORATED                                                                                   273,417
      11,000  YAMATO HOLDINGS COMPANY LIMITED                                                                              153,247

                                                                                                                         6,422,771
                                                                                                                   ---------------

WATER TRANSPORTATION: 0.45%
           7  A.P. MOLLER-MAERSK A/S                                                                                        82,116
       4,600  AMERICAN COMMERCIAL LINES INCORPORATED+<<                                                                     79,994
      10,500  CARNIVAL CORPORATION                                                                                         473,760
       1,642  CARNIVAL PLC                                                                                                  71,635
      45,650  CHINA SHIPPING CONTAINER LINES COMPANY LIMITED CLASS H                                                        40,983
      29,545  CIA SUDAMERICANA DE VAPORES SA+                                                                               67,154
      16,000  COSCO CORPORATION SINGAPORE LIMITED                                                                           78,453
      69,500  COSCO HOLDINGS                                                                                               258,864
         226  D S NORDEN                                                                                                    24,472
       4,000  DAIICHI CHUO KISEN KAISHA                                                                                     27,539
       2,574  DS TORM AS                                                                                                    98,968
      98,000  EVERGREEN MARINE CORPORATION (TAIWAN) LIMITED                                                                 84,142
      30,000  EZRA HOLDINGS LIMITED                                                                                         69,199
      13,042  GENERAL MARITIME CORPORATION<<                                                                               348,221
       2,610  HANJIN SHIPPING COMPANY LIMITED                                                                              122,120
       2,670  HYUNDAI MERCHANT MARINE COMPANY LIMITED                                                                      120,435
       2,200  IINO KAIUN KAISHA LIMITED                                                                                     25,383
     134,600  INTERNATIONAL CONTAINER TERM SERVICES INCORPORATED                                                           147,895
      61,000  JAYA HOLDINGS LIMITED                                                                                         76,671
      17,000  KAWASAKI KISEN KAISHA LIMITED                                                                                201,188
       6,740  KIRBY CORPORATION+                                                                                           323,992
     169,800  MISC BHD                                                                                                     499,634
      34,000  MITSUI OSK LINES LIMITED                                                                                     505,188
      10,000  NEPTUNE ORIENT LINES LIMITED                                                                                  28,729
      35,000  NIPPON YUSEN KABUSHIKI KAISHA                                                                                301,129
       4,000  ORIENT OVERSEAS INTERNATIONAL LIMITED                                                                         30,594
      29,000  PACIFIC BASIN SHIPPING LIMITED                                                                                59,595
      73,800  REGIONAL CONTAINER LINES PCL                                                                                  63,231
      24,772  ROYAL CARIBBEAN CRUISES LIMITED                                                                            1,004,752
      10,900  SCOMI MARINE BHD                                                                                               3,240
       2,000  SHINWA KAIUN KAISHA LIMITED                                                                                   15,299
      16,000  SINCERE NAVIGATION CORPORATION                                                                                30,203
      17,000  STX PAN OCEAN COMPANY LIMITED                                                                                 36,865
       7,300  TEEKAY CORPORATION<<                                                                                         410,625
      74,400  THORESEN THAI AGENCIES PCL                                                                                   113,202
      22,000  U-MING TRANSPORT CORPORATION                                                                                  58,918

                                                                                                                         5,984,388
                                                                                                                   ---------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.16%
      23,582  AIRGAS INCORPORATED                                                                                        1,166,837
      20,472  ALFA SA DE CV                                                                                                133,258
       1,000  ALFRESA HOLDINGS CORPORATION                                                                                  57,598
      24,523  AMERISOURCEBERGEN CORPORATION                                                                              1,112,609
       5,763  BROWN-FORMAN CORPORATION CLASS B                                                                             407,098
      16,999  ENDO PHARMACEUTICALS HOLDINGS INCORPORATED+<<                                                                465,943
      29,500  ESPRIT HOLDINGS LIMITED                                                                                      442,541
          77  GALENICA AG                                                                                                   41,813
       5,145  HAGEMEYER NV                                                                                                  35,075
      11,883  HENRY SCHEIN INCORPORATED+<<                                                                                 702,879
       5,257  HERBALIFE LIMITED                                                                                            220,111
         517  HERBALIFE LIMITED                                                                                             21,492
       2,500  HITACHI HIGH-TECHNOLOGIES CORPORATION                                                                         55,798
       4,562  INCHCAPE PLC                                                                                                  38,454
     172,900  IT CITY PCL                                                                                                   32,437

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE NON-DURABLE GOODS (continued)
      46,000  ITOCHU CORPORATION                                                                                   $       481,879
       8,227  JARDINE CYCLE & CARRIAGE LIMITED                                                                             118,746
       4,540  KT&G CORPORATION                                                                                             378,518
       2,280  LG CHEM LIMITED                                                                                              243,061
      62,000  LI & FUNG LIMITED                                                                                            246,855
      10,742  MCKESSON CORPORATION                                                                                         716,814
       3,448  MEDA AB CLASS A                                                                                               46,136
       9,881  MEDCO HEALTH SOLUTIONS INCORPORATED+                                                                         988,001
       4,900  MEDICEO PALTAC HOLDINGS COMPANY LIMITED                                                                       67,647
         968  METRO INCORPORATED CLASS A                                                                                    28,073
      26,681  NU SKIN ENTERPRISES INCORPORATED                                                                             471,987
      16,709  PERFORMANCE FOOD GROUP COMPANY+<<                                                                            462,672
       1,900  SANKYO COMPANY LIMITED                                                                                        85,497
       3,300  SASKATCHEWAN WHEAT POOL                                                                                       36,830
       4,000  SATORI ELECTRIC COMPANY LIMITED                                                                               46,762
      10,968  SIEMENS AG                                                                                                 1,664,254
      43,357  SMURFIT-STONE CONTAINER CORPORATION+<<                                                                       477,361
      29,200  SOJITZ CORPORATION                                                                                           114,051
      37,835  SUPERVALU INCORPORATED                                                                                     1,584,151
      21,348  SYSCO CORPORATION                                                                                            694,023
       1,400  TOHO PHARMACEUTICAL                                                                                           26,963
      10,487  TRACTOR SUPPLY COMPANY+<<                                                                                    430,177
     148,400  UNI-PRESIDENT ENTERPRISES CORPORATION                                                                        192,043
      13,341  UNITED NATURAL FOODS INCORPORATED+<<                                                                         390,758
       9,303  UNITED STATIONERS INCORPORATED+<<                                                                            471,290
       6,622  WOLSELEY PLC                                                                                                  94,551

                                                                                                                        15,493,043
                                                                                                                   ---------------
WHOLESALE TRADE-DURABLE GOODS: 0.96%
       1,800  ABC-MART INCORPORATED                                                                                         39,932
       3,083  ALESCO CORPORATION LIMITED                                                                                    27,228
      16,700  ARROW ELECTRONICS INCORPORATED+                                                                              618,067
      20,200  AVNET INCORPORATED+                                                                                          696,900
       7,800  BORGWARNER INCORPORATED                                                                                      753,558
       5,200  CANON MARKETING JAPAN INCORPORATED                                                                           105,998
         808  CELESIO AG                                                                                                    46,715
      70,000  CMC MAGNETICS CORPORATION+                                                                                    25,820
       1,706  CORPORATE EXPRESS                                                                                             15,125
       3,960  DAEWOO INTERNATIONAL CORPORATION                                                                             162,716
     248,180  DIGITAL CHINA HOLDINGS LIMITED                                                                               168,939
      15,852  DYNO NOBEL LIMITED                                                                                            34,299
       1,800  FINNING INTERNATIONAL INCORPORATED                                                                            49,268
       3,100  FUJI ELECTRONICS COMPANY LIMITED                                                                              28,429
       4,800  HAKUTO COMPANY LIMITED                                                                                        63,804
      12,000  HANWA COMPANY LIMITED                                                                                         56,590
       2,640  HANWHA CORPORATION                                                                                           200,046
      52,667  IKON OFFICE SOLUTIONS INCORPORATED                                                                           665,184
       2,200  INABA DENKI SANGYO COMPANY LIMITED                                                                            81,969
      25,396  INGRAM MICRO INCORPORATED+                                                                                   505,380
      24,641  INSIGHT ENTERPRISES INCORPORATED+                                                                            488,138
       9,000  JFE SHOJI HOLDINGS INCORPORATED                                                                               58,966
       3,800  KAGA ELECTRONICS COMPANY LIMITED                                                                              56,154
       3,500  KATO SANGYO COMPANY LIMITED                                                                                   42,146
       3,100  KURODA ELECTRIC COMPANY LIMITED                                                                               49,660
          30  KYOCERA CORPORATION                                                                                            2,693
       1,600  LG INTERNATIONAL CORPORATION                                                                                  36,216
       1,300  MACNICA INCORPORATED                                                                                          27,670
       5,593  MARTIN MARIETTA MATERIALS INCORPORATED                                                                       752,538
      16,866  METCASH LIMITED                                                                                               65,092
          33  MITSUBISHI CORPORATION                                                                                         1,892
      43,000  MITSUI & COMPANY LIMITED                                                                                     979,076
         263  MITSUI & COMPANY LIMITED ADR                                                                                 120,980

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                             VALUE
WHOLESALE TRADE-DURABLE GOODS (continued)
       6,000  NAGASE & COMPANY LIMITED                                                                             $        67,498
       3,000  NIDEC CORPORATION                                                                                            224,632
      20,700  OMNICARE INCORPORATED                                                                                        527,436
      17,431  PATTERSON COMPANIES INCORPORATED+<<                                                                          560,930
      19,926  PEP BOYS-MANNY, MOE & JACK<<                                                                                 217,791
      15,387  POOL CORPORATION<<                                                                                           328,051
       8,092  PREMIER FOODS PLC                                                                                             33,273
      10,633  RELIANCE STEEL & ALUMINUM COMPANY                                                                            548,556
       3,400  RYOSHOKU LIMITED                                                                                              70,378
       9,300  RYOYO ELECTRO CORPORATION                                                                                    137,514
       5,427  SAMSUNG CORPORATION                                                                                          381,183
         988  SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED<<                                                                 8,471
      91,324  SYCAMORE NETWORKS INCORPORATED+                                                                              351,597
      28,904  TECH DATA CORPORATION+                                                                                     1,087,079
       2,600  TOMEN ELECTRONICS CORPORATION                                                                                 33,554
       3,700  TOYO CORPORATION                                                                                              48,516
         274  TRYGVESTA A/S                                                                                                 21,419
       2,100  VALOR COMPANY LIMITED                                                                                         28,236
       6,167  WESCO INTERNATIONAL INCORPORATED+                                                                            249,640
      10,180  WW GRAINGER INCORPORATED                                                                                     898,868

                                                                                                                        12,851,810
                                                                                                                   ---------------

                                                                                                                     1,395,122,973
                                                                                                                   ---------------
TOTAL COMMON STOCKS (COST $1,272,999,770)

RIGHTS:0.04%
       1,163  CIA GENERAL DE ELECTRICIDAD RIGHTS+(A)                                                                            23
       1,951  CINTRA CONCESIONES DE INFRAESTRUCTURAS DE TRANSPORTE SA RIGHTS+                                                1,570
       9,826  OTP BANK RIGHTS                                                                                              487,200
       2,200  STOREBRAND ASA RIGHTS+                                                                                         5,156
     887,193  TMB BANK RIGHTS+(A)                                                                                            1,311

                                                                                                                           495,260
                                                                                                                   ---------------
TOTAL RIGHTS (COST $517,571)

                                                                                                     EXPIRATION
                                                                                                        DATE
WARRANTS - 0.00%
     105,766  CHAMPION TECH WARRANTS+(A)                                                             04/16/2009                  0
       6,000  CHINA OVERSEAS LAND & INVESTMENTS WARRANTS+                                            08/27/2008              4,470
     123,533  ERAWAN WARRANTS+                                                                       12/17/2007              2,920
       1,111  INDUSTRIAL & COMMERCIAL BANK WARRANTS+                                                 11/06/2008                192
     203,875  MATAHARI PUTRA WARRANTS+                                                               07/12/2010              1,414
         162  WESTERNZAGROS RESOURCES LIMITED WARRANTS+                                              01/18/2008                 45

                                                                                                                             9,041
                                                                                                                   ---------------
TOTAL WARRANTS (COST $267)

PREFERRED STOCKS: 0.59%
      23,200  ARACRUZ CELULOSE SA PREFERRED CLASS B                                                                        180,920
      37,616  BANCO BRADESCO SA                                                                                          1,193,926
      35,990  BANCO ITAU HOLDING FINANCEIRA SA                                                                             993,755
      10,289  CIA ENERGETICA DE MINAS GERAIS PREFERRED                                                                     218,785
      72,230  COMPANHIA VALE DO RIO DOCE CLASS A                                                                         2,101,185
       5,767  MALAYSIAN AIRLINE BHD PREFERRED+                                                                               1,860
       2,628  METALURGICA GERDAU SA                                                                                        102,294
      58,152  PETROLEO BRASILEIRO SA                                                                                     2,332,308
         424  RWE AG PREFERRED                                                                                              50,113
      12,177  TELE NORTE LESTE PARTICIPACOES SA                                                                            253,362
       9,782  UNIPOL PREFERRED                                                                                              34,739
       6,269  USINAS SIDERURGICAS DE MINAS GERAIS SA CLASS A                                                               317,848
       1,324  VOLKSWAGEN AG PREFERRED                                                                                      200,842

                                                                                                                         7,981,937
                                                                                                                   ---------------
TOTAL PREFERRED STOCKS (COST $4,648,267)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING:17.81%

COLLATERAL INVESTED IN OTHER ASSETS: 17.81%
$    828,437  AMSTEL FUNDING CORPORATION                                                4.82%        12/04/2007    $       828,329
     650,915  ATOMIUM FUNDING LLC++                                                     5.10         12/04/2007            650,830
   1,479,352  BANCO SANTANDER TOTTA LOAN+++/-                                           4.67         10/15/2008          1,476,379
   1,479,352  BANK OF IRELAND SERIES EXTC+++/-                                          4.86         10/14/2008          1,476,512
   5,402,594  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,404,773)                                                         4.84         12/03/2007          5,402,594
   1,183,482  BARTON CAPITAL CORPORATION++                                              5.06         12/12/2007          1,182,085
   2,958,704  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,959,873)               4.74         12/03/2007          2,958,704
  12,799,354  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $12,804,463)                          4.79         12/03/2007         12,799,354
   1,183,482  BNP PARIBAS+/-                                                            4.85         11/07/2008          1,183,482
   2,662,834  BRYANT PARK FUNDING LLC                                                   5.01         12/31/2007          2,652,848
   1,578,587  BRYANT PARK FUNDING LLC                                                   5.06         12/13/2007          1,576,503
     473,393  CHARIOT FUNDING LLC++                                                     4.70         12/05/2007            473,270
   3,220,550  CHARIOT FUNDING LLC                                                       5.02         12/28/2007          3,209,761
   3,846,315  CHEYNE FINANCE LLC+++/-^^                                                 4.61         02/25/2008          3,461,684
   2,958,704  CHEYNE FINANCE LLC+++/-^^                                                 4.67         05/19/2008          2,662,834
     591,741  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            590,688
  17,537,044  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $17,544,015)                                                        4.77         12/03/2007         17,537,044
   3,550,445  CLIPPER RECEIVABLES CORPORATION                                           4.75         12/03/2007          3,550,445
   3,195,401  CLIPPER RECEIVABLES CORPORATION++                                         5.13         12/14/2007          3,190,767
     295,870  COMERICA BANK+/-                                                          4.67         02/08/2008            295,293
   4,497,230  CRC FUNDING LLC++                                                         4.90         12/05/2007          4,496,061
  14,793,521  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,799,426)                               4.79         12/03/2007         14,793,521
   1,479,352  CULLINAN FINANCE CORPORATION+++/-                                         4.57         02/12/2008          1,475,979
   4,438,056  CULLINAN FINANCE CORPORATION+++/-                                         4.76         08/04/2008          4,408,810
   3,550,445  CULLINAN FINANCE CORPORATION+++/-                                         4.77         02/25/2008          3,550,445
   1,005,959  ERASMUS CAPITAL CORPORATION++                                             5.15         12/03/2007          1,005,959
   1,775,223  FAIRWAY FINANCE CORPORATION++                                             4.73         12/06/2007          1,774,530
   2,366,963  FAIRWAY FINANCE CORPORATION++                                             5.03         12/10/2007          2,364,809
   4,438,056  FALCON ASSET SECURITIZATION CORPORATION                                   5.02         12/24/2007          4,425,719
     414,219  FCAR OWNER TRUST SERIES I                                                 4.91         12/13/2007            413,672
   5,917,408  FIVE FINANCE INCORPORATED+++/-                                            5.18         07/09/2008          5,869,655
   1,420,178  GALLEON CAPITAL LLC                                                       4.82         12/07/2007          1,419,440
   5,917,408  GALLEON CAPITAL LLC++                                                     4.90         12/04/2007          5,916,639
      76,926  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $76,957)                                   4.76         12/03/2007             76,926
      76,926  GREENWICH CAPITAL HOLDINGS REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $76,957)                                   4.76         12/03/2007             76,926
     591,741  HARRIER FINANCE FUNDING LLC+/-                                            4.81         04/25/2008            591,741
   1,479,352  HARRIER FINANCE FUNDING LLC+++/-                                          5.20         01/11/2008          1,477,399
   2,958,704  HUDSON-THAMES LLC+++/-                                                    5.67         06/16/2008          2,939,650
   3,846,315  ING USA ANNUITY & LIFE INSURANCE+/-                                       4.73         08/16/2008          3,846,315
   1,479,352  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                4.80         10/24/2008          1,476,674
  31,439,191  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $31,451,740)                          4.79         12/03/2007         31,439,191
   3,402,510  KESTREL FUNDING US LLC+++/-                                               4.76         02/25/2008          3,399,992
     591,741  KESTREL FUNDING US LLC+/-                                                 4.81         04/25/2008            591,741
   3,025,275  KITTY HAWK FUNDING CORPORATION                                            4.74         12/06/2007          3,024,095
     625,233  LIBERTY STREET FUNDING CORPORATION++                                      5.20         12/03/2007            625,233
   2,958,704  LINKS FINANCE LLC+++/-                                                    4.76         08/15/2008          2,932,253
   4,378,882  LIQUID FUNDING LIMITED+++/-                                               5.70         06/11/2008          4,379,451
     194,831  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $194,908)                             4.75         12/03/2007            194,831
   1,183,482  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $1,183,952)                                               4.77         12/03/2007          1,183,482
  13,573,837  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $13,579,233)                                              4.77         12/03/2007         13,573,837

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED STOCK PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    273,680  MORGAN STANLEY SERIES EXL+/-                                              4.78%        10/15/2008    $       273,680
     946,785  NEWPORT FUNDING CORPORATION++                                             4.72         12/03/2007            946,785
   2,958,704  NORTHERN ROCK PLCSS.+++/-                                                 4.71         10/03/2008          2,927,372
   1,479,352  PREMIUM ASSET TRUST+/-                                                    4.71         09/16/2008          1,479,352
   1,686,461  PREMIUM ASSET TRUST+++/-                                                  5.33         12/21/2007          1,686,124
     239,359  RACERS TRUST SERIES 2004-6-MM+++/-                                        4.93         03/22/2008            239,359
   2,366,963  RANGER FUNDING CORPORATION++                                              4.86         12/17/2007          2,362,608
   2,130,267  SEDNA FINANCE INCORPORATED+++/-                                           4.63         04/10/2008          2,121,682
   1,508,939  SHIPROCK FINANCE SERIES 2007-4A+++/-                                      4.72         04/11/2008          1,508,939
   1,479,352  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.67         02/04/2008          1,476,956
   1,153,895  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                            4.79         02/29/2008          1,153,199
   1,183,482  SLM CORPORATION+++/-                                                      4.66         05/12/2008          1,174,582
   2,662,834  SOLITAIRE FUNDING LLC                                                     4.99         12/26/2007          2,654,632
   2,958,704  SOLITAIRE FUNDING LLC                                                     4.99         12/31/2007          2,947,609
   2,958,704  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    4.88         02/15/2008          2,936,041
   1,834,397  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    5.23         04/03/2008          1,812,512
   4,733,927  THUNDER BAY FUNDING INCORPORATED                                          4.77         12/03/2007          4,733,927
     342,085  TRAVELERS INSURANCE COMPANY+/-                                            4.74         02/08/2008            342,079
   1,479,352  UNICREDITO ITALIANO BANK (IRELAND)+/-                                     4.67         10/14/2008          1,477,163
   1,479,352  UNICREDITO ITALIANO BANK (IRELAND) SERIES EXL+++/-                        4.69         10/08/2008          1,477,621
   2,958,704  VERSAILLES CDS LLC                                                        4.97         12/05/2007          2,957,935
   1,775,223  VERSAILLES CDS LLC                                                        5.11         12/11/2007          1,773,359
   2,544,486  VICTORIA FINANCE LLC+++/-(k)                                              4.76         07/28/2008          2,486,064
   1,479,352  VICTORIA FINANCE LLC+++/-(k)                                              4.78         08/07/2008          1,479,352
   2,958,704  WHITE PINE FINANCE LLC+++/-                                               4.98         02/22/2008          2,949,918

                                                                                                                       238,283,232
                                                                                                                   ---------------

                                                                                                                       238,283,232
                                                                                                                   ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $238,963,733)

SHORT-TERM INVESTMENTS: 0.45%

MUTUAL FUNDS: 0.45%
   5,998,952  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                5,998,952
                                                                                                                   ---------------

                                                                                                                         5,998,952
                                                                                                                   ---------------
TOTAL SHORT-TERM INVESTMENTS (COST $5,998,952)

TOTAL INVESTMENTS IN SECURITIES
(COST $1,523,128,560)*                                            123.16%                                          $ 1,647,891,395

OTHER ASSETS AND LIABILITIES, NET                                 (23.16)                                             (309,889,801)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $ 1,338,001,594
                                                                  ------                                           ---------------

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

#    LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,720,782.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

(a) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

+/-  VARIABLE RATE INVESTMENTS.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $2,167,509. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.47% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++  SHORT-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,998,952.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 20.09%

AGRICULTURAL SERVICES: 0.02%
$    150,000  BUNGE LIMITED FINANCE CORPORATION                                         5.10%        07/15/2015    $       145,706
                                                                                                                   ---------------
APPAREL & ACCESSORY STORES: 0.08%
     150,000  JCPENNEY CORPORATION INCORPORATED                                         6.38         10/15/2036            133,704
     250,000  JCPENNEY CORPORATION INCORPORATED                                         7.95         04/01/2017            278,903
      65,000  KOHL'S CORPORATION                                                        6.00         01/15/2033             56,263
      65,000  LIMITED BRANDS                                                            5.25         11/01/2014             57,687
     125,000  MAY DEPARTMENT STORES COMPANY                                             4.80         07/15/2009            125,123

                                                                                                                           651,680
                                                                                                                   ---------------
APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.01%
     100,000  VF CORPORATION                                                            5.95         11/01/2017            100,061
                                                                                                                   ---------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 0.03%
     250,000  JOHNSON CONTROLS INCORPORATED                                             5.50         01/15/2016            252,426
                                                                                                                   ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.01%
     100,000  RYDER SYSTEM INCORPORATED SERIES MTN                                      5.85         03/01/2014            101,343
                                                                                                                   ---------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.05%
     125,000  CENTEX CORPORATION                                                        4.55         11/01/2010            108,987
      65,000  CENTEX CORPORATION                                                        5.25         06/15/2015             52,925
      65,000  DR HORTON INCORPORATED                                                    5.25         02/15/2015             53,668
     100,000  DR HORTON INCORPORATED                                                    5.38         06/15/2012             87,735
      65,000  MDC HOLDINGS INCORPORATED                                                 5.38         07/01/2015             61,233
      65,000  TOLL BROTHERS FINANCE CORPORATION                                         5.15         05/15/2015             57,423

                                                                                                                           421,971
                                                                                                                   ---------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS: 0.26%
     150,000  BROWN-FORMAN CORPORATION                                                  5.20         04/01/2012            155,204
     180,000  CRH AMERICA INCORPORATED                                                  5.30         10/15/2013            177,121
     100,000  CRH AMERICA INCORPORATED                                                  5.63         09/30/2011            101,505
      50,000  CRH AMERICA INCORPORATED                                                  6.00         09/30/2016             49,423
     180,000  HOME DEPOT INCORPORATED                                                   4.63         08/15/2010            178,722
     100,000  HOME DEPOT INCORPORATED                                                   5.20         03/01/2011            100,036
      50,000  HOME DEPOT INCORPORATED                                                   5.25         12/16/2013             48,745
     680,000  HOME DEPOT INCORPORATED                                                   5.40         03/01/2016            644,405
     250,000  HOME DEPOT INCORPORATED                                                   5.88         12/16/2036            211,746
     400,000  LOWE'S COMPANIES INCORPORATED                                             5.00         10/15/2015            385,900
      75,000  LOWE'S COMPANIES INCORPORATED                                             6.50         03/15/2029             75,743

                                                                                                                         2,128,550
                                                                                                                   ---------------
BUSINESS SERVICES: 0.29%
     180,000  ELECTRONIC DATA SYSTEMS CORPORATION SERIES B                              6.50         08/01/2013            184,298
     100,000  FISERV INCORPORATED                                                       6.13         11/20/2012            101,552
     100,000  FISERV INCORPORATED                                                       6.80         11/20/2017            101,512
   1,725,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.00         06/15/2012          1,817,624
     130,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES  MTN                       5.65         06/01/2014            132,213

                                                                                                                         2,337,199
                                                                                                                   ---------------
CHEMICALS & ALLIED PRODUCTS: 0.94%
     150,000  ABBOTT LABORATORIES                                                       5.60         05/15/2011            155,676
     150,000  ABBOTT LABORATORIES                                                       5.88         05/15/2016            156,427
     100,000  AMGEN INCORPORATED++                                                      6.38         06/01/2037            101,945
     250,000  BRISTOL-MYERS SQUIBB COMPANY                                              5.88         11/15/2036            248,098

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
CHEMICALS & ALLIED PRODUCTS (continued)
$    300,000  CLOROX COMPANY                                                            5.00%        01/15/2015    $       293,140
     100,000  CLOROX COMPANY                                                            5.45         10/15/2012            102,259
      90,000  CLOROX COMPANY                                                            5.95         10/15/2017             91,196
     100,000  COLGATE-PALMOLIVE COMPANY SERIES MTN                                      5.20         11/07/2016            100,208
     100,000  DOW CHEMICAL COMPANY                                                      6.00         10/01/2012            104,186
     100,000  DOW CHEMICAL COMPANY                                                      7.38         11/01/2029            109,393
     565,000  E.I. DU PONT DE NEMOURS & COMPANY                                         4.88         04/30/2014            557,356
      50,000  E.I. DU PONT DE NEMOURS & COMPANY                                         5.25         12/15/2016             49,224
      25,000  E.I. DU PONT DE NEMOURS & COMPANY                                         5.60         12/15/2036             23,698
     180,000  E.I. DU PONT DE NEMOURS & COMPANY                                         6.88         10/15/2009            188,628
     200,000  EASTMAN CHEMICAL COMPANY                                                  7.60         02/01/2027            227,215
     400,000  ELI LILLY & COMPANY                                                       5.50         03/15/2027            392,448
     125,000  GENENTECH INCORPORATED                                                    4.40         07/15/2010            125,968
     250,000  GLAXOSMITHKLINE CAPITAL INCORPORATED                                      4.38         04/15/2014            242,260
      75,000  ICI WILMINGTON INCORPORATED                                               4.38         12/01/2008             74,776
     250,000  JOHNSON & JOHNSON                                                         5.55         08/15/2017            264,579
      65,000  LUBRIZOL CORPORATION                                                      5.50         10/01/2014             65,249
     150,000  MERCK & COMPANY INCORPORATED                                              5.75         11/15/2036            149,784
      65,000  MERCK & COMPANY INCORPORATED                                              5.95         12/01/2028             67,298
     100,000  MONSANTO COMPANY                                                          5.50         08/15/2025             95,528
     300,000  PFIZER INCORPORATED                                                       4.50         02/15/2014            299,530
      75,000  PRAXAIR INCORPORATED                                                      5.38         11/01/2016             77,065
     150,000  PRAXAIR INCORPORATED                                                      6.38         04/01/2012            161,066
     500,000  PROCTER & GAMBLE COMPANY                                                  4.85         12/15/2015            498,008
     100,000  PROCTER & GAMBLE COMPANY                                                  5.80         08/15/2034            103,026
     150,000  PROCTER & GAMBLE COMPANY                                                  6.88         09/15/2009            157,344
      75,000  ROHM & HAAS COMPANY                                                       7.85         07/15/2029             90,023
     225,000  SCHERING-PLOUGH CORPORATION                                               6.55         09/15/2037            236,307
     120,000  SCHERING-PLOUGH CORPORATION                                               6.75         12/01/2033            130,633
     200,000  TEVA PHARMACEUTICAL FINANCE LLC                                           6.15         02/01/2036            199,237
     500,000  WYETH                                                                     5.45         04/01/2017            508,733
     180,000  WYETH                                                                     5.50         02/15/2016            182,711
     625,000  WYETH                                                                     6.00         02/15/2036            630,893
     300,000  WYETH                                                                     6.95         03/15/2011            321,767

                                                                                                                         7,582,882
                                                                                                                   ---------------
COMMUNICATIONS: 2.33%
      65,000  AMERICA MOVIL SA DE CV                                                    6.38         03/01/2035             65,555
     300,000  AT&T INCORPORATED                                                         4.13         09/15/2009            297,783
     325,000  AT&T INCORPORATED                                                         5.10         09/15/2014            320,985
     300,000  AT&T INCORPORATED                                                         6.25         03/15/2011            312,422
      70,000  AT&T INCORPORATED                                                         6.50         09/01/2037             73,733
     550,000  AT&T INCORPORATED                                                         8.00         11/15/2031            675,981
     360,000  AT&T WIRELESS                                                             7.88         03/01/2011            390,387
   1,000,000  AT&T WIRELESS                                                             8.13         05/01/2012          1,123,598
     225,000  AT&T WIRELESS                                                             8.75         03/01/2031            290,833
     250,000  BELLSOUTH CAPITAL FUNDING CORPORATION                                     7.88         02/15/2030            294,743
     325,000  BELLSOUTH CORPORATION                                                     4.20         09/15/2009            322,463
     325,000  BELLSOUTH CORPORATION<<                                                   5.20         09/15/2014            322,814
     180,000  BELLSOUTH CORPORATION                                                     6.00         11/15/2034            177,438
     180,000  BELLSOUTH CORPORATION                                                     6.55         06/15/2034            187,953
     180,000  BRITISH TELEPHONE PLC                                                     8.63         12/15/2010            197,516
     180,000  CBS CORPORATION                                                           4.63         05/15/2018            159,368
     100,000  CENTURYTEL INCORPORATED                                                   5.00         02/15/2015             95,976
     240,000  CENTURYTEL INCORPORATED                                                   6.00         04/01/2017            243,948
     350,000  COMCAST CABLE HOLDINGS LLC                                                7.13         02/15/2028            367,880
     100,000  COMCAST CORPORATION                                                       4.95         06/15/2016             94,420
     300,000  COMCAST CORPORATION                                                       5.30         01/15/2014            295,256
     200,000  COMCAST CORPORATION                                                       5.45         11/15/2010            204,272
      75,000  COMCAST CORPORATION                                                       5.88         02/15/2018             74,805
     225,000  COMCAST CORPORATION                                                       5.90         03/15/2016            226,616
     500,000  COMCAST CORPORATION                                                       6.30         11/15/2017            518,365

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$    150,000  COMCAST CORPORATION                                                       6.45%        03/15/2037    $       149,628
     200,000  COMCAST CORPORATION                                                       6.50         11/15/2035            199,785
     400,000  COMCAST CORPORATION<<                                                     6.95         08/15/2037            423,058
     180,000  COX COMMUNICATIONS INCORPORATED                                           4.63         01/15/2010            179,456
     180,000  COX COMMUNICATIONS INCORPORATED                                           5.45         12/15/2014            178,034
     300,000  COX COMMUNICATIONS INCORPORATED                                           7.13         10/01/2012            323,396
     100,000  EMBARQ CORPORATION                                                        6.74         06/01/2013            105,337
     350,000  EMBARQ CORPORATION                                                        7.08         06/01/2016            365,026
     300,000  IAC/INTERACTIVECORP                                                       7.00         01/15/2013            324,111
     120,000  MOTOROLA INCORPORATED                                                     7.63         11/15/2010            129,494
     750,000  NEXTEL COMMUNICATIONS INCORPORATED SERIES E                               6.88         10/31/2013            734,612
     300,000  QWEST CORPORATION                                                         6.88         09/15/2033            273,000
     500,000  QWEST CORPORATION                                                         7.50         06/15/2023            475,000
      65,000  REED ELSEVIER CAPITAL INCORPORATED                                        4.63         06/15/2012             66,170
     275,000  SPRINT CAPITAL CORPORATION                                                6.13         11/15/2008            274,654
     180,000  SPRINT CAPITAL CORPORATION                                                6.90         05/01/2019            176,953
     300,000  SPRINT CAPITAL CORPORATION                                                8.38         03/15/2012            321,647
     475,000  SPRINT CAPITAL CORPORATION                                                8.75         03/15/2032            516,149
     415,000  TELECOM ITALIA CAPITAL SA                                                 5.25         11/15/2013            409,414
     150,000  TIME WARNER CABLE INCORPORATED                                            5.85         05/01/2017            148,200
     250,000  TIME WARNER CABLE INCORPORATED                                            6.55         05/01/2037            248,110
     150,000  TIME WARNER ENTERTAINMENT COMPANY LP                                      8.38         07/15/2033            178,085
      50,000  TIME WARNER INCORPORATED                                                  6.50         11/15/2036             47,578
     360,000  TIME WARNER INCORPORATED                                                  6.88         05/01/2012            380,332
     325,000  TIME WARNER INCORPORATED                                                  7.63         04/15/2031            353,784
     300,000  TIME WARNER INCORPORATED                                                  7.70         05/01/2032            329,699
     300,000  VERIZON (NEW JERSEY) INCORPORATED SERIES A                                5.88         01/17/2012            309,470
     250,000  VERIZON COMMUNICATIONS INCORPORATED                                       6.25         04/01/2037            262,541
     325,000  VERIZON GLOBAL FUNDING CORPORATION                                        4.90         09/15/2015            317,427
     100,000  VERIZON GLOBAL FUNDING CORPORATION                                        5.85         09/15/2035             99,881
     500,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.25         12/01/2010            536,403
   1,000,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.38         09/01/2012          1,107,215
     350,000  VERIZON GLOBAL FUNDING CORPORATION                                        7.75         12/01/2030            415,610
     200,000  VIACOM INCORPORATED                                                       5.50         05/15/2033            170,222
     180,000  VIACOM INCORPORATED                                                       5.75         04/30/2011            182,677
     180,000  VIACOM INCORPORATED                                                       6.25         04/30/2016            183,303
      50,000  VIACOM INCORPORATED                                                       6.75         10/05/2037             49,626
     180,000  VIACOM INCORPORATED                                                       6.88         04/30/2036            178,364
     300,000  VODAFONE GROUP PLC                                                        7.75         02/15/2010            317,143

                                                                                                                        18,775,704
                                                                                                                   ---------------
DEPOSITORY INSTITUTIONS: 2.99%
     150,000  ABBEY NATIONAL CAPITAL TRUST I+/-                                         8.96         12/31/2049            170,859
     180,000  BAC CAPITAL TRUST VI                                                      5.63         03/08/2035            149,099
     200,000  BAC CAPITAL TRUST XI                                                      6.63         05/23/2036            192,265
     800,000  BANK OF AMERICA CORPORATION                                               3.38         02/17/2009            791,581
   1,250,000  BANK OF AMERICA CORPORATION                                               4.50         08/01/2010          1,252,104
     250,000  BANK OF AMERICA CORPORATION                                               4.75         08/01/2015            240,861
     700,000  BANK OF AMERICA CORPORATION                                               5.38         06/15/2014            703,929
     250,000  BANK OF AMERICA CORPORATION                                               5.49         03/15/2019            243,359
     100,000  BANK OF AMERICA CORPORATION                                               5.63         10/14/2016             99,563
   1,000,000  BANK OF AMERICA CORPORATION                                               7.80         02/15/2010          1,071,586
     450,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                            4.95         01/14/2011            456,285
     150,000  BANK OF NEW YORK MELLON CORPORATION SERIES MTN                            4.95         11/01/2012            152,641
     500,000  BANK OF TOKYO-MITSUBISHI UFJ LIMITED (NEW YORK)                           7.40         06/15/2011            541,739
     240,000  BANK ONE CORPORATION                                                      7.63         10/15/2026            267,959
     250,000  BANK ONE CORPORATION                                                      8.00         04/29/2027            294,063
     100,000  BB&T CAPITAL TRUST IV+/-                                                  6.82         06/12/2049             89,713
     250,000  BB&T CORPORATION                                                          5.20         12/23/2015            245,086
     900,000  CITIGROUP INCORPORATED                                                    5.00         09/15/2014            864,023
   1,000,000  CITIGROUP INCORPORATED                                                    5.50         02/15/2017            977,279
     750,000  CITIGROUP INCORPORATED                                                    5.63         08/27/2012            761,402

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS (continued)
$    625,000  CITIGROUP INCORPORATED                                                    6.50%        01/18/2011    $       650,900
     500,000  COMERCIA BANK SERIES BKNT                                                 5.75         11/21/2016            506,363
     100,000  COMERICA CAPITAL TRUST II+/-                                              6.58         02/20/2037             81,176
     100,000  DEUTSCHE BANK FINANCIAL LLC                                               5.38         03/02/2015            100,153
     500,000  FIFTH THIRD BANCORP                                                       5.45         01/15/2017            489,435
     200,000  HSBC BANK USA NA NEW YORK                                                 4.63         04/01/2014            191,085
     225,000  HSBC BANK USA NA NEW YORK SERIES BKNT                                     5.63         08/15/2035            190,724
     825,000  JPMORGAN CHASE & COMPANY                                                  3.50         03/15/2009            811,551
     250,000  JPMORGAN CHASE & COMPANY                                                  5.25         05/01/2015            245,383
   1,000,000  JPMORGAN CHASE & COMPANY                                                  5.38         10/01/2012          1,005,254
     600,000  JPMORGAN CHASE & COMPANY                                                  5.60         06/01/2011            619,895
     800,000  JPMORGAN CHASE & COMPANY                                                  6.63         03/15/2012            842,110
     350,000  KEYBANK NA                                                                5.80         07/01/2014            356,963
     250,000  LEHMAN BROTHERS HOLDINGS                                                  6.88         07/17/2037            242,866
     250,000  MARSHALL & ILSLEY BANK SERIES BKNT                                        5.00         01/17/2017            239,159
     200,000  MELLON FUNDING CORPORATION                                                5.00         12/01/2014            195,261
     100,000  MELLON FUNDING CORPORATION                                                5.20         05/15/2014             99,640
     360,000  NATIONAL CITY CORPORATION                                                 4.90         01/15/2015            343,652
     450,000  PNC FUNDING CORPORATION                                                   5.13         12/14/2010            458,071
     250,000  REGIONS BANK                                                              6.45         06/26/2037            255,278
     150,000  SUNTRUST BANK                                                             5.00         09/01/2015            144,737
     250,000  SUNTRUST CAPITAL VIII+/-                                                  6.10         12/15/2049            204,893
     200,000  UBS AG STAMFORD CT                                                        5.88         07/15/2016            209,104
     360,000  UBS PREFERRED FUNDING TRUST I+/-                                          8.62         12/31/2049            388,828
     200,000  UNION BANK OF CALIFORNIA SERIES BKNT                                      5.95         05/11/2016            204,241
     275,000  US BANK NA SERIES BKNT                                                    4.95         10/30/2014            268,027
     250,000  WACHOVIA BANK NA                                                          5.85         02/01/2037            229,456
     300,000  WACHOVIA CORPORATION                                                      5.25         08/01/2014            292,092
     400,000  WACHOVIA CORPORATION                                                      5.50         08/01/2035            351,694
     500,000  WACHOVIA CORPORATION                                                      5.63         10/15/2016            492,605
     325,000  WASHINGTON MUTUAL INCORPORATED                                            4.00         01/15/2009            305,769
     325,000  WASHINGTON MUTUAL INCORPORATED                                            5.25         09/15/2017            259,638
     900,000  WELLS FARGO & COMPANY#                                                    4.20         01/15/2010            897,847
   1,000,000  WELLS FARGO & COMPANY#                                                    5.25         10/23/2012          1,015,831
     500,000  WELLS FARGO & COMPANY#                                                    5.30         08/26/2011            511,140
     500,000  WELLS FARGO BANK NA#                                                      4.75         02/09/2015            481,763
     150,000  WELLS FARGO BANK NA#                                                      5.95         08/26/2036            148,460
      75,000  WESTERN UNION COMPANY                                                     5.40         11/17/2011             76,434
      75,000  WESTERN UNION COMPANY                                                     5.93         10/01/2016             75,402
      75,000  WESTERN UNION COMPANY                                                     6.20         11/17/2036             74,300

                                                                                                                        24,122,576
                                                                                                                   ---------------
EATING & DRINKING PLACES: 0.11%
     250,000  DARDEN RESTAURANTS INCORPORATED                                           5.63         10/15/2012            254,388
     105,000  DARDEN RESTAURANTS INCORPORATED                                           6.20         10/15/2017            106,537
      20,000  DARDEN RESTAURANTS INCORPORATED                                           6.80         10/15/2037             20,385
     100,000  MCDONALD'S CORPORATION                                                    5.80         10/15/2017            102,944
     150,000  MCDONALD'S CORPORATION                                                    6.30         10/15/2037            155,565
      50,000  YUM! BRANDS INCORPORATED                                                  6.25         03/15/2018             50,300
      50,000  YUM! BRANDS INCORPORATED                                                  6.88         11/15/2037             48,843
     120,000  YUM! BRANDS INCORPORATED                                                  8.88         04/15/2011            132,641

                                                                                                                           871,603
                                                                                                                   ---------------
ELECTRIC, GAS & SANITARY SERVICES: 2.00%
      75,000  AMERENUE                                                                  5.40         02/01/2016             74,419
     100,000  AMERICAN ELECTRIC POWER COMPANY INCORPORATED SERIES C                     5.38         03/15/2010            101,728
     750,000  AMERICAN WATER CAPITAL CORPORATION++                                      6.09         10/15/2017            784,171
     315,000  APPALACHIAN POWER COMPANY SERIES L                                        5.80         10/01/2035            290,248
     500,000  ARIZONA PUBLIC SERVICE COMPANY                                            6.38         10/15/2011            523,564
     100,000  ATMOS ENERGY CORPORATION                                                  4.95         10/15/2014             96,233

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$     50,000  ATMOS ENERGY CORPORATION                                                  6.35%        06/15/2017    $        52,109
     180,000  CAROLINA POWER & LIGHT COMPANY                                            5.25         12/15/2015            180,957
     450,000  CENTERPOINT ENERGY HOUSTON SERIES J2                                      5.70         03/15/2013            459,230
     150,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                  6.13         11/01/2017            152,855
      50,000  CENTERPOINT ENERGY RESOURCES CORPORATION                                  6.63         11/01/2037             51,096
     250,000  COMMONWEALTH EDISON COMPANY                                               5.90         03/15/2036            233,483
      65,000  COMMONWEALTH EDISON COMPANY SERIES 100                                    5.88         02/01/2033             60,693
      50,000  COMMONWEALTH EDISON COMPANY SERIES 105                                    5.40         12/15/2011             50,693
     180,000  CONSOLIDATED EDISON COMPANY OF NEW YORK                                   4.88         02/01/2013            179,259
     100,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES 06-C                       5.50         09/15/2016            100,558
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES D                          5.30         12/01/2016             49,584
      50,000  CONSOLIDATED EDISON COMPANY OF NEW YORK SERIES E                          5.70         12/01/2036             47,438
     100,000  CONSOLIDATED NATURAL GAS COMPANY SERIES A                                 5.00         12/01/2014             96,468
     200,000  CONSTELLATION ENERGY GROUP INCORPORATED                                   7.00         04/01/2012            214,835
     150,000  CONSUMERS ENERGY COMPANY SERIES B                                         5.38         04/15/2013            151,079
     100,000  DOMINION RESOURCES INCORPORATED                                           4.75         12/15/2010             99,960
     180,000  DOMINION RESOURCES INCORPORATED                                           5.70         09/17/2012            184,020
      50,000  DOMINION RESOURCES INCORPORATED SERIES A                                  5.60         11/15/2016             49,417
     125,000  DOMINION RESOURCES INCORPORATED SERIES B                                  5.95         06/15/2035            116,118
     350,000  DTE ENERGY COMPANY                                                        6.35         06/01/2016            365,906
     150,000  DTE ENERGY COMPANY                                                        7.05         06/01/2011            159,658
     125,000  DUKE CAPITAL LLC                                                          5.67         08/15/2014            127,616
     100,000  DUKE CAPITAL LLC                                                          8.00         10/01/2019            117,585
      75,000  DUKE ENERGY CORPORATION                                                   6.45         10/15/2032             79,747
     500,000  DUKE ENERGY CORPORATION SERIES D                                          7.38         03/01/2010            533,937
     120,000  DUKE ENERGY FIELD SERVICES LLC                                            7.88         08/16/2010            129,175
     100,000  EMERSON ELECTRIC COMPANY                                                  4.75         10/15/2015             97,122
      55,000  ENERGY TRANSFER PARTNERS                                                  6.13         02/15/2017             54,179
      30,000  ENERGY TRANSFER PARTNERS                                                  6.63         10/15/2036             29,226
     125,000  EXELON CORPORATION                                                        4.90         06/15/2015            118,667
      65,000  EXELON CORPORATION                                                        5.63         06/15/2035             58,072
     150,000  EXELON GENERATION COMPANY LLC                                             6.95         06/15/2011            158,285
     150,000  FIRST ENERGY CORPORATION SERIES B                                         6.45         11/15/2011            154,905
     430,000  FIRST ENERGY CORPORATION SERIES C                                         7.38         11/15/2031            462,309
     150,000  FLORIDA POWER & LIGHT COMPANY                                             5.63         04/01/2034            145,913
     100,000  FLORIDA POWER & LIGHT COMPANY                                             5.85         05/01/2037            100,301
     100,000  FLORIDA POWER CORPORATION                                                 4.80         03/01/2013             99,226
     800,000  FPL GROUP CAPITAL INCORPORATED                                            5.63         09/01/2011            823,243
     100,000  GEORGIA POWER COMPANY SERIES B                                            5.70         06/01/2017            102,667
     100,000  ILLINOIS POWER COMPANY++                                                  6.13         11/15/2017            101,535
     100,000  JERSEY CENTRAL POWER & LIGHT                                              5.63         05/01/2016             99,052
     125,000  KEYSPAN CORPORATION                                                       5.80         04/01/2035            116,814
      75,000  MIDAMERICAN ENERGY COMPANY                                                5.80         10/15/2036             73,370
     180,000  MIDAMERICAN ENERGY HOLDINGS                                               5.88         10/01/2012            187,325
     250,000  MIDAMERICAN ENERGY HOLDINGS                                               6.13         04/01/2036            248,874
     100,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                       5.95         05/15/2037             97,184
   1,000,000  NEVADA POWER COMPANY SERIES A                                             8.25         06/01/2011          1,104,212
     180,000  NISOURCE FINANCE CORPORATION                                              5.25         09/15/2017            171,539
      65,000  NISOURCE FINANCE CORPORATION                                              5.45         09/15/2020             61,505
     100,000  NORTHERN STATES POWER COMPANY MINNESOTA                                   6.20         07/01/2037            104,053
      65,000  ONEOK INCORPORATED                                                        5.20         06/15/2015             63,349
     200,000  ONEOK PARTNERS LP                                                         6.15         10/01/2016            207,303
     125,000  PACIFIC GAS & ELECTRIC COMPANY                                            4.80         03/01/2014            121,590
     250,000  PACIFIC GAS & ELECTRIC COMPANY                                            5.80         03/01/2037            238,883
     200,000  PACIFIC GAS & ELECTRIC COMPANY                                            6.05         03/01/2034            197,954
     720,000  PACIFICORP                                                                6.25         10/15/2037            743,983
     100,000  POTOMAC ELECTRIC POWER                                                    6.50         11/15/2037            102,292
     500,000  PPL ENERGY SUPPLY LLC                                                     6.20         05/15/2016            510,909
     180,000  PROGRESS ENERGY INCORPORATED                                              7.10         03/01/2011            192,181
     120,000  PROGRESS ENERGY INCORPORATED                                              7.75         03/01/2031            140,119
     150,000  PSEG POWER LLC                                                            7.75         04/15/2011            161,332
      75,000  PSEG POWER LLC                                                            8.63         04/15/2031             92,869
     150,000  PUBLIC SERVICE COMPANY OF COLORADO                                        7.88         10/01/2012            170,356

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
ELECTRIC, GAS & SANITARY SERVICES (continued)
$    100,000  PUBLIC SERVICE ELECTRIC & GAS COMPANY SERIES MTN                          5.80%        05/01/2037    $        98,496
     100,000  PUGET SOUND ENERGY INCORPORATED                                           6.27         03/15/2037            100,874
     100,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-A                            5.00         01/15/2016             98,438
     180,000  SOUTHERN CALIFORNIA EDISON COMPANY SERIES 05-E                            5.35         07/15/2035            166,393
      75,000  SOUTHERN CALIFORNIA GAS COMPANY                                           5.75         11/15/2035             74,093
     100,000  SOUTHERN COMPANY SERIES A                                                 5.30         01/15/2012            101,784
     250,000  SOUTHERN POWER COMPANY SERIES D                                           4.88         07/15/2015            238,609
     100,000  SOUTHWESTERN ELECTRIC POWER COMPANY SERIES E                              5.55         01/15/2017             97,773
     100,000  SOUTHWESTERN PUBLIC SERVICE                                               6.00         10/01/2036             94,656
      75,000  TAMPA ELECTRIC COMPANY                                                    6.15         05/15/2037             75,119
     150,000  TENNESSEE VALLEY AUTHORITY<<                                              5.50         07/18/2017            160,174
      50,000  TOLEDA EDISON COMPANY                                                     6.15         05/15/2037             46,194
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             6.38         05/01/2012             78,471
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             7.00         05/01/2032             78,346
      75,000  TXU ELECTRIC DELIVERY COMPANY                                             7.25         01/15/2033             80,373
     100,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                4.75         03/01/2013             97,425
     105,000  VIRGINIA ELECTRIC & POWER COMPANY SERIES A                                6.00         05/15/2037            102,059
      65,000  WASTE MANAGEMENT INCORPORATED                                             5.00         03/15/2014             64,128
     150,000  WASTE MANAGEMENT INCORPORATED                                             7.75         05/15/2032            171,183
     100,000  WISCONSIN ELECTRIC POWER                                                  5.63         05/15/2033             96,934
      50,000  WISCONSIN ELECTRIC POWER                                                  5.70         12/01/2036             48,565
     125,000  WISCONSIN ENERGY CORPORATION+/-                                           6.25         05/15/2049            116,810
     100,000  WISCONSIN POWER & LIGHT COMPANY                                           6.38         08/15/2037            103,628
     100,000  XCEL ENERGY INCORPORATED                                                  7.00         12/01/2010            105,733

                                                                                                                        16,122,795
                                                                                                                   ---------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.03%
     120,000  MOTOROLA INCORPORATED                                                     7.50         05/15/2025            128,651
     100,000  NISOURCE FINANCE CORPORATION                                              6.40         03/15/2018            103,907

                                                                                                                           232,558
                                                                                                                   ---------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.01%
     100,000  QUEST DIAGNOSTICS INCORPORATED                                            5.13         11/01/2010            102,110
                                                                                                                   ---------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.02%
     200,000  FORTUNE BRANDS INCORPORATED                                               5.38         01/15/2016            189,958
                                                                                                                   ---------------
FOOD & KINDRED PRODUCTS: 0.70%
     150,000  ALTRIA GROUP INCORPORATED                                                 7.00         11/04/2013            168,288
     180,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                     4.38         01/15/2013            176,498
      50,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                     5.60         03/01/2017             51,559
     250,000  ANHEUSER-BUSCH COMPANIES INCORPORATED                                     5.75         04/01/2036            250,673
     350,000  ARCHER-DANIELS-MIDLAND COMPANY                                            5.38         09/15/2035            324,566
     100,000  BOTTLING GROUP LLC                                                        4.63         11/15/2012            101,032
     180,000  COCA-COLA ENTERPRISES INCORPORATED                                        4.38         09/15/2009            180,793
     180,000  COCA-COLA ENTERPRISES INCORPORATED                                        6.75         09/15/2028            200,009
     200,000  COCA-COLA ENTERPRISES INCORPORATED                                        8.00         09/15/2022            247,331
     120,000  COCA-COLA ENTERPRISES INCORPORATED                                        8.50         02/01/2022            151,787
     150,000  CONAGRA FOODS INCORPORATED                                                6.75         09/15/2011            159,175
     120,000  CONAGRA FOODS INCORPORATED                                                8.25         09/15/2030            142,984
     100,000  GENERAL MILLS INCORPORATED<<                                              5.70         02/15/2017            100,203
     225,000  GENERAL MILLS INCORPORATED                                                6.00         02/15/2012            232,884
     150,000  GRAND METROPOLITAN INVESTMENT CORPORATIONSS.                              7.45         04/15/2035            176,138
     975,000  HJ HEINZ FINANCE COMPANY                                                  6.63         07/15/2011          1,046,527
     350,000  KELLOGG COMPANY SERIES B                                                  6.60         04/01/2011            372,449
     125,000  KRAFT FOODS INCORPORATED                                                  4.13         11/12/2009            124,222
     350,000  KRAFT FOODS INCORPORATED                                                  5.25         10/01/2013            347,772
     275,000  KRAFT FOODS INCORPORATED                                                  5.63         11/01/2011            281,811
     250,000  KRAFT FOODS INCORPORATED                                                  6.50         08/11/2017            262,047
      75,000  KRAFT FOODS INCORPORATED                                                  6.50         11/01/2031             75,085

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOOD & KINDRED PRODUCTS (continued)
$     60,000  KRAFT FOODS INCORPORATED                                                  7.00%        08/11/2037    $        63,834
     100,000  PEPSI BOTTLING GROUP INCORPORATED SERIES B                                7.00         03/01/2029            114,802
     250,000  SARA LEE CORPORATION                                                      6.25         09/15/2011            265,535
      75,000  WM WRIGLEY JR COMPANY                                                     4.30         07/15/2010             75,508

                                                                                                                         5,693,512
                                                                                                                   ---------------
FOOD STORES: 0.09%
     100,000  KROGER COMPANY                                                            4.95         01/15/2015             97,479
     350,000  KROGER COMPANY                                                            6.75         04/15/2012            375,831
      75,000  KROGER COMPANY<<                                                          7.50         04/01/2031             84,421
     100,000  SAFEWAY INCORPORATED                                                      4.95         08/16/2010            100,719
      75,000  SAFEWAY INCORPORATED                                                      7.25         02/01/2031             82,732

                                                                                                                           741,182
                                                                                                                   ---------------
FORESTRY: 0.05%
     180,000  WEYERHAEUSER COMPANY                                                      6.75         03/15/2012            189,793
     225,000  WEYERHAEUSER COMPANY                                                      7.38         03/15/2032            226,030

                                                                                                                           415,823
                                                                                                                   ---------------
FURNITURE & FIXTURES: 0.07%
      50,000  CINTAS CORPORATION #2                                                     6.15         08/15/2036             52,499
     180,000  MASCO CORPORATION                                                         5.88         07/15/2012            185,666
     350,000  MASCO CORPORATION                                                         6.13         10/03/2016            351,353

                                                                                                                           589,518
                                                                                                                   ---------------
GENERAL MERCHANDISE STORES: 0.49%
     100,000  COSTCO WHOLESALE CORPORATION<<                                            5.30         03/15/2012            102,644
     200,000  COSTCO WHOLESALE CORPORATION                                              5.50         03/15/2017            201,862
     405,000  FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.35         03/15/2012            394,711
     100,000  FEDERATED RETAIL HOLDINGS INCORPORATED                                    5.90         12/01/2016             93,446
     350,000  TARGET CORPORATION                                                        5.38         05/01/2017            337,593
     100,000  TARGET CORPORATION                                                        6.50         10/15/2037             97,041
     150,000  TARGET CORPORATION                                                        7.00         07/15/2031            161,207
     500,000  WAL-MART STORES INCORPORATED<<                                            4.13         02/15/2011            495,624
     180,000  WAL-MART STORES INCORPORATED                                              4.55         05/01/2013            179,121
     325,000  WAL-MART STORES INCORPORATED                                              5.25         09/01/2035            282,783
     100,000  WAL-MART STORES INCORPORATED                                              5.88         04/05/2027             97,015
     650,000  WAL-MART STORES INCORPORATED                                              6.50         08/15/2037            666,413
     800,000  WAL-MART STORES INCORPORATED                                              6.88         08/10/2009            837,627

                                                                                                                         3,947,087
                                                                                                                   ---------------
HEALTH SERVICES: 0.21%
     350,000  AETNA INCORPORATED                                                        5.75         06/15/2011            362,190
     350,000  AMGEN INCORPORATED++                                                      5.85         06/01/2017            355,855
     350,000  ANTHEM INCORPORATED                                                       6.80         08/01/2012            382,869
     180,000  CARDINAL HEALTH INCORPORATED                                              5.85         12/15/2017            182,724
     225,000  MERCK & COMPANY INCORPORATED                                              4.75         03/01/2015            222,645
     100,000  QUEST DIAGNOSTICS INCORPORATED                                            6.95         07/01/2037            108,520
     100,000  SCHERING-PLOUGH CORPORATION                                               5.55         12/01/2013            101,688

                                                                                                                         1,716,491
                                                                                                                   ---------------
HOLDING & OTHER INVESTMENT OFFICES: 0.66%
      50,000  ALLIED CAPITAL CORPORATION                                                6.63         07/15/2011             52,520
     100,000  AMERIPRISE FINANCIAL INCORPORATED                                         5.35         11/15/2010            102,672
     350,000  AVALONBAY COMMUNITIES INCORPORATED SERIES MTN                             6.13         11/01/2012            367,880

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
HOLDING & OTHER INVESTMENT OFFICES (continued)
$    500,000  BERKSHIRE HATHAWAY FINANCE CORPORATION                                    4.85%        01/15/2015    $       499,813
     100,000  BOSTON PROPERTIES LP                                                      6.25         01/15/2013            103,636
      65,000  COLONIAL REALTY LP                                                        5.50         10/01/2015             57,420
   1,350,000  CREDIT SUISSE USA INCORPORATED                                            6.50         01/15/2012          1,432,866
      50,000  EQUIFAX INCORPORATED                                                      7.00         07/01/2037             52,909
     180,000  ERP OPERATING LP                                                          5.25         09/15/2014            175,824
   1,000,000  ERP OPERATING LP                                                          5.50         10/01/2012          1,010,408
      75,000  FUND AMERICAN COMPANIES INCORPORATED                                      5.88         05/15/2013             76,705
     360,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.15         01/15/2014            356,697
     100,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                               5.63         05/01/2017             94,130
     180,000  ISTAR FINANCIAL INCORPORATED                                              5.15         03/01/2012            155,379
     350,000  ISTAR FINANCIAL INCORPORATED SERIES 1                                     5.88         03/15/2016            286,346
     150,000  LIBERTY PROPERTY LP                                                       6.63         10/01/2017            151,973
     100,000  MACK-CALI REALTY LP                                                       7.75         02/15/2011            109,714
     100,000  NATIONAL RETAIL PROPERTIES INCORPORATED                                   6.88         10/15/2017            103,695
     180,000  SIMON PROPERTY GROUP LP                                                   3.75         01/30/2009            176,387

                                                                                                                         5,366,974
                                                                                                                   ---------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.05%
      75,000  MARRIOTT INTERNATIONAL                                                    5.81         11/10/2015             77,215
     100,000  MARRIOTT INTERNATIONAL SERIES J                                           5.63         02/15/2013            101,314
      50,000  STARWOOD HOTELS & RESORTS                                                 7.38         11/15/2015             52,875
     100,000  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                          6.25         02/15/2013             99,039
      50,000  WYNDHAM WORLDWIDE CORPORATION                                             6.00         12/01/2016             49,589

                                                                                                                           380,032
                                                                                                                   ---------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.40%
     250,000  CATERPILLAR INCORPORATED                                                  6.05         08/15/2036            256,535
      75,000  COMPUTER SCIENCES CORPORATION                                             7.38         06/15/2011             81,627
     500,000  DEERE & COMPANY                                                           7.85         05/15/2010            544,245
     200,000  DELL INCORPORATED                                                         7.10         04/15/2028            223,621
     180,000  HEWLETT-PACKARD COMPANY<<                                                 6.50         07/01/2012            196,584
     200,000  IBM CORPORATION                                                           4.75         11/29/2012            202,119
     500,000  IBM CORPORATION                                                           5.70         09/14/2017            514,291
     250,000  IBM CORPORATION                                                           5.88         11/29/2032            252,125
     180,000  IBM CORPORATION SERIES MTN                                                4.38         06/01/2009            182,108
     100,000  ORACLE CORPORATION                                                        5.00         01/15/2011            101,640
     350,000  ORACLE CORPORATION                                                        5.25         01/15/2016            349,751
     250,000  PITNEY BOWES INCORPORATED SERIES MTN                                      4.75         01/15/2016            239,110
     100,000  PITNEY BOWES INCORPORATED SERIES MTN                                      5.75         09/15/2017            103,158

                                                                                                                         3,246,914
                                                                                                                   ---------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.07%
      75,000  AON CORPORATION                                                           8.21         01/01/2027             82,267
     100,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            4.63         07/15/2013             97,378
      75,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED                            5.95         10/15/2036             72,003
     200,000  MARSH & MCLENNAN COMPANIES INCORPORATED                                   5.15         09/15/2010            203,323
      75,000  WILLIS NORTH AMERICA INCORPORATED                                         5.63         07/15/2015             73,065

                                                                                                                           528,036
                                                                                                                   ---------------
INSURANCE CARRIERS: 0.93%
      75,000  ACE INA HOLDINGS INCORPORATED                                             5.88         06/15/2014             75,828
      75,000  AEGON FUNDING CORPORATION                                                 5.75         12/15/2020             78,700
     150,000  AETNA INCORPORATED                                                        6.63         06/15/2036            148,455
     330,000  ALLSTATE CORPORATION                                                      5.55         05/09/2035            296,555
     250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                 5.05         10/01/2015            242,870
     250,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                 6.25         05/01/2036            251,976
      50,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                 6.25         03/15/2037             44,739

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
INSURANCE CARRIERS (continued)
$     75,000  ASSURANT INCORPORATED                                                     6.75%        02/15/2034    $        75,082
      80,000  CHUBB CORPORATION                                                         6.00         05/11/2037             76,083
     350,000  CHUBB CORPORATION+/-                                                      6.38         03/29/2049            344,101
      50,000  CIGNA CORPORATION                                                         6.15         11/15/2036             46,989
      75,000  CINCINNATI FINANCIAL CORPORATION                                          6.92         05/15/2028             80,439
      65,000  CNA FINANCIAL CORPORATION                                                 5.85         12/15/2014             64,978
      50,000  CNA FINANCIAL CORPORATION                                                 6.00         08/15/2011             51,265
      50,000  CNA FINANCIAL CORPORATION                                                 6.50         08/15/2016             51,079
     180,000  GE GLOBAL INSURANCE HOLDINGS                                              7.00         02/15/2026            195,013
     350,000  GENTWORTH GLOBAL FUNDING TRUSTS SERIES MTN                                5.75         05/15/2013            359,483
     100,000  GENWORTH FINANCIAL INCORPORATED                                           4.95         10/01/2015             95,006
     250,000  JEFFERSON-PILOT CORPORATION                                               4.75         01/30/2014            249,454
     100,000  LOEWS CORPORATION                                                         5.25         03/15/2016            100,191
      65,000  MBIA INCORPORATED                                                         5.70         12/01/2034             52,168
     250,000  METLIFE INCORPORATED                                                      5.00         11/24/2013            252,257
     100,000  METLIFE INCORPORATED                                                      6.13         12/01/2011            105,646
     280,000  METLIFE INCORPORATED                                                      6.38         06/15/2034            280,662
      75,000  NATIONWIDE FINANCIAL SERVICES                                             5.90         07/01/2012             78,439
     100,000  PRINCIPAL LIFE INCOME FUNDING TRUSTS                                      3.20         04/01/2009             98,583
      75,000  PROGRESSIVE CORPORATION                                                   6.25         12/01/2032             77,807
     100,000  PROTECTIVE LIFE SECURED TRUST                                             4.85         08/16/2010            101,991
     105,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              5.10         12/14/2011            106,322
      65,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                              6.63         12/01/2037             64,455
     500,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNB                             5.75         07/15/2033            459,883
     180,000  PRUDENTIAL FINANCIAL INCORPORATED SERIES MTNC                             5.40         06/13/2035            156,215
      75,000  SAFECO CORPORATION                                                        4.88         02/01/2010             76,648
     180,000  ST. PAUL TRAVELERS COMPANIES INCORPORATED                                 5.50         12/01/2015            178,964
     100,000  THE TRAVELERS COMPAINES INCORPORATED                                      5.38         06/15/2012            103,333
     150,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                           5.75         12/15/2017            151,825
      65,000  THE TRAVELERS COMPANIES INCORPORATED SERIES MTN                           6.25         06/15/2037             64,479
      75,000  TRANSATLANTIC HOLDINGS INCORPORATED                                       5.75         12/14/2015             78,177
     250,000  TRAVELERS COS INCORPORATED+/-                                             6.25         03/15/2037            237,035
     125,000  UNITEDHEALTH GROUP INCORPORATED                                           4.88         03/15/2015            120,289
     250,000  UNITEDHEALTH GROUP INCORPORATED                                           5.25         03/15/2011            254,269
     250,000  UNITEDHEALTH GROUP INCORPORATED                                           5.80         03/15/2036            233,254
     100,000  UNITEDHEALTH GROUP INCORPORATED++                                         6.00         11/15/2017            100,592
     150,000  UNITEDHEALTH GROUP INCORPORATED++                                         6.63         11/15/2037            148,168
     100,000  UNITRIN INCORPORATED                                                      6.00         05/15/2017            101,672
     100,000  WELLPOINT INCORPORATED                                                    5.00         01/15/2011            101,379
     100,000  WELLPOINT INCORPORATED                                                    5.25         01/15/2016             96,851
      75,000  WELLPOINT INCORPORATED                                                    5.85         01/15/2036             67,933
     500,000  WELLPOINT INCORPORATED                                                    5.88         06/15/2017            501,978
     100,000  WR BERKLEY CORPORATION                                                    6.25         02/15/2037             94,149

                                                                                                                         7,473,709
                                                                                                                   ---------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS: 0.10%
      60,000  AGILENT TECHNOLOGIES INCORPORATED                                         6.50         11/01/2017             60,781
      50,000  BAXTER INTERNATIONAL INCORPORATED                                         5.90         09/01/2016             52,001
     350,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                              6.13         07/01/2015            349,274
     125,000  MEDTRONIC INCORPORATED SERIES B                                           4.38         09/15/2010            125,390
     225,000  RAYTHEON COMPANY                                                          4.85         01/15/2011            228,243

                                                                                                                           815,689
                                                                                                                   ---------------
METAL MINING: 0.02%
     150,000  SOUTHERN COPPER CORPORATION                                               7.50         07/27/2035            160,674
                                                                                                                   ---------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.08%
      75,000  3M COMPANY SERIES MTN                                                     5.70         03/15/2037             76,175
     360,000  GENERAL ELECTRIC COMPANY                                                  5.00         02/01/2013            364,791

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES (continued)
$    200,000  TYCO INTERNATIONAL GROUP SA                                               6.38%        10/15/2011    $       208,930

                                                                                                                           649,896
                                                                                                                   ---------------
MISCELLANEOUS RETAIL: 0.09%
      65,000  CVS CAREMARK CORPORATION                                                  4.00         09/15/2009             64,466
     200,000  CVS CAREMARK CORPORATION                                                  5.75         06/01/2017            201,160
     250,000  CVS CAREMARK CORPORATION                                                  6.13         08/15/2016            257,180
      65,000  CVS CAREMARK CORPORATION                                                  6.25         06/01/2027             64,494
     180,000  FEDERATED DEPARTMENT STORES INCORPORATED                                  6.90         04/01/2029            168,933

                                                                                                                           756,233
                                                                                                                   ---------------
MOTION PICTURES: 0.16%
     180,000  NEWS AMERICA INCORPORATED                                                 5.30         12/15/2014            179,644
     450,000  NEWS AMERICA INCORPORATED                                                 6.40         12/15/2035            445,362
     100,000  NEWS AMERICA INCORPORATION++                                              6.65         11/15/2037            101,824
     180,000  WALT DISNEY COMPANY                                                       6.38         03/01/2012            191,734
      75,000  WALT DISNEY COMPANY                                                       7.00         03/01/2032             87,387
     250,000  WALT DISNEY COMPANY SERIES MTN                                            5.63         09/15/2016            260,393

                                                                                                                         1,266,344
                                                                                                                   ---------------
NATIONAL SECURITY & INTERNATIONAL AFFAIRS: 0.01%
      75,000  GOODRICH CORPORATION                                                      7.63         12/15/2012             85,382
                                                                                                                   ---------------
NETWORKING PRODUCTS: 0.06%
     180,000  CISCO SYSTEMS INCORPORATED                                                5.25         02/22/2011            184,664
     275,000  CISCO SYSTEMS INCORPORATED                                                5.50         02/22/2016            279,516

                                                                                                                           464,180
                                                                                                                   ---------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.07%
     100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES 04-1                           4.50         05/29/2009            100,565
     100,000  ALLSTATE LIFE GLOBAL FUNDING TRUSTS SERIES MTN                            4.25         02/26/2010            100,271
     200,000  AMERICAN EXPRESS+/-                                                       6.80         09/01/2049            205,696
     250,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                     5.55         10/17/2012            252,502
     500,000  AMERICAN EXPRESS CENTURION BANK SERIES BKN1                               6.00         09/13/2017            501,144
     100,000  AMERICAN EXPRESS CREDIT CORPORATION                                       5.30         12/02/2015             98,149
     180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTN                           4.88         05/15/2010            181,298
   1,000,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNH                          5.38         10/01/2012            997,996
     180,000  AMERICAN GENERAL FINANCE CORPORATION SERIES MTNI                          5.40         12/01/2015            175,220
     300,000  BOEING CAPITAL CORPORATION                                                6.10         03/01/2011            316,838
     100,000  BRANCH BANKING & TRUST SERIES BKNT                                        5.63         09/15/2016            100,689
     200,000  CAPITAL ONE CAPITAL III                                                   7.69         08/15/2036            170,278
      50,000  CAPITAL ONE CAPITAL IV+/-                                                 6.75         02/17/2037             37,186
     115,000  CAPITAL ONE FINANCIAL COMPANY SERIES MTN                                  5.70         09/15/2011            110,317
     300,000  CAPITAL ONE FINANCIAL CORPORATION                                         4.80         02/21/2012            282,770
     180,000  CATERPILLAR FINANCIAL SERVICES CORPORATION                                4.30         06/01/2010            179,703
     275,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTN                     5.50         03/15/2016            280,212
      65,000  CATERPILLAR FINANCIAL SERVICES CORPORATION SERIES MTNF                    4.75         02/17/2015             63,396
      90,000  CIT GROUP INCORPORATED                                                    5.40         02/13/2012             83,573
     500,000  CIT GROUP INCORPORATED+/-                                                 6.10         03/15/2049            362,715
     275,000  CITIGROUP INCORPORATED                                                    6.00         10/31/2033            256,237
     100,000  COUNTRYWIDE FINANCIAL CORPORATION                                         6.25         05/15/2016             63,011
     525,000  GENERAL ELECTRIC CAPITAL CORPORATION                                      5.00         11/15/2011            533,852
     300,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                          6.15         08/07/2037            320,985
     500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN                           5.00         01/08/2016            499,427
     500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                         5.63         09/15/2017            516,026
     750,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          3.13         04/01/2009            740,269
     450,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          4.13         09/01/2009            449,936
   1,200,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          4.38         03/03/2012          1,189,997

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS (continued)
$    400,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                          6.75%        03/15/2032    $       457,695
     200,000  HSBC FINANCE CAPITAL TRUST IX+/-                                          5.91         11/30/2035            181,182
   1,000,000  HSBC FINANCE CORPORATION                                                  4.13         11/16/2009            986,429
     300,000  HSBC FINANCE CORPORATION                                                  4.63         09/15/2010            298,934
     275,000  HSBC FINANCE CORPORATION                                                  4.75         05/15/2009            274,574
     325,000  HSBC FINANCE CORPORATION                                                  5.00         06/30/2015            310,468
     450,000  HSBC FINANCE CORPORATION                                                  5.25         01/14/2011            452,277
     800,000  HSBC FINANCE CORPORATION<<                                                6.38         11/27/2012            835,098
   1,000,000  IBM INTERNATIONAL GROUP CAPITAL LLC                                       5.05         10/22/2012          1,014,618
     250,000  JOHN DEERE CAPITAL CORPORATION                                            7.00         03/15/2012            273,468
     100,000  JOHN DEERE CAPITAL CORPORATION SERIES MTN                                 5.50         04/13/2017            102,150
     500,000  JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                  6.00         10/01/2017            505,172
     180,000  JPMORGAN CHASE CAPITAL XV                                                 5.88         03/15/2035            146,069
     150,000  JPMORGAN CHASE CAPITAL XXII SERIES V                                      6.45         02/02/2037            129,750
     180,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
              MTNC                                                                      7.25         03/01/2012            195,888
     150,000  NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION SERIES
              MTNC<<                                                                    8.00         03/01/2032            181,925
      65,000  SLM CORPORATION SERIES MTN                                                5.63         08/01/2033             49,657
     325,000  SLM CORPORATION SERIES MTNA                                               4.00         01/15/2009            313,700
     300,000  SLM CORPORATION SERIES MTNA                                               5.00         10/01/2013            256,118
     180,000  TEXTRON FINANCIAL CORPORATION                                             4.60         05/03/2010            183,516
     175,000  TOYOTA MOTOR CREDIT CORPORATION                                           4.25         03/15/2010            173,946
     100,000  UNILEVER CAPITAL CORPORATION                                              5.90         11/15/2032            100,543
     100,000  UNILEVER CAPITAL CORPORATION                                              7.13         11/01/2010            108,219

                                                                                                                        16,701,654
                                                                                                                   ---------------
OFFICE EQUIPMENT: 0.04%
      70,000  XEROX CORPORATION                                                         5.50         05/15/2012             71,280
     250,000  XEROX CORPORATION                                                         6.75         02/01/2017            261,637

                                                                                                                           332,917
                                                                                                                   ---------------
OIL & GAS EXTRACTION: 0.66%
     100,000  ANADARKO PETROLEUM CORPORATION                                            5.95         09/15/2016            101,905
     100,000  ANADARKO PETROLEUM CORPORATION                                            6.45         09/15/2036            101,302
     100,000  APACHE CORPORATION                                                        5.25         04/15/2013            102,515
      30,000  APACHE CORPORATION                                                        5.63         01/15/2017             30,783
     100,000  APACHE CORPORATION                                                        6.00         01/15/2037             98,772
     100,000  APACHE CORPORATION                                                        6.25         04/15/2012            106,406
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.85         02/01/2035             60,749
     300,000  CONOCOPHILLIPS COMPANY                                                    6.95         04/15/2029            344,331
     750,000  CONOCOPHILLIPS COMPANY                                                    8.75         05/25/2010            824,501
   1,180,000  DEVON FINANCING CORPORATION ULC                                           6.88         09/30/2011          1,269,820
     120,000  DEVON FINANCING CORPORATION ULC                                           7.88         09/30/2031            146,035
     500,000  EL PASO ENERGY CORPORATION++                                              5.90         04/01/2017            501,088
     150,000  EL PASO NATURAL GAS COMPANY++                                             5.95         04/15/2017            150,328
     150,000  HALLIBURTON COMPANY                                                       5.50         10/15/2010            154,870
     180,000  HESS CORPORATION                                                          7.88         10/01/2029            215,774
     120,000  NEXEN INCORPORATED                                                        7.88         03/15/2032            141,180
     180,000  OCCIDENTAL PETROLEUM CORPORATION                                          6.75         01/15/2012            195,281
     150,000  PANHANDLE EAST PIPE LINE                                                  6.20         11/01/2017            150,893
     250,000  PC FINANCIAL PARTNERSHIP                                                  5.00         11/15/2014            239,683
      50,000  PRAXAIR INCORPORATED                                                      5.20         03/15/2017             50,105
      65,000  TALISMAN ENERGY INCORPORATED                                              5.13         05/15/2015             63,922
     125,000  XTO ENERGY INCORPORATED                                                   4.90         02/01/2014            122,772
     125,000  XTO ENERGY INCORPORATED                                                   6.10         04/01/2036            123,988

                                                                                                                         5,297,003
                                                                                                                   ---------------
PAPER & ALLIED PRODUCTS: 0.15%
     125,000  INTERNATIONAL PAPER COMPANY                                               4.00         04/01/2010            123,775

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS (continued)
$    180,000  INTERNATIONAL PAPER COMPANY                                               5.30%        04/01/2015    $       179,658
     300,000  KIMBERLY-CLARK CORPORATION                                                5.00         08/15/2013            304,443
     200,000  KIMBERLY-CLARK CORPORATION                                                6.63         08/01/2037            223,822
      75,000  MEADWESTVACO CORPORATION                                                  6.85         04/01/2012             79,401
     200,000  PACTIV CORPORATION                                                        6.40         01/15/2018            209,508
      75,000  WESTVACO CORPORATION                                                      8.20         01/15/2030             80,182

                                                                                                                         1,200,789
                                                                                                                   ---------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
     125,000  ENTERPRISE PRODUCTS OPERATING LP                                          4.95         06/01/2010            125,960
      65,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 5.60         10/15/2014             65,742
     120,000  HESS CORPORATION                                                          7.30         08/15/2031            136,754
     150,000  MARATHON OIL CORPORATION                                                  6.00         07/01/2012            155,995
     125,000  MARATHON OIL CORPORATION                                                  6.00         10/01/2017            127,683
      50,000  MARATHON OIL CORPORATION                                                  6.60         10/01/2037             51,931
     100,000  SEMPRA ENERGY                                                             6.00         02/01/2013            104,142
     100,000  SUNOCO INCORPORATED                                                       5.75         01/15/2017             99,783
     500,000  VALERO ENERGY CORPORATION                                                 6.13         06/15/2017            515,724
     100,000  VALERO ENERGY CORPORATION                                                 7.50         04/15/2032            113,337

                                                                                                                         1,497,051
                                                                                                                   ---------------
PIPELINES: 0.18%
     100,000  BOARDWALK PIPELINES LP                                                    5.88         11/15/2016            102,831
      75,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                         7.88         04/01/2013             83,231
      65,000  ENBRIDGE ENERGY PARTNERS LP                                               5.88         12/15/2016             66,678
      75,000  ENTERPRISE PRODUCTS OPERATING LP SERIES B                                 6.88         03/01/2033             79,324
     100,000  KANEB PIPE LINE OPERATING PARTNERSHIP LP                                  5.88         06/01/2013            101,848
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.00         12/15/2013             97,175
     500,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.13         11/15/2014            484,442
     100,000  KINDER MORGAN ENERGY PARTNERS LP                                          5.80         03/15/2035             90,982
      50,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.13         01/15/2017             50,535
     200,000  PLAINS ALL AMERICAN PIPELINE LP                                           6.65         01/15/2037            206,008
      75,000  TEXAS EASTERN TRANSMISSION LP                                             7.00         07/15/2032             84,471

                                                                                                                         1,447,525
                                                                                                                   ---------------
PRIMARY METAL INDUSTRIES: 0.10%
      25,000  ALCOA INCORPORATED                                                        5.55         02/01/2017             24,524
     300,000  ALCOA INCORPORATED                                                        5.90         02/01/2027            285,449
      25,000  ALCOA INCORPORATED<<                                                      5.95         02/01/2037             24,127
     250,000  ALCOA INCORPORATED                                                        6.50         06/01/2011            263,741
      75,000  ALCOA INCORPORATED                                                        6.75         01/15/2028             78,374
      50,000  COMMERCIAL METALS COMPANY                                                 6.50         07/15/2017             53,039
     100,000  US STEEL CORPORATION                                                      6.05         06/01/2017             96,166

                                                                                                                           825,420
                                                                                                                   ---------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.06%
      75,000  RR DONNELLEY & SONS COMPANY                                               4.95         05/15/2010             74,927
      65,000  RR DONNELLEY & SONS COMPANY                                               5.50         05/15/2015             63,643
      20,000  RR DONNELLEY & SONS COMPANY                                               5.63         01/15/2012             20,265
      50,000  RR DONNELLEY & SONS COMPANY                                               6.13         01/15/2017             50,186
     250,000  VIACOM CORPORATION                                                        7.70         07/30/2010            266,545

                                                                                                                           475,566
                                                                                                                   ---------------
RAILROAD TRANSPORTATION: 0.25%
     500,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  4.88         01/15/2015            484,343
      60,000  BURLINGTON NORTHERN SANTA FE CORPORATION<<                                5.65         05/01/2017             60,040

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
RAILROAD TRANSPORTATION (continued)
$     50,000  BURLINGTON NORTHERN SANTA FE CORPORATION                                  6.15%        05/01/2037    $        49,195
     100,000  CSX CORPORATION                                                           5.60         05/01/2017             97,922
     100,000  CSX CORPORATION                                                           6.00         10/01/2036             95,387
      70,000  CSX CORPORATION                                                           6.15         05/01/2037             67,154
     300,000  CSX CORPORATION                                                           6.30         03/15/2012            312,949
     275,000  NORFOLK SOUTHERN CORPORATION                                              5.59         05/17/2025            263,182
     360,000  UNION PACIFIC CORPORATION                                                 4.88         01/15/2015            352,255
     200,000  UNION PACIFIC CORPORATION                                                 5.75         11/15/2017            201,952
      40,000  UNION PACIFIC CORPORATION                                                 6.15         05/01/2037             39,303

                                                                                                                         2,023,682
                                                                                                                   ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.39%
     100,000  CAMDEN PROPERTY TRUST                                                     5.70         05/15/2017             96,324
     200,000  HEALTH CARE PROPERTY INVESTORS INCORPORATED                               6.00         01/30/2017            193,874
      75,000  HEALTHCARE REALTY TRUST INCORPORATED                                      8.13         05/01/2011             82,517
      75,000  HOSPITALITY PROPERTIES TRUST                                              5.63         03/15/2017             72,650
     750,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   3.50         04/01/2009            735,742
     325,000  INTERNATIONAL LEASE FINANCE CORPORATION                                   5.00         04/15/2010            327,085
     100,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.40         02/15/2012            101,042
     250,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.55         09/05/2012            252,551
     125,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                        5.75         06/15/2011            127,236
      75,000  LIBERTY PROPERTY LP                                                       5.50         12/15/2016             71,397
     100,000  PROLOGIS                                                                  5.25         11/15/2010             99,947
     300,000  PROLOGIS TRUST                                                            5.63         11/15/2016            291,374
     100,000  REALTY INCOME CORPORATION                                                 5.95         09/15/2016            100,057
     100,000  REGENCY CENTERS LP                                                        5.88         06/15/2017             98,134
      50,000  SIMON PROPERTY GROUP LP                                                   5.00         03/01/2012             49,732
      50,000  SIMON PROPERTY GROUP LP                                                   5.25         12/01/2016             47,590
     300,000  SIMON PROPERTY GROUP LP                                                   5.75         05/01/2012            306,879
     125,000  SIMON PROPERTY GROUP LP                                                   5.75         12/01/2015            123,116

                                                                                                                         3,177,247
                                                                                                                   ---------------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.01%
     100,000  COOPER US INCORPORATED                                                    6.10         07/01/2017            107,103
                                                                                                                   ---------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.90%
     180,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.30         10/30/2015            166,098
     600,000  BEAR STEARNS COMPANIES INCORPORATED                                       5.50         08/15/2011            591,109
      25,000  BEAR STEARNS COMPANIES INCORPORATED<<                                     5.55         01/22/2017             22,705
     225,000  BEAR STEARNS COMPANIES INCORPORATED SERIES MTNB                           4.55         06/23/2010            217,905
     120,000  BEAR STEARNS COMPANY INCORPORATED                                         6.40         10/02/2017            117,280
     500,000  BEAR STEARNS COMPANY INCORPORATED SERIES MTN                              6.95         08/10/2012            518,182
     100,000  BROADRIDGE FINANCIAL SOLUTIONS INCORPORATED                               6.13         06/01/2017             99,219
     500,000  CREDIT SUISSE USA INCORPORATED<<                                          5.50         08/15/2013            510,685
     250,000  CREDIT SUISSE USA INCORPORATED                                            7.13         07/15/2032            281,719
      50,000  EATON VANCE CORPORATION                                                   6.50         10/02/2017             52,829
     700,000  GOLDMAN SACHS GROUP INCORPORATED                                          4.75         07/15/2013            682,825
     275,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.35         01/15/2016            269,760
     100,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.45         11/01/2012            101,560
     500,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.75         10/01/2016            502,580
      70,000  GOLDMAN SACHS GROUP INCORPORATED                                          5.95         01/15/2027             63,061
     500,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.25         09/01/2017            518,467
     450,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.35         02/15/2034            399,593
     725,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.60         01/15/2012            770,929
     325,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.75         10/01/2037            319,232
   1,000,000  GOLDMAN SACHS GROUP INCORPORATED                                          6.88         01/15/2011          1,062,179
     150,000  JEFFERIES GROUP INCORPORATED                                              6.45         06/08/2027            138,600
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                                     5.50         04/04/2016            191,921
     500,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.00         07/19/2012            506,504
      95,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          6.20         09/26/2014             94,978

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (continued)
$     35,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                          7.00%        09/27/2027    $        35,423
     200,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG                         4.80         03/13/2014            185,746
     500,000  LEHMAN BROTHERS HOLDINGS INCORPORATION<<                                  6.50         07/19/2017            503,669
     450,000  MERRILL LYNCH & COMPANY INCORPORATED                                      5.45         07/15/2014            437,387
     500,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                    5.70         05/02/2017            475,709
     725,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.00         02/17/2009            723,832
     250,000  MERRILL LYNCH & COMPANY INCORPORATED<<                                    6.05         05/16/2016            244,665
     300,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.11         01/29/2037            261,577
     100,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.22         09/15/2026             91,848
     500,000  MERRILL LYNCH & COMPANY INCORPORATED                                      6.40         08/28/2017            506,893
     500,000  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTN                           5.77         07/25/2011            502,760
   1,100,000  MORGAN STANLEY                                                            3.88         01/15/2009          1,081,689
     525,000  MORGAN STANLEY                                                            5.38         10/15/2015            504,789
     500,000  MORGAN STANLEY                                                            6.60         04/01/2012            524,169
     120,000  MORGAN STANLEY                                                            7.25         04/01/2032            129,164
     500,000  MORGAN STANLEY SERIES EMTN                                                5.45         01/09/2017            481,924
     500,000  MORGAN STANLEY SERIES MTN<<                                               5.55         04/27/2017            485,498

                                                                                                                        15,376,662
                                                                                                                   ---------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.01%
      45,000  OWENS CORNING INCORPORATED                                                6.50         12/01/2016             44,014
      25,000  OWENS CORNING INCORPORATED                                                7.00         12/01/2036             24,072

                                                                                                                            68,086
                                                                                                                   ---------------
TOBACCO PRODUCTS: 0.03%
     200,000  REYNOLDS AMERICAN INCORPORATED                                            7.25         06/15/2037            209,864
                                                                                                                   ---------------
TRANSPORTATION BY AIR: 0.11%
      75,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                                5.98         04/19/2022             72,094
     115,000  DELTA AIR LINES INCORPORATED++                                            6.82         08/10/2022            115,927
      50,000  FEDEX CORPORATION                                                         5.50         08/15/2009             50,928
     120,000  LOCKHEED MARTIN CORPORATION                                               8.50         12/01/2029            159,789
     200,000  NORTHWEST AIRLINES INCORPORATED                                           7.03         11/01/2019            199,500
     120,000  RAYTHEON COMPANY                                                          7.20         08/15/2027            138,872
     125,000  UNITED AIRLINES INCORPORATED                                              6.64         07/02/2022            124,891

                                                                                                                           862,001
                                                                                                                   ---------------
TRANSPORTATION EQUIPMENT: 0.46%
     180,000  BOEING COMPANY                                                            6.13         02/15/2033            191,649
     100,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    5.88         03/15/2011            102,790
     330,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    6.50         11/15/2013            350,050
     500,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.00         06/15/2010            536,624
     225,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                    8.50         01/18/2031            287,766
     200,000  DAIMLERCHRYSLER NA HOLDINGS CORPORATION                                   7.30         01/15/2012            216,272
     250,000  HONEYWELL INTERNATIONAL INCORPORATED                                      5.70         03/15/2037            247,516
     150,000  HONEYWELL INTERNATIONAL INCORPORATED                                      7.50         03/01/2010            160,193
     150,000  JOHNSON CONTROLS INCORPORATED                                             5.25         01/15/2011            152,406
     520,000  NORTHROP GRUMMAN CORPORATION                                              7.75         02/15/2031            654,590
     180,000  UNITED TECHNOLOGIES CORPORATION                                           4.38         05/01/2010            180,557
     100,000  UNITED TECHNOLOGIES CORPORATION                                           4.88         05/01/2015             98,843
     430,000  UNITED TECHNOLOGIES CORPORATION                                           7.50         09/15/2029            525,804

                                                                                                                         3,705,060
                                                                                                                   ---------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.04%
     300,000  MCKESSON HBOC INCORPORATED                                                5.25         03/01/2013            308,330
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
WHOLESALE TRADE-DURABLE GOODS: 0.02%
$    180,000  JOHNSON & JOHNSON                                                         4.95%        05/15/2033    $       170,287
      25,000  MARTIN MARIETTA MATERIALS INCORPORATED                                    6.25         05/01/2037             23,838

                                                                                                                           194,125
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $160,233,987)                                                                      162,246,883
                                                                                                                   ---------------
FOREIGN CORPORATE BONDS@: 2.78%
     150,000  ALBERTA ENERGY COMPANY LIMITED                                            8.13         09/15/2030            180,614
     180,000  ALCAN INCORPORATED                                                        5.00         06/01/2015            174,853
     100,000  ALCAN INCORPORATED                                                        6.13         12/15/2033             97,648
     100,000  AMERICA MOVIL SA DE CV                                                    4.13         03/01/2009             99,465
     100,000  AMERICA MOVIL SAB DE CV                                                   5.63         11/15/2017             98,554
     100,000  AMERICA MOVIL SAB DE CV                                                   6.13         11/15/2037             97,625
     100,000  AMVESCAP PLC                                                              5.63         04/17/2012             99,536
      75,000  ANADARKO FINANCE COMPANY SERIES B                                         6.75         05/01/2011             80,322
     325,000  ANADARKO FINANCE COMPANY SERIES B                                         7.50         05/01/2031            363,360
      75,000  ASTRAZENECA PLC                                                           5.40         06/01/2014             76,403
     500,000  ASTRAZENECA PLC                                                           5.90         09/15/2017            522,694
     350,000  ASTRAZENECA PLC                                                           6.45         09/15/2037            378,992
     150,000  AXA SA                                                                    8.60         12/15/2030            181,027
      65,000  AXIS CAPITAL HOLDINGS LIMITED                                             5.75         12/01/2014             66,241
     300,000  BARCLAYS BANK PLC                                                         5.45         09/12/2012            308,808
     200,000  BHP BILLITON FINANCE LIMITED                                              5.40         03/29/2017            198,592
     250,000  BHP BILLITON FINANCE USA LIMITED                                          5.00         12/15/2010            256,318
     150,000  BHP BILLITON FINANCE USA LIMITED                                          5.25         12/15/2015            147,570
     100,000  BRITISH SKY BROADCASTING PLC                                              6.88         02/23/2009            102,511
     300,000  BRITISH TELECOMMUNICATIONS PLC                                            9.13         12/15/2030            401,906
     125,000  BROOKFIELD ASSET MANAGEMENT INCORPORATED                                  5.80         04/25/2017            129,400
     100,000  BURLINGTON RESOURCES FINANCE COMPANY                                      6.50         12/01/2011            107,115
     500,000  BURLINGTON RESOURCES FINANCE COMPANY                                      7.20         08/15/2031            589,489
     350,000  CANADIAN NATIONAL RAILWAY COMPANY                                         6.38         11/15/2037            366,228
      65,000  CANADIAN NATURAL RESOURCES LIMITED                                        4.90         12/01/2014             62,732
     150,000  CANADIAN NATURAL RESOURCES LIMITED                                        5.70         05/15/2017            150,450
     200,000  CANADIAN NATURAL RESOURCES LIMITED                                        6.25         03/15/2038            196,825
     360,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.75         03/15/2033            328,408
      65,000  CANADIAN PACIFIC RAILWAY COMPANY                                          5.95         05/15/2037             60,833
      65,000  CELULOSA ARAUCO Y CONSTITUCION SA                                         5.63         04/20/2015             63,984
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       4.65         07/01/2010            261,218
     275,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.20         06/01/2015            243,275
      25,000  CIT GROUP FUNDING COMPANY OF CANADA                                       5.60         11/02/2011             23,645
     325,000  CONOCO FUNDING COMPANY                                                    6.35         10/15/2011            347,680
     150,000  CONOCOPHILLIPS CANADA                                                     5.63         10/15/2016            154,041
     100,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       5.45         10/15/2012            103,154
     100,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       6.00         10/15/2017            104,006
      50,000  COVIDIEN INTERNATIONAL FINANCE SA++                                       6.55         10/15/2037             52,306
     500,000  DEUTSCHE BANK AG LONDON                                                   6.00         09/01/2017            516,119
     275,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 5.75         03/23/2016            276,450
     325,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.00         06/15/2010            347,766
     330,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                 8.25         06/15/2030            409,751
     175,000  DIAGEO CAPITAL PLC                                                        4.38         05/03/2010            174,977
      50,000  DIAGEO CAPITAL PLC                                                        5.20         01/30/2013             50,467
      50,000  DIAGEO CAPITAL PLC                                                        5.75         10/23/2017             50,614
     75,000   DIAGEO CAPITAL PLC                                                        5.88         09/30/2036             71,480
     125,000  DIAGEO FINANCE BV                                                         5.30         10/28/2015            124,499
     100,000  ENBRIDGE INCORPORATED                                                     5.60         04/01/2017            100,078
     100,000  ENCANA HOLDINGS FINANCE CORPORATION                                       5.80         05/01/2014            101,768
     100,000  FALCONBRIDGE LIMITED                                                      6.00         10/15/2015            101,127
     250,000  FRANCE TELECOM SA                                                         7.75         03/01/2011            271,735
     225,000  FRANCE TELECOM SA                                                         8.50         03/01/2031            298,167
     100,000  HANSON PLC                                                                6.13         08/15/2016            102,404
     350,000  HSBC HOLDINGS PLC                                                         6.50         09/15/2037            329,415

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN CORPORATE BONDS (continued)

$    100,000  HUSKY ENERGY INCORPORATED                                                 6.80%        09/15/2037    $       105,169
     180,000  ING GROEP NV+/-                                                           5.78         12/31/2049            165,430
     100,000  LAFARGE SA                                                                6.15         07/15/2011            103,035
      75,000  LAFARGE SA                                                                6.50         07/15/2016             77,294
     100,000  NEXEN INCORPORATED                                                        5.65         05/15/2017             99,003
     100,000  NEXEN INCORPORATED                                                        6.40         05/15/2037             98,459
     250,000  NORSK HYDRO ASA                                                           6.80         01/15/2028            281,418
      75,000  ORIX CORPORATION                                                          5.48         11/22/2011             75,064
      75,000  POTASH CORPORATION SASKATCHEWAN                                           5.88         12/01/2036             72,638
     500,000  ROGERS WIRELESS INCORPORATED                                              7.50         03/15/2015            547,708
     200,000  ROYAL BANK CANADA                                                         5.65         07/20/2011            207,840
     360,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          5.00         10/01/2014            360,811
   1,000,000  ROYAL BANK OF SCOTLAND GROUP PLC                                          6.40         04/01/2009          1,029,272
     100,000  ROYAL BANK OF SCOTLAND GROUP PLC+/-                                       7.65         12/31/2049             97,214
     120,000  ROYAL KPN NV                                                              8.00         10/01/2010            128,493
      75,000  ROYAL KPN NV                                                              8.38         10/01/2030             89,991
     225,000  SANTANDER CENTRAL HISPANO ISSUANCES LIMITED                               7.63         09/14/2010            241,478
     500,000  SHELL INTERNATIONAL FINANCE                                               4.95         03/22/2012            512,301
      75,000  SUNCOR ENERGY INCORPORATED                                                5.95         12/01/2034             74,422
     150,000  SUNCOR ENERGY INCORPORATED                                                6.50         06/15/2038            158,304
     100,000  TALISMAN ENERGY                                                           6.25         02/01/2038             98,680
      65,000  TECK COMINCO LIMITED                                                      6.13         10/01/2035             62,132
     300,000  TELECOM ITALIA CAPITAL SA                                                 4.00         01/15/2010            295,259
     200,000  TELECOM ITALIA CAPITAL SA                                                 5.25         10/01/2015            194,760
     150,000  TELECOM ITALIA CAPITAL SA                                                 6.00         09/30/2034            144,045
     350,000  TELECOM ITALIA CAPITAL SA                                                 6.20         07/18/2011            360,052
      50,000  TELEFONICA EMISIONES SAU                                                  5.98         06/20/2011             51,471
     150,000  TELEFONICA EMISIONES SAU                                                  6.42         06/20/2016            158,078
     550,000  TELEFONICA EMISIONES SAU                                                  7.05         06/20/2036            611,180
     180,000  TELEFONICA EUROPE BV                                                      7.75         09/15/2010            193,811
     120,000  TELEFONICA EUROPE BV                                                      8.25         09/15/2030            147,947
      65,000  TELEFONOS DE MEXICO SA DE CV                                              5.50         01/27/2015             64,098
     180,000  TELUS CORPORATION                                                         8.00         06/01/2011            196,160
     200,000  THOMSON CORPORATION                                                       5.70         10/01/2014            203,506
      65,000  TRANSCANADA PIPELINES LIMITED                                             4.88         01/15/2015             64,446
     100,000  TRANSCANADA PIPELINES LIMITED                                             5.60         03/31/2034             94,629
     585,000  TRANSCANADA PIPELINES LTD                                                 6.20         10/15/2037            596,351
     120,000  TRANSOCEAN INCORPORATED                                                   7.50         04/15/2031            141,432
     500,000  TYCO ELECTRONIC GROUP SA++                                                6.00         10/01/2012            515,428
     400,000  TYCO INTERNATIONAL GROUP SA                                               6.00         11/15/2013            414,424
      75,000  TYCO INTERNATIONAL GROUP SA                                               6.88         01/15/2029             78,998
     355,000  VALE OVERSEAS LIMITED                                                     6.25         01/23/2017            360,690
     210,000  VALE OVERSEAS LIMITED                                                     6.88         11/21/2036            218,297
     180,000  VODAFONE GROUP PLC                                                        4.63         07/15/2018            165,172
   1,000,000  VODAFONE GROUP PLC                                                        5.00         12/16/2013            989,334
      75,000  VODAFONE GROUP PLC                                                        5.38         01/30/2015             74,498
     250,000  VODAFONE GROUP PLC                                                        7.88         02/15/2030            295,747
     300,000  WEATHERFORD INTERNATIONAL INCORPORATED                                    6.50         08/01/2036            303,488
     100,000  XL CAPITAL LIMITED                                                        5.25         09/15/2014             96,930
     100,000  XL CAPITAL LIMITED                                                        6.25         05/15/2027             91,894

TOTAL FOREIGN CORPORATE BONDS (COST $21,988,406)                                                                        22,412,926
                                                                                                                   ---------------
FOREIGN GOVERNMENT BONDS@: 23.20%
     193,000  AUSTRALIA GOVERNMENT BOND SERIES 217 (AUD)                                6.00         02/15/2017            170,430
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 513 (AUD)                                6.50         05/15/2013             87,653
     448,000  AUSTRALIA GOVERNMENT BOND SERIES 611 (AUD)                                5.75         06/15/2011            387,848
      98,000  AUSTRALIA GOVERNMENT BOND SERIES 909 (AUD)                                7.50         09/15/2009             87,854
     385,000  BELGIUM GOVERNMENT BOND SERIES 31 (EUR)                                   5.50         03/28/2028            621,463
   1,364,000  BELGIUM GOVERNMENT BOND SERIES 38 (EUR)                                   5.00         09/28/2012          2,076,301
     620,000  BELGIUM GOVERNMENT BOND SERIES 40 (EUR)                                   5.50         09/28/2017            990,005
     855,000  BELGIUM GOVERNMENT BOND SERIES 43 (EUR)                                   4.25         09/28/2014          1,259,053
      80,000  BELGIUM GOVERNMENT BOND SERIES 44 (EUR)                                   5.00         03/28/2035            121,504

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (continued)
$    160,000  BELGIUM GOVERNMENT BOND SERIES 45 (EUR)                                   3.00%        03/28/2010    $       229,455
   1,000,000  BUNDESOBLIGATION SERIES 144 (EUR)                                         3.25         04/17/2009          1,450,252
   1,350,000  BUNDESREPUBLIC DEUTSCHLAND SERIES 06 (EUR)                                4.00         07/04/2016          1,961,317
     745,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                5.25         01/04/2011          1,131,947
     350,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 00 (EUR)                                6.25         01/04/2030            629,657
   1,400,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                5.00         01/04/2012          2,128,315
   1,000,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 02 (EUR)                                5.00         07/04/2012          1,526,882
   1,140,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.25         01/04/2014          1,689,278
     660,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 03 (EUR)                                4.75         07/04/2034            991,675
   1,010,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 04 (EUR)                                3.75         01/04/2015          1,449,964
     485,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                3.50         01/04/2016            681,391
   1,250,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 05 (EUR)                                4.00         01/04/2037          1,668,934
     655,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 94 (EUR)                                6.25         01/04/2024          1,151,738
     515,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 98 (EUR)                                5.63         01/04/2028            856,947
     825,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                3.75         01/04/2009          1,204,943
     159,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.00         07/04/2009            232,977
   1,170,000  BUNDESREPUBLIK DEUTSCHLAND SERIES 99 (EUR)                                4.50         07/04/2009          1,727,109
     850,000  CANADIAN GOVERNMENT BOND (CAD)                                            4.00         06/01/2016            852,865
     200,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.00         06/01/2037            228,177
     952,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.25         06/01/2013          1,017,272
     500,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.50         06/01/2009            512,606
     876,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.50         06/01/2010            912,435
     450,000  CANADIAN GOVERNMENT BOND (CAD)                                            5.75         06/01/2033            559,828
      95,000  CANADIAN GOVERNMENT BOND SERIES A55 (CAD)                                 8.00         06/01/2023            136,613
     693,000  CANADIAN GOVERNMENT BOND SERIES VW17 (CAD)                                8.00         06/01/2027          1,041,978
   1,000,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00         11/15/2010            195,898
     925,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00         11/15/2015            179,653
   1,000,000  DENMARK GOVERNMENT BOND (DKK)                                             4.00         11/15/2017            192,583
   2,500,000  DENMARK GOVERNMENT BOND (DKK)                                             5.00         11/15/2013            513,294
     700,000  DENMARK GOVERNMENT BOND (DKK)                                             6.00         11/15/2009            142,282
   1,420,000  DENMARK GOVERNMENT BOND (DKK)                                             6.00         11/15/2011            297,788
     473,000  DENMARK GOVERNMENT BOND (DKK)                                             7.00         11/10/2024            120,148
   1,200,000  DEUTSCHE BUNDESREPUBLIK (EUR)                                             4.50         01/04/2013          1,799,921
     100,000  EXPORT DEVELOPMENT CANADA (CAD)                                           4.50         10/25/2012            102,890
   1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          3.75         04/25/2021          1,362,431
     750,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00         04/25/2009          1,098,091
   1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00         10/25/2009          1,466,257
     940,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.00         04/25/2014          1,371,034
     800,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.75         10/25/2012          1,208,397
   1,145,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          4.75         04/25/2035          1,700,674
   1,000,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00         04/25/2012          1,520,635
   1,280,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.00         10/25/2016          1,980,175
     950,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          5.50         04/25/2010          1,440,017
     570,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          6.00         10/25/2025            980,637
   1,300,000  FRANCE GOVERNMENT BOND OAT (EUR)                                          8.50         10/25/2019          2,623,259
     655,000  FRENCH TREASURY NOTE BTAN (EUR)                                           3.00         01/12/2011            932,236
   1,024,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.00         01/15/2010          1,469,583
   1,425,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   3.75         08/01/2016          2,002,171
   1,190,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.00         02/01/2037          1,499,047
   1,525,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25         11/01/2009          2,243,248
   1,047,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25         02/01/2015          1,537,407
   1,411,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.25         02/01/2019          2,025,912
     750,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   4.75         02/01/2013          1,130,239
   1,317,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.00         02/01/2012          1,994,603
   2,500,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   5.50         11/01/2010          3,803,562
   1,225,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.00         05/01/2031          2,071,470
   1,000,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   6.50         11/01/2027          1,777,924
     230,000  ITALY BUONI POLIENNALI DEL TESORO (EUR)                                   9.00         11/01/2023            498,241
 300,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 33 (JPY)                           0.60         12/20/2008          2,699,897
 250,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 35 (JPY)                           0.60         03/20/2009          2,248,252
 620,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 37 (JPY)                           0.80         06/20/2009          5,586,082
 667,700,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 43 (JPY)                           0.50         12/20/2009          5,969,376
 325,000,000  JAPAN GOVERNMENT FIVE YEAR BOND SERIES 47 (JPY)                           0.50         06/20/2010          2,899,726

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FOREIGN GOVERNMENT BONDS (continued)
$587,850,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 220 (JPY)                           1.70%        03/22/2010    $     5,392,449
 452,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 226 (JPY)                           1.80         12/20/2010          4,178,108
 446,400,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 236 (JPY)                           1.50         12/20/2011          4,103,188
 215,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 237 (JPY)                           1.50         03/20/2012          1,976,816
 380,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 240 (JPY)                           1.30         06/20/2012          3,464,195
 380,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 243 (JPY)                           1.10         09/20/2012          3,430,885
 345,150,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 248 (JPY)                           0.70         03/20/2013          3,047,508
 285,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 253 (JPY)                           1.60         09/20/2013          2,638,031
 400,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 259 (JPY)                           1.50         03/20/2014          3,677,800
 250,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 265 (JPY)                           1.50         12/20/2014          2,294,971
 279,650,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 269 (JPY)                           1.30         03/20/2015          2,529,547
 370,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 277 (JPY)                           1.60         03/20/2016          3,405,172
 330,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 284 (JPY)                           1.70         12/20/2016          3,045,712
 300,000,000  JAPAN GOVERNMENT TEN YEAR BOND SERIES 285 (JPY)                           1.70         03/20/2017          2,759,320
 124,800,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 18 (JPY)                         2.30         03/20/2035          1,119,877
 120,000,000  JAPAN GOVERNMENT THIRTY YEAR BOND SERIES 25 (JPY)                         2.30         12/20/2036          1,076,794
 253,250,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 30 (JPY)                         3.70         09/21/2015          2,696,534
 341,850,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 41 (JPY)                         1.50         03/20/2019          3,038,990
  94,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 70 (JPY)                         2.40         06/20/2024            901,637
 330,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 73 (JPY)                         2.00         12/20/2024          2,986,281
 223,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 90 (JPY)                         2.20         09/20/2026          2,058,074
 190,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 92 (JPY)                         2.10         12/20/2026          1,724,586
 120,000,000  JAPAN GOVERNMENT TWENTY YEAR BOND SERIES 93 (JPY)                         2.00         03/20/2027          1,077,150
     160,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         2.75         01/15/2009            231,034
     300,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         3.75         07/15/2014            430,876
     500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         4.00         07/15/2016            721,440
      95,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         4.00         01/15/2037            125,242
   2,500,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50         07/15/2010          3,801,953
     410,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         5.50         01/15/2028            669,238
      85,000  NETHERLANDS GOVERNMENT BOND (EUR)                                         7.50         01/15/2023            164,975
   1,100,000  SPAIN GOVERNMENT BOND (EUR)                                               3.60         01/31/2009          1,601,538
     862,000  SPAIN GOVERNMENT BOND (EUR)                                               4.00         01/31/2010          1,264,342
      81,000  SPAIN GOVERNMENT BOND (EUR)                                               4.20         01/31/2037            109,140
     752,000  SPAIN GOVERNMENT BOND (EUR)                                               4.40         01/31/2015          1,115,123
   1,093,000  SPAIN GOVERNMENT BOND (EUR)                                               5.00         07/30/2012          1,664,341
     442,000  SPAIN GOVERNMENT BOND (EUR)                                               5.50         07/30/2017            705,849
     750,000  SPAIN GOVERNMENT BOND (EUR)                                               5.75         07/30/2032          1,270,825
     650,000  SPAIN GOVERNMENT BOND (EUR)                                               6.15         01/31/2013          1,042,444
   2,300,000  SWEDEN GOVERNMENT BOND SERIES 1041 (SEK)                                  6.75         05/05/2014            412,096
   2,000,000  SWEDEN GOVERNMENT BOND SERIES 1043 (SEK)                                  5.00         01/28/2009            316,309
   1,320,000  SWEDEN GOVERNMENT BOND SERIES 1045 (SEK)                                  5.25         03/15/2011            214,280
   1,640,000  SWEDEN GOVERNMENT BOND SERIES 1047 (SEK)                                  5.00         12/01/2020            275,697
   3,500,000  SWEDEN GOVERNMENT BOND SERIES 1050 (SEK)                                  3.00         07/12/2016            501,835
     500,000  UNITED KINGDOM GILT (GBP)                                                 4.00         03/07/2009          1,019,870
     750,000  UNITED KINGDOM GILT (GBP)                                                 4.00         09/07/2016          1,472,353
     400,000  UNITED KINGDOM GILT (GBP)                                                 4.25         06/07/2032            789,597
     450,000  UNITED KINGDOM GILT (GBP)                                                 4.25         12/07/2046            892,599
     555,000  UNITED KINGDOM GILT (GBP)                                                 4.75         06/07/2010          1,147,723
     575,000  UNITED KINGDOM GILT (GBP)                                                 4.75         09/07/2015          1,191,021
     500,000  UNITED KINGDOM GILT (GBP)                                                 4.75         03/07/2020          1,036,976
     815,000  UNITED KINGDOM GILT (GBP)                                                 4.75         12/07/2038          1,755,668
     250,000  UNITED KINGDOM GILT (GBP)                                                 5.00         03/07/2012            521,947
     585,000  UNITED KINGDOM GILT (GBP)                                                 5.00         09/07/2014          1,226,227
     830,000  UNITED KINGDOM GILT (GBP)                                                 6.00         12/07/2028          2,026,708
     200,000  UNITED KINGDOM GILT (GBP)                                                 8.75         08/25/2017            541,271

TOTAL FOREIGN GOVERNMENT BONDS (COST $172,567,260)                                                                     187,345,868
                                                                                                                   ---------------
AGENCY NOTES - INTEREST BEARING: 6.24%

FEDERAL FARM CREDIT BANK: 0.01%
     100,000  FFCB                                                                      5.00         10/23/2009            102,339
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL HOME LOAN BANK: 1.33%
$  1,000,000  FHLB<<                                                                    3.75%        08/18/2009    $     1,000,620
   1,000,000  FHLB<<                                                                    4.38         03/17/2010          1,015,255
   1,000,000  FHLB<<                                                                    4.75         04/24/2009          1,012,388
   1,500,000  FHLB                                                                      5.00         09/18/2009          1,533,480
   2,050,000  FHLB<<                                                                    5.00         10/16/2009          2,067,234
   1,000,000  FHLB<<                                                                    5.00         11/17/2017          1,032,507
     100,000  FHLB                                                                      5.13         08/14/2013            104,975
   1,200,000  FHLB<<                                                                    5.38         08/19/2011          1,263,694
     100,000  FHLB                                                                      5.38         09/30/2022            105,677
     100,000  FHLB                                                                      5.50         10/19/2016            102,390
     800,000  FHLB SERIES 363                                                           4.50         11/15/2012            816,182
     400,000  FHLB SERIES 467<<                                                         5.25         06/18/2014            422,830
     250,000  FHLB SERIES 656                                                           5.38         05/18/2016            265,293

                                                                                                                        10,742,525
                                                                                                                   ---------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.36%
   2,000,000  FHLMC<<                                                                   4.50         07/15/2013          2,037,196
     650,000  FHLMC<<                                                                   4.75         01/19/2016            663,548
   1,000,000  FHLMC<<                                                                   4.88         02/17/2009          1,010,843
   2,000,000  FHLMC<<                                                                   5.00         06/11/2009          2,036,464
   1,000,000  FHLMC<<                                                                   5.13         04/18/2011          1,043,150
     250,000  FHLMC                                                                     5.20         03/05/2019            250,603
     150,000  FHLMC                                                                     5.25         10/06/2011            151,659
   1,500,000  FHLMC                                                                     5.25         12/05/2011          1,500,114
     650,000  FHLMC                                                                     5.25         04/18/2016            684,102
     150,000  FHLMC                                                                     5.38         12/27/2011            150,150
   1,000,000  FHLMC<<                                                                   5.38         01/09/2014          1,011,354
     250,000  FHLMC<<                                                                   5.45         09/02/2011            252,806
     150,000  FHLMC                                                                     5.55         10/04/2016            156,028
     250,000  FHLMC<<                                                                   5.60         09/26/2013            252,768
     100,000  FHLMC                                                                     5.60         10/17/2013            101,181
   1,500,000  FHLMC<<                                                                   5.75         03/15/2009          1,534,409
   2,000,000  FHLMC<<                                                                   6.00         07/06/2017          2,057,656
     100,000  FHLMC                                                                     6.00         10/20/2021            103,141
   1,000,000  FHLMC<<                                                                   6.00         03/30/2022          1,022,513
   1,000,000  FHLMC                                                                     6.00         04/16/2037          1,000,956
     200,000  FHLMC<<                                                                   6.25         07/15/2032            235,478
     300,000  FHLMC<<                                                                   6.75         03/15/2031            371,378
     500,000  FHLMC<<                                                                   6.88         09/15/2010            540,815
     250,000  FHLMC SERIES MTN                                                          3.29         06/16/2009            247,896
     650,000  FHLMC SERIES MTN<<                                                        5.00         12/14/2018            649,925

                                                                                                                        19,066,133
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.54%
   1,500,000  FNMA<<                                                                    4.38         09/15/2012          1,525,422
   1,500,000  FNMA<<                                                                    4.38         03/15/2013          1,520,421
   3,500,000  FNMA<<                                                                    4.63         12/15/2009          3,563,382
     950,000  FNMA<<                                                                    5.00         03/15/2016            983,595
     500,000  FNMA                                                                      5.00         02/13/2017            516,326
   1,200,000  FNMA<<                                                                    5.00         05/11/2017          1,238,956
   2,200,000  FNMA<<                                                                    5.25         08/01/2012          2,301,108
   1,000,000  FNMA<<                                                                    5.35         04/12/2010          1,001,413
   1,000,000  FNMA<<                                                                    5.38         04/11/2022          1,013,138
   1,000,000  FNMA<<                                                                    5.40         04/02/2012          1,004,926
     200,000  FNMA                                                                      5.45         10/18/2021            208,623
      75,000  FNMA                                                                      5.63         11/15/2021             77,211
     150,000  FNMA                                                                      5.63         07/15/2037            163,660
     350,000  FNMA                                                                      6.00         09/26/2013            350,420
   2,400,000  FNMA<<                                                                    6.00         08/22/2016          2,430,516
     250,000  FNMA                                                                      6.00         10/11/2016            250,507

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$    200,000  FNMA                                                                      6.21%        08/06/2038    $       236,326
   1,000,000  FNMA<<                                                                    6.63         09/15/2009          1,049,623
     300,000  FNMA                                                                      6.63         11/15/2030            366,081
     500,000  FNMA                                                                      7.25         05/15/2030            643,873
      50,000  FNMA SERIES 1                                                             5.50         11/17/2016             51,132

                                                                                                                        20,496,659
                                                                                                                   ---------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $49,050,817)                                                                50,407,656
                                                                                                                   ---------------
AGENCY SECURITIES: 23.93%
FEDERAL HOME LOAN MORTGAGE CORPORATION: 7.91%
     800,000  FHLMC                                                                     4.88         11/15/2013            829,634
   1,000,000  FHLMC<<                                                                   6.63         09/15/2009          1,049,623
   1,542,941  FHLMC #1J1368                                                             5.91         10/01/2036          1,571,588
     890,897  FHLMC #783191+/-                                                          5.69         04/01/2037            904,578
   6,689,713  FHLMC #A11964                                                             5.00         08/01/2033          6,581,763
   1,397,052  FHLMC #A15183                                                             6.00         11/01/2033          1,421,747
   1,131,404  FHLMC #A15966                                                             5.00         11/01/2033          1,113,147
   1,745,391  FHLMC #A16693                                                             5.50         12/01/2033          1,749,987
   1,293,825  FHLMC #A19717                                                             5.00         03/01/2034          1,271,978
   2,503,766  FHLMC #A24888                                                             6.00         07/01/2034          2,545,834
   2,339,866  FHLMC #A29757<<                                                           5.50         01/01/2035          2,341,834
   1,806,879  FHLMC #A35253                                                             5.50         06/01/2035          1,808,399
   1,145,025  FHLMC #A36541                                                             5.00         08/01/2035          1,124,854
   1,507,644  FHLMC #A41694                                                             5.50         01/01/2036          1,508,913
   3,052,317  FHLMC #A47041<<                                                           5.00         09/01/2035          2,998,547
     665,046  FHLMC #A54804                                                             6.50         06/01/2036            683,944
   2,054,041  FHLMC #A56988                                                             5.50         02/01/2037          2,054,263
   5,155,767  FHLMC #E01425<<                                                           4.50         08/01/2018          5,084,776
      21,325  FHLMC #E63170                                                             6.00         03/01/2011             21,792
     506,817  FHLMC #E95352                                                             4.50         04/01/2018            499,562
   1,976,041  FHLMC #G01740                                                             5.50         12/01/2034          1,979,510
   1,431,079  FHLMC #G02074                                                             5.50         02/01/2036          1,432,283
     544,452  FHLMC #G02184                                                             5.00         04/01/2036            534,861
   1,807,249  FHLMC #G02386                                                             6.00         11/01/2036          1,834,898
     718,413  FHLMC #G02422                                                             6.00         12/01/2036            729,404
   2,795,754  FHLMC #G02478                                                             5.50         12/01/2036          2,796,515
     493,092  FHLMC #G08190                                                             4.50         01/01/2037            468,644
     494,247  FHLMC #G08192                                                             5.50         04/01/2037            494,300
   1,081,595  FHLMC #G11950                                                             4.50         10/01/2018          1,066,113
     536,800  FHLMC #G12697                                                             5.50         05/01/2022            542,593
      20,629  FHLMC #J02886                                                             6.00         06/01/2021             21,063
     890,710  FHLMC #J04533                                                             6.00         03/01/2022            909,657
      21,733  FHLMC #J04871                                                             6.00         05/01/2022             22,195
     717,560  FHLMC #J05191                                                             6.00         07/01/2022            732,824
      79,642  FHLMC #J05194                                                             5.00         07/01/2022             79,530
     423,030  FHLMC #J05195                                                             5.00         07/01/2022            422,503
     986,459  FHLMC #J05228                                                             5.00         07/01/2022            985,083
     461,502  FHLMC #J05243                                                             5.00         07/01/2022            460,859
     419,364  FHLMC #J05408                                                             5.00         08/01/2022            418,779
     569,294  FHLMC #J05455                                                             5.00         09/01/2022            568,500
   6,000,000  FHLMC TBA                                                                 6.00         12/01/2036          6,090,000
   4,000,000  FHLMC TBA                                                                 6.50         12/01/2037          4,112,500

                                                                                                                        63,869,377
                                                                                                                   ---------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 13.78%
     300,000  FNMA<<^                                                                   4.57         06/01/2017            195,312
     600,000  FNMA<<                                                                    4.63         10/15/2013            614,519
     200,000  FNMA^                                                                     4.88         10/09/2019            112,863

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,000,000  FNMA                                                                      6.00%        05/15/2011    $     1,071,942
     700,000  FNMA                                                                      6.13         03/15/2012            759,389
   2,000,000  FNMA<<                                                                    6.38         06/15/2009          2,077,362
     500,000  FNMA<<                                                                    7.13         01/15/2030            634,191
   1,000,000  FNMA<<                                                                    7.25         01/15/2010          1,071,684
     598,180  FNMA #190360                                                              5.00         08/01/2035            586,845
   1,312,278  FNMA #254950                                                              5.50         11/01/2033          1,317,790
     645,150  FNMA #255407                                                              5.00         09/01/2024            640,831
     702,539  FNMA #255857                                                              5.50         08/01/2025            710,454
     309,964  FNMA #256672                                                              5.00         04/01/2037            303,798
     284,503  FNMA #256758                                                              4.50         05/01/2022            280,017
     500,050  FNMA #535733                                                              6.50         08/01/2015            517,761
   1,330,258  FNMA #545414                                                              5.50         01/01/2017          1,351,706
     858,386  FNMA #725690                                                              6.00         08/01/2034            873,863
     570,067  FNMA #725773                                                              5.50         09/01/2034            571,974
   1,511,980  FNMA #729333                                                              5.50         07/01/2033          1,518,332
   1,053,432  FNMA #745627+/-                                                           5.50         04/01/2036          1,062,558
     198,718  FNMA #753669                                                              6.00         11/01/2033            202,498
   2,157,411  FNMA #767097                                                              4.00         06/01/2019          2,076,330
     958,616  FNMA #775199+/-                                                           4.26         05/01/2034            945,154
     918,803  FNMA #776966                                                              5.00         04/01/2034            902,121
   3,159,745  FNMA #777075<<                                                            5.00         04/01/2034          3,103,952
     679,973  FNMA #779510                                                              5.00         06/01/2019            681,131
   3,457,427  FNMA #793607<<                                                            5.00         09/01/2019          3,463,314
     805,168  FNMA #793675                                                              6.00         09/01/2034            819,686
     896,527  FNMA #794514                                                              5.00         10/01/2019            898,053
     682,032  FNMA #795047                                                              5.50         10/01/2034            684,313
     743,753  FNMA #796334                                                              6.00         10/01/2034            757,163
     894,010  FNMA #804666                                                              6.00         11/01/2034            910,129
   2,317,928  FNMA #805412                                                              5.50         01/01/2035          2,323,258
     880,933  FNMA #811460                                                              5.00         06/01/2020            880,892
     551,155  FNMA #812338                                                              6.00         03/01/2035            560,453
      94,269  FNMA #821030                                                              4.50         05/01/2035             89,688
     301,088  FNMA #822651                                                              4.50         04/01/2035            286,458
   3,593,704  FNMA #824601                                                              5.50         12/01/2034          3,605,723
     682,316  FNMA #828346                                                              5.00         07/01/2035            669,387
     189,580  FNMA #828698                                                              5.00         07/01/2035            185,988
     708,820  FNMA #829190                                                              5.00         07/01/2035            695,390
     641,824  FNMA #830957                                                              5.50         08/01/2035            643,300
     696,331  FNMA #831406                                                              6.00         03/01/2036            707,839
   1,167,726  FNMA #831625                                                              7.00         06/01/2036          1,212,144
      54,422  FNMA #832199                                                              4.50         07/01/2035             51,777
   1,417,873  FNMA #834657                                                              5.50         08/01/2035          1,421,134
   4,603,001  FNMA #835284                                                              5.50         09/01/2035          4,613,587
   3,268,421  FNMA #835331<<                                                            5.50         08/01/2035          3,275,938
     412,965  FNMA #836068                                                              4.50         10/01/2020            406,434
     566,082  FNMA #836958                                                              4.50         10/01/2035            538,576
   3,165,693  FNMA #839064<<                                                            6.00         01/01/2036          3,219,101
   1,341,522  FNMA #843901                                                              4.50         09/01/2035          1,276,338
   5,218,172  FNMA #844158                                                              5.00         11/01/2035          5,119,300
   5,888,370  FNMA #844703                                                              5.50         12/01/2035          5,901,912
     281,113  FNMA #845782                                                              4.50         10/01/2020            276,667
     517,276  FNMA #847926                                                              4.50         12/01/2020            509,095
   1,409,512  FNMA #851264<<                                                            5.50         05/01/2021          1,426,243
     806,290  FNMA #878198                                                              5.50         09/01/2036            807,797
   1,894,182  FNMA #879094+/-                                                           5.36         05/01/2036          1,917,027
     948,074  FNMA #888221                                                              5.50         03/01/2037            949,846
   2,746,110  FNMA #895995<<                                                            6.50         07/01/2036          2,824,783
   1,332,708  FNMA #897130                                                              6.50         09/01/2036          1,370,889
     636,661  FNMA #899561                                                              5.00         06/01/2037            623,996
     246,321  FNMA #904767+/-                                                           5.52         12/01/2036            247,874
     654,743  FNMA #907860+/-                                                           5.54         02/01/2037            660,772
     984,022  FNMA #908182                                                              5.50         12/01/2021            995,703

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$  1,894,829  FNMA #908249                                                              6.50%        12/01/2036    $     1,949,114
     496,244  FNMA #909463                                                              5.00         02/01/2037            486,546
     889,183  FNMA #909855                                                              5.50         02/01/2037            890,668
     964,254  FNMA #910093+/-                                                           5.73         03/01/2037            967,117
     268,898  FNMA #910535+/-                                                           5.54         01/01/2037            270,555
     513,345  FNMA #914224+/-                                                           5.46         03/01/2037            517,304
     354,642  FNMA #915595                                                              5.00         05/01/2037            347,588
     229,057  FNMA #915910                                                              5.00         03/01/2037            224,501
     866,367  FNMA #917101                                                              5.00         05/01/2037            849,133
     467,611  FNMA #918049                                                              6.50         05/01/2037            480,959
   3,989,567  FNMA #919640                                                              6.00         09/01/2037          4,055,258
   4,929,012  FNMA #922672+/-                                                           4.34         06/01/2036          4,903,490
   2,042,605  FNMA #922674+/-                                                           4.78         04/01/2036          2,047,331
   1,266,410  FNMA #922675+/-                                                           4.80         06/01/2035          1,261,495
     552,174  FNMA #928507                                                              6.50         06/01/2037            567,936
           0  FNMA #937282                                                              5.00         05/01/2037                  0
   5,678,871  FNMA #941164                                                              6.00         10/01/2037          5,772,377
     952,549  FNMA #949594                                                              6.00         08/01/2022            974,003
   1,136,069  FNMA #950300                                                              6.00         08/01/2037          1,155,236
   1,500,000  FNMA TBA                                                                  7.00         12/01/2037          1,556,718

                                                                                                                       111,289,673
                                                                                                                   ---------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 2.24%
       2,192  GNMA #337120                                                              6.50         11/15/2023              2,281
       2,272  GNMA #379192                                                              6.50         12/15/2023              2,363
   2,266,773  GNMA #520782<<                                                            5.00         03/15/2035          2,252,716
   1,228,349  GNMA #605373<<                                                            5.50         09/15/2034          1,246,221
     817,411  GNMA #632007<<                                                            6.50         10/15/2036            846,149
   1,802,274  GNMA #633305<<                                                            5.50         12/15/2035          1,827,422
   1,277,689  GNMA #648391<<                                                            5.50         11/15/2035          1,295,517
     792,229  GNMA #653068                                                              5.50         03/15/2036            803,054
   1,065,199  GNMA #654920<<                                                            6.00         06/15/2036          1,092,565
     248,275  GNMA #658328                                                              4.50         03/15/2037            240,174
     425,363  GNMA #663342                                                              6.50         12/15/2036            440,318
     345,492  GNMA #664629                                                              7.00         03/15/2037            361,122
     281,409  GNMA #667470                                                              6.00         05/15/2037            288,672
     764,365  GNMA #668585                                                              6.00         08/15/2037            784,092
     730,296  GNMA #669078                                                              6.00         06/15/2037            749,144
     498,589  GNMA #671433                                                              6.00         07/15/2037            511,456
     228,806  GNMA #782167                                                              6.00         06/15/2037            234,737
     500,000  GNMA TBA                                                                  5.00         12/01/2036            496,563
   2,000,000  GNMA TBA                                                                  5.50         12/01/2037          2,026,876
   2,250,000  GNMA TBA                                                                  6.00         12/01/2036          2,307,656
     250,000  GNMA TBA                                                                  6.50         12/01/2036            258,672

                                                                                                                        18,067,770
                                                                                                                   ---------------

TOTAL AGENCY SECURITIES (COST $188,902,942)                                                                            193,226,820
                                                                                                                   ---------------
US TREASURY SECURITIES: 14.47%

US TREASURY BONDS: 4.60%
     450,000  US TREASURY BOND<<                                                        4.50         02/15/2036            456,258
   1,650,000  US TREASURY BOND<<                                                        4.75         02/15/2037          1,742,167
   1,400,000  US TREASURY BOND<<                                                        5.50         08/15/2028          1,598,843
   1,150,000  US TREASURY BOND<<                                                        6.00         02/15/2026          1,371,106
   1,050,000  US TREASURY BOND<<                                                        6.13         11/15/2027          1,281,082
   2,500,000  US TREASURY BOND<<                                                        6.25         08/15/2023          3,019,530
     500,000  US TREASURY BOND<<                                                        6.25         05/15/2030            629,297
   1,700,000  US TREASURY BOND<<                                                        6.38         08/15/2027          2,126,460
   1,250,000  US TREASURY BOND<<                                                        6.63         02/15/2027          1,598,438

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
US TREASURY BONDS (continued)
$    500,000  US TREASURY BOND                                                          6.88%        08/15/2025    $       647,969
   2,000,000  US TREASURY BOND<<                                                        7.50         11/15/2016          2,521,094
   1,100,000  US TREASURY BOND<<                                                        8.00         11/15/2021          1,517,914
   2,550,000  US TREASURY BOND<<                                                        8.13         08/15/2019          3,462,421
   2,500,000  US TREASURY BOND<<                                                        8.75         05/15/2017          3,420,118
     400,000  US TREASURY BOND<<                                                        8.75         08/15/2020            574,156
   2,275,000  US TREASURY BOND<<                                                        8.88         08/15/2017          3,148,564
   4,350,000  US TREASURY BOND<<                                                        8.88         02/15/2019          6,160,009
   1,300,000  US TREASURY BOND<<                                                        9.13         05/15/2018          1,850,063

                                                                                                                        37,125,489
                                                                                                                   ---------------
US TREASURY NOTES: 9.87%
   3,000,000  US TREASURY NOTE                                                          3.13         11/30/2009          3,004,923
   4,300,000  US TREASURY NOTE<<                                                        3.38         09/15/2009          4,322,506
   1,000,000  US TREASURY NOTE<<                                                        3.50         12/15/2009          1,009,297
   2,000,000  US TREASURY NOTE<<                                                        3.63         06/15/2010          2,029,218
   3,500,000  US TREASURY NOTE<<                                                        3.88         05/15/2009          3,539,375
   5,650,000  US TREASURY NOTE<<                                                        3.88         09/15/2010          5,770,944
   2,500,000  US TREASURY NOTE<<                                                        3.88         10/31/2012          2,551,563
   6,750,000  US TREASURY NOTE<<                                                        3.88         02/15/2013          6,885,000
   2,600,000  US TREASURY NOTE<<                                                        4.00         03/15/2010          2,654,844
   4,300,000  US TREASURY NOTE<<                                                        4.25         01/15/2011          4,448,148
   2,000,000  US TREASURY NOTE<<                                                        4.25         08/15/2013          2,076,094
   3,450,000  US TREASURY NOTE<<                                                        4.25         11/15/2013          3,579,106
   1,870,000  US TREASURY NOTE<<                                                        4.25         11/15/2014          1,928,583
   3,800,000  US TREASURY NOTE<<                                                        4.50         04/30/2012          3,971,000
   2,000,000  US TREASURY NOTE<<                                                        4.50         05/15/2017          2,082,188
   3,000,000  US TREASURY NOTE<<                                                        4.63         10/31/2011          3,146,250
   2,000,000  US TREASURY NOTE<<                                                        4.63         02/29/2012          2,099,062
   4,000,000  US TREASURY NOTE<<                                                        4.63         07/31/2012          4,203,752
   4,300,000  US TREASURY NOTE<<                                                        4.75         12/31/2008          4,371,217
   2,500,000  US TREASURY NOTE<<                                                        4.75         02/28/2009          2,549,220
   2,500,000  US TREASURY NOTE<<                                                        4.75         03/31/2011          2,627,148
   2,000,000  US TREASURY NOTE<<                                                        4.88         01/31/2009          2,039,844
   3,000,000  US TREASURY NOTE<<                                                        4.88         08/15/2009          3,086,250
     450,000  US TREASURY NOTE<<                                                        4.88         08/15/2016            480,551
   2,500,000  US TREASURY NOTE<<                                                        5.00         08/15/2011          2,654,688
   2,500,000  US TREASURY NOTE<<                                                        6.00         08/15/2009          2,620,078

                                                                                                                        79,730,849
                                                                                                                   ---------------

TOTAL US TREASURY SECURITIES (COST $112,367,038)                                                                       116,856,338
                                                                                                                   ---------------
COLLATERAL FOR SECURITIES LENDING: 27.87%

COLLATERAL INVESTED IN OTHER ASSETS: 27.87%
   3,093,481  ALPINE SECURITIZATION CORPORATION++                                       4.70         12/04/2007          3,093,079
       8,725  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33         01/18/2008              8,726
     713,880  AMSTEL FUNDING CORPORATION                                                5.20         12/04/2007            713,787
     475,920  ASPEN FUNDING CORPORATION                                                 4.99         12/27/2007            474,392
   3,172,801  ATLAS CAPITAL FUNDING CORPORATION+++/-                                    4.78         04/25/2008          3,172,135
   3,172,801  ATOMIUM FUNDING LLC++                                                     5.10         12/04/2007          3,172,389
   7,138,803  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $7,141,682)                                               4.84         12/03/2007          7,138,803
     793,200  BARTON CAPITAL CORPORATION++                                              4.75         12/07/2007            792,788
   3,966,002  BASF FINANCE EUROPE NV+++/-                                               5.17         10/17/2008          3,960,330
   3,966,002  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,967,569)               4.74         12/03/2007          3,966,002
  11,898,005  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $11,902,754)                               4.79         12/03/2007         11,898,005
   2,379,601  BNP PARIBAS+/-                                                            4.85         11/07/2008          2,379,601

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 15,864,006  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $15,870,286)                                                        4.77%        12/03/2007    $    15,864,006
   5,552,402  CHARIOT FUNDING LLC++                                                     4.70         12/05/2007          5,550,959
   1,665,721  CHARIOT FUNDING LLC                                                       5.02         12/28/2007          1,660,140
   2,260,621  CHEYNE FINANCE LLC+++/-^^                                                 4.61         02/25/2008          2,034,559
     793,200  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007            791,788
  15,876,653  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $15,882,964)                                                        4.77         12/03/2007         15,876,653
   4,521,242  CLIPPER RECEIVABLES CORPORATION                                           4.75         12/03/2007          4,521,242
   2,855,521  CLIPPER RECEIVABLES CORPORATION++                                         5.13         12/14/2007          2,851,381
   3,966,002  CRC FUNDING LLC++                                                         4.90         12/05/2007          3,964,970
   1,784,701  CREDIT AGRICOLE SA+/-                                                     5.02         02/25/2008          1,784,631
  19,830,008  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $19,837,923)                               4.79         12/03/2007         19,830,008
   1,983,001  CULLINAN FINANCE CORPORATION+++/-                                         4.76         08/04/2008          1,969,933
   1,586,401  FAIRWAY FINANCE CORPORATION++                                             4.73         12/06/2007          1,585,782
   2,696,881  FAIRWAY FINANCE CORPORATION++                                             5.03         12/10/2007          2,694,427
   2,062,321  FALCON ASSET SECURITIZATION CORPORATION                                   5.02         12/24/2007          2,056,588
   2,776,201  GALLEON CAPITAL LLC                                                       4.82         12/07/2007          2,774,757
   3,172,801  GALLEON CAPITAL LLC++                                                     4.90         12/04/2007          3,172,389
   1,269,121  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74         06/16/2008          1,269,120
   2,776,201  ING USA ANNUITY & LIFE INSURANCE+/-                                       4.73         08/16/2008          2,776,201
   2,855,521  KESTREL FUNDING US LLC+++/-                                               4.76         02/25/2008          2,853,408
   5,949,002  KITTY HAWK FUNDING CORPORATION                                            4.74         12/06/2007          5,946,682
   5,949,002  LIQUID FUNDING LIMITED+++/-                                               5.70         06/11/2008          5,949,776
      79,320  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 4.84         02/15/2008             79,238
  15,864,006  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $15,870,286)                               4.75         12/03/2007         15,864,006
      59,490  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.45         01/02/2008             59,470
   1,983,001  METLIFE GLOBAL FUNDING I+++/-                                             4.71         10/21/2008          1,978,777
   1,189,800  MORGAN STANLEY+/-                                                         4.76         04/07/2008          1,189,800
   5,939,772  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $5,942,133)                                               4.77         12/03/2007          5,939,772
   6,345,602  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $6,348,124)                                               4.77         12/03/2007          6,345,602
   1,219,545  MORGAN STANLEY SERIES EXL+/-                                              4.78         10/15/2008          1,219,545
     823,987  NATEXIS BANQUES POPULAIRES+/-                                             4.84         01/25/2008            823,493
   1,983,001  NATEXIS BANQUES POPULAIRES+++/-                                           4.90         09/08/2008          1,983,001
     555,240  OLD LINE FUNDING CORPORATION++                                            5.06         12/17/2007            554,219
   1,411,897  PREMIUM ASSET TRUST+++/-                                                  5.29         07/15/2008          1,411,614
   3,724,472  RACERS TRUST SERIES 2004-6-MM+++/-                                        4.93         03/22/2008          3,724,472
   3,093,481  RANGER FUNDING CORPORATION++                                              4.86         12/17/2007          3,087,789
     555,240  SCALDIS CAPITAL LIMITED                                                   5.06         12/14/2007            554,435
   1,586,401  SLM CORPORATION+++/-                                                      4.66         05/12/2008          1,574,471
   2,379,601  SOLITAIRE FUNDING LLC                                                     4.99         12/26/2007          2,372,272
   3,490,081  SOLITAIRE FUNDING LLC                                                     4.99         12/31/2007          3,476,994
   3,172,801  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    5.23         04/03/2008          3,134,950
   1,852,837  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      4.90         12/07/2007          1,851,873
   7,932,003  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.89         08/01/2008          7,932,003
   1,524,452  TRAVELERS INSURANCE COMPANY+/-                                            4.74         02/08/2008          1,524,421
   1,983,001  UNICREDITO ITALIANO BANK (IRELAND) PLC SERIES LIB+++/-                    4.69         10/08/2008          1,980,681
     428,328  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.62         12/03/2007            428,486
     134,844  UNICREDITO ITALIANO BANK NY SERIES YCD+/-                                 5.70         12/13/2007            134,845
   2,141,641  VERSAILLES CDS LLC                                                        4.97         12/05/2007          2,141,084
   1,189,800  VERSAILLES CDS LLC                                                        5.11         12/11/2007          1,188,551
   1,983,001  VICTORIA FINANCE LLC+++/-(k)                                              4.69         05/02/2008          1,983,000
   1,983,001  VICTORIA FINANCE LLC+++/-(k)                                              4.78         08/07/2008          1,983,001

                                                                                                                       225,071,302
                                                                                                                   ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $225,297,364)                                                            225,071,302
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   DIVERSIFIED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
SHORT-TERM INVESTMENTS: 4.19%
  33,797,875  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                              4.83         12/03/2007    $    33,797,875
                                                                                                                   ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $33,797,875)                                                                         33,797,875
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $964,205,689)*                                              122.77%                                          $   991,365,668

OTHER ASSETS AND LIABILITIES, NET                                 (22.77)                                             (183,875,753)
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   807,489,915
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN.

+/-   VARIABLE RATE INVESTMENTS.

#     LONG-TERM SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,996,253.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST AND/OR PRINCIPAL PAYMENTS.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

+++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF 33,797,8754.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.71%
$  1,000,000  SHIPROCK FINANCE SF1 SERIES 2007-1A+++/-                                  5.27%        04/11/2008    $     1,000,000

TOTAL ASSET BACKED SECURITIES (COST $1,000,000)                                                                          1,000,000
                                                                                                                   ---------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 0.64%
     901,810  PARAGON MORTGAGES PLC+++/-SS.                                             4.64         12/15/2007            901,808

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $901,810)                                                                  901,808
                                                                                                                   ---------------

CORPORATE BONDS & NOTES: 1.56%

BANKING: 0.57%
     800,000  ALLIED IRISH BANKS PLC+++/-                                               4.67         11/18/2008            800,000
                                                                                                                   ---------------

DOMESTIC BANKS: 0.18%
     260,000  MORGAN STANLEY+/-                                                         4.75         09/15/2008            258,887
                                                                                                                   ---------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 0.33%
     460,000  HSBC FINANCE CORPORATION                                                  5.84         02/15/2008            460,455
                                                                                                                   ---------------

SPECIAL PURPOSE ENTITY: 0.48%
     685,000  CENTRAL OHIO MEDICAL TEXTILE+/-SS.                                        4.86         03/01/2023            685,000
                                                                                                                   ---------------

TOTAL CORPORATE BONDS & NOTES (COST $2,204,342)                                                                          2,204,342
                                                                                                                   ---------------
MUNICIPAL BONDS & NOTES: 0.35%

TEXAS: 0.35%
     300,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, AMBAC INSURED)+/-SS.                                              4.81         12/01/2046            300,000
     200,000  NORTH TEXAS HIGHER EDUCATIONAL AUTHORITY INCORPORATED SERIES D
              (HEFAR, BANK OF AMERICA NA LOC)+/-SS.                                     4.81         06/01/2045            199,998

                                                                                                                           499,998
                                                                                                                   ---------------

TOTAL MUNICIPAL BONDS & NOTES (COST $499,998)                                                                              499,998
                                                                                                                   ---------------

COMMERCIAL PAPER: 47.06%
     500,000  AMSTEL FUNDING CORPORATION++^                                             5.08         12/10/2007            499,506
     500,000  AMSTEL FUNDING CORPORATION++^                                             5.10         12/07/2007            499,717
     750,000  AQUINAS FUNDING LLC++^                                                    5.02         02/19/2008            741,843
   1,000,000  ASPEN FUNDING CORPORATION++^                                              4.91         02/12/2008            990,316
   1,250,000  ATLANTIC ASSET SECURITIZATION CORP++^                                     4.75         01/25/2008          1,241,259
   1,000,000  ATLAS CAPITAL FUNDING CORPORATION++^                                      5.21         01/03/2008            995,514
   1,000,000  ATOMIUM FUNDING LLC++^                                                    4.95         12/03/2007          1,000,000
   1,000,000  BANK OF IRELAND++^                                                        4.56         04/25/2008            981,760
   1,000,000  BARTON CAPITAL LLC++^                                                     4.87         12/07/2007            999,459
     500,000  CANCARA ASSET SECUR LLC++^                                                4.85         12/03/2007            500,000
     500,000  CANCARA ASSET SECUR LLC++^                                                5.21         01/15/2008            496,888
   1,000,000  CANCARA ASSET SECURITIZATION LLC++^                                       5.20         12/14/2007            998,411
   1,000,000  CLIPPER RECVBLES COMPANY LLC++^                                           5.03         12/05/2007            999,721
   1,000,000  CLIPPER RECVBLES COMPANY LLC++^                                           5.11         12/11/2007            998,864
   1,000,000  CLIPPER RECVBLES COMPANY LLC++^                                           5.15         12/14/2007            998,426
   1,000,000  CLIPPER RECVBLES COMPANY LLC++^                                           5.75         12/10/2007            998,882
   4,000,000  CORPORATE ASSET SECURITIZATION AUSTRIA LIMITED++^                         5.10         12/03/2007          4,000,000
   1,000,000  CRC FUNDING LLC++^                                                        4.87         02/06/2008            991,207
     750,000  CRC FUNDING LLC++^                                                        4.90         12/03/2007            750,000
     500,000  CROWN POINT CAPITAL COMPANY+++/-                                          5.64         12/14/2007            499,996
   1,000,000  EBBETS FUNDING LLC++^                                                     5.20         12/19/2007            997,689
   1,000,000  ERASMUS CAPITAL CORPORATION++^                                            5.25         01/07/2008            994,896
     500,000  ERASMUS CAPITAL CORPORATION++^                                            5.28         01/18/2008            496,627

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (continued)
$  1,300,000  FAIRWAY FINANCE CORPORATION++^                                            5.08%        12/10/2007    $     1,298,716
   1,000,000  GALAXY FUNDING INCORPORATED++^                                            4.84         01/30/2008            992,202
   1,000,000  GALAXY FUNDING INCORPORATED++^                                            4.89         01/24/2008            992,937
   1,000,000  GALLEON CAPITAL LLC++^                                                    5.04         12/04/2007            999,860
   1,000,000  GALLEON CAPITAL LLC++^                                                    5.15         12/10/2007            998,999
   1,000,000  GEMINI SECURITIZATION CORPORATION LLC++^                                  4.82         01/29/2008            992,368
   1,000,000  GOVCO LLC++^                                                              5.21         12/31/2007            995,948
     500,000  GRAMPIAN FUNDING LLC++^                                                   4.83         12/14/2007            499,262
     250,000  GRAMPIAN FUNDING LLC++^                                                   5.12         04/08/2008            245,484
   1,000,000  HARRIER FINANCE FUNDING US LLC++^                                         5.22         01/29/2008            991,735
   1,000,000  IRISH LIFE & PERMANENT++^                                                 5.24         01/23/2008            992,497
   1,000,000  LA FAYETTE ASSET SECURIT++^                                               4.95         12/03/2007          1,000,000
   1,000,000  LIBERTY STREET FUNDING LLC++^                                             4.84         12/19/2007            997,849
   1,000,000  LIBERTY STREET FUNDING LLC++^                                             5.05         12/04/2007            999,860
   1,000,000  LIBERTY STREET FUNDING LLC++^                                             5.17         12/12/2007            998,708
   1,000,000  MANE FUNDING CORPORATION++^                                               4.70         12/06/2007            999,608
   1,000,000  MONT BLANC CAPITAL CORPORATION++^                                         4.90         01/23/2008            993,058
   1,000,000  NATIONWIDE BUILDING SOCIETY++^                                            5.16         01/17/2008            993,550
   2,000,000  NEWPORT FUNDING CORPORATION++^                                            4.72         12/03/2007          2,000,000
   1,000,000  NEWPORT FUNDING CORPORATION++^                                            4.91         02/12/2008            990,316
   1,000,000  NIEUW AMSTERDAM RECEIVABLES++^                                            5.03         01/23/2008            992,874
   1,000,000  OLD LINE FUNDING LLC++^                                                   5.00         12/07/2007            999,444
   1,000,000  PICAROS FUNDING LLC++^                                                    5.21         01/09/2008            994,645
   1,000,000  RANGER FUNDING CORPORATION LLC++^                                         4.78         01/28/2008            992,564
     500,000  REGENCY MARKETS NO 1 LLC++^                                               5.18         01/15/2008            496,906
   1,080,000  SCALDIS CAPITAL LLC++^                                                    5.10         12/21/2007          1,077,246
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  5.05         12/04/2007            999,860
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  5.10         12/07/2007            999,433
   1,000,000  SHEFFIELD RECEIVABLES++^                                                  5.25         12/07/2007            999,417
   1,000,000  SOLITAIRE FUNDING LLC++^                                                  4.92         01/22/2008            993,167
   1,000,000  SOLITAIRE FUNDING LLC++^                                                  5.15         01/15/2008            993,849
   1,000,000  STANFIELD VICTORIA FUNDING LLC+++/-(k)                                    4.76         01/17/2008            999,976
     500,000  SURREY FUNDING CORPORATION++^                                             4.75         01/25/2008            496,503
   1,000,000  SURREY FUNDING CORPORATION++^                                             4.97         01/31/2008            991,855
   1,000,000  SWEDBANK MORTGAGE AB^                                                     4.82         02/29/2008            988,218
   1,000,000  SWEDBANK MORTGAGE AB^                                                     5.17         01/09/2008            994,686
   1,000,000  SWEDISH NATIONAL HOUSING FINANCE++^                                       4.95         01/23/2008            992,988
   1,000,000  THAMES ASSET GLOBAL SECURITIZATION++^                                     5.25         12/05/2007            999,708
   1,500,000  THUNDER BAY FUNDING LLC++^                                                4.90         02/04/2008          1,487,138
   1,000,000  VARIABLE FUNDING CAPITAL++^                                               4.87         02/07/2008            991,072
   1,000,000  VARIABLE FUNDING CAPITAL++^                                               4.90         02/14/2008            990,064
   1,000,000  VERSAILLES CDS LLC++^                                                     4.90         12/13/2007            998,639
     750,000  VERSAILLES CDS LLC++^                                                     5.00         12/03/2007            750,000
     750,000  VERSAILLES CDS LLC++^                                                     5.10         12/19/2007            748,300
   1,000,000  WESTPAC SECURITIES (NEW ZEALAND) LIMITED++^                               5.17         01/10/2008            994,543

TOTAL COMMERCIAL PAPER (COST $66,607,033)                                                                               66,607,033
                                                                                                                   ---------------
EXTENDABLE BONDS: 7.67%
   1,000,000  ALLIANCE & LEICESTER PLC                                                  5.32         01/14/2008          1,000,095
     700,000  BASF FINANCE EUROPE NV+++/-                                               5.17         12/19/2008            700,000
     700,000  BES FINANCE LIMITED+++/-                                                  4.76         12/01/2008            700,000
   1,000,000  BNP PARIBAS SA+/-                                                         5.66         09/16/2008          1,000,000
     750,000  CAISSE NATIONALE CDEE+++/-                                                4.85         12/09/2008            750,000
   1,500,000  FLORIDA HURRICANE CATASTROPHE+/-                                          4.86         12/12/2008          1,500,000
   1,500,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   4.69         12/05/2008          1,500,000
   1,000,000  INTESA BANK (IRELAND) PLC+++/-                                            4.80         12/24/2008          1,000,000
   1,000,000  IRISH LIFE & PERMANENT+++/-                                               4.80         12/19/2008          1,000,000
     700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED+/-                                  5.36         12/26/2008            700,000
   1,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   4.93         12/23/2008          1,000,000

TOTAL EXTENDABLE BONDS (COST $10,850,095)                                                                               10,850,095
                                                                                                                   ---------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE         VALUE
MEDIUM TERM NOTES: 7.07%
$  1,000,000  BEAR STEARNS COMPANY INCORPORATED+++/-                                    4.64%        07/11/2008    $     1,000,000
     250,000  ING SECURITY LIFE INSURANCE FUND+++/-                                     5.32         01/14/2008            250,022
   1,000,000  K2 (USA) LLC+++/-                                                         4.86         08/11/2008            999,863
     500,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.19         04/02/2008            499,952
     750,000  LIBERTY LIGHT US CAPITAL+++/-                                             5.20         01/04/2008            749,987
   1,000,000  MBIA GLOBAL FUNDING LLC+++/-                                              5.31         11/18/2008          1,000,000
     350,000  MONUMENT GLOBAL FUNDING II+++/-                                           5.57         12/20/2007            350,000
   1,000,000  MORGAN STANLEY+/-                                                         5.11         04/25/2008          1,000,209
     500,000  NATIONWIDE BUILDING SOCIETY+++/-                                          5.01         02/01/2008            500,104
     500,000  ROYAL BANK SCOTLAND GROUP PLC+++/-                                        5.80         09/18/2008            500,000
     600,000  SEDNA FINANCE INCORPORATED+++/-                                           5.16         03/25/2008            599,973
     900,000  SEDNA FINANCE INCORPORATED++                                              5.35         05/29/2008            900,000
   1,000,000  TOTTA IRELAND PLC+++/-                                                    4.67         09/05/2008          1,000,000
     300,000  VETRA FINANCE INCORPORATED+++/-                                           5.67         12/06/2007            300,000
     350,000  ZELA FINANCE INCORPORATED+++/-                                            5.69         12/07/2007            350,000

TOTAL MEDIUM TERM NOTES (COST $10,000,110)                                                                              10,000,110
                                                                                                                   ---------------
SECURED MASTER NOTE AGREEMENT: 2.94%
   1,200,000  BANK OF AMERICA SECURITIE+/-SS.(E))                                       4.75                 --          1,200,000
     462,000  BEAR STEARNS COMPANY INCORPORATED+/-SS.(E)                                4.89                 --            462,000
   2,500,000  CITIGROUP GLOBAL MARKETS INCORPORATED+/-SS.(E)                            4.76                 --          2,500,000

TOTAL SECURED MASTER NOTE AGREEMENT (COST $4,162,000)                                                                    4,162,000
                                                                                                                   ---------------
TIME DEPOSITS: 6.36%
   4,000,000  CALYON (PARIS)                                                            4.68         12/03/2007          4,000,000
   3,000,000  DANSKE BANK (COPENHAGE)                                                   4.75         12/03/2007          3,000,000
   2,000,000  DEXIA BANK (GRAND CAYMAN)                                                 4.83         12/06/2007          2,000,000

TOTAL TIME DEPOSITS (COST $9,000,000)                                                                                    9,000,000
                                                                                                                   ---------------
CERTIFICATES OF DEPOSIT: 6.18%
   1,000,000  BANK OF SCOTLAND PLC (NEW YORK)+/-                                        5.37         11/10/2008          1,000,000
   1,000,000  BARCLAYS BANK PLC                                                         5.34         12/05/2007          1,000,000
   1,000,000  BARCLAYS BANK PLC (NEW YORK)                                              5.20         04/10/2008          1,000,000
     750,000  NATIXIS+/-                                                                4.65         03/06/2008            750,000
   1,250,000  ROYAL BANK OF CANADA (NEW YORK)+/-                                        4.60         04/16/2008          1,249,545
     750,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         07/03/2008            749,478
   1,000,000  ROYAL BANK OF SCOTLAND (NEW YORK)+/-                                      4.63         04/03/2008            999,917
   1,000,000  UNICEDITO ITALIANO BANK (LONDON)                                          5.23         12/19/2007          1,000,000
   1,000,000  UNICREDITO ITALIANO BANK (NEW YORK)+/-                                    4.70         05/02/2008          1,000,039

TOTAL CERTIFICATES OF DEPOSIT (COST $8,748,977)                                                                          8,748,979
                                                                                                                   ---------------
REPURCHASE AGREEMENTS: 19.24%
   3,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,001,193)                                    4.77         12/03/2007          3,000,000
   3,235,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,236,245)                                    4.62         12/03/2007          3,235,000
   4,000,000  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED BY US GOVERNMENT SECURITIES (MATURITY VALUE
              $4,001,577)                                                               4.73         12/03/2007          4,000,000
   4,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US
              GOVERNMENT
              SECURITIES (MATURITY VALUE $4,001,567)                                    4.70         12/03/2007          4,000,000
     500,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $500,197)                                      4.72         12/03/2007            500,000
   3,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $3,001,185)                                    4.74         12/03/2007          3,000,000
   6,000,000  JPMORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
              SECURITIES (MATURITY VALUE $6,002,315)                                    4.63         12/03/2007          6,000,000

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                       PORTFOLIO OF INVESTMENTS -- NOVEMBER 30, 2007 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS (continued)
$  3,500,000  LEHMAN BROTHERS COMMERCIAL - 102% COLLATERALIZED BY US
              GOVERNMENT SECURITIES (MATURITY VALUE $3,501,383)                         4.74%        12/03/2007    $     3,500,000

TOTAL REPURCHASE AGREEMENTS (COST $27,235,000)                                                                          27,235,000
                                                                                                                   ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $141,209,365)*                                               99.78%                                          $   141,209,365

OTHER ASSETS AND LIABILITIES, NET                                   0.22                                                   314,856
                                                                  ------                                           ---------------

TOTAL NET ASSETS                                                  100.00%                                          $   141,524,221
                                                                  ------                                           ---------------

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4(2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

(k) SUBSEQUENT TO NOVEMBER 30, 2007, THIS SECURITY HAS BEEN CLASSIFIED AS A DEFAULTED SECURITY.

(E)   THE SECURITY IS A PRIVATE PLACEMENT WITH NO STATED MATURITY DATE.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT AND SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

NOTES TO PORTFOLIO OF INVESTMENT
--------------------------------------------------------------------------------

The Fund's portfolio of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Money Market Portfolio invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days provided that these variable rate instruments are either Government Securities or carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. Money Market Portfolio seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

OTHER

      For more information regarding the Fund and its holdings, please see the Fund's most recent Prospectus and Annual Report.

ITEM 2.  CONTROLS AND PROCEDURES
================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) or in other factors that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                  CERTIFICATION



I, Karla M. Rabusch, certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  January 22, 2008

/s/ Karla M. Rabusch


Karla M. Rabusch
President
Wells Fargo Master Trust

                                  CERTIFICATION



I, Stephen W. Leonhardt certify that:

1. I have reviewed this report on Form N-Q of Wells Fargo Master Trust on behalf of the following series: Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Money Market Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date:  January 22, 2008

/s/ Stephen W. Leonhardt

Stephen W. Leonhardt
Treasurer
Wells Fargo Master Trust

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                     Wells Fargo Master Trust


                                     By:   /s/ Karla M. Rabusch

                                           Karla M. Rabusch
                                           President




Date:  January 22, 2008




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         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                     Wells Fargo Master Trust



                                     By:   /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President



                                     By:   /s/ Stephen W. Leonhardt


                                           Stephen W. Leonhardt
                                           Treasurer


Date: January 22, 2008